AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 2008
                                                     REGISTRATION NO. 333-124048
                                                               AND NO. 811-07501

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 5 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 21 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2008 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

          |_| on             , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

     |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                       [LOGO] Jefferson National

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                                Monument Advisor
                          Individual Variable Annuity
                                   issued by
                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                                      AND
                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the Monument Advisor Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Transaction Fees (described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract. This time period may vary by state.

      Before purchasing the Contract in most states, you must consent to our delivering electronically all documents and reports relating to your Contract and the Investment Portfolios. You provide your consent by signing the contract application. The application contains a statement indicating that you agree to access all information relating to your contract electronically. Paper versions of these documents will not be sent unless you elect to receive paper documents after purchasing the Contract, or otherwise request a specific document. Of course, you can print out any document we make available or transmit to you, and we encourage you to do so. You may revoke your consent at any time.

      The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in any of the Sub-accounts. We impose a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. These Investment Portfolios may not be available in all states. You can view at our Website the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio's management fees and other expenses you will bear indirectly.

      Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

A I M Variable Insurance Funds

Managed by Invesco Aim Advisors, Inc.

      o     AIM V.I. Basic Value - Series II shares

      o     AIM V.I. Capital Development - Series II shares

      o     AIM V.I. Core Equity - Series I shares

      o     AIM V.I. Global Health Care - Series I shares

      o     AIM V.I. Global Real Estate Fund - Series I shares

      o     AIM V.I. Government Securities-Series I shares

      o     AIM V.I. High Yield - Series I shares

      o     AIM V.I. International Growth - Series I shares

      o     AIM V.I. Mid Cap Core Equity - Series II shares

      o     AIM V.I. Technology - Series I shares

The Alger American Fund

Managed by Fred Alger Management, Inc.

      o     Alger American Capital Appreciation - Class O

      o     Alger American Growth - Class O
            (Name changing to LargeCap Growth -Class O effective July 1, 2008)

      o     Alger American MidCap Growth - Class O

      o     Alger American SmallCap Growth -Class O (closed to new investors)

AllianceBernstein Variable Products Series Fund, Inc.

Managed by AllianceBernstein L.P.

      o     AllianceBernstein Growth and Income (Class A)

      o     Alliance Bernstein International Growth (Class B)

      o     AllianceBernstein International Value (Class B)

      o     AllianceBernstein Small Cap Growth (Class B)

      o     AllianceBernstein Small Mid Cap Value (Class B)

ALPS Variable Insurance Trust

Managed by ALPS Advisers, Inc., Sub-advised by Red Rocks Capital LLC

      o     AVS Listed Private Equity Portfolio - Class II

American Century Variable Portfolios, Inc.

Managed by American Century Investment Management, Inc.

      o     American Century VP Balanced (Class I)

      o     American Century VP Income & Growth (Class I)

      o     American Century VP Inflation Protection (Class II)

      o     American Century VP Large Company Value (Class I)

      o     American Century VP Ultra (Class I)

      o     American Century VP Value (Class I)

      o     American Century VP Vista (Class I)

Managed by American Century Global Investment Management, Inc.

      o     American Century VP International (Class I)

Credit Suisse Funds

Managed by Credit Suisse Trust

      o     Credit Suisse Trust Commodity Return Strategy

The DireXion Insurance Trust

Managed by Rafferty Asset Management, LLC

      o     DireXion Dynamic VP HY Bond

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The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


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      o     Evolution VP All-Cap Equity (Investor Class)

      o     Evolution VP Managed Bond (Investor Class)

The Dreyfus Investment Portfolios

Managed by The Dreyfus Corporation

      o     Dreyfus Small Cap Stock Index (Service Shares)

      o     The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Shares)

Dreyfus Stock Index Fund, Inc. (Initial Shares)

Managed by The Dreyfus Corporation and Mellon Capital Management is the Sub-Adviser.

Dreyfus Variable Investment Fund ("Dreyfus VIF") (Initial Shares)

Managed by The Dreyfus Corporation

      o     Dreyfus VIF--International Value (Initial Shares)

Federated Insurance Series

Managed by Federated Equity Management Company of Pennsylvania and Federated Investment Management Company is the Sub-Adviser

      o     Federated Capital Income II

Managed by Federated Investment Management Company

      o     Federated High Income Bond II (Primary Shares)

Managed by Federated Global Investment Management Corp.

      o     Federated International Equity II

Managed by Federated Equity Management Company of Pennsylvania

      o     Federated Kaufmann II (Service Shares)

      o     Federated Market Opportunity II (Service Shares)

Financial Investors Variable Insurance Trust

Managed by ALPS Advisers, Inc., Sub-advised by Ibbotson Associates

Ibbotson ETF Asset Allocation Portfolios

      o     Ibbotson Aggressive Growth (Class II)

      o     Ibbotson Balanced ETF (Class II)

      o     Ibbotson Conservative ETF (Class II)

      o     Ibbotson Growth ETF (Class II)

      o     Ibbotson Income & Growth ETF (Class II)

Janus Aspen Series

Managed by Janus Capital Management LLC

      o     Janus Aspen Balanced (Institutional Shares)

      o     Janus Aspen Forty (Institutional Shares)

      o     Janus Aspen Global Life Sciences (Institutional Shares)

      o     Janus Aspen Growth and Income (Institutional Shares)

      o Janus Aspen INTECH Risk-Managed Core (Service Shares) Sub-advised by Enhanced Investment Technologies, LLC.

      o Janus Aspen INTECH Risk-Managed Growth (Service Shares) Sub-advised by Enhanced Investment Technologies, LLC.

      o     Janus Aspen International Growth (Institutional Shares)

      o     Janus Aspen Large Cap Growth (Institutional Shares)

      o     Janus Aspen Mid Cap Growth (Institutional Shares)

      o Janus Aspen Mid Cap Value (Institutional Shares) Sub-Advised by Perkins, Wolf, McDonnell and Company, LLC.

      o     Janus Aspen Small Company Value (Service Shares)

      o     Janus Aspen Worldwide Growth (Institutional Shares)

Lazard Retirement Series, Inc.

Managed by Lazard Asset Management LLC

      o     Lazard Retirement Emerging Markets Equity

      o     Lazard Retirement International Equity

      o     Lazard Retirement U.S. Small Cap Equity

      o     Lazard Retirement U.S. Strategic Equity

Legg Mason Partners Variable Equity Trust

Managed by Legg Mason Partners Fund Adviser, LLC

Subadvised by ClearBridge Advisors, LLC

      o     Legg Mason Partners Variable Aggressive Growth

      o     Legg Mason Partners Variable Capital and Income

      o     Legg Mason Partners Variable Fundamental Value

      o     Legg Mason Partners Variable Large Cap Growth

Legg Mason Partners Variable Income Trust

Subadvised by Western Asset Management Company

      o     Legg Mason Partners Variable Global High Yield Bond

      o     Legg Mason Partners Variable Strategic Bond

Lord Abbett Series Fund, Inc.

Managed by Lord, Abbett & Co. LLC

      o     Lord Abbett America's Value

      o     Lord Abbett Bond Debenture

      o     Lord Abbett Growth and Income

      o     Lord Abbett International

      o     Lord Abbett Large Cap Core

Nationwide Variable Insurance Trust

Managed by Nationwide Fund Advisers

      o     Nationwide VIT Bond Index

      o     Nationwide VIT International Index

      o     Nationwide VIT Mid Cap Index

      o     Nationwide VIT S&P 500 Index

      o     Nationwide VIT Small Cap Index

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")

Managed by Neuberger Berman Management, Inc.

      o     Lehman Brothers High Income

      o     Lehman Brothers Short Duration

      o     Neuberger Berman AMT Mid-Cap Growth

      o     Neuberger Berman AMT Partners

      o     Neuberger Berman AMT Regency

      o     Neuberger Berman AMT Small Cap Growth (Class S)

      o     Neuberger Berman AMT Socially Responsive

Northern Lights Variable Trust

Managed by Changing Parameters, LLC.

      o     Changing Parameters

Managed by JNF Advisors, Inc.

      o     JNF Chicago Equity Partners Balanced

      o     JNF Chicago Equity Partners Equity

      o     JNF Loomis Sayles Bond

      o     JNF Money Market Portfolio

PIMCO Variable Insurance Trust

Managed by Pacific Investment Management Company LLC

      o     PIMCO VIT All Asset (Administrative Class)

      o     PIMCO VIT CommodityRealReturn(TM) Strategy (Administrative Class)

      o     PIMCO VIT Emerging Markets Bond (Administrative Class)


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      o     PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) (Administrative Class)

      o     PIMCO VIT Global Bond (Unhedged) (Administrative Class)

      o     PIMCO VIT High Yield (Administrative Class)

      o     PIMCO VIT Long-Term U.S. Government (Administrative Class)

      o     PIMCO VIT Low Duration (Administrative Class)

      o     PIMCO VIT RealEstateRealReturn Strategy (Administrative Class)

      o     PIMCO VIT Real Return (Administrative Class)

      o     PIMCO VIT Short-Term (Administrative Class)

      o     PIMCO VIT StockPLUS(R) Total Return (Administrative Class)

      o     PIMCO VIT Total Return (Administrative Class)

Pioneer Variable Contracts Trust (Class II Shares)

Managed by Pioneer Investment Management, Inc.

      o     Pioneer Bond VCT

      o     Pioneer Cullen Value VCT

      o     Pioneer Emerging Markets VCT

      o     Pioneer Equity Income VCT

      o     Pioneer Fund VCT

      o     Pioneer Global High Yield VCT

      o     Pioneer High Yield VCT

      o     Pioneer International Value VCT

      o     Pioneer Mid Cap Value VCT

      o     Pioneer Small Cap Value VCT

      o     Pioneer Strategic Income VCT

Royce Capital Fund

Managed by Royce & Associates, LLC

      o     Royce Micro-Cap

      o     Royce Small-Cap

Rydex Variable Trust

Managed by Rydex Investments

      o     Rydex Absolute Return Strategies

      o     Rydex Alternative Strategies Allocation

      o     Rydex Banking

      o     Rydex Basic Materials

      o     Rydex Biotechnology

      o     Rydex Commodities Strategy

      o     Rydex Consumer Products

      o     Rydex Dow 2x Strategy

      o     Rydex NASDAQ-100(R) 2x Strategy

      o     Rydex Russell 2000 (R) 2x Strategy

      o     Rydex S&P 500 2x Strategy

      o     Rydex Strengthening Dollar 2x Strategy

      o     Rydex Weakening Dollar 2x Strategy

      o     Rydex Electronics

      o     Rydex Energy

      o     Rydex Energy Services

      o     Rydex Essential Portfolio Aggressive

      o     Rydex Essential Portfolio Conservative

      o     Rydex Essential Portfolio Moderate

      o     Rydex Europe 1.25x Strategy

      o     Rydex Financial Services

      o     Rydex Government Long Bond 1.2x Strategy

      o     Rydex Health Care

      o     Rydex Hedged Equity

      o     Rydex Internet

      o     Rydex Inverse Dow 2x Strategy

      o     Rydex Inverse Government Long Bond Strategy

      o     Rydex Inverse Mid-Cap Strategy

      o     Rydex Inverse NASDAQ-100(R) Strategy

      o     Rydex Inverse Russell 2000(R) Strategy

      o     Rydex Inverse S&P 500 Strategy

      o     Rydex Japan 1.25x Strategy

      o     Rydex Large-Cap Growth

      o     Rydex Large-Cap Value

      o     Rydex Leisure

      o     Rydex Mid Cap 1.5x Strategy

      o     Rydex Mid-Cap Growth

      o     Rydex Mid-Cap Value

      o     Rydex Multi-Cap Core Equity

      o     Rydex Nova

      o     Rydex NASDAQ-100(R) Strategy

      o     Rydex Precious Metals

      o     Rydex Real Estate

      o     Rydex Retailing

      o     Rydex Russell 2000(R) 1.5x Strategy

      o     Rydex Sector Rotation

      o     Rydex Small-Cap Growth

      o     Rydex Small-Cap Value

      o     Rydex Technology

      o     Rydex Telecommunications

      o     Rydex Transportation

      o     Rydex U.S. Government Money Market

      o     Rydex Utilities

      o     Rydex International Rotation

      o     CLS AdvisorOne Amerigo

      o     CLS AdvisorOne Clermont

Seligman Portfolios, Inc.

Managed by J. & W. Seligman & Co. Incorporated

      o     Seligman Communications and Information (Class II)

      o     Seligman Global Technology (Class II)

      o     Seligman Large Cap Value (Class I)

      o     Seligman Smaller Cap Value (Class I)

Third Avenue Variable Series Trust

Managed by Third Avenue Management LLC.

      o     Third Avenue Value

T. Rowe Price Equity Series, Inc.

      o     T. Rowe Price Blue Chip Growth - II

      o     T. Rowe Price Equity Income - II

      o     T. Rowe Price Health Sciences II

T. Rowe Price Fixed Income Securities, Inc.

Managed by T. Rowe Price Associates, Inc.

      o     T. Rowe Price Limited-Term Bond - II

Van Eck Worldwide Insurance Trust

Managed by Van Eck Associates Corporation

      o     Van Eck Worldwide Absolute Return

      o     Van Eck Worldwide Bond

      o     Van Eck Worldwide Emerging Markets

      o     Van Eck Worldwide Hard Assets

      o     Van Eck Worldwide Real Estate


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Vanguard Variable Insurance Funds

      o     Vanguard Balanced

      o     Vanguard Capital Growth

      o     Vanguard Diversified Value

      o     Vanguard Equity Index

      o     Vanguard International

      o     Vanguard Short-Term Investment Grade

      o     Vanguard Small Company Growth

      o     Vanguard Total Bond Market

      o     Vanguard Total Stock Market Index

Wells Fargo Advantage Funds

Managed by Wells Fargo Funds Management, LLC

      o     Wells Fargo Advantage Small/Mid Cap Value

      o     Wells Fargo Advantage VT Discovery

      o     Wells Fargo Advantage VT Opportunity

      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus.

      For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

      o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

      The   Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal


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Table of Contents                                                           Page

Definitions of Special Terms.................................................  7
Highlights...................................................................  9
Fee Table.................................................................... 11
     Examples of Fees and Expenses........................................... 12
     Condensed Financial Information......................................... 12
The Company.................................................................. 13
     The Monument Advisor Annuity Contract................................... 13
     Free Look............................................................... 13
     Assignment.............................................................. 13
     Electronic Administration of Your Contract.............................. 13
     Confirmations and Statements............................................ 14
Purchase..................................................................... 15
     Purchase Payments....................................................... 15
     Allocation of Purchase Payments......................................... 15
Investment Options........................................................... 16
     Investment Portfolios................................................... 16
     Administrative, Marketing and Support Services Fees..................... 16
     Fixed Account........................................................... 16
     Voting Rights........................................................... 16
     Substitution............................................................ 17
Transfers.................................................................... 17
     Excessive Trading Limits................................................ 17
     Dollar Cost Averaging Program........................................... 19
     Rebalancing Program..................................................... 19
     Advisory Fee Withdrawals................................................ 19
Expenses..................................................................... 19
     Subscription Fee........................................................ 20
     Insurance Charges....................................................... 20
     Contract Maintenance Charge............................................. 20
     Transaction Fee......................................................... 20
     Investment Portfolio Expenses........................................... 20
     Transfer Fee............................................................ 20
     Premium Taxes........................................................... 20
     Income Taxes............................................................ 20
     Contract Value.......................................................... 20
     Accumulation Units...................................................... 21
     Access to Your Money.................................................... 21
     Systematic Withdrawal Program........................................... 21
     Suspension of Payments or Transfers..................................... 21
Death Benefit................................................................ 22
     Upon Your Death During the Accumulation Period.......................... 22
     Death Benefit Amount During the Accumulation Period..................... 22
     Payment of the Death Benefit During the Accumulation Period............. 22
     Death of Contract Owner During the Annuity Period....................... 22
     Death of Annuitant...................................................... 22
     Annuity Payments (The Annuity Period)................................... 22
     Annuity Payment Amount.................................................. 23


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     Annuity Options......................................................... 23
Taxes........................................................................ 23
     Annuity Contracts in General............................................ 23
     Tax Status of the Contracts............................................. 23
     Taxation of Non-Qualified Contracts..................................... 24
     Taxation of Qualified Contracts......................................... 25
     Possible Tax Law Changes................................................ 25
Other Information............................................................ 25
     Legal Proceedings....................................................... 25
     Distributor............................................................. 26
     Financial Statements.................................................... 26
     Independent Registered Public Accounting Firm........................... 26
Appendix A - More Information About the Investment Portfolios................ 27
Appendix B - Condensed Financial Information................................. 45
Privacy Policy............................................................... 64
Table of Contents of the Statement of Additional Information................. 65


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Definitions of Special Terms

      Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

      ACCUMULATION PERIOD: The period during which you invest money in your Contract.

      ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

      ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

      ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law.

      ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

      ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

      ANNUITY PERIOD: The period during which We make income payments to you.

      ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Annuity Period.

      BENEFICIARY: The person designated to receive any benefits under the Contract if you or, in the case of a non-natural owner, the Annuitant dies.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

      COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

      CONTRACT: The Monument Advisor individual variable annuity contract, which provides variable investment options offered by the Company.

      CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

      CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

      DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant.

      FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.

      INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide asset allocation and investment advisory services.

      INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

      INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

      INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

      JOINT OWNER: The individual who co-owns the Contract with another person.

      NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension plan, specially sponsored program or individual retirement account ("IRA").

      OWNER: You, the purchaser of the Contract are the Owner.

      PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

      QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      SECURE ONLINE ACCOUNT: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

      SEPARATE ACCOUNT: Jefferson National Life Annuity Account G of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

      SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

      SUBSCRIPTION FEE: $20 per month fee charged by us to issue and administer the Contract.


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      TAX DEFERRAL: Benefit provided by the Contract under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

      TRANSACTION FEE: Fee imposed by the Company for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. See "Expenses - Transaction Fee" for further details, including a list of the Investment Portfolios that impose a Transaction Fee.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.


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Highlights

      The variable annuity Contract that We are offering is a Contract between you (the Owner) and Us (the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account G (Separate Account). We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

      The Contract charges no insurance fees other than the Subscription Fee imposed during the Accumulation Period and Annuity Period. You do pay any applicable Transaction Fees, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain.

      The Contract includes a death benefit that is equal to your account value. This benefit is described in detail under the heading "Death Benefit."

      All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract. This time period may vary by state.

      You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. Jefferson National deems this period as ending 15 days after it mails a Contract.

      TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, the full Annuity Payment is taxable.

      IMPORTANT INFORMATION CONCERNING YOUR MONUMENT ADVISOR CONTRACT.

      Upon purchase of the Contract, you can only access documents relating to the Contract and the Investment Portfolios electronically. Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should not invest and continue to receive documents electronically if you do not have regular and continuous Internet access.

      After purchase, either at the time of application or later, you may elect to receive in paper via U.S. mail all documents relating to the Contract and the Investment Portfolios by revoking your electronic consent. We will also honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

      For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available at our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, we archive out-of-date Contract prospectuses. We have no present intention of deleting any archived Contract prospectus, however, we reserve the right to do so at any time upon 30 days' notice to your Secure Online Account. Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after we remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, we will provide copies of them upon request.

      We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time.

      We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, we reserve the right to delete your Secure Online Account upon 30 days' notice, which we will deliver to your

--------------------------------------------------------------------------------

Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

      We have no present intention of deleting documents from your Secure Online Account. If, however, we decide to do so, we will provide you with at least 30 days' notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

      TRANSACTION FEE. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee".

      INQUIRIES. If you need more information, please contact Us at:
      Jefferson National Life Insurance Company
      P.O.  Box 36840
      Louisville, Kentucky 40233
      (866) 667-0561

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Fee Table

      The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.

Owner Transaction Expenses

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge (as a    None
percentage of Purchase Payments withdrawn)

Transfer Fee(1) ......     Current Charge                  Maximum Charge
                               None                             $25

                        No restrictions provided transfers comply with our administrative rules. We reserve the right to impose a fee, not to exceed $25, for excessive transfers upon providing prior notice to you. This fee is different than the Transaction Fee described below.

Transaction Fee(2)....  The Company imposes a Transaction Fee, in the amounts shown below, for contributions, including initial contributions, and transfers into and withdrawals and transfers out of certain Investment Portfolios. Only transactions involving those Investment Portfolios for which the Company imposes a Transaction Fee are counted for purposes of determining the number of transactions per Contract year. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is set forth in "Expenses - Transaction Fee", and is also available at the Company's Website or upon request. The Company may increase the Transaction Fee, or modify the table below. However, the Transaction Fee may not be increased to an amount greater than the maximum charge shown.

                        -------------------------------------------------------
                                             Current Charge    Maximum Charge
                        -------------------------------------------------------
                        Transactions 1-10        $49.99\            $74.99/
                         per Contract year     transaction       transaction
                        ------------------- ---------------- ------------------
                        Transactions 11-20       $39.99\            $74.99/
                         per Contract year     transaction       transaction
                        ------------------- ---------------- ------------------
                        Transactions  21-30      $29.99\            $74.99/
                         per Contract year     transaction       transaction
                        ------------------- ---------------- ------------------
                        Transactions  31+        $19.99\            $74.99/
                         per Contract year     transaction       transaction
                        ------------------- ---------------- ------------------

--------------------------------------------------------------------------------

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

--------------------------------------------------------------------------------
                            Current Charge               Maximum Charge
--------------------------------------------------------------------------------
Subscription Fee........  $20 per Contract per month  $20 per Contract per month
--------------------------------------------------------------------------------
Separate Account Annual Expenses

(as a percentage of
Contract Value invested
in the Investment
Portfolios) Mortality
and Expense
Risk Charge.............         0.00%                      0.00%
--------------------------------------------------------------------------------
Administrative Charge...         0.00%                      0.00%
--------------------------------------------------------------------------------
Total Separate Account
Annual Expenses.........         0.00%                      0.00%
--------------------------------------------------------------------------------

      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

--------------------------------------------------------------------------------
                               Minimum                       Maximum
--------------------------------------------------------------------------------
Total Investment Portfolio
  Operating Expenses

(expenses that are deducted
from Investment Portfolio
assets, including
management fees,
distribution and/or
service (12b-1) fees,         Gross: 0.14%                Gross: 44.96%
and other expenses) (3)..      Net: 0.14%                  Net: 3.83%
--------------------------------------------------------------------------------

(1) All reallocations made on the same day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(2) All transactions made on the same day involving the same Investment Portfolio will result in one Transaction Fee.

(3) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2009. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------

Examples of Fees and Expenses -

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, and Investment Portfolio fees and expenses.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. For purposes of this example, we have assumed the money is invested in Investment Portfolios for which no Transaction Fee is charged. For a description of the Transaction Fee, see "Expenses - Transaction Fee". We used $20.00 per month as the contract charge, but converted it to an asset based charge based on the average contract size as of the previous December 31. This conversion causes the contract charge in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

(1) Assuming Contract charges and maximum Investment Portfolio operating expenses:

           1 year           3 years          5 years            10 years
           $395.63         $7680.80         $10295.92          $11647.27

(2) Assuming Contract charges and minimum Investment Portfolio operating expenses:

           1 year           3 years          5 years            10 years
           $26.63           $83.74           $146.38             $330.83

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------

The Company

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Monument Advisor Variable Annuity Contract

      This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

      The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

      The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

      You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

Free Look

      If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever period is required in your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Transaction Fees, will have been deducted. On the day We receive your request We will return your Contract Value. In some states, We may be required to refund your Purchase Payment. Jefferson National deems this period as ending 15 days after it mails a Contract.

      OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

      A change of Owner may be a taxable event.

      JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

      BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

      Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

      An assignment may be a taxable event.

      If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration Of Your Contract

      This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, a specific paper document, or revoke your consent to Electronic Administration. You may obtain paper copies of documents related to your Contract by printing them from your computer. We will honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

      If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although we will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account.

--------------------------------------------------------------------------------

There is no substitute for regularly checking your Secure Online Account.

      You may, however, elect to have documents related to your Contract also delivered via U.S. Mail to your address of record by withdrawing your consent to Electronic Administration. After your withdrawal of consent becomes effective, you will receive documents via U.S. Mail. We may also continue to send documents to your Secure Online Account. After you have withdrawn your consent to Electronic Administration, you may notify Us that you again consent to Electronic Administration. You may revoke or reinstate your consent to electronic delivery as often as you wish. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to us at the Jefferson National Service Center. You may also contact your financial advisor, who may initiate a change on your behalf. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. Mail will be processed as received, usually within two business days.

      Current prospectuses and all required reports for the Contract and the Investment Portfolios are available at Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. We have no present intention of deleting any archived Contract prospectus, however, We reserve the right to do so at any time upon 30 days' notice to your Secure Online Account. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

      Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent annual update. You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, we will send you a paper copy of these documents via U.S. mail.

      We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, proxy statements, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you at Our Website.

      You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

      We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

Confirmations and Statements

      We will send a confirmation statement to your Secure Online Account each time you change your Investment Allocations of Record, we receive a new Purchase Payment from you, you make a transfer among the Investment Portfolios, or you make a withdrawal. Generally, We deliver transaction confirmations at or before the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual statement or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@jeffnat.com or call Us at (866) 667-0561.

Requesting Transactions or Obtaining Information About your Contract

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. We will post confirmations of all transactions to your Secure Online Account. We will not send confirmation of any transaction to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

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      SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

      You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

      Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

      We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send account information through e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in Netscape) or the "subject" section (in Internet Explorer), you should see "secure.jeffnat.com" listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Purchase

Purchase Payments

      A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $25,000 whether the Contract is bought as a Non-Qualified Contract or as part of a Tax-Sheltered Annuity or an Individual Retirement Annuity (IRA). The maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment or not issue any Contract.

      Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

Allocation of Purchase Payments

      You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See "Expenses - Transaction Fee" for further details.

      Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Unlike the other Investment Portfolios available under your Contract, all transactions involving the Rydex Investment Portfolios listed below must be received no later than 15 or 30 minutes before the New York Stock Exchange closes, i.e., 3:30 P.M. or 3:45 P.M. Eastern Time based on the usual 4:00 P.M. Eastern Time close. Any transaction involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

---------------------------------------------------------------
                 15 Minutes Before NYSE Close
---------------------------------------------------------------
Dow 2x Strategy       NASDAQ-100(R) 2x       Russell 2000(R) 2x
                      Strategy               Strategy
---------------------------------------------------------------
S&P 500 2x Strategy   Strengthening Dollar   Weakening Dollar
                      2x Strategy            2x Strategy
---------------------------------------------------------------
Europe 1.25x          Government Long Bond   Inverse Dow 2x
Strategy              1.2x Strategy          Strategy
---------------------------------------------------------------
Inverse Government    Inverse Mid-Cap        NASDAQ-100(R)
Long Bond             Strategy               Strategy
---------------------------------------------------------------
Inverse Russell       Inverse S&P 500        Japan Advantage
2000(R) Strategy      Strategy               1.25x Strategy
---------------------------------------------------------------
Large-Cap Growth      Large-Cap Value        Mid Cap 1.5x
                                             Strategy
---------------------------------------------------------------
Mid-Cap Growth        Mid-Cap Value          Nova
---------------------------------------------------------------
NASDAQ-100(R)         Russell 2000 1.5x      Small-Cap Growth
Strategy              Strategy
---------------------------------------------------------------
Small-Cap Value       U.S. Govt Money Mkt
---------------------------------------------------------------

---------------------------------------------------------------
                 30 Minutes Before NYSE Close
---------------------------------------------------------------
Banking               Basic Materials        Biotechnology
---------------------------------------------------------------
Commodities Strategy  Consumer Products      Electronics
---------------------------------------------------------------

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---------------------------------------------------------------
Energy                Energy Services        Financial
                                             Services
---------------------------------------------------------------
Health Care           Internet               Leisure
---------------------------------------------------------------
Precious Metals       Real Estate            Retailing
---------------------------------------------------------------
Technology            Telecommunication      Transportation
---------------------------------------------------------------
Utilities
---------------------------------------------------------------

Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

Investment Options

Investment Portfolios

      The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

      You should read the prospectuses for these Investment Portfolios carefully. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these prospectuses will not be sent to you in paper. They are, however, available at Our Website. See Appendix A which contains a summary of investment objectives and strategies for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

      Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, Transaction Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

Fixed Account. No fixed account is available during the Accumulation Period.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders,

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We will send you and other owners materials describing the matters to be voted
on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

      It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

      You can transfer money among the Investment Portfolios. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See "Expenses - Transaction Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.

      TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:

      1. Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

      2. Your request for transfer must clearly state how much the transfer is for.

      3. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

            a. the requirement of a minimum time period between each transfer;

            b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

            c. limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

      4. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.


      TRANSFERS DURING THE ANNUITY PERIOD. Subject to our administrative rules, you can make an unlimited number of transfers between the Investment Portfolios during the Annuity Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following rules apply to any transfer during the Annuity Period:

      1. No transfer can be made between the Fixed Account and the Investment Portfolios. You may only make transfers between the Investment Portfolios.

      2. We reserve the right, at any time, and without prior to notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

            This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them

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for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

      We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex
Absolute Return Strategies Fund, Rydex Alternative Strategies, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, Rydex Essential Portfolio Moderate and Rydex International Rotation which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, and the JNF Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

---------------------------------------------------------------
                         30 Day Hold
---------------------------------------------------------------
American Century VP   American Century     American Century
Balanced              VP Income & Growth   VP Inflation
                                           Protection
---------------------------------------------------------------
American  Century     American Century     American Century
VP Large Company      VP Ultra             VP Value
Value
---------------------------------------------------------------
American Century VP   American Century     CLS AdvisorOne
Vista                 VP International     Amerigo
---------------------------------------------------------------
CLS AdvisorOne        Federated Capital    Federated High
Clermont              Income Fund II       Income Bond Fund II
---------------------------------------------------------------
Federated             Federated Kaufmann   Federated Market
International         Fund II              Opportunity Fund II
Equity Fund II
---------------------------------------------------------------
Legg Mason            Legg Mason Capital   Legg Mason
Aggressive Growth     and Income           Fundamental Value
---------------------------------------------------------------
Legg Mason Global     Legg Mason Large     Legg Mason
High Yield Bond       Cap Growth           Strategic Bond
---------------------------------------------------------------
Lord Abbett           Lord Abbett Bond     Lord Abbett Growth
America's Value       Debenture            and Income
---------------------------------------------------------------
Lord Abbett           Lord Abbett Large    Rydex Absolute
International         Cap Core             Return Strategies
---------------------------------------------------------------
Rydex Alternative     Rydex Commodities    Rydex Essential
Strategies            Strategy             Portfolio
                                           Aggressive
---------------------------------------------------------------
Rydex Essential       Rydex Essential      Rydex Hedged Equity
Portfolio             Portfolio Moderate
Conservative
---------------------------------------------------------------
Rydex International   Rydex Multi-Cap      Rydex Sector
Rotation              Core Equity          Rotation
---------------------------------------------------------------
                         60 Day Hold
---------------------------------------------------------------
Dreyfus               Dreyfus Small Cap    Dreyfus Socially
International Value   Stock Index          Responsible Growth
---------------------------------------------------------------
Dreyfus Stock Index   Ibbotson             Ibbotson Balanced
                      Aggressive Growth    ETF
                      ETF
---------------------------------------------------------------
Ibbotson              Ibbotson Growth      Ibbotson Income
Conservative                               and Growth
---------------------------------------------------------------
AVS Listed Private    Third Avenue Value
Equity
---------------------------------------------------------------
Vanguard Balanced     Vanguard Capital     Vanguard
                      Growth               Diversified Value
---------------------------------------------------------------
Vanguard Equity       Vanguard             Vanguard Short
Index                 International        Term Investment
                                           Grade
---------------------------------------------------------------
Vanguard Small        Vanguard Total       Vanguard Total
Company Growth        Bond Market          Stock Market
---------------------------------------------------------------
                         90 Day Hold
---------------------------------------------------------------
AllianceBernstein     AllianceBernstein    AllianceBernstein
Growth and Income     International Growth International Value
---------------------------------------------------------------
AllianceBernstein     AllianceBernstein    Janus Aspen
MidCap Value          Small Cap Growth     Balanced
---------------------------------------------------------------
Janus Aspen Forty     Janus Aspen Global   Janus Aspen Growth
                      Life Science         and Income
---------------------------------------------------------------
Janus Aspen INTECH    Janus Aspen INTECH   Janus Aspen
Risk-Managed Core     Risk-Managed Growth  International
                                           Growth
---------------------------------------------------------------
Janus Aspen Large     Janus Aspen Mid Cap  Janus Aspen Mid
Cap Growth            Growth               Cap Value
---------------------------------------------------------------
Janus Aspen Small     Janus Aspen
Company Value         Worldwide Growth
---------------------------------------------------------------

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This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

      We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Portfolio in Contract 1, you will have to wait at least seven (7) days (or such greater time period as set forth in the table above) to make a sale in the same Investment Portfolio in Contract 2. With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. Transactions are not monitored if they are scheduled at least 7 days in advance. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

      If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

Dollar Cost Averaging Program

      The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

      Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

      There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee". You should note that if the DCA Program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

      Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee".

      EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Fixed Income Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Fixed Income Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

Expenses

      There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

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Subscription Fee

      We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the contracts. This fee is deducted from the money market Investment Portfolios you are invested in, pro rata. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the fee at death and upon full surrender of the Contract.

Insurance Charges

      We impose no other insurance charges.

Contract Maintenance Charge

      We impose no other contract maintenance charge.

Transaction Fee

      The Company imposes a Transaction Fee, in the amounts shown in the table below, for contributions, including initial purchase payments, and transfers into and withdrawals and transfers out of certain Investment Portfolios, including partial or complete withdrawals. This fee is used to recoup the cost of administering the transaction. The Transaction Fee will also apply to transactions in certain Investment Portfolios in connection with asset allocation, dollar cost averaging and systematic withdrawal programs. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is listed below, and is also available at the Company's Website or upon request. The Transaction Fee is waived for redemptions required for payment of the Subscription Fee or fees charged by any Investment Advisor you hire. Transaction Fees are charged twice - once for the transfer out, and once for the transfer in
- when transferring between two Investment Portfolios that impose Transaction Fees. The Transaction Fee will be deducted first from the Investment Portfolios affected, then pro-rata first from the balance of any money market portfolio(s), and then pro-rata from the balance of any other portfolio(s). If approved by us, you may elect to have these fees charged to your Investment Advisor, rather than deducted from your Contract. In the event we agree to this, but the applicable Transaction Fees are not paid within thirty (30) days by your Investment Advisor, we reserve the right to deduct the applicable Transaction Fees from your Contract. All applicable Transaction Fees are deducted from your Contract upon a request for full surrender.

------------------------------------------ --------------------------
Transactions 1-10 per Contract year        $49.99\transaction
------------------------------------------ --------------------------
Transactions  11-20 per Contract year      $39.99\transaction
------------------------------------------ --------------------------
Transactions  21-30 per Contract year      $29.99\transaction
------------------------------------------ --------------------------
Transactions  31+ per Contract year        $19.99\transaction
------------------------------------------ --------------------------

The Company may increase the Transaction Fee, or modify the table above. However, the Transaction Fee will never be greater than $74.99 for a single transfer.

The Company charges the Transaction Fee for contributions and transfers into and transfers and withdrawals out of the following Investment Portfolios:

----------------------------------------------------------------------
                     Transaction Fee Portfolios
----------------------------------------------------------------------
Nationwide VIT Bond       Nationwide VIT         Nationwide VIT Mid
Index                     International Index    Cap Index
----------------------------------------------------------------------
Nationwide VIT S&P 500    Nationwide VIT Small
Index                     Cap Index
----------------------------------------------------------------------
Vanguard Balanced         Vanguard Capital       Vanguard
                          Growth                 Diversified Value
----------------------------------------------------------------------
Vanguard Equity Index     Vanguard               Vanguard Short-Term
                          International          investment Grade
----------------------------------------------------------------------
Vanguard Small Company    Vanguard Total Bond    Vanguard Total
Growth                    Market                 Stock Market
----------------------------------------------------------------------

This list may change at any time without notice. The Investment Portfolios for which the Company charges a Transaction Fee may not be available in all states. Certain Transaction Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is approved by such Investment Portfolio. We will provide a list of these Investment Portfolios upon request.

Investment Portfolio Expenses

      There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee

      Other than any applicable Transaction Fees described above, We impose no transfer fee for transfers made during the Accumulation Period or Annuity Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. Any such fee would be used to recoup the cost of administering the transfer.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when Annuity Payments begin.. Jefferson National may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

Income Taxes

      Jefferson National will deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value

      Your Contract Value is the sum of your assets in the Sub-

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accounts of the Separate Account. The value of any assets in the Sub-accounts(s)
will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.

Accumulation Units

      Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

      The value of an Accumulation Unit may go up or down from Business Day to Business Day.

      When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account, less any applicable Transaction Fees described above, by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract. Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

      We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

      EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio, which is not a Transaction Fee Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money

      You can have access to the money in your Contract:

      1. by making a withdrawal (either a partial or a complete withdrawal);

      2. by electing to receive Annuity Payments; or

      3. when a death benefit is paid to your Beneficiary.

      Withdrawals can only be made during the Accumulation Period.

      When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription fees and less any applicable Transaction Fees.

      You must tell Us which Investment Portfolios you want a partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio must be for at least $500. There is no minimum required if the partial withdrawal is pursuant to our Systematic Withdrawal Program (see below). The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee".

      Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

      A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Systematic Withdrawal Program

      The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee". You should note that if the Systematic Withdrawal program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

      We may be required to suspend or postpone withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2. trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of owners.

      If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until

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instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

      If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

      The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, the remaining Death Benefit Amount will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

Death Benefit Amount During the Accumulation Period

      The Death Benefit Amount will be the Contract Value, less the Subscription Fee and any applicable Transaction Fees, at the time we receive due proof of death and a payment election.

Payment of the Death Benefit During the Accumulation Period

      Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options).

      OPTION 1 --lump sum payment of the Death Benefit Amount; or

      OPTION 2 --the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or


      OPTION 3 --payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

      Unless you have previously designated one of the payment options above a Beneficiary who is a spouse of the deceased Owner may elect to:

      o continue the Contract in his or her own name at the then current Death Benefit Amount;

      o     elect a lump sum payment of the Death Benefit Amount; or

      o     apply the Death Benefit Amount to an Annuity Option.

      If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death. A spousal Beneficiary may elect to continue the contract in his or her own name at the then current contract value.

Death of Contract Owner During the Annuity Period

      If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

      If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

      Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)

      Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

      You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least two (2) years after the Contract issue date (may vary by state), but may not be later than the maximum date permitted under applicable state law.

      For a Contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.

      You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

      During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you choose a fixed Annuity Option, your Account Value is placed in our general account. Our general account is not registered under the


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federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.

Annuity Payment Amount

      If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:

      1) the Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount) applied to an Annuity Option on the Annuity Date;

      2) the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;

      3) the performance of the Investment Portfolio(s) you selected, less any applicable Transaction Fees; and

      4)    the Annuity Option you select.

      No Transaction Fees are imposed when we make withdrawals to fund an Annuity Payment. Transaction Fees are incurred if you instruct us to transfer money into or transfer money out of Investment Portfolio(s) upon which we impose Transaction Fees. For further information, see "Expenses - Transaction Fee".

      You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases.

      On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee will be applied under the Annuity Option you selected.

      Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.

      Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

      You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

      OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies.

      OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments we will make to the survivor can be equal to 100%, 66% or 50% of the amount that we would have paid if both were alive.

Taxes

      NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


                                                                              23
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      Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary


                                                                              24
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depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

      Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

      On August 9, 2004, Jefferson National and Inviva, Inc., a shareholder of Jefferson National, and its former parent, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

The Separate Account

      We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Separate Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.


                                                                              25
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      The assets of the Separate Account are held in Our name on behalf of the
Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

      Where permitted by law, we may:

      o     create new Separate Accounts;

      o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

      o transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

      o     transfer the Separate Account to another insurance company;

      o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

      o     make the Sub-accounts available under other policies we issue;

      o     add new Investment Portfolios or remove existing Investment
            Portfolios;

      o substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

      o deregister the Separate Account under the Investment Company Act of 1940; and

      o operate the Separate Account under the direction of a committee or in another form.

Distributor

      Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain sellers, third party money managers, third party marketing organizations or Investment Advisors for other services not directly related to the sale of contracts.

Financial Statements

      Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

      The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2006 and 2007, and for each of the three years in the period then ended December 31, 2007, and the financial statements of Jefferson National Life Annuity Account G as of December 31, 2007 and for each of the two years in the period then ended December 31, 2007 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


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APPENDIX A
-- MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

      Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved.

      The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

      The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. serves as the investment advisor. AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited serves as the investment subadvisors. The following Investment Portfolios are available under the Contract:

AIM V.I. Basic Value - Series II shares

      The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion.

AIM V.I. Capital Development - Series II shares

      The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies.

AIM V.I. Core Equity - Series I shares

      The fund's investment objective is growth of capital. The fund seeks to meet its objective by investing normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. Financial Services - Series I shares

      The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in financial services-related services.

AIM V.I. Global Health Care - Series I shares

      The fund's investment objective is capital growth. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in securities of health care industry companies.

AIM V.I. Global Real Estate - Series I shares

      The fund's investment objective is high total return through growth of capital and current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs).

 AIM V.I. Government Securities

      The fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities issued, guaranteed or other backed by the U.S. Government agencies and instrumentalities.

AIM V.I. High Yield - Series I shares

      The fund's investment objective is a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.

AIM V.I. International Growth

      The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities.

AIM V.I. Mid Cap Core Equity - Series II shares

      The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. Technology - Series I shares

      The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in technology-related industries.

THE ALGER AMERICAN FUND

      The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

Alger American Capital Appreciation (f/k/a Alger American Leveraged AllCap)

      The Fund seeks long-term capital appreciation. Under normal market circumstances, the Portfolio invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing


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money,  the  Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger American Growth (name changing to Large Cap Growth 7/1/2008)

      The Fund seeks long-term capital appreciation. The following principal strategy is in effect through June 30, 2008: The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater. Growth Portfolio is hereby providing shareholders with notice of a new name and principal strategy. Effective July 1, 2008 the Portfolio will be named the Alger American LargeCap Growth Portfolio. Rather than representing a change in the Portfolio's investment strategies, the new name and related policies will better reflect the Portfolio's current actual investment practice. From July 1, 2008, as now, the Portfolio will focus on growing companies that generally have broad product lines, markets, financial resources and depth of management. Effective July 1, 2008 under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2007, the market capitalization of the companies in this index ranged from $624 million to $527.7 billion.

Alger American MidCap Growth

      The Fund seeks long-term capital appreciation. The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2007, the market capitalization of the companies in these indexes ranged from $263 million to $42 billion.

Alger American Small Cap Growth (f/k/a Alger American Small Capitalization):
Closed to new investors.

      The Fund seeks long-term capital appreciation. The Portfolio focuses on small, fast growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At December 31, 2007, the market capitalization of the companies in these indexes ranged from $47 million to $8.3 billion.

ALLIANCEBERNSTEIN L.P.

      AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $800 billion in assets under management at December 31, 2007. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

AllianceBernstein Growth and Income

      The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

AllianceBernstein International Growth - Class B

      The Portfolio seeks long-term growth of capital by investing primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio's investment process relies upon comprehensive fundamental company research produced by the Adviser's large research team of analysts covering both developed and emerging markets around the globe.

AllianceBernstein International Value - Class B

      The Portfolio seeks long-term growth by investing primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The Portfolio invests in companies that are determined by the Adviser's Bernstein unit to be undervalued, using a fundamental value approach.

AllianceBernstein Small Cap Growth - Class B

      The Portfolio seeks long-term growth of capital by investing at least 80% of its net assets in equity securities of smaller companies. These companies fall within the lowest 20% of the total U.S. equity market capitalization. The Adviser looks for companies whose prospective earnings growth has been underestimated by the marketplace or whose earnings prospects are not fully reflected in current market valuations.

AllianceBernstein Small-Mid Cap Value

      The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies, generally representing 60 to 110 companies. For purposes of this policy, "small- to mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in


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the Russell 2500(TM) Value Index. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities.

ALPS VARIABLE INSURANCE TRUST

      ALPS Advisers, Inc. is the Investment Adviser and Red Rocks Capital LLC is the sub-adviser.

AVS Listed Private Equity (Class II)

      The  portfolio   seeks  to  maximize   total  return  which   consists  of
appreciation on its investments and a variable income stream.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

American Century Investments VP Balanced (Class I)

      The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century Investments VP Income & Growth (Class I)

      The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century Investments VP Inflation Protection (Class II)

      The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Investments VP International

      The American Century VP International Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

American Century Investments VP Large Company Value (Class I)

      The American Century VP Large Company Value Fund seeks long-term capital growth. Income is a secondary objective. The fund invests primarily in equity securities of large companies that management believes to be undervalued at the time of purchase.

American Century Investments VP Ultra(R) (Class I)

      The American Century VP Ultra Fund seeks long-term capital growth by investing in common stocks considered by management to have better-than-average prospects for appreciation.

American Century Investments VP Value

      The American Century VP Value Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

American Century Investments VP Vista(SM) (Class I)

      The American Century VP Vista(SM) Fund seeks long term capital growth by investing in stocks of medium-sized and smaller companies that management believes will increase in value over time.

CREDIT SUISSE TRUST

      Credit Suisse Trust is a mutual fund with multiple portfolios. The Trust is advised by Credit Suisse Asset Management, LLC. The following Portfolio is available under the contract:

Credit Suisse Trust Commodity Return Strategy

      The Credit Suisse Trust Commodity Return Portfolio is designed to replicate the performance of the Dow-Jones AIG Commodity Index ("DJ-AIG Index") and seeks to invest at least 80% of its net assets, plus any borrowings for investment purposes, in a combination of commodity-linked derivative instruments and fixed-income securities backing those instruments.

THE DIREXION INSURANCE TRUST

      The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DireXion Dynamic VP HY Bond

      DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset allocators.

Evolution VP All-Cap Equity (Investor Class)

      The All-Cap Equity Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk The All-Cap Equity Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities.

Evolution VP Managed Bond (Investor Class)

      The Managed Bond Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk. The Managed Bond Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed income securities, including ETFs and closed end investment companies (collectively "fixed income securities").

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)

      The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation. The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the


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fund invests at least 80% of its assets in the common  stock of companies  that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (Service Shares)

      The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - Small Cap Stock Index

      The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (Initial Shares)

      The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-adviser is Mellon Capital Management. The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)

      The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus
Corporation.  The  following  Investment  Portfolios  are  available  under  the
Contract:

Dreyfus VIF--International Value

      The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

      Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares). Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. Federated
Equity Management Company of Pennsylvania is the adviser to the Federated Kaufmann Fund II, the Federated Market Opportunity Fund II, and the Federated Capital Income II. Capital Income II's sub-advisor is the Federated Investment Management Company. The following Investment Portfolios are available under the
Contract:

Federated Capital Income II

      The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

Federated High Income Bond II (Primary Shares)

      The Federated High Income Bond Fund II seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

Federated International Equity II

      The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1)
changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

Federated Kaufmann II (Service Shares)

      The Federated Kaufmann Fund II seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Federated Market Opportunity II (Service Shares)

      The Federated Market Opportunity Fund II seeks to provide moderate capital appreciation and high current income. The Fund pursues its investment objective by investing under normal market conditions, in domestic (including ADRs) and foreign securities that the Adviser deems to be undervalued or out-of-favor or securities that the Adviser believes are attractive due to their income-producing potential.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

      ALPS Advisers, Inc. is the investment adviser and Ibbotson Associates are the sub-advisers.

IBBOTSON ETF ASSET ALLOCATION PORTFOLIO

Ibbotson Aggressive Growth (Class II)

      The Portfolio seeks to provide investors with capital appreciation by allocating its investments in Underlying ETF's such that 10% of such allocation is invested in Underlying ETF's that invest primarily in fixed-income securities and money market instruments and approximately 90% of such allocation is invested in Underlying ETF's that invest primarily in equity securities of large, medium and small sized companies, and may include other investments.

Ibbotson Balanced ETF (Class II)

      The Portfolio seeks to provide investors with capital appreciation and some current income by allocating its investments in Underlying ETF's such that 40% of such allocation is invested in Underlying ETF's that invest primarily in fixed-income securities and money market instruments and approximately 60% of such allocation is invested in Underlying ETF's that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures.


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Ibbotson Conservative ETF (Class II)

      The Portfolio seeks to provide investors with current income and preservation of capital by allocating its investments in Underlying ETF's such that 80% of such allocation is invested in Underlying ETF's that invest primarily in fixed-income securities and money market instruments and approximately 20% of such allocation is invested in Underlying ETF's that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures.

Ibbotson Growth ETF (Class II)

      The Portfolio seeks to provide investors with capital appreciation by allocating its investments in Underlying ETF's such that 20% of such allocation is invested in Underlying ETF's that invest primarily in fixed-income securities and money market instruments and approximately 80% of such allocation is invested in Underlying ETF's that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures.

Ibbotson Income & Growth ETF (Class II)

      The Portfolio seeks to provide investors with current income and capital appreciation by allocating its investments in the Underlying ETF's such that 60% of such allocation is invested in Underlying ETF's that invest primarily in fixed-income securities and money market instruments and approximately 40% of such allocation is invested in Underlying ETF's that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures.

JANUS ASPEN SERIES

      Each Portfolio is a series of Janus Aspen Series, a Delaware statutory trust. Janus Capital Management LLC is the investment adviser to the Portfolios. Janus Aspen INTECH Risk-Managed Growth Portfolio and Janus Aspen INTECH Risk-Managed Core Portfolio are subadvised by Enhanced Investment Technologies, LLC ("INTECH"). Janus Aspen Mid Cap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC. The following Investment Portfolios are available under your Contract:

Janus Aspen Balanced (Institutional Shares)

      The Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

Janus Aspen Forty (Institutional Shares)

      The Janus Aspen Forty Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller emerging growth companies. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Global Life Sciences (Institutional Shares)

      The Janus Aspen Global Life Sciences Portfolio seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production, or distribution of products or services related to health and personal care, medicine, or pharmaceuticals. The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets in the "life sciences" sector, which may include companies in the following industries: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Growth and Income (Institutional Shares)

      The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

Janus Aspen INTECH Risk-Managed Core (Service Shares)

      The Janus Aspen INTECH Risk-Managed Core Portfolio seeks long-term growth of capital. The Portfolio pursues it objective by investing primarily in common stocks from the universe of the Portfolio's benchmark index, which is the S&P 500(R) Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process. The Portfolio pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index.

Janus Aspen INTECH Risk-Managed Growth (Service Shares)

      The Janus Aspen INTECH Risk-Managed Growth Portfolio seeks long-term growth of capital. The Portfolio pursues its objective by investing primarily in common stocks from the universe of the Portfolio's benchmark index, which is the Russell 1000(R) Growth Index. Stocks are selected for their


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potential  contribution to the long-term growth of capital,  utilizing  INTECH's mathematical investment process. The Portfolio pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index.

Janus Aspen International Growth (Institutional Shares)

      The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Large Cap Growth (Institutional Shares)

      The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Mid Cap Growth (Institutional Shares)

      The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Mid Cap Value (Institutional Shares)

      The Janus Aspen Mid Cap Value Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Portfolio's portfolio managers generally look for companies with: a low price relative to their assets, earnings, cash flow, or business franchise; products and services that give them a competitive advantage; quality balance sheets and strong management.

Janus Aspen Small Company Value (Service Shares)

      The Janus Aspen Small Company Value Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the portfolio manager. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Value Index. The Portfolio uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Portfolio. The Portfolio's portfolio manager generally looks for companies: that have reasonably solid fundamentals; whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise values.

Janus Aspen Worldwide Growth (Institutional Shares)

      The Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

LAZARD RETIREMENT SERIES, INC.

      Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

Lazard Retirement Emerging Markets Equity

      The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM)


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Index, which currently includes:  Argentina,  Brazil,  Chile,  China,  Colombia,
Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

Lazard Retirement International Equity

      The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time. The securities of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market counties. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Lazard Retirement U.S. Small Cap Equity

      The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:


      o The potential to become a larger factor in the company's business sector

      o     Significant debt but high levels of free cash flow

      o A relatively short corporate history with the expectation that the business may grow

The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

Lazard Retirement U.S. Strategic Equity

   The Portfolio seeks long-term capital appreciation. Under normal circumstances the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes in equity securities of U.S. companies (or other investments with similar economic characteristics) and certain investment strategies and policies. The Portfolio will generally focus on large-sized companies, although the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the portfolio will have opportunistic exposure to mid cap companies. From time to time, the Portfolio may invest in companies with market capitalization as small as $500 millions.

LEGG MASON PARTNERS FUND ADVISOR, LLC

      INVESTMENT MANAGER AND SUBADVISORS

      Legg Mason Partners Fund Advisor, LLC ("LMPFA"), with offices at 620 Eighth Avenue, New York, New York 10018, is the funds' investment manager. LMPFA provides administrative and certain oversight services to the funds and manages the equity funds' cash and short-term investments. ClearBridge Advisors, LLC ("ClearBridge") provides the day-to-day portfolio management of certain of the funds. ClearBridge has offices at 620 Eighth Avenue, New York, New York 10018 and is an investment adviser that was formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. Western Asset Management Company ("Western Asset") and Western Asset Management Company Limited ("Western Asset Limited") provide the day-to-day portfolio management of certain of the funds as subadvisers. Western Asset, established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, and Western Asset Limited, with offices at 10 Exchange Place, London, England, act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds.

Legg Mason Partners Variable Aggressive Growth

      The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the fund's assets may be invested in the securities of such companies.

Legg Mason Partners Variable Capital and Income

      The fund seeks total return (that is, a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing


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equity and equity  related  securities,  including  common  stocks,  real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Fixed income securities may be of any maturity. By investing in a combination of equity and fixed income securities, the fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income. The fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

Legg Mason Partners Variable Fundamental Value

      The fund seeks long term capital growth. Current income is a secondary consideration. The fund invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.

Legg Mason Partners Variable Global High Yield Bond

      The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. The fund may also invest up to 20% of its assets in equity and equity related securities and invest up to 100% of its assets in securities of foreign issuers. The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration.

Legg Mason Partners Variable Large Cap Growth

      The fund invests, under normal market conditions, at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large market capitalization companies are currently defined as those whose market capitalizations are similar to companies in the Russell 1000 Index. Up to 20% of the value of the fund's net assets may be invested in companies with smaller market capitalizations.

Legg Mason Partners Variable Strategic Bond

      The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

      o     U.S. government obligations

      o     Mortgage and asset-backed securities

      o Investment and non-investment securities grade U.S. and foreign corporate debt; and

      o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. The fund normally maintains an average portfolio duration of between 3 and 7 years. The fund may hold individual securities of any duration and may at times hold a substantial portion of its assets in short-term instruments.

LORD ABBETT SERIES FUND, INC.

      Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the
Contract:

Lord Abbett Series Fund, Inc.--America's Value

      The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 50% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

Lord Abbett Series Fund, Inc. - Bond Debenture

      The Bond Debenture Fund seeks high current income and the opportunity for capital appreciation to produce a high total return. The Bond Debenture Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in bonds, debentures and other fixed income securities.


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Lord Abbett Series Fund, Inc.--Growth and Income

      The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000(R) Index, a widely used benchmark for large-cap stock performance. As of June 30, 2007, following its annual reconstitution the market capitalization range of the Russell 1000(R) Index was $1.5 billion to $472.5 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

Lord Abbett Series Fund, Inc. - International

      The International Fund seeks long-term capital appreciation. The International Fund will invest at least 65% of its net assets in equity securities of small companies principally based outside of the United States and diversified among a number of different countries throughout the world.

Lord Abbett Series Fund, Inc - Large Cap Core

      The Large Cap Core Fund seeks growth of capital and growth of income consistent with reasonable risk. The Large Cap Core Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large, seasoned, U.S. and multinational companies.

NATIONWIDE VARIABLE INVESTMENT TRUST

      Nationwide Variable Insurance Trust (the "Trust"), a Delaware statutory trust, is a registered open-end, management investment company currently consisting of 39 series. Nationwide Fund Advisors is the investment adviser to the Trust. The following Investment Portfolios are available under your
Contract:

Nationwide VIT Bond Index

      The Fund employs a "passive" management approach, investing in a portfolio of securities whose performance seeks to match the performance of the Lehman Aggregate Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other fixed-income securities that are included in (or have the same characteristics of the bonds comprising) the Lehman Aggregate Index, as well as derivatives linked to that index.

Nationwide VIT International Index

      The Fund employs a "passive" management approach, investing in a portfolio of securities whose performance seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index.

Nationwide VIT Mid Cap Index

      The Fund employs a `'passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Standard & Poor's MidCap 400R Index ("S&P 400R") before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 400R and in derivative instruments linked to the S&P 400R

Nationwide VIT S&P 500 Index

      The Fund employs a `'passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Standard & Poor's 500R Index ("S&P 500R") before the deduction of Fund expenses. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500R and in derivative instruments linked to the S&P 500R.

Nationwide VIT Small Cap Index

      The Fund employs a "passive" management approach, investing in a portfolio of securities whose performance seeks to match the performance of the Russell 2000 before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the Russell 2000 and in derivative instruments linked to the Russell 2000.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

      Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management Inc and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. The following portfolios are available under the Contract:

Lehman Brothers High Income Bond

      The Fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the Fund normally invests primarily in a diversified portfolio of intermediate term, U.S. dollar-denominated, high-yield corporate bonds of U. S. issuers (including those sometimes known as "junk bonds") rated at the time of investment "Baa1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" or below by Standard & Poor's ("S&P"), or unrated bonds deemed by the Portfolio Managers to be of comparable quality.

Lehman Brothers Short Duration Bond (I Class)

      The fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the Fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset backed securities. To enhance


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yield and add  diversification,  the Fund may invest up to 10% of its net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the investment manager to be of comparable quality. When the Portfolio Managers believe there are attractive opportunities in foreign markets, the Fund may also invest in foreign debt securities to enhance yield and/or total return.

Neuberger Berman AMT Mid-Cap Growth

      The Fund seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell Midcap(R) Index.

Neuberger Berman AMT Partners

      The fund seeks growth of capital. The Fund invests mainly in common stocks, of mid- to large- capitalization companies. To pursue this goal, the Fund invests mainly in common stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying amount many companies and industries. The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued.

Neuberger Berman AMT Regency

      The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

Neuberger Berman AMT Small-Cap Growth (Class S) (f/k/a AMT Fasciano Fund)

      The Fund seeks long-term capital growth. To pursue this goal, under normal market conditions, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, will be invested in common stocks of small-capitalization companies which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell 2000 Index.

Neuberger Berman AMT Socially Responsive

      The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy. The Fund seeks to reduce risk by investing across many different industries.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

      The Northern Lights Variable Insurance Trust is a Delaware statutory trust offering multiple portfolios including Changing Parameters and JNF, managed by Changing Parameters, LLC, and JNF Advisors, Inc., respectively. JNF Advisors, Inc. retains certain sub-advisers to manage its funds. See the underlying fund prospectus for details.

Changing Parameters

      The Portfolio's name refers to the investment process used by the adviser, Changing Parameters, LLC (the "Adviser") to select the portfolio investments. The Adviser actively manages the Portfolio by allocating its holdings among equity and fixed income markets or various segments of these markets based on its technical, quantitative and momentum analysis of the changing parameters in the market. The Portfolio's investment objective is total return which it seeks to achieve by investing primarily in ETF's, U.S. Treasury instruments, and futures contracts.

JNF Chicago Equity Partners Balanced

      The JNF Chicago Equity Partners Balanced Fund seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level.

JNF Chicago Equity Partners Equity

      The JNF Chicago Equity Partners Equity Fund seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded.

JNF Loomis Sayles Bond

      The Portfolio seeks high total investment return through a combination of current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities.

JNF Money Market

      The Money Market Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.


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PIMCO VARIABLE INSURANCE TRUST

      The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT All Asset

      Seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").

PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio

      Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

PIMCO VIT Emerging Markets Bond

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT Global Bond (Unhedged)

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which my be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT High Yield

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") which may be rated below investment grade but rated at least Caa by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT Long-Term U.S. Government (Administrative Class)

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities").

PIMCO VIT Low Duration (Administrative Class)

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIMCO VIT RealEstateRealReturn Strategy

      Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

PIMCO VIT Real Return

      The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

PIMCO VIT Short Term

      Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMCO'S forecast for interest rates.

PIMCO VIT StockPLUS(R) Total Return

      Seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Securities.

PIMCO VIT Total Return

      The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (Class II Shares)

      Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct


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investment  portfolios.  Pioneer  Investment  Management,  Inc. (Pioneer) is the
investment adviser to each portfolio.

Pioneer Bond VCT II

      The Bond VCT II Fund seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risks. The Bond VCT II Fund seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.

Pioneer Cullen Value

      The Pioneer Cullen Value VCT Portfolio seeks capital appreciation by investing primarily in equity securities of medium and large capitalization companies. The portfolio invests primarily in equity securities. The portfolio may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the portfolio will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more. Secondarily, the portfolio may seek income.

Pioneer Emerging Markets

      The Pioneer Emerging Markets VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in securities of emerging market issuers.

Pioneer Equity Income

      The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Fund

      The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer Global High Yield

      The Pioneer Global High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks of U.S. and non-U.S. issuers, including governmental and corporate issuers in emerging markets.

Pioneer High Yield

      The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

Pioneer International Value

      The Pioneer International Value VCT Portfolio seeks long-term growth of capital. Normally, the portfolio invests at least 80% of its total assets in equity securities of non-U.S. issuers.

Pioneer Mid Cap Value

      The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

Pioneer Small Cap Value

      The Pioneer Small Cap Value VCT Portfolio seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small companies.

Pioneer Strategic Income

      The Pioneer Strategic Income VCT Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.

ROYCE CAPITAL FUND

      Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:

Royce Capital Fund--Micro-Cap

      This Portfolio's primary investment goal is long-term growth of capital. Royce invests the Portfolio's assets primarily in a broadly diversified portfolio of securities issued by micro-cap companies. Royce selects these securities from a universe of more than 5,500 micro-cap companies, generally focusing on factors such as balance sheet quality and cash flow levels. The Portfolio normally invests at least 80% of its net assets in the equity securities of micro-cap companies, defined by Royce as companies with stock market capitalizations less than $500 million. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

Royce Capital Fund--Small-Cap

      This Portfolio's primary investment goal is long-term growth of capital. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and that are trading significantly below its estimate of their current worth. Any production of income is incidental to the Fund's investment goal. The Portfolio normally invests at least 80% of its assets in the equity securities of small-cap companies, defined as companies with stock market capitalizations of less than $2.5 billion at the time of investment. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

RYDEX VARIABLE TRUST

      Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of


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the date of this  prospectus,  all of the  Investment  Portfolios  permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio
Conservative,   Rydex  Essential  Portfolio  Aggressive,   and  Rydex  Essential
Portfolio Moderate which do not permit active trading)This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the Contract:

Rydex Absolute Return Strategies

      The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis.

Rydex Banking

      The Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

Rydex Basic Materials

      The Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Biotechnology

      The Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Rydex Commodities Strategy

      The Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the GSCI(R) Total Return Index. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

Rydex Consumer Products

      The Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Rydex Dow 2x Strategy (f/k/a Dynamic Dow)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

Rydex NASDAQ-100(R) 2x Strategy (f/k/a Dynamic OTC)

      The Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

Rydex Russell 2000(R) 2x Strategy (f/k/a Dynamic Russell 2000)

      The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the Russell 2000(R) Index (the "underlying index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis 200% of the decrease in the value of the underlying index.

Rydex S&P 500 2x Strategy (f/k/a Dynamic S&P 500)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

Rydex Strengthening Dollar 2x Strategy (f/k/a Dynamic Strengthening Dollar)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex Weakening Dollar 2x Strategy (f/k/a Dynamic Weakening Dollar)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex Electronics

      The Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Rydex Energy

      The Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

Rydex Energy Services

      The Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.


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Rydex Essential Portfolio Aggressive

      The Fund seeks growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex Essential Portfolio Conservative

      The Fund seeks preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex Essential Portfolio Moderate

      The Fund seeks growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex Europe 1.25x Strategy (f/k/a Europe Advantage)

      The Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones Stock 50 Index(SM). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

Rydex Financial Services

      The Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

Rydex Government Long Bond 1.2x Strategy (f/k/a Government Long Bond Advantage)

      The Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

Rydex Health Care

      The Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

Rydex Hedged Equity

      The Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis.

Rydex Internet

      The fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

Rydex Inverse Dow 2x Strategy (f/k/a Inverse Dynamic Dow)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

Rydex Inverse Government Long Bond Strategy (f/ka Inverse Government Long Bond)

      The Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

Rydex Inverse Mid-Cap Strategy (f/k/a Inverse Mid-Cap)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

Rydex Inverse NASDAQ-100(R) Strategy (f/k/a Inverse OTC)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse NASDAQ-100 Strategy Fund's benchmark is to perform exactly opposite the underlying index.

Rydex Inverse Russell 2000(R) Strategy (f/k/a Inverse Russell 2000)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

Rydex Inverse S&P 500 Strategy (f/k/a Inverse S&P 500)

      The Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the underlying index.

Rydex Japan 1.25x Strategy (f/k/a Japan Advantage)

      The Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

Rydex Large Cap Growth

      The Fund seeks to provide investment results that match the


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performance of a benchmark for large cap growth  securities.  The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

Rydex Large Cap Value

      The Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

Rydex Leisure

      The Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

Rydex Mid-Cap 1.5x Strategy (f/k/a Mid-Cap Advantage)

      The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

Rydex Mid-Cap Growth

      The Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

Rydex Mid-Cap Value

      The Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

Rydex Multi-Cap Core Equity

      The Fund seeks long-term capital appreciation. It invests in a broad mix of equity securities of companies representative of the total US stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in securities with the small, medium, and large market capitalization segments that demonstrate value and potential for growth.

Rydex Nova

      The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

Rydex NASDAQ-100(R) Strategy (f/k/a OTC)

      The Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

Rydex Precious Metals

      The Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

Rydex Real Estate

      The Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

Rydex Retailing

      The Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

Rydex Russell 2000(R) 1.5x Strategy (f/k/a Russell 2000 Advantage)

      The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

Rydex Sector Rotation

      The Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

Rydex Small-Cap Growth

      The Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

Rydex Small-Cap Value

      The Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

Rydex Technology

      The Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Rydex Telecommunications

      The Fund seeks capital  appreciation by investing in companies  engaged in
the   development,   manufacture,   or  sale  of   communications   services  or
communications equipment.

Rydex Transportation

      The Fund seeks capital  appreciation by investing in companies  engaged in
providing   transportation   services  or  companies   engaged  in  the  design,
manufacture, distribution, or sale of transportation equipment.

Rydex U.S. Government Money Market

      The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

Rydex Utilities

      The Fund seeks capital appreciation by investing in companies that operate public utilities.

Rydex Variable Trust Alternative Strategies Allocation

      The Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation by investing in principally in a diversified portfolio of funds that represent alternative and non-traditional asset classes and/or strategies in an attempt to deliver low correlation to traditional stock and bond asset

--------------------------------------------------------------------------------

classes and long-term positive returns.

Rydex Variable Trust International Rotation

      The Fund seeks long term capital appreciation by investing in exchange-traded funds ("ETFs") and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI World ex-US Index (the "Index") and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index.

CLS AdvisorOne Amerigo

      The Fund seeks long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS AdvisorOne Clermont

      The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SELIGMAN PORTFOLIOS, INC.

      Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

Seligman Communications and Information

      The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

Seligman Global Technology

      The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

Seligman Large Cap Value (Class I)

      The Fund's investment objective is long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in the common stock of "value" companies with large market capitalization ($4 billion or more) at the time of purchase by the Portfolio.

Seligman Small Cap Value (Class I)

      The Fund's investment objective is long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in the common stock of "value" companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Portfolio.

THIRD AVENUE VARIABLE SERIES TRUST

      The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

Third Avenue Value

      The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

T. ROWE PRICE EQUITY SERIES, INC.

      T. Rowe Price Equity Series, Inc. (the "corporation") was incorporated in Maryland in 1994. Currently the corporation consists of seven series, each representing a separate pool of assets with different investment objectives and policies. In 2002, the Equity Income Portfolio issued a separate class of shares known as the II Class.

T. Rowe Price Blue Chip Growth II

      The fund seeks long-term growth of capital by investing primarily in common stocks of well-established large and medium-sized companies with the potential for above-average earnings increases. Current income is a secondary objective. The investment is appropriate for investors in the variable annuity who seek capital appreciation over time and can accept the price volatility inherent in common stock investing. Additionally, the II class is a share class of the Blue Chip Growth Portfolio and is not a separate mutual fund. The class should be used as an investment option for variable annuity and variable life insurance contracts.

T. Rowe Price Equity Income II

      The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. In selecting such stocks, the fund emphasizes companies that appear to be temporarily undervalued by various measures, such as price/earnings (P/E) ratios. The fund is intended for investors who can accept the price volatility inherent in common stock investing. Additionally, the II class is a share class of the Equity Income Portfolio and is not a separate mutual fund. The class should be used as an investment option for variable annuity and variable life insurance contracts.

T. Rowe Price Health Sciences II

      The fund seeks  long-term  growth of capital by  investing at

--------------------------------------------------------------------------------

least 80% of net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, and the life sciences. The fund focuses primarily on U.S. stocks but may also invest up to 35% of assets in foreign securities. While the fund may purchase small-company stocks, its primary focus should be large and mid-size companies. It is intended for long-term investors who can accept the higher risks inherent in a fund that concentrates on a volatile area of the stock market. Additionally, the II class is a share class of the Health Sciences Portfolio and is not a separate mutual fund. The class should be used as an investment option for variable annuity and variable life insurance contracts.

T. ROWE PRICE FIXED INCOME SERIES, INC.

      T. Rowe Price Fixed Income Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of two series, each representing a separate portfolio having different objectives and investment policies. In 2005, the Limited-Term Bond Portfolio issued a separate class of shares known as the II class.

T. Rowe Price Limited-Term Bond -II

      The Limited-Term Bond Portfolio II seeks a high level of income consistent with moderate fluctuations in principal value. Normally, the fund invests at least 80% of its net assets in bonds and 65% of its total assets in short- and intermediate-term bonds. The fund's average effective maturity will not exceed five (5) years. The fund is designed for individuals seeking a higher level of income than money market funds provide and who are able to accept the risk of modest price declines. Additionally, the II class is a share class of the Limited-Term Bond Portfolio and is not a separate mutual fund. The class should be used as an investment option for variable annuity and variable life insurance contracts.

VAN ECK WORLDWIDE INSURANCE TRUST

      Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

Van Eck Worldwide Absolute Return

      The Van Eck Worldwide Absolute ReturnFund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

Van Eck Worldwide Bond

      The Van Eck Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Emerging Markets

      The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Hard Assets

      The  Van  Eck  Worldwide   Hard  Assets  Fund  seeks   long-term   capital
appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck Worldwide Real Estate

      The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

VANGUARD VARIABLE INSURANCE FUNDS

Vanguard Balanced Portfolio

      The Portfolio seeks to provide long-term capital appreciation and reasonable current income by investing 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of portfolio assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income.

Vanguard Capital Growth

      The Portfolio seeks to provide long-term capital appreciation by investing in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The portfolio consists predominantly of mid- and large-capitalization stocks.

Vanguard Diversified Value

      The Portfolio seeks to provide long-term capital appreciation and income by investing mainly in large and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at below average prices in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

Vanguard Equity Index

      The Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks by employing a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.

Vanguard International

      The Portfolio seeks to provide long-term capital appreciation by investing predominantly in the stocks of companies located outside the United States. In selecting stocks, the Portfolio's advisors evaluate foreign markets around the world and choose companies with above-average growth potential.

Vanguard Short-Term Investment Grade

      The Portfolio seeks to provide long-term capital appreciation by investing predominantly in the stocks of companies located outside the United States. In selecting stocks, the Portfolio's advisors evaluate foreign markets around the world and choose companies with above-average growth potential.

Vanguard Small Company Growth

      The Portfolio seeks to provide long-term capital appreciation by investing at least 80% of its assets primarily in common stocks of smaller companies. These companies tend to be unseasoned but are considered by the portfolio's advisors to have superior growth potential. Also, these companies often

--------------------------------------------------------------------------------

provide little or no dividend income.

Vanguard Total Bond Market

      The Portfolio seeks to track the performance of a broad, market-weighted bond index by employing a "passive management"--or indexing--investment approach designed to track the performance of the Lehman U.S. Aggregate Bond Index. This index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States--including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.

Vanguard Total Stock Market Index

      The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market by employing a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's (S&P) Total Market Index by investing all, or substantially all, of its assets in two Vanguard funds--Vanguard Variable Insurance Fund-Equity Index Portfolio and Vanguard Extended Market Index Fund.

WELLS FARGO ADVANTAGE FUNDS

      The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

Wells Fargo Advantage Small/Mid Cap Value

      The VT Small/Mid Cap Value Fund seeks long-term capital appreciation. The VT Small/Mid Cap Value Fund will invest at least 80% of the Fund's net assets in equity securities of small and medium capitalization companies and up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Wells Fargo Advantage VT Opportunity

      The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

Wells Fargo Advantage VT Discovery

      The Wells  Fargo  Advantage  VT  Discovery  Fund seeks  long-term  capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The largest capitalization was $16.5 billion as of June 30, 2006, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

APPENDIX B-- CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account G's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account G's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31. Inception date is May 1, 2005 unless otherwise noted.

                                                    2007       2006       2005
================================================================================
AIM VARIABLE INSURANCE FUNDS:
Basic Value Fund
----------------
Beginning AUV                                      $12.469    $11.040    $10.160
Ending AUV                                         $12.639    $12.469    $11.040

Ending number of AUs (000s)                             15          9         11

Capital Development Fund (inception date November 9, 2007)
----------------------------------------------------------
Beginning AUV                                        9.845        N/A        N/A
Ending AUV                                           9.874        N/A        N/A

Ending number of AUs (000s)                              0        N/A        N/A

Core Equity Fund (inception date April 28, 2006)
------------------------------------------------
Beginning AUV                                      $10.964    $10.044        N/A
Ending AUV                                         $11.854    $10.964        N/A

Ending number of AUs (000s)                             10          7        N/A

Financial Services Fund
-----------------------
Beginning AUV                                      $13.238    $11.369    $10.242
Ending AUV                                         $10.297    $13.238    $11.369

Ending number of AUs (000s)                              0          3         14

Global Health Care Fund
-----------------------
Beginning AUV                                      $11.864    $11.274    $10.127
Ending AUV                                         $13.271    $11.864    $11.274

Ending number of AUs (000s)                             11          3          1

Global Real Estate Fund
-----------------------
Beginning AUV                                      $16.709    $11.717    $10.091
Ending AUV                                         $15.784    $16.709    $11.717

Ending number of AUs (000s)                            169         76          4

Government Securities Fund (inception date November 9, 2007)
------------------------------------------------------------
Beginning AUV                                      $10.008        N/A        N/A
Ending AUV                                         $10.127        N/A        N/A

Ending number of AUs (000s)                              0        N/A        N/A

High Yield Fund
---------------
Beginning AUV                                      $11.572    $10.450    $10.032
Ending AUV                                         $11.716    $11.572    $10.450

Ending number of AUs (000s)                             63        223        316

                                                    2007       2006       2005
================================================================================
AIM VARIABLE INSURANCE FUNDS (continued):
International Growth Fund (inception date November 9, 2007)
-----------------------------------------------------------
Beginning AUV                                       $9.814        N/A        N/A
Ending AUV                                          $9.668        N/A        N/A

Ending number of AUs (000s)                              1        N/A        N/A

Mid Cap Core Equity Fund
------------------------
Beginning AUV                                      $12.185    $10.979    $10.102
Ending AUV                                         $13.316    $12.185    $10.979

Ending number of AUs (000s)                             35          5         --

Technology Fund
---------------
Beginning AUV                                      $12.815    $11.600    $10.155
Ending AUV                                         $13.803    $12.815    $11.600

Ending number of AUs (000s)                              2         22         20

================================================================================
THE ALGER AMERICAN FUND:
Growth Portfolio
----------------
Beginning AUV                                      $12.420    $11.812    $10.165
Ending AUV                                         $14.898    $12.420    $11.812

Ending number of AUs (000s)                            110         28         23

Capital AppreciationPortfolio
-----------------------------
Beginning AUV                                      $14.378    $12.055    $10.149
Ending AUV                                         $19.199    $14.378    $12.055

Ending number of AUs (000s)                            300         11         12

MidCap Growth Portfolio
-----------------------
Beginning AUV                                      $13.097    $11.891    $10.146
Ending AUV                                         $17.231    $13.097    $11.891

Ending number of AUs (000s)                            194         17         --

SmallCap Growth Portfolio
-------------------------
Beginning AUV                                      $15.263    $12.718    $10.172
Ending AUV                                         $17.895    $15.263    $12.718

Ending number of AUs (000s)                             65         48         11

================================================================================
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income Portfolio (inception date May 1, 2006)
--------------------------------------------------------
Beginning AUV                                      $11.155     $9.958        N/A
Ending AUV                                         $11.726    $11.155        N/A

Ending number of AUs (000s)                             39          8        N/A

Small-Mid Cap Value Portfolio (inception date May 1, 2006)
----------------------------------------------------------
Beginning AUV                                      $10.516    $10.000        N/A
Ending AUV                                         $10.677    $10.516        N/A

Ending number of AUs (000s)                             83          1        N/A

                                                    2007       2006       2005
================================================================================
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund
----------------
Beginning AUV                                      $11.678    $10.653    $10.071
Ending AUV                                         $12.255    $11.678    $10.653

Ending number of AUs (000s)                            101         39         --

VP Income & Growth Fund
-----------------------
Beginning AUV                                      $12.616    $10.775    $10.115
Ending AUV                                         $12.607    $12.616    $10.775

Ending number of AUs (000s)                             89         48         11

VP Inflation Protection Fund
----------------------------
Beginning AUV                                      $10.234    $10.076    $10.011
Ending AUV                                         $11.207    $10.234    $10.076

Ending number of AUs (000s)                            106          8          7

VP International Fund
---------------------
Beginning AUV                                      $14.574    $11.657    $10.142
Ending AUV                                         $17.206    $14.574    $11.657

Ending number of AUs (000s)                            156         47         --

VP Large Company Value Fund (inception date May 1, 2007)
--------------------------------------------------------
Beginning AUV                                      $10.037        N/A        N/A
Ending AUV                                          $9.457        N/A        N/A

Ending number of AUs (000s)                              3        N/A        N/A

VP Ultra Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                                      $10.019        N/A        N/A
Ending AUV                                         $11.638        N/A        N/A

Ending number of AUs (000s)                            117        N/A        N/A

VP Value Fund
-------------
Beginning AUV                                      $12.802    $10.789    $10.145
Ending AUV                                         $12.144    $12.802    $10.789

Ending number of AUs (000s)                            101         96         15

VP Vista Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                                       $9.972        N/A        N/A
Ending AUV                                         $12.479        N/A        N/A

Ending number of AUs (000s)                             33        N/A        N/A

================================================================================
CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio (inception date May 1, 2006)
----------------------------------------------------------------

Beginning AUV                                       $9.713    $10.138        N/A
Ending AUV                                         $11.396     $9.713        N/A

Ending number of AUs (000s)                             23          2        N/A

                                                    2007       2006       2005
================================================================================
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund
-----------------------
Beginning AUV                                      $11.120    $10.470    $10.072
Ending AUV                                         $10.923    $11.120    $10.470

Ending number of AUs (000s)                            284         96          9

Evolution VP All Cap Equity Fund (inception date November 14, 2006)
-------------------------------------------------------------------
Beginning AUV                                      $10.303    $10.015        N/A
Ending AUV                                         $10.623    $10.303        N/A

Ending number of AUs (000s)                             17         46        N/A

Evolution VP Managed Bond Fund (inception date November 14, 2006)
-----------------------------------------------------------------
Beginning AUV                                       $9.993    $10.123        N/A
Ending AUV                                         $10.107     $9.993        N/A

Ending number of AUs (000s)                              9         24        N/A

================================================================================
THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
-------------------------------
Beginning AUV                                      $13.135    $11.481    $10.172
Ending AUV                                         $13.049    $13.135    $11.481

Ending number of AUs (000s)                            158         66          7

================================================================================
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV                                      $11.941    $10.935    $10.101
Ending AUV                                         $12.871    $11.941    $10.935

Ending number of AUs (000s)                              3         --         --

================================================================================
DREYFUS STOCK INDEX FUND
Beginning AUV                                      $12.556    $10.871    $10.125
Ending AUV                                         $13.216    $12.556    $10.871

Ending number of AUs (000s)                            779        301         12

================================================================================
DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
-----------------------------
Beginning AUV                                      $14.024    $11.439    $10.118
Ending AUV                                         $14.606    $14.024    $11.439

Ending number of AUs (000s)                            384        157         19

================================================================================
FEDERATED INSURANCE SERIES:
Capital Income Fund II
----------------------
Beginning AUV                                      $12.441    $10.758    $10.072
Ending AUV                                         $12.943    $12.441    $10.758

Ending number of AUs (000s)                             59         43         --

High Income Bond Fund II
------------------------
Beginning AUV                                      $11.716    $10.574    $10.014
Ending AUV                                         $12.118    $11.716    $10.574

Ending number of AUs (000s)                            120         96         12

                                                    2007       2006       2005
================================================================================
FEDERATED INSURANCE SERIES (continued):
International Equity Fund II
----------------------------
Beginning AUV                                      $13.650    $11.481    $10.135
Ending AUV                                         $14.953    $13.650    $11.481

Ending number of AUs (000s)                             73          3         16

Kaufmann Fund II (inception date November 1, 2006)
--------------------------------------------------
Beginning AUV                                      $10.542     $9.935        N/A
Ending AUV                                         $12.717    $10.542        N/A

Ending number of AUs (000s)                             37         --        N/A

Market Opportunity Fund II (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                                      $10.164    $10.010        N/A
Ending AUV                                         $10.013    $10.164        N/A

Ending number of AUs (000s)                              8         --        N/A

================================================================================
JANUS ASPEN SERIES- Institutional:
Balanced Portfolio (inception date May 1, 2007)
-----------------------------------------------
Beginning AUV                                       $9.993        N/A        N/A
Ending AUV                                         $10.489        N/A        N/A

Ending number of AUs (000s)                             66        N/A        N/A

Forty Portfolio (inception date May 1, 2007)
--------------------------------------------
Beginning AUV                                      $10.000        N/A        N/A
Ending AUV                                         $12.795        N/A        N/A

Ending number of AUs (000s)                             29        N/A        N/A

Global Life Sciences Portfolio (inception date May 1, 2007)
-----------------------------------------------------------
Beginning AUV                                      $10.009        N/A        N/A
Ending AUV                                         $10.972        N/A        N/A

Ending number of AUs (000s)                              3        N/A        N/A

Growth and Income Portfolio (inception date May 1, 2006)
--------------------------------------------------------
Beginning AUV                                      $10.040     $9.989        N/A
Ending AUV                                         $10.920    $10.040        N/A

Ending number of AUs (000s)                            161         35        N/A

International Growth Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                                      $11.686    $10.034        N/A
Ending AUV                                         $14.995    $11.686        N/A

Ending number of AUs (000s)                            606        283        N/A

Large Cap Growth Portfolio (inception date May 1, 2006)
-------------------------------------------------------
Beginning AUV                                      $10.489     $9.959        N/A
Ending AUV                                         $12.072    $10.489        N/A

Ending number of AUs (000s)                             82         60        N/A

Mid Cap Growth Portfolio (inception date May 1, 2006)
-----------------------------------------------------
Beginning AUV                                      $10.544     $9.930        N/A
Ending AUV                                         $12.867    $10.544        N/A

Ending number of AUs (000s)                            117         38        N/A

                                                    2007       2006       2005
================================================================================
JANUS ASPEN SERIES- Institutional: (Continued)
Mid Cap Value Portfolio (inception date May 1, 2007)
----------------------------------------------------
Beginning AUV                                      $10.006        N/A        N/A
Ending AUV                                          $9.998        N/A        N/A

Ending number of AUs (000s)                             60        N/A        N/A

Worldwide Growth Portfolio (inception date May 1, 2006)
-------------------------------------------------------
Beginning AUV                                      $11.184     $9.970        N/A
Ending AUV                                         $12.261    $11.184        N/A

Ending number of AUs (000s)                            150         85        N/A

================================================================================
JANUS ASPEN SERIES- Service:
INTECH Risk-Managed Core Portfolio (inception date May 1, 2006)
---------------------------------------------------------------
Beginning AUV                                      $10.584     $9.954        N/A
Ending AUV                                         $11.233    $10.584        N/A

Ending number of AUs (000s)                              6         --        N/A

INTECH Risk-Managed Growth Portfolio (inception date May 1, 2006)
-----------------------------------------------------------------
Beginning AUV                                      $10.379     $9.949        N/A
Ending AUV                                         $11.405    $10.379        N/A

Ending number of AUs (000s)                              2          2        N/A

Small Company Value Portfolio (inception date May 1, 2007)
----------------------------------------------------------
Beginning AUV                                      $10.019        N/A        N/A
Ending AUV                                          $8.987        N/A        N/A

Ending number of AUs (000s)                              7        N/A        N/A

================================================================================
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
---------------------------------
Beginning AUV                                      $18.085    $13.917    $10.227
Ending AUV                                         $24.108    $18.085    $13.917

Ending number of AUs (000s)                            173        247         25

International Equity Portfolio
------------------------------
Beginning AUV                                      $14.030    $11.450    $10.148
Ending AUV                                         $15.543    $14.030    $11.450

Ending number of AUs (000s)                            143        141          4

U.S. Small Cap Equity Portfolio
-------------------------------
Beginning AUV                                      $13.018    $11.216    $10.147
Ending AUV                                         $12.081    $13.018    $11.216

Ending number of AUs (000s)                              8         67         --

US Strategic Equity Portfolio
-----------------------------
Beginning AUV                                      $12.566    $10.696    $10.116
Ending AUV                                         $12.446    $12.566    $10.696

Ending number of AUs (000s)                             23         18          1

================================================================================
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------
Beginning AUV                                       $9.900        N/A        N/A
Ending AUV                                          $9.649        N/A        N/A

Ending number of AUs (000s)                             29        N/A        N/A

                                                    2007       2006       2005
================================================================================
LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued):
Capital and Income Portfolio (inception date April 30, 2007)
------------------------------------------------------------
Beginning AUV                                       $9.953        N/A        N/A
Ending AUV                                         $10.108        N/A        N/A

Ending number of AUs (000s)                             47        N/A        N/A

Fundamental Value Portfolio (inception date April 30, 2007)
-----------------------------------------------------------
Beginning AUV                                       $9.904        N/A        N/A
Ending AUV                                          $9.588        N/A        N/A

Ending number of AUs (000s)                             18        N/A        N/A

Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------
Beginning AUV                                       $9.897        N/A        N/A
Ending AUV                                         $10.016        N/A        N/A

Ending number of AUs (000s)                             26        N/A        N/A

================================================================================
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Global High Yield Bond Portfolio
--------------------------------
Beginning AUV                                      $11.760   $ 10.629   $ 10.041
Ending AUV                                         $11.752   $ 11.760   $ 10.629

Ending number of AUs (000s)                             29         23         48

Strategic Bond Portfolio
------------------------
Beginning AUV                                      $10.752   $ 10.237   $ 10.018
Ending AUV                                         $10.966   $ 10.752   $ 10.237

Ending number of AUs (000s)                            108         81          7

================================================================================
LORD ABBETT SERIES FUND, INC.:
America's Value Portfolio
Beginning AUV                                      $12.270    $10.712    $10.097
Ending AUV                                         $12.658    $12.270    $10.712

Ending number of AUs (000s)                             24          5         --

Bond Debenture Portfolio (inception date November 9, 2007)
----------------------------------------------------------
Beginning AUV                                       $9.976        N/A        N/A
Ending AUV                                          $9.970        N/A        N/A

Ending number of AUs (000s)                              0        N/A        N/A

Growth and Income Portfolio
---------------------------
Beginning AUV                                      $12.633    $10.773    $10.115
Ending AUV                                         $13.068    $12.633    $10.773

Ending number of AUs (000s)                            121         42          1

International Portfolio (inception date November 9, 2007)
---------------------------------------------------------
Beginning AUV                                       $9.766        N/A        N/A
Ending AUV                                          $9.398        N/A        N/A

Ending number of AUs (000s)                              6        N/A        N/A

                                                    2007       2006       2005
================================================================================
LORD ABBETT SERIES FUND, INC.: (continued)
Large Cap Core Portfolio (inception date November 9, 2007)
----------------------------------------------------------
Beginning AUV                                       $9.835        N/A        N/A
Ending AUV                                         $10.072        N/A        N/A

Ending number of AUs (000s)                              0        N/A        N/A

================================================================================
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index Fund (inception date May 1, 2007)
--------------------------------------------
Beginning AUV                                      $10.000        N/A        N/A
Ending AUV                                         $10.478        N/A        N/A

Ending number of AUs (000s)                             69        N/A        N/A

International Index Fund (inception date May 1, 2007)
-----------------------------------------------------
Beginning AUV                                      $10.009        N/A        N/A
Ending AUV                                         $10.181        N/A        N/A

Ending number of AUs (000s)                            147        N/A        N/A

Mid Cap Index Fund (inception date May 1, 2007)
-----------------------------------------------
Beginning AUV                                      $10.030        N/A        N/A
Ending AUV                                          $9.891        N/A        N/A

Ending number of AUs (000s)                             21        N/A        N/A

S&P 500 Index Fund ( inception date May 1, 2007)
------------------------------------------------
Beginning AUV                                      $10.029        N/A        N/A
Ending AUV                                         $10.014        N/A        N/A

Ending number of AUs (000s)                            317        N/A        N/A

Small Cap Index Fund (inception date May 1, 2007)
-------------------------------------------------
Beginning AUV                                      $10.020        N/A        N/A
Ending AUV                                          $9.460        N/A        N/A

Ending number of AUs (000s)                             22        N/A        N/A

================================================================================
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST:
Lehman Brothers High Income Bond Portfolio
------------------------------------------
Beginning AUV                                      $11.209    $10.430    $10.031
Ending AUV                                         $11.328    $11.209    $10.430

Ending number of AUs (000s)                             21         16         --

Lehman Brothers Short Term Bond Portfolio
-----------------------------------------
Beginning AUV                                      $10.546    $10.121    $10.008
Ending AUV                                         $11.049    $10.546    $10.121

Ending number of AUs (000s)                            189        161          7

SmallCap Growth Portfolio
-------------------------
Beginning AUV                                      $11.822    $11.232    $10.118
Ending AUV                                         $11.883    $11.822    $11.232

Ending number of AUs (000s)                             17         15          3

Mid-Cap Growth Portfolio
------------------------
Beginning AUV                                      $13.945    $12.158    $10.126
Ending AUV                                         $17.086    $13.945    $12.158

Ending number of AUs (000s)                             51         15          1

                                                    2007       2006       2005
================================================================================
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST: (continued)
Partners Portfolio
------------------
Beginning AUV                                      $13.523    $12.048    $10.139
Ending AUV                                         $14.785    $13.523    $12.048

Ending number of AUs (000s)                            204        118         17

Regency Portfolio
-----------------
Beginning AUV                                      $12.986    $11.682    $10.162
Ending AUV                                         $13.415    $12.986    $11.682

Ending number of AUs (000s)                             41         31         11

Socially Responsive Portfolio
-----------------------------
Beginning AUV                                      $12.771    $11.232    $10.143
Ending AUV                                         $13.743    $12.771    $11.232

Ending number of AUs (000s)                             17          7          4

================================================================================
NORTHERN LIGHTS VARIABLE TRUST:
Changing Parameters Portfolio (inception date July 2, 2007)
-----------------------------------------------------------
Beginning AUV                                      $10.000        N/A        N/A
Ending AUV                                         $10.110        N/A        N/A

Ending number of AUs (000s)                            804        N/A        N/A

JNF Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------
Beginning AUV                                      $10.028        N/A        N/A
Ending AUV                                          $9.880        N/A        N/A

Ending number of AUs (000s)                             27        N/A        N/A

JNF Equity Portfolio (inception date May 1, 2007)
-------------------------------------------------
Beginning AUV                                      $10.013        N/A        N/A
Ending AUV                                          $9.047        N/A        N/A

Ending number of AUs (000s)                            180        N/A        N/A

================================================================================
PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                                      $10.481     $9.974        N/A
Ending AUV                                         $11.354    $10.481        N/A

Ending number of AUs (000s)                            182         25        N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV                                       $9.606    $10.106        N/A
Ending AUV                                         $11.838     $9.606        N/A

Ending number of AUs (000s)                            255        123        N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV                                      $10.834     $9.979        N/A
Ending AUV                                         $11.463    $10.834        N/A

Ending number of AUs (000s)                            122        214        N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                                      $10.330    $10.011        N/A
Ending AUV                                         $10.705    $10.330        N/A

Ending number of AUs (000s)                            184         23        N/A

                                                    2007       2006       2005
================================================================================
PIMCO VARIABLE INSURANCE TRUST: (continued)
Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                                      $10.257    $10.001        N/A
Ending AUV                                         $11.255    $10.257        N/A

Ending number of AUs (000s)                            104         27        N/A

High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                                      $10.629     $9.990        N/A
Ending AUV                                         $11.001    $10.629        N/A

Ending number of AUs (000s)                            103        450        N/A

Long Term US Government Portfolio (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                                       $9.941    $10.048        N/A
Ending AUV                                         $10.911     $9.941        N/A

Ending number of AUs (000s)                             87         --        N/A

Low Duration Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                                      $10.052    $10.011        N/A
Ending AUV                                         $10.793    $10.052        N/A

Ending number of AUs (000s)                            229          8        N/A

Real Return Portfolio
---------------------
Beginning AUV                                      $10.150    $10.078    $10.001
Ending AUV                                         $11.229    $10.150    $10.078

Ending number of AUs (000s)                            359        169         17

RealEstateRealReturn Strategy Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                                      $11.964     $9.824        N/A
Ending AUV                                         $10.449    $11.964        N/A

Ending number of AUs (000s)                            105         15        N/A

Short Term Portfolio
--------------------
Beginning AUV                                      $10.613    $10.178    $10.001
Ending AUV                                         $11.089    $10.613    $10.178

Ending number of AUs (000s)                            270        155          9

StockPLUS(R) Total Return Portfolio (inception date May 1, 2006)
----------------------------------------------------------------
Beginning AUV                                      $11.035     $9.905        N/A
Ending AUV                                         $12.091    $11.035        N/A

Ending number of AUs (000s)                             60         19        N/A

Total Return Portfolio
----------------------
Beginning AUV                                      $10.519    $10.130    $10.020
Ending AUV                                         $11.438    $10.519    $10.130

Ending number of AUs (000s)                          1,670        566         49

================================================================================
PIONEER VARIABLE CONTRACTS TRUST:
Bond Portfolio (inception date (inception date November 9, 2007)
----------------------------------------------------------------
Beginning AUV                                      $10.019        N/A        N/A
Ending AUV                                         $10.154        N/A        N/A

Ending number of AUs (000s)                              3        N/A        N/A

                                                    2007       2006       2005
================================================================================
PIONEER VARIABLE CONTRACTS TRUST (continued):
Cullen Value Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                                      $10.355     $9.936        N/A
Ending AUV                                         $11.017    $10.355        N/A

Ending number of AUs (000s)                             73         --        N/A

Emerging Markets Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                                      $11.169    $10.036        N/A
Ending AUV                                         $15.910    $11.169        N/A

Ending number of AUs (000s)                            102         38        N/A

Equity Income Portfolio
-----------------------
Beginning AUV                                      $12.930    $10.588    $10.093
Ending AUV                                         $13.000    $12.930    $10.588

Ending number of AUs (000s)                            193        174          2

Fund Portfolio
--------------
Beginning AUV                                      $12.736    $10.946    $10.116
Ending AUV                                         $13.346    $12.736    $10.946

Ending number of AUs (000s)                            136         41          3

Global High Yield Portfolio (inception date November 1, 2006)
-------------------------------------------------------------
Beginning AUV                                      $10.266    $10.012        N/A
Ending AUV                                         $10.486    $10.266        N/A

Ending number of AUs (000s)                             35          9        N/A

High Yield Portfolio
--------------------
Beginning AUV                                      $11.416    $10.547    $10.032
Ending AUV                                         $12.055    $11.416    $10.547

Ending number of AUs (000s)                            725         80         67

International Value Portfolio (inception date November 1, 2006)
---------------------------------------------------------------
Beginning AUV                                      $10.558    $10.013        N/A
Ending AUV                                         $11.956    $10.558        N/A

Ending number of AUs (000s)                             91         69        N/A

Mid Cap Value Portfolio
-----------------------
Beginning AUV                                      $12.327    $10.980    $10.125
Ending AUV                                         $12.986    $12.327    $10.980

Ending number of AUs (000s)                            106         31          1


Small Cap Value Portfolio (inception date November 1, 2006)
-----------------------------------------------------------
Beginning AUV                                      $10.314     $9.843        N/A
Ending AUV                                          $9.573    $10.314        N/A

Ending number of AUs (000s)                             30         --        N/A

Strategic Income Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                                      $10.121    $10.020        N/A
Ending AUV                                         $10.744    $10.121        N/A

Ending number of AUs (000s)                            541         --        N/A

                                                    2007       2006       2005
================================================================================
ROYCE CAPITAL FUND:
Micro-Cap Portfolio
-------------------
Beginning AUV                                      $14.856    $12.271    $10.134
Ending AUV                                         $15.447    $14.856    $12.271

Ending number of AUs (000s)                            131         86          6

Small-Cap Portfolio
-------------------
Beginning AUV                                      $13.023    $11.269    $10.138
Ending AUV                                         $12.745    $13.023    $11.269

Ending number of AUs (000s)                            197         86         24

================================================================================
RYDEX VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund
---------------------------
Beginning AUV                                      $12.727    $11.329    $10.135
Ending AUV                                         $14.480    $12.727    $11.329

Ending number of AUs (000s)                            395        164         61

CLS AdvisorOne Clermont Fund
----------------------------
Beginning AUV                                      $11.487    $10.600    $10.057
Ending AUV                                         $12.202    $11.487    $10.600

Ending number of AUs (000s)                            120         51         13

Absolute Return Strategies Fund (inception date February 3, 2006)
-----------------------------------------------------------------
Beginning AUV                                      $10.432     $9.996        N/A
Ending AUV                                         $10.832    $10.432        N/A

Ending number of AUs (000s)                            123         33        N/A

Banking Fund
------------
Beginning AUV                                      $11.867    $10.667    $10.203
Ending AUV                                          $8.653    $11.867    $10.667

Ending number of AUs (000s)                              6         18          1

Basic Materials Fund
--------------------
Beginning AUV                                      $13.701    $11.203    $10.195
Ending AUV                                         $18.354    $13.701    $11.203

Ending number of AUs (000s)                             94         11          5

Biotechnology Fund
------------------
Beginning AUV                                      $11.846    $12.253    $10.109
Ending AUV                                         $12.368    $11.846    $12.253

Ending number of AUs (000s)                             16          3          4

Commodities Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------
Beginning AUV                                       $7.935     $9.662    $10.048
Ending AUV                                         $10.396     $7.935     $9.662

Ending number of AUs (000s)                             37          9         --

Consumer Products Fund
----------------------
Beginning AUV                                      $11.902    $10.136    $10.074
Ending AUV                                         $13.220    $11.902    $10.136

Ending number of AUs (000s)                             69         26         --

                                                    2007       2006       2005
================================================================================
RYDEX VARIABLE TRUST: (continued)
Dow 2X Strategy Fund
--------------------
Beginning AUV                                      $14.043    $10.758    $10.246
Ending AUV                                         $15.188    $14.043    $10.758

Ending number of AUs (000s)                             28         25          1

Electronics Fund
----------------
Beginning AUV                                      $12.484    $12.182    $10.223
Ending AUV                                         $12.173    $12.484    $12.182

Ending number of AUs (000s)                             31         --          2

Energy Fund
-----------
Beginning AUV                                      $14.342    $12.814    $10.134
Ending AUV                                         $19.106    $14.342    $12.814

Ending number of AUs (000s)                            114         40         --

Energy Services Fund
--------------------
Beginning AUV                                      $15.799    $14.236    $10.193
Ending AUV                                         $21.660    $15.799    $14.236

Ending number of AUs (000s)                            102         17         22

Essential Portfolio Aggressive Fund (inception date November 1, 2006)
---------------------------------------------------------------------
Beginning AUV                                      $10.298     $9.908        N/A
Ending AUV                                         $10.986    $10.298        N/A

Ending number of AUs (000s)                              3         --        N/A

Essential Portfolio Conservative Fund (inception date November 1, 2006)
-----------------------------------------------------------------------
Beginning AUV                                      $10.138     $9.984        N/A
Ending AUV                                         $10.792    $10.138        N/A

Ending number of AUs (000s)                             19         15        N/A

Essential Portfolio Moderate Fund (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                                      $10.286     $9.952        N/A
Ending AUV                                         $10.960    $10.286        N/A

Ending number of AUs (000s)                              9          4        N/A

Europe 1.25X Strategy Fund
--------------------------
Beginning AUV                                      $14.207    $10.970    $10.187
Ending AUV                                         $16.063    $14.207    $10.970

Ending number of AUs (000s)                             56         28          1

Financial Services Fund
-----------------------
Beginning AUV                                      $13.140    $11.257    $10.186
Ending AUV                                         $10.669    $13.140    $11.257

Ending number of AUs (000s)                             14          7         --

Government Long Bond 1.2X Strategy Fund
---------------------------------------
Beginning AUV                                       $9.734    $10.050     $9.818
Ending AUV                                         $10.684     $9.734    $10.050

Ending number of AUs (000s)                             42         14         17

                                                    2007       2006       2005
================================================================================
RYDEX VARIABLE TRUST: (continued)
Health Care Fund
----------------
Beginning AUV                                      $11.472    $10.914    $10.093
Ending AUV                                         $12.164    $11.472    $10.914

Ending number of AUs (000s)                             51         13          2

Hedged Equity Fund (inception date February 3, 2006)
----------------------------------------------------
Beginning AUV                                      $10.407     $9.996        N/A
Ending AUV                                         $10.736    $10.407        N/A

Ending number of AUs (000s)                            111         31        N/A

Internet Fund
-------------
Beginning AUV                                      $13.221    $12.052    $10.316
Ending AUV                                         $14.594    $13.221    $12.052

Ending number of AUs (000s)                             33          3          1

Inverse Dow 2X Strategy Fund
----------------------------
Beginning AUV                                       $7.240     $9.255     $9.756
Ending AUV                                          $6.589     $7.240     $9.255

Ending number of AUs (000s)                            159         16         --

Inverse Government Long Bond Strategy Fund
------------------------------------------
Beginning AUV                                      $10.831    $10.019    $10.154
Ending AUV                                         $10.343    $10.831    $10.019

Ending number of AUs (000s)                              6         15         30

Inverse Mid-Cap Strategy Fund
-----------------------------
Beginning AUV                                       $8.464     $8.800     $9.867
Ending AUV                                          $8.296     $8.464     $8.800

Ending number of AUs (000s)                             14          5         --

Inverse NASDAQ-100 Strategy Fund
--------------------------------
Beginning AUV                                       $8.771     $8.896     $9.835
Ending AUV                                          $7.782     $8.771     $8.896

Ending number of AUs (000s)                             41         37         25

Inverse Russell 2000 Strategy Fund
----------------------------------
Beginning AUV                                       $7.690     $8.734     $9.819
Ending AUV                                          $8.103     $7.690     $8.734

Ending number of AUs (000s)                             39         25         14

Inverse S&P 500 Strategy Fund
-----------------------------
Beginning AUV                                       $8.773     $9.484     $9.890
Ending AUV                                          $8.845     $8.773     $9.484

Ending number of AUs (000s)                             47          3         10

Japan 1.25X Strategy Fund
-------------------------
Beginning AUV                                      $14.202    $13.508    $10.178
Ending AUV                                         $12.607    $14.202    $13.508

Ending number of AUs (000s)                              9         21         14

                                                    2007       2006       2005
================================================================================
RYDEX VARIABLE TRUST: (continued)
Large Cap Growth Fund
---------------------
Beginning AUV                                      $11.161    $10.589    $10.097
Ending AUV                                         $11.709    $11.161    $10.589

Ending number of AUs (000s)                             51         18          3

Large Cap Value Fund
--------------------
Beginning AUV                                      $12.873    $10.941    $10.156
Ending AUV                                         $12.182    $12.873    $10.941

Ending number of AUs (000s)                             18         40          7

Leisure Fund
------------
Beginning AUV                                      $12.562    $10.174    $10.173
Ending AUV                                         $12.243    $12.562    $10.174

Ending number of AUs (000s)                              5         38         --

Mid Cap 1.5X Strategy Fund
--------------------------
Beginning AUV                                      $13.546    $12.263    $10.203
Ending AUV                                         $14.033    $13.546    $12.263

Ending number of AUs (000s)                             35        134          3

Mid-Cap Growth Fund
-------------------
Beginning AUV                                      $12.027    $11.662    $10.127
Ending AUV                                         $13.044    $12.027    $11.662

Ending number of AUs (000s)                             89          9         19

Mid-Cap Value Fund
------------------
Beginning AUV                                      $13.326    $11.383    $10.144
Ending AUV                                         $12.681    $13.326    $11.383

Ending number of AUs (000s)                             24         48         15

Multi Cap Core Equity Fund (inception date February 3, 2006)
------------------------------------------------------------
Beginning AUV                                      $11.031     $9.973        N/A
Ending AUV                                         $10.451    $11.031        N/A

Ending number of AUs (000s)                              3         --        N/A

Nova Fund
---------
Beginning AUV                                      $13.268    $11.124    $10.181
Ending AUV                                         $13.417    $13.268    $11.124

Ending number of AUs (000s)                             52         53          4

NASDAQ-100 2X Strategy Fund
---------------------------
Beginning AUV                                      $13.386    $12.765    $10.336
Ending AUV                                         $17.161    $13.386    $12.765

Ending number of AUs (000s)                            172         88         48

NASDAQ-100 Fund
---------------
Beginning AUV                                      $12.156    $11.493    $10.174
Ending AUV                                         $14.323    $12.156    $11.493

Ending number of AUs (000s)                             55          4        344

                                                    2007       2006       2005
================================================================================
RYDEX VARIABLE TRUST: (continued)
Precious Metals Fund
--------------------
Beginning AUV                                      $17.669    $14.551    $10.267
Ending AUV                                         $21.124    $17.669    $14.551

Ending number of AUs (000s)                            124         81         20

Real Estate Fund
----------------
Beginning AUV                                      $14.618    $11.182    $10.091
Ending AUV                                         $11.823    $14.618    $11.182

Ending number of AUs (000s)                             15         26          1

Retailing Fund
--------------
Beginning AUV                                      $12.144    $11.032    $10.137
Ending AUV                                         $10.614    $12.144    $11.032

Ending number of AUs (000s)                              2          3         --

Russell 2000 1.5X Strategy Fund
-------------------------------
Beginning AUV                                      $14.724    $12.184    $10.286
Ending AUV                                         $13.732    $14.724    $12.184

Ending number of AUs (000s)                              6        320         --

Russell 2000 2X Strategy Fund (inception date November 1, 2006)
---------------------------------------------------------------
Beginning AUV                                      $10.398     $9.620        N/A
Ending AUV                                          $9.089    $10.398        N/A

Ending number of AUs (000s)                             69         --        N/A

S&P 500 2X Strategy Fund
------------------------
Beginning AUV                                      $14.034    $11.345    $10.238
Ending AUV                                         $14.120    $14.034    $11.345

Ending number of AUs (000s)                             80         70          8

Sector Rotation Fund
--------------------
Beginning AUV                                      $13.285    $11.927    $10.150
Ending AUV                                         $16.306    $13.285    $11.927

Ending number of AUs (000s)                             82         19          4

Small-Cap Growth Fund
---------------------
Beginning AUV                                      $12.266    $11.386    $10.154
Ending AUV                                         $12.252    $12.266    $11.386

Ending number of AUs (000s)                             60         21          2

Small-Cap Value Fund
--------------------
Beginning AUV                                      $13.404    $11.245    $10.188
Ending AUV                                         $10.675    $13.404    $11.245

Ending number of AUs (000s)                             42         52          2

Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------------
Beginning AUV                                       $9.275    $10.378    $10.121
Ending AUV                                          $8.265     $9.275    $10.378

Ending number of AUs (000s)                             34         --         --

                                                    2007       2006       2005
================================================================================
RYDEX VARIABLE TRUST: (continued)
Technology Fund
---------------
Beginning AUV                                      $12.304    $11.619    $10.109
Ending AUV                                         $13.581    $12.304    $11.619

Ending number of AUs (000s)                             16          3         --

Telecommunications Fund
-----------------------
Beginning AUV                                      $13.616    $11.393    $10.137
Ending AUV                                         $14.872    $13.616    $11.393

Ending number of AUs (000s)                             25          1         --

Transportation Fund
-------------------
Beginning AUV                                      $13.386    $12.465    $10.197
Ending AUV                                         $12.214    $13.386    $12.465

Ending number of AUs (000s)                             10          2          4

U.S. Government Money Market Fund
---------------------------------
Beginning AUV                                      $10.544    $10.155    $10.001
Ending AUV                                         $10.953    $10.544    $10.155

Ending number of AUs (000s)                          1,370      1,327        901

Utilities Fund
--------------
Beginning AUV                                      $12.834    $10.610    $10.061
Ending AUV                                         $14.485    $12.834    $10.610

Ending number of AUs (000s)                             90         21         12

Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
-------------------------------------------------------------------
Beginning AUV                                      $11.304     $9.685     $9.881
Ending AUV                                         $13.352    $11.304     $9.685

Ending number of AUs (000s)                             22         24         --

================================================================================
SELIGMAN PORTFOLIOS, INC.:
Communications and Information Portfolio
----------------------------------------
Beginning AUV                                      $14.607    $11.972    $10.140
Ending AUV                                         $16.815    $14.607    $11.972

Ending number of AUs (000s)                             25         49         --

Global Technology Portfolio
---------------------------
Beginning AUV                                      $14.172    $12.041    $10.134
Ending AUV                                         $16.338    $14.172    $12.041

Ending number of AUs (000s)                             18          6         --

================================================================================
T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II (inception date May 1, 2006)
----------------------------------------------------------
Beginning AUV                                      $10.600     $9.959        N/A
Ending AUV                                         $11.923    $10.600        N/A

Ending number of AUs (000s)                            474         80        N/A

Equity Income Portfolio II  (inception date May 1, 2006)
--------------------------  ----------------------------
Beginning AUV                                      $11.080     $9.987        N/A
Ending AUV                                         $11.415    $11.080        N/A

Ending number of AUs (000s)                            364        125        N/A

                                                    2007       2006       2005
================================================================================
T ROWE PRICE EQUITY SERIES, INC.: (Continued)
Health Sciences Portfolio II (inception date May 1, 2006)
---------------------------------------------------------
Beginning AUV                                      $10.742     $9.932        N/A
Ending AUV                                         $12.644    $10.742        N/A

Ending number of AUs (000s)                            131         35        N/A

================================================================================
T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II
------------------------------
Beginning AUV                                      $10.001        N/A        N/A
Ending AUV                                         $10.344        N/A        N/A

Ending number of AUs (000s)                             10        N/A        N/A

================================================================================
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
---------------
Beginning AUV                                      $14.026    $12.114    $10.175
Ending AUV                                         $13.352    $14.026    $12.114

Ending number of AUs (000s)                            566        240         31

================================================================================
VAN ECK WORLDWIDE INSURANCE TRUST:
Absolute Return Fund
--------------------
Beginning AUV                                      $10.932    $10.061     $9.990
Ending AUV                                         $11.375    $10.932    $10.061

Ending number of AUs (000s)                             28         45         --

Bond Fund
---------
Beginning AUV                                      $10.389     $9.757    $10.024
Ending AUV                                         $11.398    $10.389     $9.757

Ending number of AUs (000s)                            188         81          2

Emerging Markets Fund
---------------------
Beginning AUV                                      $18.140    $13.005    $10.229
Ending AUV                                         $24.964    $18.140    $13.005

Ending number of AUs (000s)                            133         90         11

Hard Assets Fund
----------------
Beginning AUV                                      $18.301    $14.701    $10.143
Ending AUV                                         $26.602    $18.301    $14.701

Ending number of AUs (000s)                            173        135         20

Real Estate Fund
----------------
Beginning AUV                                      $16.448    $12.563    $10.060
Ending AUV                                         $16.594    $16.448    $12.563

Ending number of AUs (000s)                            118         65         --

================================================================================
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
--------------

Beginning AUV                                      $14.172    $12.362    $10.259
Ending AUV                                         $17.336    $14.172    $12.362

Ending number of AUs (000s)                             42         32         --

                                                    2007       2006       2005
================================================================================
WELLS FARGO ADVANTAGE VT FUNDS (continued):
Opportunity Fund
----------------
Beginning AUV                                      $12.845    $11.446    $10.147
Ending AUV                                         $13.697    $12.845    $11.446

Ending number of AUs (000s)                             20         16          8

Small/Mid Cap Value Fund (inception date November 9, 2007)
----------------------------------------------------------
Beginning AUV                                       $9.821        N/A        N/A
Ending AUV                                          $9.438        N/A        N/A

Ending number of AUs (000s)                              0        N/A        N/A

================================================================================

--------------------------------------------------------------------------------

                                PRIVACY NOTICE OF
                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                      01/2008

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.
We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data


      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o     Medical   Information   and  Motor   Vehicle   Bureaus   or  similar
            institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o     Service providers that perform marketing services for us

      o     Service providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

We do not share your health data with anyone without your written consent.

We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.
You have a right to review your personal data. To do so please send a written request to the Customer Service Department:
                    9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223
Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

--------------------------------------------------------------------------------
If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
     General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account G
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

      If you would like a free copy of the Statement of Additional Information (Form # JNL- MNTADV-SAI-G-0508) dated May 1, 2008 for this Prospectus, please complete this form, detach, and mail to:

                   Jefferson National Life Insurance Company
                             Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

      Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account G (Monument Advisor) fixed and variable annuity at the following address:

Name: __________________________________________________________________________

Mailing Address: _______________________________________________________________
                                   Sincerely,

________________________________________________________________________________
                                  (Signature)

--------------------------------------------------------------------------------

                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

(C) 2008, Jefferson National Life Insurance Company       JNL-MNTADV-PROS-G-0508

                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2008

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the "Separate Account"), dated May 1, 2008. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                          B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-3

PUBLISHED RATINGS                                                            B-6

ADMINISTRATION                                                               B-6

ANNUITY PROVISIONS                                                           B-6

DISTRIBUTION                                                                 B-7

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-7

FINANCIAL STATEMENTS                                                         B-7

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G:

Jefferson National Life Annuity Account G, also referred to as the "Separate Account", was established on January 18, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was know as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control of such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2008 ($6,000 if age 50 or older by the end of 2008), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 for 2008 ($6,000 if age 50 or older by the end of 2008). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after

December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the Subscription Fee and any applicable Transaction Fee.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the Subscription Fee and any applicable Transaction Fee during both the accumulation phase and the annuity phase. The deduction of these charges will affect the amount of the first and any subsequent annuity payments (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2008.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2007

                                       Jefferson National Life Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2007

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G                                   PAGE
Statement of Assets and Liabilities as of December 31, 2007 ..............     2
Statements of Operations and Changes in Net Assets for the Year Ended
   December 31, 2007 .....................................................    14
Statements of Operations and Changes in Net Assets for the Year Ended
   December 31, 2006 .....................................................    42
Notes to Financial Statements ............................................    66
Report of Independent Registered Public Accounting Firm ..................   112

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

====================================================================================================================================
                                                                                             SHARES          COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in portfolio shares, at net asset value (Note 2):
     AIM Variable Insurance Funds:
       Basic Value Fund ..............................................................       15,178.870   $   213,285   $    191,557
       Core Equity Fund ..............................................................        3,892.812       110,226        113,320
       Financial Services Fund .......................................................          339.796         4,569          4,166
       Global Health Care Fund .......................................................        6,616.461       158,736        159,192
       Global Real Estate Fund .......................................................      135,603.655     3,788,105      2,967,008
       High Yield Fund ...............................................................      130,314.426       765,173        748,004
       International Growth Fund .....................................................          361.931        11,852         12,172
       Mid Cap Core Equity Fund ......................................................       32,053.885       446,456        463,179
       Technology Fund ...............................................................        1,916.650        31,651         28,941
     The Alger American Fund:
       Growth Portfolio ..............................................................       34,192.057     1,642,003      1,684,642
       Leveraged AllCap Portfolio ....................................................      106,021.957     5,850,115      5,872,556
       MidCap Growth Portfolio .......................................................      150,410.712     3,518,438      3,552,701
       Small Capitalization Portfolio ................................................       36,026.494     1,090,146      1,200,403
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio ...................................................       17,005.427       460,527        456,085
       Small-Mid Cap Value Portfolio .................................................       52,053.718       990,229        886,475
     American Century Variable Portfolios, Inc:
       Balanced Fund .................................................................      168,423.168     1,242,177      1,234,542
       Income & Growth Fund ..........................................................      132,737.427     1,187,909      1,122,959
       Inflation Protection ..........................................................      113,131.713     1,169,462      1,193,540
       International Fund ............................................................      226,241.303     2,706,206      2,683,222
       Large Company Value Fund ......................................................        2,300.263        29,835         29,236
       Ultra Fund ....................................................................      111,697.537     1,275,998      1,357,125
       Value Fund ....................................................................      168,504.891     1,375,792      1,258,731
       Vista Fund ....................................................................       18,538.952       408,032        407,857
     Credit Suisse Trust:
       Commodity Return Strategy Portfolio ...........................................       22,247.208       240,603        257,623
     DireXion Insurance Trust:
       Dynamic VP HY Bond Fund .......................................................      158,738.922     3,095,252      3,098,584
       Evolution VP All Cap Equity Fund ..............................................        7,256.016       192,314        182,779
       Evolution VP Managed Bond Fund ................................................        4,482.431        89,600         88,035
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ...............................................      116,647.771     2,163,815      2,057,667
       The Dreyfus Socially Responsible Growth Fund, Inc .............................        1,707.642        48,664         52,083
       Dreyfus Stock Index Fund ......................................................      280,184.351    10,263,348     10,478,895
     Dreyfus Variable Investment Fund:
       International Value Portfolio .................................................      331,220.403     5,989,989      5,773,172
     Federated Insurance Series:
       Capital Income Fund II ........................................................       80,007.211       761,304        769,669
       High Income Bond Fund II ......................................................      202,179.380     1,519,199      1,514,324
       International Equity Fund II ..................................................       58,590.976     1,073,212      1,096,237
       Kaufmann Fund II ..............................................................       25,176.161       454,477        468,528
       Market Opportunity Fund II ....................................................        7,982.309        81,853         81,819
     Janus Aspen Series - Institutional:
       Balanced Portfolio ............................................................       23,017.604       681,128        691,679
       Forty Portfolio ...............................................................        9,029.142       338,297        371,820
       Global Life Sciences Portfolio ................................................        2,563.245        29,566         29,811
       Growth and Income Portfolio ...................................................       92,553.501     1,849,945      1,840,889
       International Growth Portfolio ................................................      139,779.387     7,978,619      9,128,991
       Large Cap Growth Portfolio ....................................................       42,509.231     1,035,811      1,123,094
       Mid Cap Growth Portfolio ......................................................       40,600.648     1,454,935      1,621,589
       Mid Cap Value Portfolio .......................................................       35,635.892       607,882        598,327
       Worldwide Growth Portfolio ....................................................       56,378.966     1,856,288      1,991,869
     Janus Aspen Series - Service:
       INTECH Risk-Managed Core Portfolio ............................................        5,204.042        67,093         69,162
       INTECH Risk-Managed Growth Portfolio ..........................................        1,922.163        23,648         22,566
       Small Company Portfolio .......................................................        3,516.094        66,810         63,254
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio ....................................................      162,836.228     4,544,090      4,175,121
       International Equity Portfolio ................................................      166,751.587     2,493,470      2,226,134
       Small Cap Portfolio ...........................................................       10,277.649       137,296        102,571
       US Strategic Equity Portfolio .................................................       28,591.762       356,569        290,778
     Legg Mason Partners Variable Equity Trust:
       Aggressive Growth Portfolio ...................................................       17,062.666       288,114        278,292
       Capital and Income Portfolio ..................................................       38,424.097       554,078        476,843
       Fundamental Value Portfolio ...................................................        7,860.291       180,492        170,490
       Large Cap Growth Portfolio ....................................................       15,626.406       260,658        259,398

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                                             SHARES           COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Legg Mason Partners Variable Income Trust:
       Global High Yield Bond Portfolio ..............................................       37,969.336   $   378,199   $    343,622
       Government Portfolio ..........................................................       13,069.327       146,427        139,058
       Strategic Bond Portfolio ......................................................      119,475.083     1,239,660      1,186,388
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio .....................................................       21,030.779       341,282        311,045
       Growth and Income Portfolio ...................................................       61,996.667     1,847,237      1,730,327
       International Portfolio .......................................................        5,410.527        64,683         58,596
     Nationwide Variable Insurance Trust:
       Bond Index Fund ...............................................................       71,670.454       727,575        727,455
       International Index Fund ......................................................      128,095.342     1,527,288      1,492,311
       Mid Cap Index Fund ............................................................       10,600.809       205,710        203,323
       S&P 500 Index Fund ............................................................      311,081.389     3,241,402      3,176,141
       Small Cap Index Fund ..........................................................       22,396.717       212,882        208,289
     Neuberger Berman Advisers Management Trust:
       Lehman Brothers High Income Bond Portfolio ....................................       25,296.884       250,713        232,731
       Lehman Brothers Short Duration Bond Portfolio .................................      160,383.507     2,075,467      2,084,986
       Fasciano Portfolio ............................................................       13,579.446       205,318        196,902
       Mid-Cap Growth Portfolio ......................................................       30,744.029       906,769        876,205
       Partners Portfolio ............................................................      145,437.298     3,033,754      3,020,733
       Regency Portfolio .............................................................       33,492.990       578,705        543,591
       Socially Responsive Portfolio .................................................       12,916.202       234,504        231,329
     Northern Lights Variable Trust:
       Changing Parameters Portfolio .................................................      804,015.462     8,051,202      8,128,596
       JNF Balanced Portfolio ........................................................       27,662.650       434,887        426,005
       JNF Equity Portfolio ..........................................................       90,672.124     2,150,779      1,945,824
     PIMCO Variable Insurance Trust:
       All Asset Portfolio ...........................................................      175,890.388     2,098,118      2,061,435
       CommodityRealReturn Strategy Portfolio ........................................      225,918.869     2,717,159      3,016,017
       Emerging Markets Bond Portfolio ...............................................      102,575.056     1,436,293      1,402,201
       Foreign Bond US Dollar-Hedged Portfolio .......................................      194,561.816     1,954,608      1,968,966
       Global Bond Unhedged Portfolio ................................................       91,197.081     1,182,534      1,165,499
       High Yield Portfolio ..........................................................      140,682.552     1,134,989      1,132,495
       Long Term US Government Portfolio .............................................       87,009.664       918,623        951,886
       Low Duration Portfolio ........................................................      239,706.675     2,445,221      2,468,979
       Money Market Portfolio ........................................................   66,413,488.150    66,413,488     66,413,488
       Real Estate Real Return Strategy Portfolio ....................................      125,050.848     1,373,541      1,092,944
       Real Return Portfolio .........................................................      323,221.230     3,979,416      4,062,891
       Short-Term Portfolio ..........................................................      299,193.929     2,992,658      2,994,931
       StockPLUS(R) Total Return Portfolio ...........................................       65,466.186       763,305        727,984
       Total Return Portfolio ........................................................    1,820,516.206    18,569,768     19,097,215
     Pioneer Variable Contracts Trust:
       Bond Portfolio ................................................................        2,628.862        28,522         28,576
       Cullen Value Portfolio ........................................................       59,714.132       817,465        809,724
       Emerging Markets Portfolio ....................................................       37,538.652     1,629,694      1,626,174
       Equity Income Portfolio .......................................................      106,186.650     2,770,668      2,536,799
       Fund Portfolio ................................................................       70,851.125     1,843,171      1,818,040
       Global High Yield Portfolio ...................................................       38,513.767       375,757        371,273
       High Yield Portfolio ..........................................................      791,957.995     8,869,368      8,743,216
       International Value Portfolio .................................................       58,697.314     1,151,344      1,091,770
       Mid Cap Value Portfolio .......................................................       71,704.607     1,463,034      1,371,709
       Money Market Portfolio ........................................................        3,946.530         3,947          3,947
       Small Cap Value Portfolio .....................................................       22,759.107       306,878        291,772
       Strategic Income Portfolio ....................................................      537,063.434     5,813,929      5,816,397
     Royce Capital Fund:
       Micro-Cap Portfolio ...........................................................      157,439.163     2,398,273      2,120,705
       Small-Cap Portfolio ...........................................................      268,198.094     2,912,962      2,671,253
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund ...................................................      146,056.659     5,447,248      5,715,197
       CLS AdvisorOne Clermont Fund ..................................................       54,499.930     1,632,466      1,460,053
       Absolute Return Strategies Fund ...............................................       51,470.131     1,384,695      1,335,650
       Banking Fund ..................................................................        2,154.353        53,017         49,119
       Basic Materials Fund ..........................................................       41,627.604     1,812,918      1,734,205
       Biotechnology Fund ............................................................        9,460.838       212,114        204,070
       Commodities Strategy Fund .....................................................       16,382.473       377,967        389,575
       Consumer Products Fund ........................................................       24,704.986       992,506        914,579
       Dow 2X Strategy Fund ..........................................................       16,797.704       475,557        431,701

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                                             SHARES           COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Rydex Variable Trust: (continued)
       Electronics Fund ..............................................................       27,759.000   $   427,500   $    379,465
       Energy Fund ...................................................................       57,128.071     2,325,245      2,275,411
       Energy Services Fund ..........................................................       58,102.967     2,252,605      2,246,842
       Essential Portfolio Aggressive Fund ...........................................        1,134.742        28,564         28,607
       Essential Portfolio Conservative Fund .........................................        7,864.634       210,210        201,964
       Essential Portfolio Moderate Fund .............................................        3,729.900        98,099         96,828
       Europe 1.25X Strategy Fund ....................................................       30,128.595       911,884        902,352
       Financial Services Fund .......................................................        6,800.556       184,590        149,340
       Government Long Bond 1.2X Strategy Fund .......................................       36,362.805       442,447        445,081
       Health Care Fund ..............................................................       21,519.666       668,461        637,197
       Hedged Equity Fund ............................................................       46,657.666     1,293,037      1,191,637
       Internet Fund .................................................................       27,141.310       515,267        484,472
       Inverse Dow 2X Strategy Fund ..................................................       36,442.469     1,021,051      1,049,179
       Inverse Government Long Bond Strategy Fund ....................................        2,914.837        58,472         57,073
       Inverse Mid-Cap Strategy Fund .................................................        3,298.870       118,328        115,559
       Inverse OTC Strategy Fund .....................................................       18,976.351       316,928        322,408
       Inverse Russell 2000 Strategy Fund ............................................        9,025.145       306,346        312,812
       Inverse S&P 500 Strategy Fund .................................................        9,777.053       409,561        412,689
       Japan 1.25X Strategy Fund .....................................................        5,233.411       122,560        118,955
       Large-Cap Growth Fund .........................................................       21,611.245       586,313        591,500
       Large-Cap Value Fund ..........................................................        9,106.947       282,709        231,044
       Leisure Fund ..................................................................        3,021.321        76,600         64,112
       Mid Cap 1.5X Strategy Fund ....................................................       25,246.261       609,674        548,348
       Mid-Cap Growth Fund ...........................................................       39,359.853     1,159,541      1,161,903
       Mid-Cap Value Fund ............................................................       14,781.706       306,723        308,051
       Multi-Cap Core Equity Fund ....................................................        1,178.272        35,197         29,033
       Nova Fund .....................................................................       70,401.453       759,691        708,239
       OTC 2X Strategy Fund ..........................................................       98,589.820     2,995,938      2,955,723
       OTC Fund ......................................................................       48,302.640       898,614        875,243
       Precious Metals Fund ..........................................................      174,602.218     2,670,808      2,626,017
       Real Estate Fund ..............................................................        5,310.621       223,728        182,420
       Retailing Fund ................................................................        2,264.139        44,157         25,517
       Russell 2000 1.5X Strategy Fund ...............................................        3,815.254       144,127        130,482
       Russell 2000 2X Strategy Fund .................................................       27,800.998       643,101        623,576
       S&P 500 2X Strategy Fund ......................................................       59,020.337     1,139,439      1,135,551
       Sector Rotation Fund ..........................................................       87,020.812     1,345,813      1,334,029
       Small-Cap Growth Fund .........................................................       27,144.476       805,418        734,801
       Small-Cap Value Fund ..........................................................       24,924.772       546,872        454,129
       Strengthening Dollar 2X Strategy Fund .........................................       14,069.271       288,529        283,214
       Technology Fund ...............................................................       17,104.582       283,861        278,292
       Telecommunications Fund .......................................................       15,484.950       391,781        369,935
       Transportation Fund ...........................................................        8,259.627       204,313        122,655
       U.S. Government Money Market Fund .............................................   15,160,577.782    15,160,578     15,160,578
       Utilities Fund ................................................................       58,252.484     1,379,445      1,298,448
       Weakening Dollar 2X Strategy Fund .............................................       10,282.928       343,762        294,092
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio ......................................       23,423.049       445,377        451,362
       Global Technology Portfolio ...................................................       16,841.439       304,324        307,356
     T. Rowe Price Equity Series, Inc.:
       Blue Chip Growth Portfolio II .................................................      482,611.801     5,533,589      5,646,558
       Equity Income Portfolio II ....................................................      175,619.714     4,479,720      4,153,406
       Health Sciences Portfolio II ..................................................      120,841.704     1,690,762      1,659,157
     T. Rowe Price Fixed Income Series, Inc.:
       Limited-Term Bond Portfolio II ................................................       20,978.019       103,361        103,841
     Third Avenue Variable Series Trust:
       Value Portfolio ...............................................................      296,443.462     8,681,831      7,683,814
     Van Eck Worldwide Insurance Trust:
       Absolute Return Fund ..........................................................       29,689.003       316,920        317,969
       Bond Fund .....................................................................      176,841.841     2,046,870      2,143,323
       Emerging Markets Fund .........................................................      127,223.301     3,462,890      3,526,630
       Hard Assets Fund ..............................................................      112,333.465     4,200,877      4,627,016
       Real Estate Fund ..............................................................      117,818.616     2,103,700      1,989,956
     Wells Fargo Advantage VT Funds:
       Discovery Fund ................................................................       48,972.644       860,620        984,840
       Opportunity Fund ..............................................................       15,645.601       375,806        344,672
------------------------------------------------------------------------------------------------------------------------------------
         Total assets ...............................................................................................   $334,330,301
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                               UNIT                     SUB-ACCOUNT
                                                                                   UNITS      VALUE          VALUE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
   Contract owners' deferred annuity reserves:
      AIM Variable Insurance Funds:
         Basic Value Fund
            Monument Advisor .............................................    15,155.903   $  12.639127   $   191,557   $   191,557
                                                                                                                        -----------
         Core Equity Fund
            Monument Advisor .............................................     9,559.529      11.854115       113,320       113,320
                                                                                                                        -----------
         Financial Services Fund
            Monument Advisor .............................................       404.567      10.297071         4,166         4,166
                                                                                                                        -----------
         Global Health Care Fund
            Monument Advisor .............................................    11,077.238      13.270817       147,004
            Monument .....................................................       974.116      12.511947        12,188       159,192
                                                                                                                        -----------
         Global Real Estate Fund
            Monument Advisor .............................................   168,624.438      15.783503     2,661,484
            Monument .....................................................    10,520.811      29.039925       305,524     2,967,008
                                                                                                                        -----------
         High Yield Fund
            Monument Advisor .............................................    63,199.580      11.715701       740,427
            Monument .....................................................       634.943      11.933943         7,577       748,004
                                                                                                                        -----------
         International Growth Fund
            Monument Advisor .............................................     1,258.919       9.668392        12,172        12,172
                                                                                                                        -----------
         Mid Cap Core Equity Fund
            Monument Advisor .............................................    34,782.831      13.316302       463,179       463,179
                                                                                                                        -----------
         Technology Fund
            Monument Advisor .............................................     2,096.818      13.802554        28,941        28,941
                                                                                                                        -----------
      The Alger American Fund:
         Growth Portfolio
            Monument Advisor .............................................   109,847.611      14.897522     1,636,457
            Monument .....................................................     2,272.556      21.203213        48,185     1,684,642
                                                                                                                        -----------
         Leveraged AllCap Portfolio
            Monument Advisor .............................................   300,190.017      19.199289     5,763,435
            Monument .....................................................     3,341.787      32.653598       109,121     5,872,556
                                                                                                                        -----------
         MidCap Growth Portfolio
            Monument Advisor .............................................   194,155.841      17.230531     3,345,408
            Monument .....................................................     6,006.468      34.511596       207,293     3,552,701
                                                                                                                        -----------
         Small Capitalization Portfolio
            Monument Advisor .............................................    65,260.326      17.894734     1,167,816
            Monument .....................................................     1,718.585      18.961265        32,587     1,200,403
                                                                                                                        -----------
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio
            Monument Advisor .............................................    38,896.292      11.725680       456,085       456,085
                                                                                                                        -----------
         Small-Mid Cap Value Portfolio
            Monument Advisor .............................................    83,026.068      10.677066       886,475       886,475
                                                                                                                        -----------
      American Century Variable Portfolios, Inc:
         Balanced Fund
            Monument Advisor .............................................   100,741.474      12.254554     1,234,542     1,234,542
                                                                                                                        -----------
         Income & Growth Fund
            Monument Advisor .............................................    88,952.405      12.607350     1,121,454
            Monument .....................................................       111.990      13.434424         1,505     1,122,959
                                                                                                                        -----------
         Inflation Protection Fund
            Monument Advisor .............................................   106,498.948      11.207055     1,193,540     1,193,540
                                                                                                                        -----------
         International Fund
            Monument Advisor .............................................   155,803.334      17.206105     2,680,769
            Monument .....................................................       154.325      15.897230         2,453     2,683,222
                                                                                                                        -----------
         Large Company Value Fund
            Monument Advisor .............................................     3,091.562       9.456842        29,236        29,236
                                                                                                                        -----------
         Ultra Fund
            Monument Advisor .............................................   116,612.229      11.637931     1,357,125     1,357,125
                                                                                                                        -----------
         Value Fund
            Monument Advisor .............................................   100,655.832      12.144236     1,222,388
            Monument .....................................................     2,178.325      16.684098        36,343     1,258,731
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                               UNIT                     SUB-ACCOUNT
                                                                                   UNITS      VALUE          VALUE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      American Century Variable Portfolios, Inc: (continued)
         Vista Fund
            Monument Advisor .............................................    32,684.158   $  12.478733   $   407,857   $   407,857
                                                                                                                        -----------
      Credit Suisse Trust:
         Commodity Return Strategy Portfolio
            Monument Advisor .............................................    22,606.350      11.396028       257,623       257,623
                                                                                                                        -----------
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund
            Monument Advisor .............................................   283,664.589      10.923407     3,098,584     3,098,584
                                                                                                                        -----------
         Evolution VP All Cap Equity Fund
            Monument Advisor .............................................    17,206.299      10.622799       182,779       182,779
                                                                                                                        -----------
         Evolution VP Managed Bond Fund
            Monument Advisor .............................................     8,710.232      10.107075        88,035        88,035
                                                                                                                        -----------
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio
            Monument Advisor .............................................   157,684.759      13.049243     2,057,667     2,057,667
                                                                                                                        -----------
      The Dreyfus Socially Responsible Growth Fund, Inc.
            Monument Advisor .............................................     3,412.010      12.870760        43,915
            Monument .....................................................       797.674      10.239657         8,168        52,083
                                                                                                                        -----------
      Dreyfus Stock Index Fund
            Monument Advisor .............................................   779,346.897      13.216017    10,299,862
            Monument .....................................................    13,614.773      13.149904       179,033    10,478,895
                                                                                                                        -----------
      Dreyfus Variable Investment Fund:
         International Value Portfolio
            Monument Advisor .............................................   384,098.419      14.606204     5,610,220
            Monument .....................................................     8,866.698      18.377960       162,952     5,773,172
                                                                                                                        -----------
      Federated Insurance Series:
         Capital Income Fund II
            Monument Advisor .............................................    59,184.164      12.943082       766,025
            Monument .....................................................       364.493       9.997300         3,644       769,669
                                                                                                                        -----------
         High Income Bond Fund II
            Monument Advisor .............................................   119,994.122      12.117917     1,454,079
            Monument .....................................................       676.363      13.251162         8,963
            Monument Advisor Limited .....................................     4,348.315      11.793587        51,282     1,514,324
                                                                                                                        -----------
         International Equity Fund II
            Monument Advisor .............................................    73,313.974      14.952636     1,096,237     1,096,237
                                                                                                                        -----------
         Kaufmann Fund II
            Monument Advisor .............................................    36,844.001      12.716544       468,528       468,528
                                                                                                                        -----------
         Market Opportunity Fund II
            Monument Advisor .............................................     8,170.933      10.013384        81,819        81,819
                                                                                                                        -----------
      Janus Aspen Series - Institutional:
         Balanced Portfolio
            Monument Advisor .............................................    65,940.683      10.489411       691,679       691,679
                                                                                                                        -----------
         Forty Portfolio
            Monument Advisor .............................................    29,058.732      12.795468       371,820       371,820
                                                                                                                        -----------
         Global Life Sciences Portfolio
            Monument Advisor .............................................     2,717.038      10.971703        29,811        29,811
                                                                                                                        -----------
         Growth and Income Portfolio
            Monument Advisor .............................................   160,550.147      10.919546     1,753,135
            Monument .....................................................     5,095.790      17.220980        87,754     1,840,889
                                                                                                                        -----------
         International Growth Portfolio
            Monument Advisor .............................................   605,566.882      14.995150     9,080,566
            Monument .....................................................     1,075.380      40.720939        43,790
            Monument Advisor Limited .....................................       177.908      26.053692         4,635     9,128,991
                                                                                                                        -----------
         Large Cap Growth Portfolio
            Monument Advisor .............................................    82,428.589      12.072183       995,093
            Monument .....................................................     9,934.286      12.884773       128,001     1,123,094
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                               UNIT                     SUB-ACCOUNT
                                                                                   UNITS       VALUE         VALUE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Janus Aspen Series - Institutional: (continued)
         Mid Cap Growth Portfolio
            Monument Advisor .............................................   116,648.121   $  12.867464   $ 1,500,965
            Monument .....................................................     6,807.977      17.718099       120,624   $ 1,621,589
                                                                                                                        -----------
         Mid Cap Value Portfolio
            Monument Advisor .............................................    59,843.652       9.998164       598,327       598,327
                                                                                                                        -----------
         Worldwide Growth Portfolio
            Monument Advisor .............................................   150,418.090      12.261089     1,844,290
            Monument .....................................................    11,051.876      13.353313       147,579     1,991,869
                                                                                                                        -----------
      Janus Aspen Series - Service:
         INTECH Risk-Managed Core Portfolio
            Monument Advisor .............................................     6,156.883      11.233237        69,162        69,162
                                                                                                                        -----------
         INTECH Risk-Managed Growth Portfolio
            Monument Advisor .............................................     1,978.621      11.404970        22,566        22,566
                                                                                                                        -----------
         Small Company Portfolio
            Monument Advisor .............................................     7,038.595       8.986803        63,254        63,254
                                                                                                                        -----------
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio
            Monument Advisor .............................................   172,853.821      24.108176     4,167,190
            Monument .....................................................       267.056      29.696161         7,931     4,175,121
                                                                                                                        -----------
         International Equity Portfolio
            Monument Advisor .............................................   143,223.597      15.543065     2,226,134     2,226,134
                                                                                                                        -----------
         Small Cap Portfolio
            Monument Advisor .............................................     7,918.496      12.080770        95,662
            Monument .....................................................       413.500      16.709657         6,909       102,571
                                                                                                                        -----------
         US Strategic Equity Portfolio
            Monument Advisor .............................................    23,362.729      12.446242       290,778       290,778
                                                                                                                        -----------
      Legg Mason Partners Variable Equity Trust:
         Aggressive Growth Portfolio
            Monument Advisor .............................................    28,841.593       9.648984       278,292       278,292
                                                                                                                        -----------
         Capital and Income Portfolio
            Monument Advisor .............................................    47,174.417      10.108086       476,843       476,843
                                                                                                                        -----------
         Fundamental Value Portfolio
            Monument Advisor .............................................    17,781.005       9.588308       170,490       170,490
                                                                                                                        -----------
         Large Cap Growth Portfolio
            Monument Advisor .............................................    25,897.726      10.016256       259,398       259,398
                                                                                                                        -----------
      Legg Mason Partners Variable Income Trust:
         Global High Yield Bond Portfolio
            Monument Advisor .............................................    29,239.231      11.752104       343,622       343,622
                                                                                                                        -----------
         Government Portfolio
            Monument Advisor .............................................    12,888.744      10.789071       139,058       139,058
                                                                                                                        -----------
         Strategic Bond Portfolio
            Monument Advisor .............................................   108,185.975      10.966186     1,186,388     1,186,388
                                                                                                                        -----------
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio
            Monument Advisor .............................................    24,086.017      12.658385       304,890
            Monument .....................................................       371.337      16.575690         6,155       311,045
                                                                                                                        -----------
         Growth and Income Portfolio
            Monument Advisor .............................................   120,801.575      13.067556     1,578,581
            Monument .....................................................     6,882.728      22.047307       151,746     1,730,327
                                                                                                                        -----------
         International Portfolio
            Monument Advisor .............................................     6,234.905       9.398066        58,596        58,596
                                                                                                                        -----------
      Nationwide Variable Insurance Trust:
         Bond Index Fund
            Monument Advisor .............................................    69,428.497      10.477760       727,455       727,455
                                                                                                                        -----------
         International Index Fund
            Monument Advisor .............................................   146,577.935      10.181005     1,492,311     1,492,311
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                                 UNITS       VALUE         VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Nationwide Variable Insurance Trust: (continued)
         Mid Cap Index Fund
            Monument Advisor .........................................      20,556.815   $   9.890805   $    203,323   $    203,323
                                                                                                                       ------------
         S&P 500 Index Fund
            Monument Advisor .........................................     317,165.408      10.014147      3,176,141      3,176,141
                                                                                                                       ------------
         Small Cap Index Fund
            Monument Advisor .........................................      22,018.418       9.459784        208,289        208,289
                                                                                                                       ------------
      Neuberger Berman Advisers Management Trust:
         Lehman Brothers High Income Bond Portfolio
            Monument Advisor .........................................      20,545.174      11.327790        232,731        232,731
                                                                                                                       ------------
         Lehman Brothers Short Duration Bond Portfolio
            Monument Advisor .........................................     188,702.437      11.049066      2,084,986      2,084,986
                                                                                                                       ------------
         Fasciano Portfolio
            Monument Advisor .........................................      16,570.575      11.882627        196,902        196,902
                                                                                                                       ------------
         Mid-Cap Growth Portfolio
            Monument Advisor .........................................      51,280.996      17.086346        876,205        876,205
                                                                                                                       ------------
         Partners Portfolio
            Monument Advisor .........................................     203,546.872      14.785071      3,009,455
            Monument .................................................         736.169      15.319569         11,278      3,020,733
                                                                                                                       ------------
         Regency Portfolio
            Monument Advisor .........................................      40,521.215      13.414979        543,591        543,591
                                                                                                                       ------------
         Socially Responsive Portfolio
            Monument Advisor .........................................      16,832.676      13.742865        231,329        231,329
                                                                                                                       ------------
      Northern Lights Variable Trust:
         Changing Parameters Portfolio
            Monument Advisor .........................................     804,015.457      10.110000      8,128,596      8,128,596
                                                                                                                       ------------
         JNF Balanced Portfolio
            Monument Advisor .........................................      27,135.065       9.879683        268,086
            Monument .................................................       6,501.461       9.793832         63,674        331,760
                                                                                                                       ------------
         JNF Equity Portfolio
            Monument Advisor .........................................     179,780.879       9.047218      1,626,517
            Monument .................................................      35,602.935       8.968557        319,307      1,945,824
                                                                                                                       ------------
      PIMCO Variable Insurance Trust:
         All Asset Portfolio
            Monument Advisor .........................................     181,568.154      11.353507      2,061,435      2,061,435
                                                                                                                       ------------
         CommodityRealReturn Strategy Portfolio
            Monument Advisor .........................................     254,771.332      11.838133      3,016,017      3,016,017
                                                                                                                       ------------
         Emerging Markets Bond Portfolio
            Monument Advisor .........................................     122,327.342      11.462695      1,402,201      1,402,201
                                                                                                                       ------------
         Foreign Bond US Dollar-Hedged Portfolio
            Monument Advisor .........................................     183,936.022      10.704622      1,968,966      1,968,966
                                                                                                                       ------------
         Global Bond Unhedged Portfolio
            Monument Advisor .........................................     103,554.587      11.254921      1,165,499      1,165,499
                                                                                                                       ------------
         High Yield Portfolio
            Monument Advisor .........................................     102,945.056      11.000961      1,132,495      1,132,495
                                                                                                                       ------------
         Long Term US Government Portfolio
            Monument Advisor .........................................      87,240.349      10.911072        951,886        951,886
                                                                                                                       ------------
         Low Duration Portfolio
            Monument Advisor .........................................     228,756.255      10.793055      2,468,979      2,468,979
                                                                                                                       ------------
         Money Market Portfolio
            Monument Advisor .........................................   5,920,176.364      11.197577     66,291,631
            Monument .................................................      11,258.261      10.823818        121,857     66,413,488
                                                                                                                       ------------
         RealEstateRealReturn Strategy Portfolio
            Monument Advisor .........................................     104,599.614      10.448838      1,092,944      1,092,944
                                                                                                                       ------------
         Real Return Portfolio
            Monument Advisor .........................................     358,737.861      11.228772      4,028,186
            Monument .................................................       2,804.343      12.375497         34,705      4,062,891
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                                 UNITS       VALUE         VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      PIMCO Variable Insurance Trust: (continued)
         Short-Term Portfolio
            Monument Advisor .........................................     270,071.896   $  11.089385   $  2,994,931   $  2,994,931
                                                                                                                       ------------
         StockPLUS(R) Total Return Portfolio
            Monument Advisor .........................................      60,207.184      12.091314        727,984        727,984
                                                                                                                       ------------
         Total Return Portfolio
            Monument Advisor .........................................   1,669,640.108      11.437923     19,097,215     19,097,215
                                                                                                                       ------------
      Pioneer Variable Contracts Trust:
         Bond Portfolio
            Monument Advisor .........................................       2,814.120      10.154392         28,576         28,576
                                                                                                                       ------------
         Cullen Value Portfolio
            Monument Advisor .........................................      73,496.673      11.017147        809,724        809,724
                                                                                                                       ------------
         Emerging Markets Portfolio
            Monument Advisor .........................................     102,208.756      15.910323      1,626,174      1,626,174
                                                                                                                       ------------
         Equity Income Portfolio
            Monument Advisor .........................................     192,804.121      12.999862      2,506,427
            Monument .................................................       2,321.781      13.081340         30,372      2,536,799
                                                                                                                       ------------
         Fund Portfolio
            Monument Advisor .........................................     136,227.661      13.345600      1,818,040      1,818,040
                                                                                                                       ------------
         Global High Yield Portfolio
            Monument Advisor .........................................      35,407.703      10.485648        371,273        371,273
                                                                                                                       ------------
         High Yield Portfolio
            Monument Advisor .........................................     725,298.227      12.054650      8,743,216      8,743,216
                                                                                                                       ------------
         International Value Portfolio
            Monument Advisor .........................................      91,128.637      11.955988      1,089,533
            Monument .................................................         199.164      11.232115          2,237      1,091,770
                                                                                                                       ------------
         Mid Cap Value Portfolio
            Monument Advisor .........................................     105,631.492      12.985797      1,371,709      1,371,709
                                                                                                                       ------------
         Money Market Portfolio
            Monument Advisor .........................................         353.709      11.157711          3,947          3,947
                                                                                                                       ------------
         Small Cap Value Portfolio
            Monument Advisor .........................................      30,478.045       9.573179        291,772        291,772
                                                                                                                       ------------
         Strategic Income Portfolio
            Monument Advisor .........................................     541,342.690      10.744390      5,816,397      5,816,397
                                                                                                                       ------------
      Royce Capital Fund:
         Micro-Cap Portfolio
            Monument Advisor .........................................     131,340.041      15.447102      2,028,823
            Monument .................................................       4,097.516      22.423942         91,882      2,120,705
                                                                                                                       ------------
         Small-Cap Portfolio
            Monument Advisor .........................................     197,402.826      12.745262      2,515,951
            Monument .................................................       7,650.356      20.300003        155,302      2,671,253
                                                                                                                       ------------
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund
            Monument Advisor .........................................     394,706.887      14.479598      5,715,197      5,715,197
                                                                                                                       ------------
         CLS AdvisorOne Clermont Fund
            Monument Advisor .........................................     119,654.807      12.202210      1,460,053      1,460,053
                                                                                                                       ------------
         Absolute Return Strategies Fund
            Monument Advisor .........................................     123,300.930      10.832440      1,335,650      1,335,650
                                                                                                                       ------------
         Banking Fund
            Monument Advisor .........................................       5,676.475       8.653134         49,119         49,119
                                                                                                                       ------------
         Basic Materials Fund
            Monument Advisor .........................................      93,523.278      18.354270      1,716,551
            Monument .................................................         870.214      20.287458         17,654      1,734,205
                                                                                                                       ------------
         Biotechnology Fund
            Monument Advisor .........................................      16,499.726      12.368107        204,070        204,070
                                                                                                                       ------------
         Commodities Strategy Fund
            Monument Advisor .........................................      37,472.845      10.396203        389,575        389,575
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                                 UNITS       VALUE         VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Consumer Products Fund
            Monument Advisor .........................................      69,179.375   $  13.220394   $    914,579   $    914,579
                                                                                                                       ------------
         Dow 2X Strategy Fund
            Monument Advisor .........................................      27,722.629      15.188041        421,052
            Monument .................................................         738.338      14.422298         10,649        431,701
                                                                                                                       ------------
         Electronics Fund
            Monument Advisor .........................................      31,173.356      12.172750        379,465        379,465
                                                                                                                       ------------
         Energy Fund
            Monument Advisor .........................................     113,853.477      19.105539      2,175,232
            Monument .................................................       4,166.106      24.046216        100,179      2,275,411
                                                                                                                       ------------
         Energy Services Fund
            Monument Advisor .........................................     102,411.024      21.659993      2,218,222
            Monument .................................................       1,090.507      26.244405         28,620      2,246,842
                                                                                                                       ------------
         Essential Portfolio Aggressive Fund
            Monument Advisor .........................................       2,603.875      10.986241         28,607         28,607
                                                                                                                       ------------
         Essential Portfolio Conservative Fund
            Monument Advisor .........................................      18,714.366      10.791913        201,964        201,964
                                                                                                                       ------------
         Essential Portfolio Moderate Fund
            Monument Advisor .........................................       8,834.329      10.960447         96,828         96,828
                                                                                                                       ------------
         Europe 1.25X Strategy Fund
            Monument Advisor .........................................      56,175.193      16.063167        902,352        902,352
                                                                                                                       ------------
         Financial Services Fund
            Monument Advisor .........................................      13,997.059      10.669405        149,340        149,340
                                                                                                                       ------------
         Government Long Bond 1.2X Strategy Fund
            Monument Advisor .........................................      41,657.977      10.684165        445,081        445,081
                                                                                                                       ------------
         Health Care Fund
            Monument Advisor .........................................      50,925.001      12.163553        619,429
            Monument .................................................       1,488.559      11.936637         17,768        637,197
                                                                                                                       ------------
         Hedged Equity Fund
            Monument Advisor .........................................     110,995.989      10.735855      1,191,637      1,191,637
                                                                                                                       ------------
         Internet Fund
            Monument Advisor .........................................      33,195.743      14.594411        484,472        484,472
                                                                                                                       ------------
         Inverse Dow 2X Strategy Fund
            Monument Advisor .........................................     159,220.586       6.589466      1,049,179      1,049,179
                                                                                                                       ------------
         Inverse Government Long Bond Strategy Fund
            Monument Advisor .........................................       5,518.140      10.342707         57,073         57,073
                                                                                                                       ------------
         Inverse Mid-Cap Strategy Fund
            Monument Advisor .........................................      13,930.189       8.295610        115,559        115,559
                                                                                                                       ------------
         Inverse OTC Strategy Fund
            Monument Advisor .........................................      41,432.612       7.781509        322,408        322,408
                                                                                                                       ------------
         Inverse Russell 2000 Strategy Fund
            Monument Advisor .........................................      38,605.736       8.102721        312,812        312,812
                                                                                                                       ------------
         Inverse S&P 500 Strategy Fund
            Monument Advisor .........................................      46,655.936       8.845377        412,689        412,689
                                                                                                                       ------------
         Japan 1.25X Strategy Fund
            Monument Advisor .........................................       9,435.425      12.607321        118,955        118,955
                                                                                                                       ------------
         Large-Cap Growth Fund
            Monument Advisor .........................................      50,516.163      11.709119        591,500        591,500
                                                                                                                       ------------
         Large-Cap Value Fund
            Monument Advisor .........................................      17,988.273      12.182043        219,134
            Monument .................................................         451.185      12.464585          5,624
            Monument Advisor Limited .................................         535.033      11.747927          6,286        231,044
                                                                                                                       ------------
         Leisure Fund
            Monument Advisor .........................................       4,704.557      12.243097         57,598
            Monument .................................................         513.864      12.676813          6,514         64,112
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                                 UNITS       VALUE         VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Mid Cap 1.5X Strategy Fund
            Monument Advisor .........................................      34,826.189   $  14.033243   $    488,724
            Monument .................................................       2,516.973      22.454500         56,517
            Monument Advisor Limited .................................         232.635      13.355959          3,107   $    548,348
                                                                                                                       ------------
         Mid-Cap Growth Fund
            Monument Advisor .........................................      89,078.786      13.043541      1,161,903      1,161,903
                                                                                                                       ------------
         Mid-Cap Value Fund
            Monument Advisor .........................................      24,293.153      12.680556        308,051        308,051
                                                                                                                       ------------
         Multi-Cap Core Equity Fund
            Monument Advisor .........................................       2,778.098      10.450538         29,033         29,033
                                                                                                                       ------------
         Nova Fund
            Monument Advisor .........................................      51,944.552      13.417076        696,944
            Monument .................................................         831.192      13.588474         11,295        708,239
                                                                                                                       ------------
         OTC 2X Strategy Fund
            Monument Advisor .........................................     171,613.758      17.161095      2,945,080
            Monument .................................................         700.466      15.193803         10,643      2,955,723
                                                                                                                       ------------
         OTC Fund
            Monument Advisor .........................................      54,564.248      14.323049        781,526
            Monument .................................................       5,357.920      17.143060         91,851
            Monument Advisor Limited .................................         146.757      12.715976          1,866        875,243
                                                                                                                       ------------
         Precious Metals Fund
            Monument Advisor .........................................     124,316.807      21.123591      2,626,017      2,626,017
                                                                                                                       ------------
         Real Estate Fund
            Monument Advisor .........................................      15,428.825      11.823318        182,420        182,420
                                                                                                                       ------------
         Retailing Fund
            Monument Advisor .........................................       2,404.182      10.613525         25,517         25,517
                                                                                                                       ------------
         Russell 2000 1.5X Strategy Fund
            Monument Advisor .........................................       5,529.964      13.731926         75,937
            Monument .................................................       2,475.538      22.033446         54,545        130,482
                                                                                                                       ------------
         Russell 2000 2X Strategy Fund
            Monument Advisor .........................................      68,607.995       9.088975        623,576        623,576
                                                                                                                       ------------
         S&P 500 2X Strategy Fund
            Monument Advisor .........................................      79,673.090      14.120156      1,124,996
            Monument .................................................         737.411      14.313283         10,555      1,135,551
                                                                                                                       ------------
         Sector Rotation Fund
            Monument Advisor .........................................      81,810.691      16.306293      1,334,029      1,334,029
                                                                                                                       ------------
         Small-Cap Growth Fund
            Monument Advisor .........................................      59,971.562      12.252491        734,801        734,801
                                                                                                                       ------------
         Small-Cap Value Fund
            Monument Advisor .........................................      42,054.630      10.675432        448,951
            Monument .................................................         475.759      10.883614          5,178        454,129
                                                                                                                       ------------
         Strengthening Dollar 2X Strategy Fund
            Monument Advisor .........................................      34,266.420       8.265074        283,214        283,214
                                                                                                                       ------------
         Technology Fund
            Monument Advisor .........................................      15,961.243      13.580966        216,769
            Monument .................................................       5,069.567      12.135655         61,523        278,292
                                                                                                                       ------------
         Telecommunications Fund
            Monument Advisor .........................................      24,714.644      14.871750        367,550
            Monument .................................................         173.327      13.762859          2,385        369,935
                                                                                                                       ------------
         Transportation Fund
            Monument Advisor .........................................      10,042.128      12.214090        122,655        122,655
                                                                                                                       ------------
         U.S. Government Money Market Fund
            Monument Advisor .........................................   1,369,567.172      10.952826     15,000,631
            Monument .................................................      15,321.687      10.439280        159,947     15,160,578
                                                                                                                       ------------
         Utilities Fund
            Monument Advisor .........................................      89,617.952      14.484741      1,298,093
            Monument .................................................          21.199      16.748008            355      1,298,448
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

=================================================================================================================================
                                                                                         UNIT                        SUB-ACCOUNT
                                                                              UNITS      VALUE          VALUE           VALUE
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Weakening Dollar 2X Strategy Fund
         Monument Advisor ...........................................    22,025.346   $ 13.352425   $     294,092   $     294,092
                                                                                                                    -------------
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio
         Monument Advisor ...........................................    25,207.553     16.815006         423,865
         Monument ...................................................     3,361.059      8.181080          27,497         451,362
                                                                                                                    -------------
       Global Technology Portfolio
         Monument Advisor ...........................................    18,231.512     16.338406         297,874
         Monument ...................................................     1,404.779      6.750096           9,482         307,356
                                                                                                                    -------------
     T. Rowe Price Equity Series, Inc.:
       Blue Chip Growth Portfolio II
         Monument Advisor ...........................................   473,572.277     11.923329       5,646,558       5,646,558
                                                                                                                    -------------
       Equity Income Portfolio II
         Monument Advisor ...........................................   363,846.835     11.415260       4,153,406       4,153,406
                                                                                                                    -------------
       Health Sciences Portfolio II
         Monument Advisor ...........................................   131,219.266     12.644154       1,659,157       1,659,157
                                                                                                                    -------------
     T. Rowe Price Fixed Income Series, Inc.:
       Limited-Term Bond Portfolio II
         Monument Advisor ...........................................    10,038.301     10.344499         103,841         103,841
                                                                                                                    -------------
     Third Avenue Variable Series Trust:
       Value Portfolio
         Monument Advisor ...........................................   565,687.126     13.352095       7,553,108
         Monument ...................................................     6,609.120     19.776654         130,706       7,683,814
                                                                                                                    -------------
     Van Eck Worldwide Insurance Trust:
       Absolute Return Fund
         Monument Advisor ...........................................    27,952.860     11.375196         317,969         317,969
                                                                                                                    -------------
       Bond Fund
         Monument Advisor ...........................................   187,735.459     11.397786       2,139,769
         Monument ...................................................       232.553     15.284514           3,554       2,143,323
                                                                                                                    -------------
       Emerging Markets Fund
         Monument Advisor ...........................................   132,880.551     24.963549       3,317,170
         Monument ...................................................     8,125.263     25.443031         206,731
         Monument Advisor Limited ...................................       103.863     26.270579           2,729       3,526,630
                                                                                                                    -------------
       Hard Assets Fund
         Monument Advisor ...........................................   172,598.778     26.601779       4,591,435
         Monument ...................................................       968.275     36.746721          35,581       4,627,016
                                                                                                                    -------------
       Real Estate Fund
         Monument Advisor ...........................................   117,788.005     16.594103       1,954,586
         Monument ...................................................     1,362.383     25.961975          35,370       1,989,956
                                                                                                                    -------------
     Wells Fargo Advantage VT Funds:
       Discovery Fund
         Monument Advisor ...........................................    41,739.459     17.336181         723,603
         Monument ...................................................    16,825.385     15.526363         261,237         984,840
                                                                                                                    -------------
       Opportunity Fund
         Monument Advisor ...........................................    20,027.173     13.696752         274,307
         Monument ...................................................     3,910.204     17.995321          70,365         344,672
---------------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' deferred
             annuity reserves ...................................................................   $ 334,236,056   $ 334,236,056
---------------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves: (Monument Advisor only)
     Northern Lights Variable Trust:
       JNF Balanced Portfolio ...................................................................................   $      94,245
---------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment
           reserves .............................................................................................   $      94,245
---------------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' reserves .................................................   $ 334,330,301
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007

==================================================================================================================================
                                                                                   40|86 SERIES TRUST
                                                      ----------------------------------------------------------------------------
                                                                                        FIXED         GOVERNMENT         MONEY
                                                      BALANCED (j)*   EQUITY (j)*    INCOME (a)*   SECURITIES (a)*    MARKET (a)*
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares .......................................   $       4,067   $        165   $       809   $           915   $      77,216
Expenses:
   Mortality and expense risk fees ................             537          1,709           110               230             228
   Administrative fees ............................              70            223            15                30              30
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...............................             607          1,932           125               260             258
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..........           3,460         (1,767)          684               655          76,958
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..............          99,795       (129,668)        1,550            (4,711)             --
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares .......................................              --             --            --                --              --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares .......................................          11,593        219,657            --                --              --
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
           portfolio shares .......................         111,388         89,989         1,550            (4,711)             --
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares .........................................         (80,390)        31,634        (1,547)            4,411              --
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations .............................   $      34,458   $    119,856   $       687   $           355   $      76,958
==================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007

==================================================================================================================================
                                                                                   40|86 SERIES TRUST
                                                      ----------------------------------------------------------------------------
                                                                                        FIXED         GOVERNMENT         MONEY
                                                      BALANCED (j)*    EQUITY (j)*   INCOME (a)*   SECURITIES (a)*    MARKET (a)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................   $       3,460   $     (1,767)  $       684   $           655   $      76,958
   Net realized gain (loss) on investments in
     portfolio shares .............................         111,388         89,989         1,550            (4,711)             --
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares .......................................         (80,390)        31,634        (1,547)            4,411              --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .................................          34,458        119,856           687               355          76,958
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ....................................         124,787        166,607            --                (1)      2,112,520
   Contract redemptions ...........................         (15,961)       (18,613)           (8)             (181)       (998,183)
   Net transfers ..................................      (1,263,035)    (2,110,345)     (132,792)         (222,556)    (14,995,479)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ..............      (1,154,209)    (1,962,351)     (132,800)         (222,738)    (13,881,142)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ......      (1,119,751)    (1,842,495)     (132,113)         (222,383)    (13,804,184)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................       1,119,751      1,842,495       132,113           222,383      13,804,184
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................   $          --   $         --   $        --   $            --   $          --
===================================================================================================================================

*     See Footnote 7 for details.

========================================================================================================================
                                              AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------
                                        GLOBAL       GLOBAL
   BASIC         CORE     FINANCIAL     HEALTH        REAL          HIGH       INTERNATIONAL     MID CAP
   VALUE        EQUITY     SERVICES      CARE        ESTATE         YIELD       GROWTH (ah)*   CORE EQUITY   TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
$       665   $   1,269   $     198   $      --   $   185,389   $     38,642   $         696   $     243     $       --

         --         104           4           1         4,716             81              --          --             --
         --          13          --          --           615             11              --          --             --
------------------------------------------------------------------------------------------------------------------------
         --         117           4           1         5,331             92              --          --             --
------------------------------------------------------------------------------------------------------------------------
        665       1,152         194          (1)      180,058         38,550             696         243             --
------------------------------------------------------------------------------------------------------------------------

     27,056       6,689      (2,626)      3,137      (185,143)       121,357          (6,379)      5,808         41,386

        114          --          25          --        47,370             --              --          --             --

     11,070          --         723          --       395,110             --              --       7,295             --
------------------------------------------------------------------------------------------------------------------------
     38,240       6,689      (1,878)      3,137       257,337        121,357          (6,379)     13,103         41,386
------------------------------------------------------------------------------------------------------------------------

    (30,951)        471      (1,574)       (284)     (914,989)        89,490             320      19,557         (8,706)
------------------------------------------------------------------------------------------------------------------------
$     7,954   $   8,312   $  (3,258)  $   2,852   $  (477,594)  $    249,397   $      (5,363)  $  32,903     $   32,680
========================================================================================================================

========================================================================================================================
                                              AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------
                                        GLOBAL       GLOBAL
   BASIC         CORE     FINANCIAL     HEALTH        REAL          HIGH       INTERNATIONAL     MID CAP
   VALUE        EQUITY     SERVICES      CARE        ESTATE         YIELD       GROWTH (ah)*   CORE EQUITY   TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
$       665   $   1,152   $     194   $      (1)  $   180,058   $     38,550    $       696    $       243   $       --
     38,240       6,689      (1,878)      3,137       257,337        121,357         (6,379)        13,103       41,386

    (30,951)        471      (1,574)       (284)     (914,989)        89,490            320         19,557       (8,706)
------------------------------------------------------------------------------------------------------------------------
      7,954       8,312      (3,258)      2,852      (477,594)       249,397         (5,363)        32,903       32,680
------------------------------------------------------------------------------------------------------------------------

     57,954       8,194           1      15,338       929,215         54,812          9,999         10,068           --
     (5,846)    (27,530)     (4,751)       (251)     (129,531)       (76,434)            (2)       (12,374)     (15,355)
     20,169      35,022     (32,663)    101,668       934,599     (2,066,384)         7,538        376,018     (272,624)
------------------------------------------------------------------------------------------------------------------------

     72,277      15,686     (37,413)    116,755     1,734,283     (2,088,006)        17,535        373,712     (287,979)
------------------------------------------------------------------------------------------------------------------------
     80,231      23,998     (40,671)    119,607     1,256,689     (1,838,609)        12,172        406,615     (255,299)
------------------------------------------------------------------------------------------------------------------------
    111,326      89,322      44,837      39,585     1,710,319      2,586,613             --         56,564      284,240
------------------------------------------------------------------------------------------------------------------------
$   191,557   $ 113,320   $   4,166   $ 159,192   $ 2,967,008   $    748,004    $    12,172    $   463,179   $   28,941
========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                   ALLIANCEBERNSTEIN
                                                                                                                   VARIABLE PRODUCTS
                                                                              THE ALGER AMERICAN FUND                 SERIES FUND
                                                                    ---------------------------------------------  -----------------
                                                                              LEVERAGED   MIDCAP       SMALL             GROWTH
                                                                     GROWTH     ALLCAP    GROWTH   CAPITALIZATION      AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $  2,145  $      --  $     --  $           --  $          1,283
Expenses:
   Mortality and expense risk fees ...............................       308      1,069     2,174             421                --
   Administrative fees ...........................................        40        139       284              55                --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .............................................       348      1,208     2,458             476                --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .........................     1,797     (1,208)   (2,458)           (476)            1,283
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ........................................    77,299     76,934    11,198         109,483             4,457
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................        --         --    56,237              --               278
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................        --         --    17,537              --             4,075
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ...............................................    77,299     76,934    84,972         109,483             8,810
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................    22,759    (13,137)   13,428          48,407            (9,101)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ........................................  $101,855  $  62,589  $ 95,942  $      157,414  $            992
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                   ALLIANCEBERNSTEIN
                                                                                                                   VARIABLE PRODUCTS
                                                                             THE ALGER AMERICAN FUND                  SERIES FUND
                                                               --------------------------------------------------  -----------------
                                                                            LEVERAGED    MIDCAP        SMALL             GROWTH
                                                                 GROWTH      ALLCAP      GROWTH    CAPITALIZATION      AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................... $    1,797  $   (1,208) $   (2,458) $         (476) $          1,283
   Net realized gain (loss) on investments in
      portfolio shares .......................................     77,299      76,934      84,972         109,483             8,810
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................     22,759     (13,137)     13,428          48,407            (9,101)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..    101,855      62,589      95,942         157,414               992
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......    463,776     439,822     184,515         135,219           293,708
   Contract redemptions ......................................    (43,906)    (70,498)    (69,996)        (40,716)          (96,829)
   Net transfers .............................................    782,145   5,196,907   2,951,794         179,334           165,173
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ................................  1,202,015   5,566,231   3,066,313         273,837           362,052
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............  1,303,870   5,628,820   3,162,255         431,251           363,044
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................    380,772     243,736     390,446         769,152            93,041
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ........................ $1,684,642  $5,872,556  $3,552,701  $    1,200,403  $        456,085
====================================================================================================================================

*     See Footnote 7 for details.

=======================================================================================================================
  ALLIANCEBERNSTEIN
  VARIABLE PRODUCTS
SERIES FUND (CONTINUED)                            AMERICAN CENTURY VARIABLE PORTFOLIOS
-----------------------  ----------------------------------------------------------------------------------------------
                                                                            LARGE
      SMALL-MID                     INCOME &    INFLATION                  COMPANY
      CAP VALUE          BALANCED    GROWTH    PROTECTION  INTERNATIONAL  VALUE (k)*  ULTRA (k)    VALUE    VISTA (k)*
-----------------------------------------------------------------------------------------------------------------------
      $   4,829          $ 20,748  $   12,017  $   21,421     $    3,587  $       --  $      --  $  22,034  $       --

             --                --          38          --             42          --         --        417          --
             --                --           4          --              6          --         --         54          --
-----------------------------------------------------------------------------------------------------------------------
             --                --          42          --             48          --         --        471          --
-----------------------------------------------------------------------------------------------------------------------
          4,829            20,748      11,975      21,421          3,539          --         --     21,563          --
-----------------------------------------------------------------------------------------------------------------------

         (8,328)            7,461      37,893      (2,728)       183,912      (6,674)       181   (125,968)     16,264

          4,900             8,178          --          --             --          --         --     72,758          --

         40,263            42,338          --          --             --          --         --     41,506          --
-----------------------------------------------------------------------------------------------------------------------
         36,835            57,977      37,893      (2,728)       183,912      (6,674)       181    (11,704)     16,264
-----------------------------------------------------------------------------------------------------------------------

       (104,235)          (31,885)   (117,196)     24,421        (88,665)       (599)    81,127   (194,186)       (175)
-----------------------------------------------------------------------------------------------------------------------
      $ (62,571)         $ 46,840  $  (67,328) $   43,114     $   98,786  $   (7,273) $  81,308  $(184,327) $   16,089
=======================================================================================================================

============================================================================================================================
  ALLIANCEBERNSTEIN
  VARIABLE PRODUCTS
SERIES FUND (CONTINUED)                                AMERICAN CENTURY VARIABLE PORTFOLIOS
-----------------------  ---------------------------------------------------------------------------------------------------
                                                                              LARGE
      SMALL-MID                       INCOME &   INFLATION                   COMPANY
      CAP VALUE           BALANCED     GROWTH    PROTECTION  INTERNATIONAL  VALUE (k)*   ULTRA (k)     VALUE     VISTA (k)*
----------------------------------------------------------------------------------------------------------------------------
      $   4,829          $   20,748  $   11,975  $   21,421    $     3,539  $       --  $        --  $   21,563  $       --
         36,835              57,977      37,893      (2,728)       183,912      (6,674)         181     (11,704)     16,264

       (104,235)            (31,885)   (117,196)     24,421        (88,665)       (599)      81,127    (194,186)       (175)
----------------------------------------------------------------------------------------------------------------------------
        (62,571)             46,840     (67,328)     43,114         98,786      (7,273)      81,308    (184,327)     16,089
----------------------------------------------------------------------------------------------------------------------------

        379,124              41,065     708,588     212,930        645,649      30,109       11,352     479,834      19,191
        (34,964)            (41,341)    (41,446)    (57,979)      (109,096)       (262)      (2,304)    (35,475)     (1,384)
        599,409             731,974     (83,706)    908,765      1,353,646       6,662    1,266,769    (266,933)    373,961
----------------------------------------------------------------------------------------------------------------------------

        943,569             731,698     583,436   1,063,716      1,890,199      36,509    1,275,817     177,426     391,768
----------------------------------------------------------------------------------------------------------------------------
        880,998             778,538     516,108   1,106,830      1,988,985      29,236    1,357,125      (6,901)    407,857
----------------------------------------------------------------------------------------------------------------------------
          5,477             456,004     606,851      86,710        694,237          --           --   1,265,632          --
----------------------------------------------------------------------------------------------------------------------------
      $ 886,475          $1,234,542  $1,122,959  $1,193,540    $ 2,683,222  $   29,236  $ 1,357,125  $1,258,731  $  407,857
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                           DREYFUS
                                                                       CREDIT                                             INVESTMENT
                                                                    SUISSE TRUST          DIREXION INSURANCE TRUST        PORTFOLIOS
                                                                    ------------  --------------------------------------  ----------
                                                                      COMMODITY               EVOLUTION VP  EVOLUTION VP     SMALL
                                                                       RETURN     DYNAMIC VP     ALL CAP       MANAGED     CAP STOCK
                                                                      STRATEGY      HY BOND      EQUITY         BOND         INDEX
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $     10,008  $   74,227  $        518  $      4,627  $   4,041
Expenses:
   Mortality and expense risk fees ...............................            --          --            --            --         --
   Administrative fees ...........................................            --          --            --            --         --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .............................................            --          --            --            --         --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .........................        10,008      74,227           518         4,627      4,041
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ........................................          (230)    (51,280)        6,741        (2,513)     4,772
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................            --          --         8,175            --      1,616
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................            --          --           471            --     41,784
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ...............................................          (230)    (51,280)       15,387        (2,513)    48,172
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................        17,883      (6,432)       (7,441)       (1,035)  (132,993)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ........................................  $     27,661  $   16,515  $      8,464  $      1,079  $ (80,780)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                           DREYFUS
                                                                      CREDIT                                             INVESTMENT
                                                                   SUISSE TRUST          DIREXION INSURANCE TRUST        PORTFOLIOS
                                                                   ------------  --------------------------------------  ----------
                                                                     COMMODITY               EVOLUTION VP  EVOLUTION VP     SMALL
                                                                      RETURN     DYNAMIC VP     ALL CAP       MANAGED     CAP STOCK
                                                                     STRATEGY      HY BOND      EQUITY         BOND         INDEX
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $     10,008  $   74,227  $        518  $      4,627  $    4,041
   Net realized gain (loss) on investments in portfolio shares ..          (230)    (51,280)       15,387        (2,513)     48,172
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................        17,883      (6,432)       (7,441)       (1,035)   (132,993)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....        27,661      16,515         8,464         1,079     (80,780)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........        78,213     345,743            21             2     886,114
   Contract redemptions .........................................       (11,167)    (23,967)     (283,473)     (118,057)    (31,866)
   Net transfers ................................................       146,340   1,691,343       (14,307)      (36,433)    411,208
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ...................................       213,386   2,013,119      (297,759)     (154,488)  1,265,456
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................       241,047   2,029,634      (289,295)     (153,409)  1,184,676
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................        16,576   1,068,950       472,074       241,444     872,991
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...........................  $    257,623  $3,098,584  $    182,779  $     88,035  $2,057,667
====================================================================================================================================

*     See Footnote 7 for details.

=====================================================================================================================
                             DREYFUS VARIABLE
                              INVESTMENT FUND                          FEDERATED INSURANCE SERIES
                        --------------------------  -----------------------------------------------------------------
  DREYFUS
 SOCIALLY     DREYFUS                                            HIGH
RESPONSIBLE    STOCK    DISCIPLINED  INTERNATIONAL   CAPITAL    INCOME    INTERNATIONAL                    MARKET
  GROWTH       INDEX     STOCK (i)*      VALUE      INCOME II   BOND II     EQUITY II    KAUFMANN II  OPPORTUNITY II
---------------------------------------------------------------------------------------------------------------------
$        44  $ 156,246  $        --  $      58,344  $  28,885  $  89,186  $         136  $        --  $          138

         96      2,340           23          1,988         42        119              4           --              --
         13        306            3            259          5         16              1           --              --
---------------------------------------------------------------------------------------------------------------------
        109      2,646           26          2,247         47        135              5           --              --
---------------------------------------------------------------------------------------------------------------------
        (65)   153,600          (26)        56,097     28,838     89,051            131           --             138
---------------------------------------------------------------------------------------------------------------------

        279    161,380       (1,745)         1,442     17,420     (3,870)         9,982        9,312            (261)

         --         --           --         91,319         --         --             --           --              --

         --         --        1,096        377,315         --         --             --           --              --
---------------------------------------------------------------------------------------------------------------------
        279    161,380         (649)       470,076     17,420     (3,870)         9,982        9,312            (261)
---------------------------------------------------------------------------------------------------------------------

      2,088    (70,836)      (3,994)      (409,925)   (20,206)   (45,634)        21,137       13,930             (35)
---------------------------------------------------------------------------------------------------------------------
$     2,302  $ 244,144  $    (4,669) $     116,248  $  26,052  $  39,547  $      31,250  $    23,242  $         (158)
=====================================================================================================================

=========================================================================================================================
                               DREYFUS VARIABLE
                                INVESTMENT FUND                          FEDERATED INSURANCE SERIES
                          --------------------------  -------------------------------------------------------------------
 DREYFUS
 SOCIALLY      DREYFUS                                              HIGH
RESPONSIBLE     STOCK     DISCIPLINED  INTERNATIONAL   CAPITAL     INCOME     INTERNATIONAL                    MARKET
  GROWTH        INDEX      STOCK (i)*      VALUE      INCOME II    BOND II      EQUITY II    KAUFMANN II  OPPORTUNITY II
-------------------------------------------------------------------------------------------------------------------------
$       (65) $   153,600  $       (26) $      56,097  $  28,838  $    89,051  $         131  $        --  $          138
        279      161,380         (649)       470,076     17,420       (3,870)         9,982        9,312            (261)

      2,088      (70,836)      (3,994)      (409,925)   (20,206)     (45,634)        21,137       13,930             (35)
-------------------------------------------------------------------------------------------------------------------------
      2,302      244,144       (4,669)       116,248     26,052       39,547         31,250       23,242            (158)
-------------------------------------------------------------------------------------------------------------------------

     32,778    3,425,453       (1,480)     1,366,749    108,049      710,371      1,015,771      384,634               7
       (543)    (213,976)        (186)      (251,581)   (68,249)     (28,466)       (18,389)      (9,711)            (44)
      8,336    3,017,655      (24,202)     2,154,169    163,739     (406,541)        32,328       67,148          82,014
-------------------------------------------------------------------------------------------------------------------------

     40,571    6,229,132      (25,868)     3,269,337    203,539      275,364      1,029,710      442,071          81,977
-------------------------------------------------------------------------------------------------------------------------
     42,873    6,473,276      (30,537)     3,385,585    229,591      314,911      1,060,960      465,313          81,819
-------------------------------------------------------------------------------------------------------------------------
      9,210    4,005,619        30,537     2,387,587    540,078    1,199,413         35,277        3,215              --
-------------------------------------------------------------------------------------------------------------------------
$    52,083  $10,478,895  $        --  $   5,773,172  $ 769,669  $ 1,514,324    $ 1,096,237  $   468,528  $       81,819
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                JANUS ASPEN SERIES - INSTITUTIONAL
                                                               --------------------------------------------------------------------
                                                                                             GLOBAL
                                                                                              LIFE       GROWTH AND  INTERNATIONAL
                                                               BALANCED (k)*  FORTY (k)*  SCIENCES (k)*    INCOME        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $       9,798  $      704  $          --  $   32,310  $      40,651
Expenses:
   Mortality and expense risk fees .........................              --          --             --         807            178
   Administrative fees .....................................              --          --             --         105             23
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................              --          --             --         912            201
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................           9,798         704             --      31,398         40,450
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..................................            (141)      1,532              1      48,315        730,467
   Net realized short-term capital gain distributions
      from investments in portfolio shares .................              --          --             --          --             --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .................              --          --             --          --             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ...............................            (141)      1,532              1      48,315        730,467
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ......................          10,551      33,523            244     (47,135)       660,552
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations ................................   $      20,208  $   35,759  $         245  $   32,578  $   1,431,469
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                JANUS ASPEN SERIES - INSTITUTIONAL
                                                               --------------------------------------------------------------------
                                                                                             GLOBAL
                                                                                              LIFE       GROWTH AND  INTERNATIONAL
                                                               BALANCED (k)*  FORTY (k)*  SCIENCES (k)*    INCOME        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $       9,798  $      704  $          --  $   31,398  $      40,450
   Net realized gain (loss) on investments in portfolio
      shares ...............................................            (141)      1,532              1      48,315        730,467
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................          10,551      33,523            244     (47,135)       660,552
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................          20,208      35,759            245      32,578      1,431,469
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....          54,878     132,663             --   1,323,313      2,387,868
   Contract redemptions ....................................         (63,338)     (8,956)           (40)    (21,277)      (204,601)
   Net transfers ...........................................         679,931     212,354         29,606      80,904      2,181,375
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..............................         671,471     336,061         29,566   1,382,940      4,364,642
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............         691,679     371,820         29,811   1,415,518      5,796,111
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................              --          --             --     425,371      3,332,880
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ......................   $     691,679  $  371,820  $      29,811  $1,840,889  $   9,128,991
===================================================================================================================================

*     See Footnote 7 for details.

===============================================================================================================================
    JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)            JANUS ASPEN SERIES - SERVICE           LAZARD RETIREMENT SERIES
-----------------------------------------------------   ----------------------------------------   ----------------------------
                                                           INTECH         INTECH        SMALL
 LARGE CAP      MID CAP       MID CAP      WORLDWIDE    RISK-MANAGED   RISK-MANAGED    COMPANY       EMERGING    INTERNATIONAL
  GROWTH         GROWTH      VALUE (k)*      GROWTH         CORE          GROWTH      VALUE (k)*     MARKETS        EQUITY
-------------------------------------------------------------------------------------------------------------------------------
$     6,860   $     3,153   $     7,525   $    13,050   $        237   $         --   $       --   $    70,753   $      56,705

      1,530         1,307            --         1,992             --             --           --            70              --
        200           171            --           260             --             --           --             9              --
-------------------------------------------------------------------------------------------------------------------------------
      1,730         1,478            --         2,252             --             --           --            79              --
----------------------------------------------------------------------------------------------------- -------------------------
      5,130         1,675         7,525        10,798            237             --           --        70,674          56,705
-------------------------------------------------------------------------------------------------------------------------------

     75,544        73,793        (2,809)       72,022             (9)             6           (8)      407,866          63,464

         --            --            --            --             --            138           --       280,905          79,280

         --         7,189         2,627            --             55          1,857          927       654,273         311,801
-------------------------------------------------------------------------------------------------------------------------------
     75,544        80,982          (182)       72,022             46          2,001          919     1,343,044         454,545
-------------------------------------------------------------------------------------------------------------------------------

     22,646       105,578        (9,555)        1,425          2,068             74       (3,556)     (674,671)       (337,194)
-------------------------------------------------------------------------------------------------------------------------------
$   103,320   $   188,235   $    (2,212)  $    84,245   $      2,351   $      2,075   $   (2,637)  $   739,047   $     174,056
===============================================================================================================================

===============================================================================================================================
    JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)            JANUS ASPEN SERIES - SERVICE           LAZARD RETIREMENT SERIES
-----------------------------------------------------   ----------------------------------------   ----------------------------
                                                           INTECH         INTECH        SMALL
 LARGE CAP      MID CAP       MID CAP      WORLDWIDE    RISK-MANAGED   RISK-MANAGED    COMPANY       EMERGING    INTERNATIONAL
  GROWTH         GROWTH      VALUE (k)*      GROWTH         CORE          GROWTH      VALUE (k)*     MARKETS        EQUITY
-------------------------------------------------------------------------------------------------------------------------------
$     5,130   $     1,675   $     7,525   $    10,798   $        237   $         --   $       --   $    70,674   $      56,705
     75,544        80,982          (182)       72,022             46          2,001          919     1,343,044         454,545

     22,646       105,578        (9,555)        1,425          2,068             74       (3,556)     (674,671)       (337,194)
-------------------------------------------------------------------------------------------------------------------------------
    103,320       188,235        (2,212)       84,245          2,351          2,075       (2,637)      739,047         174,056
-------------------------------------------------------------------------------------------------------------------------------

    558,880     1,009,054       456,098       222,055         49,741          4,801       28,509       615,515         713,350
    (45,524)      (39,592)       (2,769)     (102,430)           (32)          (102)        (269)      (92,079)       (169,034)
   (254,939)      (42,414)      147,210       678,454         17,102         (7,752)      37,651    (1,558,845)       (463,485)
-------------------------------------------------------------------------------------------------------------------------------

    258,417       927,048       600,539       798,079         66,811         (3,053)      65,891    (1,035,409)         80,831
-------------------------------------------------------------------------------------------------------------------------------
    361,737     1,115,283       598,327       882,324         69,162           (978)      63,254      (296,362)        254,887
-------------------------------------------------------------------------------------------------------------------------------
    761,357       506,306            --     1,109,545             --         23,544           --     4,471,483       1,971,247
-------------------------------------------------------------------------------------------------------------------------------
$ 1,123,094   $ 1,621,589   $   598,327   $ 1,991,869   $     69,162   $     22,566   $   63,254   $ 4,175,121   $   2,226,134
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                    LAZARD
                                                         RETIREMENT SERIES (CONTINUED)    LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                                         -----------------------------   -------------------------------------------
                                                                               US                         CAPITAL
                                                                           STRATEGIC      AGGRESSIVE        AND        FUNDAMENTAL
                                                           SMALL CAP      EQUITY (l)*     GROWTH (b)*   INCOME (b)*     VALUE (b)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .........................................   $          --   $       3,551   $         --   $     6,544   $       2,245
Expenses:
   Mortality and expense risk fees ...................             480              --             --            --              --
   Administrative fees ...............................              63              --             --            --              --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .................................             543              --             --            --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............            (543)          3,551             --         6,544           2,245
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................          (5,328)         28,731             74           183          (1,480)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...........          17,677          18,263             --        15,127             674
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...........          25,123          39,594          1,601        60,711           7,665
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .........................          37,472          86,588          1,675        76,021           6,859
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ............................................         (49,720)        (82,620)        (9,822)      (77,235)        (10,002)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...............................   $     (12,791)  $       7,519   $     (8,147)  $     5,330   $        (898)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                    LAZARD
                                                         RETIREMENT SERIES (CONTINUED)    LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                                         -----------------------------   -------------------------------------------
                                                                               US                         CAPITAL
                                                                           STRATEGIC      AGGRESSIVE        AND        FUNDAMENTAL
                                                           SMALL CAP      EQUITY (l)*     GROWTH (b)*   INCOME (b)*     VALUE (b)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................   $        (543)  $       3,551   $         --   $     6,544   $       2,245
   Net realized gain (loss) on investments
      in portfolio shares ............................          37,472          86,588          1,675        76,021           6,859
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
       shares ........................................         (49,720)        (82,620)        (9,822)      (77,235)        (10,002)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..................................         (12,791)          7,519         (8,147)        5,330            (898)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ......................................          50,370         119,933         28,975        69,964         165,023
   Contract redemptions ..............................          (5,807)         (1,853)        (2,413)       (8,379)            (70)
   Net transfers .....................................        (859,280)        (62,845)       259,877       409,928           6,435
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...............        (814,717)         55,235        286,439       471,513         171,388
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......        (827,508)         62,754        278,292       476,843         170,490
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................         930,079         228,024             --            --              --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ................   $     102,571   $     290,778   $    278,292   $   476,843   $     170,490
====================================================================================================================================

*     See Footnote 7 for details.

==============================================================================================================================
    LEGG MASON
PARTNERS VARIABLE
   EQUITY TRUST                   LEGG MASON                                                                      LORD ABBETT
   (CONTINUED)          PARTNERS VARIABLE INCOME TRUST             LEGG MASON PARTNERS VARIABLE PORTFOLIOS        SERIES FUND
-----------------  ----------------------------------------  ---------------------------------------------------  ------------
                     GLOBAL
    LARGE CAP      HIGH YIELD                    STRATEGIC   AGGRESSIVE                  LARGE CAP      TOTAL      AMERICA'S
   GROWTH (b)*      BOND (c)*  GOVERNMENT (d)*   BOND (c)*   GROWTH (e)*  ALL CAP (f)*  GROWTH (g)*  RETURN (h)*     VALUE
------------------------------------------------------------------------------------------------------------------------------
$             110  $   25,586  $         7,483  $    60,805  $        --  $         67  $        --  $     3,003  $     9,901

               --          --               --          824           --            --           --           --           62
               --          --               --          107           --            --           --           --            9
------------------------------------------------------------------------------------------------------------------------------
               --          --               --          931           --            --           --           --           71
------------------------------------------------------------------------------------------------------------------------------
              110      25,586            7,483       59,874           --            67           --        3,003        9,830
------------------------------------------------------------------------------------------------------------------------------

            2,661       1,447              244       (7,776)      21,889            70       26,207        2,419       (2,197)

               --       1,142               --           --          666         1,117           --        1,920        1,322

               --         554               --           --           --            38           --          429        9,124
------------------------------------------------------------------------------------------------------------------------------
            2,661       3,143              244       (7,776)      22,555         1,225       26,207        4,768        8,249
------------------------------------------------------------------------------------------------------------------------------

           (1,259)    (33,280)          (7,369)     (29,386)     (11,114)         (151)     (18,010)          --      (31,489)
------------------------------------------------------------------------------------------------------------------------------
$           1,512  $   (4,551) $           358  $    22,712  $    11,441  $      1,141  $     8,197  $     7,771  $   (13,410)
==============================================================================================================================

==============================================================================================================================
    LEGG MASON
PARTNERS VARIABLE
   EQUITY TRUST                   LEGG MASON                                                                      LORD ABBETT
   (CONTINUED)          PARTNERS VARIABLE INCOME TRUST             LEGG MASON PARTNERS VARIABLE PORTFOLIOS        SERIES FUND
-----------------  ----------------------------------------  ---------------------------------------------------  ------------
                     GLOBAL
    LARGE CAP      HIGH YIELD                    STRATEGIC   AGGRESSIVE                  LARGE CAP      TOTAL      AMERICA'S
   GROWTH (b)*      BOND (c)*  GOVERNMENT (d)*   BOND (c)*   GROWTH (e)*  ALL CAP (f)*  GROWTH (g)*  RETURN (h)*     VALUE
------------------------------------------------------------------------------------------------------------------------------
$             110  $   25,586  $         7,483  $    59,874  $        --  $         67  $        --  $     3,003  $     9,830
            2,661       3,143              244       (7,776)      22,555         1,225       26,207        4,768        8,249

           (1,259)    (33,280)          (7,369)     (29,386)     (11,114)         (151)     (18,010)          --      (31,489)
------------------------------------------------------------------------------------------------------------------------------
            1,512      (4,551)             358       22,712       11,441         1,141        8,197        7,771      (13,410)
------------------------------------------------------------------------------------------------------------------------------

           10,696     210,031           54,518      530,817        8,715            --        8,229            1      201,621
          (13,261)    (29,301)            (251)    (181,710)     (53,944)          (15)      (1,135)          (9)     (14,751)
          260,451    (101,978)          84,433     (131,532)    (267,223)      (13,264)    (239,435)      (7,763)      71,492
------------------------------------------------------------------------------------------------------------------------------

          257,886      78,752          138,700      217,575     (312,452)      (13,279)    (232,341)      (7,771)     258,362
------------------------------------------------------------------------------------------------------------------------------
          259,398      74,201          139,058      240,287     (301,011)      (12,138)    (224,144)          --      244,952
------------------------------------------------------------------------------------------------------------------------------
               --     269,421               --      946,101      301,011        12,138      224,144           --       66,093
------------------------------------------------------------------------------------------------------------------------------
$         259,398  $  343,622  $       139,058  $ 1,186,388  $        --  $         --  $        --  $        --  $   311,045
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                        LORD ABBETT SERIES FUND (CONTINUED)     NATIONWIDE VARIABLE INSURANCE TRUST
                                                        -----------------------------------   --------------------------------------
                                                          GROWTH AND                             BOND     INTERNATIONAL    MID CAP
                                                            INCOME      INTERNATIONAL (ah)*   INDEX (k)*    INDEX (k)*    INDEX (k)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .........................................    $    21,425  $                516   $   10,894  $       6,097  $      745
Expenses:
   Mortality and expense risk fees ...................          1,827                    --           --             --          --
   Administrative fees ...............................            238                    --           --             --          --
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..................................          2,065                    --           --             --          --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............         19,360                   516       10,894          6,097         745
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .................         21,363                    --            4              2           1
   Net realized short-term capital gain distributions
     from investments in portfolio shares ............          8,035                 2,500           --            131          --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ............        110,112                 4,400           --             --          --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio  shares ...........................        139,510                 6,900            4            133           1
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................       (137,887)               (6,087)        (120)       (34,978)     (2,387)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ..................................    $    20,983  $              1,329   $   10,778  $     (28,748) $   (1,641)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                        LORD ABBETT SERIES FUND (CONTINUED)    NATIONWIDE VARIABLE INSURANCE TRUST
                                                        -----------------------------------  ---------------------------------------
                                                          GROWTH AND                            BOND     INTERNATIONAL    MID CAP
                                                            INCOME     INTERNATIONAL (ah)*   INDEX (k)*    INDEX (k)*    INDEX (k)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................    $    19,360  $                516  $   10,894  $       6,097  $       745
   Net realized gain (loss) on investments in
     portfolio shares ................................        139,510                 6,900           4            133            1
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..............       (137,887)               (6,087)       (120)       (34,978)      (2,387)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ....................................         20,983                 1,329      10,778        (28,748)      (1,641)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) .......................................      1,076,784                    --     675,919        725,977      187,932
   Contract redemptions ..............................       (115,147)                   (6)       (666)          (570)        (199)
   Net transfers .....................................         44,988                57,273      41,424        795,652       17,231
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .................      1,006,625                57,267     716,677      1,521,059      204,964
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .........      1,027,608                58,596     727,455      1,492,311      203,323
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................        702,719                    --          --             --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...................    $ 1,730,327  $             58,596  $  727,455  $   1,492,311  $   203,323
====================================================================================================================================

*     See Footnote 7 for details.

========================================================================================================================
   NATIONWIDE VARIABLE
INSURANCE TRUST (CONTINUED)                                 NEUBERGER BERMAN ADVISERS  MANAGEMENT TRUST
---------------------------  -------------------------------------------------------------------------------------------
                               LEHMAN         LEHMAN
                              BROTHERS       BROTHERS
    S&P 500      SMALL CAP   HIGH INCOME   SHORT DURATION               MID-CAP                             SOCIALLY
   INDEX (k)*   INDEX (k)*    BOND (m)*       BOND (n)*     FASCIANO    GROWTH      PARTNERS    REGENCY    RESPONSIVE
------------------------------------------------------------------------------------------------------------------------
   $    24,418  $       673  $     31,035  $       52,986  $       --  $       --  $    17,395  $   2,566  $        196

            --           --            --              --          --          --           86         --            --
            --           --            --              --          --          --           12         --            --
------------------------------------------------------------------------------------------------------------------------
            --           --            --              --          --          --           98         --            --
------------------------------------------------------------------------------------------------------------------------
        24,418          673        31,035          52,986          --          --       17,297      2,566           196
------------------------------------------------------------------------------------------------------------------------

            13           --       115,477           8,580       1,404     157,814     (155,483)    27,890         6,190

            --           --            --              --          --          --        9,027      2,657           739

            --           --            --              --       1,404          --      263,176     12,764            --
------------------------------------------------------------------------------------------------------------------------
            13           --       115,477           8,580       2,808     157,814      116,720     43,311         6,929
------------------------------------------------------------------------------------------------------------------------

       (65,261)      (4,593)      (14,873)         16,989      (5,550)    (42,759)       2,150    (39,525)       (9,455)
------------------------------------------------------------------------------------------------------------------------
   $   (40,830) $    (3,920) $    131,639  $       78,555  $   (2,742) $  115,055  $   136,167  $   6,352  $     (2,330)
========================================================================================================================

========================================================================================================================
   NATIONWIDE VARIABLE
INSURANCE TRUST (CONTINUED)                                NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
---------------------------  -------------------------------------------------------------------------------------------
                               LEHMAN          LEHMAN
                              BROTHERS        BROTHERS
   S&P 500       SMALL CAP   HIGH INCOME   SHORT DURATION               MID-CAP                             SOCIALLY
  INDEX (k)*    INDEX (k)*    BOND (m)*       BOND (n)*     FASCIANO    GROWTH      PARTNERS     REGENCY   RESPONSIVE
------------------------------------------------------------------------------------------------------------------------
   $    24,418  $       673  $     31,035  $       52,986  $       --  $       --  $    17,297  $   2,566  $        196
            13           --       115,477           8,580       2,808     157,814      116,720     43,311         6,929

       (65,261)      (4,593)      (14,873)         16,989      (5,550)    (42,759)       2,150    (39,525)       (9,455)
------------------------------------------------------------------------------------------------------------------------
       (40,830)      (3,920)      131,639          78,555      (2,742)    115,055      136,167      6,352        (2,330)
------------------------------------------------------------------------------------------------------------------------

     2,881,248      195,127         2,057         913,480      53,665     273,079      878,968    164,675        28,628
        (1,013)        (149)      (11,194)        (57,411)     (7,983)    (83,290)     (48,517)   (10,890)      (22,676)
       336,736       17,231       (67,868)       (550,011)    (20,525)    358,782      435,458    (15,332)      136,481
------------------------------------------------------------------------------------------------------------------------

     3,216,971      212,209       (77,005)        306,058      25,157     548,571    1,265,909    138,453       142,433
------------------------------------------------------------------------------------------------------------------------
     3,176,141      208,289        54,634         384,613      22,415     663,626    1,402,076    144,805       140,103
------------------------------------------------------------------------------------------------------------------------
            --           --       178,097       1,700,373     174,487     212,579    1,618,657    398,786        91,226
------------------------------------------------------------------------------------------------------------------------
   $ 3,176,141  $   208,289  $    232,731  $    2,084,986  $  196,902  $  876,205  $ 3,020,733  $ 543,591  $    231,329
========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                    PIMCO
                                                                    NORTHERN LIGHTS VARIABLE TRUST         VARIABLE INSURANCE TRUST
                                                            --------------------------------------------  --------------------------
                                                                                                                        COMMODITY-
                                                                CHANGING          JNF           JNF          ALL       REALRETURN
                                                            PARAMETERS (ag)*  BALANCED (k)*  EQUITY (k)*    ASSET       STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ..............................................  $             --  $       5,902  $        --  $ 116,593  $      103,177
Expenses:
   Mortality and expense risk fees .......................                --            896        3,282         --              --
   Administrative fees ...................................                --            116          428         --              --
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ......................................                --          1,012        3,710         --              --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................                --          4,890       (3,710)   116,593         103,177
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .....................            40,217         (6,515)     (36,380)     8,730          74,161
   Net realized short-term capital gain distributions from
     investments in portfolio shares .....................                --             --           --         --              --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .....................                --             --           --         --              --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ................................            40,217         (6,515)     (36,380)     8,730          74,161
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ........................            77,394         (8,883)    (204,955)   (32,879)        356,106
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ......................................  $        117,611  $     (10,508) $  (245,045) $  92,444  $      533,444
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                    PIMCO
                                                                   NORTHERN LIGHTS VARIABLE TRUST          VARIABLE INSURANCE TRUST
                                                            --------------------------------------------  --------------------------
                                                                                                                        COMMODITY-
                                                                CHANGING         JNF           JNF         ALL          REALRETURN
                                                            PARAMETERS (ag)*  BALANCED (k)*  EQUITY (k)*  ASSET          STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $             --  $       4,890  $    (3,710) $   116,593  $    103,177
   Net realized gain (loss) on investments in portfolio
     shares ..............................................            40,217         (6,515)     (36,380)       8,730        74,161
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ...            77,394         (8,883)    (204,955)     (32,879)      356,106
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ........................................           117,611        (10,508)    (245,045)      92,444       533,444
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...                10         16,826      217,800    1,215,520     1,007,528
   Contract redemptions ..................................          (173,757)       (63,902)     (73,925)      (3,178)      (24,021)
   Net transfers .........................................         8,184,732        483,589    2,046,994      498,202       316,645
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ..............................         8,010,985        436,513    2,190,869    1,710,544     1,300,152
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............         8,128,596        426,005    1,945,824    1,802,988     1,833,596
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................                --             --           --      258,447     1,182,421
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ......................  $      8,128,596  $     426,005  $ 1,945,824  $ 2,061,435  $  3,016,017
====================================================================================================================================

*     See Footnote 7 for details.

===============================================================================================================================
                                       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                   FOREIGN
   EMERGING          BOND         GLOBAL                     LONG                                    REALESTATE-
    MARKETS        US DOLLAR       BOND        HIGH         TERM US         LOW          MONEY        REALRETURN      REAL
     BOND           HEDGED       UNHEDGED      YIELD       GOVERNMENT     DURATION       MARKET        STRATEGY      RETURN
-------------------------------------------------------------------------------------------------------------------------------
   $     69,468  $     24,814  $    21,005  $    197,604  $     18,963  $     62,598  $   2,097,618  $   162,696  $    117,766

             --            --           --            --            --            --          1,132           --           341
             --            --           --            --            --            --            148           --            45
-------------------------------------------------------------------------------------------------------------------------------
             --            --           --            --            --            --          1,280           --           386
-------------------------------------------------------------------------------------------------------------------------------
         69,468        24,814       21,005       197,604        18,963        62,598      2,096,338      162,696       117,380
-------------------------------------------------------------------------------------------------------------------------------

         (6,188)       (3,116)      60,575       102,289        (6,930)       29,407             --      (15,888)      (24,209)

         14,981            --        1,275            --            --            --             --           --         7,540

         23,920            --        1,201            --            --            --             --           --            31
-------------------------------------------------------------------------------------------------------------------------------
         32,713        (3,116)      63,051       102,289        (6,930)       29,407             --      (15,888)      (16,638)
-------------------------------------------------------------------------------------------------------------------------------

        (58,866)       16,349      (13,339)     (112,920)       33,262        24,053             --     (280,880)      164,603
-------------------------------------------------------------------------------------------------------------------------------
   $     43,315  $     38,047  $    70,717  $    186,973  $     45,295  $    116,058  $   2,096,338  $  (134,072) $    265,345
===============================================================================================================================

===============================================================================================================================
                                                PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                   FOREIGN
    EMERGING         BOND         GLOBAL                      LONG                                   REALESTATE-
     MARKETS       US DOLLAR       BOND        HIGH         TERM US         LOW          MONEY       REALRETURN       REAL
      BOND          HEDGED       UNHEDGED      YIELD       GOVERNMENT     DURATION       MARKET       STRATEGY       RETURN
-------------------------------------------------------------------------------------------------------------------------------
   $     69,468  $     24,814  $    21,005  $    197,604  $     18,963  $     62,598  $   2,096,338  $   162,696  $    117,380
         32,713        (3,116)      63,051       102,289        (6,930)       29,407             --      (15,888)      (16,638)

        (58,866)       16,349      (13,339)     (112,920)       33,262        24,053             --     (280,880)      164,603
-------------------------------------------------------------------------------------------------------------------------------
         43,315        38,047       70,717       186,973        45,295       116,058      2,096,338     (134,072)      265,345
-------------------------------------------------------------------------------------------------------------------------------

        432,818       546,248      796,007       483,455       513,999       805,028    100,157,742      901,559       767,629
        (17,582)       (3,827)     (26,909)     (519,209)       (5,511)     (188,829)    (8,594,723)      (8,981)      (93,315)
     (1,377,875)    1,145,766       43,930    (3,804,618)      398,103     1,657,208    (40,860,510)     154,988     1,349,661
-------------------------------------------------------------------------------------------------------------------------------

       (962,639)    1,688,187      813,028    (3,840,372)      906,591     2,273,407     50,702,509    1,047,566     2,023,975
-------------------------------------------------------------------------------------------------------------------------------
       (919,324)    1,726,234      883,745    (3,653,399)      951,886     2,389,465     52,798,847      913,494     2,289,320
-------------------------------------------------------------------------------------------------------------------------------
      2,321,525       242,732      281,754     4,785,894            --        79,514     13,614,641      179,450     1,773,571
-------------------------------------------------------------------------------------------------------------------------------
   $  1,402,201  $  1,968,966  $ 1,165,499  $  1,132,495  $    951,886  $  2,468,979  $  66,413,488  $ 1,092,944  $  4,062,891
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                               PIONEER VARIABLE
                                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)        CONTRACTS TRUST
                                                             --------------------------------------------   ------------------------
                                                                 SHORT-       STOCKPLUS(R)      TOTAL                       CORE
                                                                  TERM        TOTAL RETURN      RETURN      BOND (ah)*   BOND (ai)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .... ........................................   $      120,759   $     23,300   $    547,998   $      117   $    6,335
Expenses:
   Mortality and expense risk fees .......................               --             --             37           --           --
   Administrative fees ...................................               --             --              5           --           --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .....................................               --             --             42           --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................          120,759         23,300        547,956          117        6,335
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................           (5,712)        11,525        117,889           --          560
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............               --         23,221             --           --           --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ................               --         30,694             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares ..........................           (5,712)        65,440        117,889           --          560
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................            1,856        (50,886)       535,646           54         (183)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................   $      116,903   $     37,854   $  1,201,491   $      171   $    6,712
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                PIONEER VARIABLE
                                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)        CONTRACTS TRUST
                                                             --------------------------------------------   ------------------------
                                                                 SHORT-       STOCKPLUS(R)       TOTAL                     CORE
                                                                 TERM         TOTAL RETURN      RETURN      BOND (ah)*   BOND (ai)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $      120,759   $     23,300   $    547,956   $      117   $    6,335
   Net realized gain (loss) on investments in
      portfolio shares ...................................           (5,712)        65,440        117,889           --          560
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................            1,856        (50,886)       535,646           54         (183)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ......................................          116,903         37,854      1,201,491          171        6,712
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...          777,307         85,260      6,621,076       28,405       18,226
   Contract redemptions ..................................         (205,344)       (24,428)      (213,923)          --         (343)
   Net transfers .........................................          662,078        419,879      5,520,383           --     (119,818)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ............................        1,234,041        480,711     11,927,536       28,405     (101,935)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........        1,350,944        518,565     13,129,027       28,576      (95,223)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................        1,643,987        209,419      5,968,188           --       95,223
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ....................   $    2,994,931   $    727,984   $ 19,097,215   $   28,576   $       --
====================================================================================================================================

*     See Footnote 7 for details.

============================================================================================================================
                                       PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                         GLOBAL
  CULLEN      EMERGING       EQUITY                       HIGH          HIGH       INTERNATIONAL     MID CAP       MONEY
   VALUE       MARKETS       INCOME          FUND         YIELD         YIELD          VALUE          VALUE        MARKET
----------------------------------------------------------------------------------------------------------------------------
$   15,490   $     3,188   $    57,238   $    13,392   $   104,326   $   144,318   $       3,116   $     5,044   $      104

        --            --           385             9            --            --              22            --           --
        --            --            50             1            --            --               3            --           --
----------------------------------------------------------------------------------------------------------------------------
        --            --           435            10            --            --              25            --           --
----------------------------------------------------------------------------------------------------------------------------
    15,490         3,188        56,803        13,382       104,326       144,318           3,091         5,044          104
----------------------------------------------------------------------------------------------------------------------------

    69,792       162,943       108,570        37,616        14,116        51,431          (9,248)        3,419           --

        --         4,536         3,443            --         3,093           146              --        14,219           --

        --        90,421        76,115            --         2,031         1,237          10,765        75,909           --
----------------------------------------------------------------------------------------------------------------------------
    69,792       257,900       188,128        37,616        19,240        52,814           1,517        93,547           --
----------------------------------------------------------------------------------------------------------------------------

    (7,742)      (28,692)     (302,602)      (44,712)       (4,570)     (138,538)        (66,523)      (91,554)          --
----------------------------------------------------------------------------------------------------------------------------
$   77,540   $   232,396   $   (57,671)  $     6,286   $   118,996   $    58,594   $     (61,915)  $     7,037   $      104
============================================================================================================================

============================================================================================================================
                                       PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                         GLOBAL
  CULLEN      EMERGING       EQUITY                       HIGH          HIGH       INTERNATIONAL     MID CAP       MONEY
   VALUE       MARKETS       INCOME          FUND         YIELD         YIELD          VALUE          VALUE        MARKET
----------------------------------------------------------------------------------------------------------------------------
$   15,490   $     3,188   $    56,803   $    13,382   $   104,326   $   144,318   $       3,091   $     5,044   $      104
    69,792       257,900       188,128        37,616        19,240        52,814           1,517        93,547           --

    (7,742)      (28,692)     (302,602)      (44,712)       (4,570)     (138,538)        (66,523)      (91,554)          --
----------------------------------------------------------------------------------------------------------------------------
    77,540       232,396       (57,671)        6,286       118,996        58,594         (61,915)        7,037          104
----------------------------------------------------------------------------------------------------------------------------

   455,766       397,445     1,687,500     1,195,467       315,571       400,205         384,878     1,094,122        4,090
   (10,917)       (9,275)      (44,543)      (54,841)      (54,136)     (723,392)        (21,389)       (8,779)        (249)
   287,335       585,360    (1,335,884)      141,246       (98,323)    8,096,270          58,658      (105,323)           2
----------------------------------------------------------------------------------------------------------------------------

   732,184       973,530       307,073     1,281,872       163,112     7,773,083         422,147       980,020        3,843
----------------------------------------------------------------------------------------------------------------------------
   809,724     1,205,926       249,402     1,288,158       282,108     7,831,677         360,232       987,057        3,947
----------------------------------------------------------------------------------------------------------------------------
        --       420,248     2,287,397       529,882        89,165       911,539         731,538       384,652           --
----------------------------------------------------------------------------------------------------------------------------
$  809,724   $ 1,626,174   $ 2,536,799   $ 1,818,040   $   371,273   $ 8,743,216   $   1,091,770   $ 1,371,709   $    3,947
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                           RYDEX
                                                                    PIONEER VARIABLE                                      VARIABLE
                                                              CONTRACTS TRUST (CONTINUED)      ROYCE CAPITAL FUND          TRUST
                                                              ---------------------------   -------------------------   ------------
                                                                                                                            CLS
                                                                  SMALL CAP     STRATEGIC                               ADVISORONE
                                                                    VALUE         INCOME     MICRO-CAP      SMALL-CAP     AMERIGO
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $        114   $    155,088   $    29,927   $     1,359   $    20,549
Expenses:
   Mortality and expense risk fees ........................             --             --         1,095         1,563            --
   Administrative fees ....................................             --             --           143           204            --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................             --             --         1,238         1,767            --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..................            114        155,088        28,689          (408)       20,549
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
      shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................            (23)         9,895        83,667        45,153        21,254
   Net realized short-term capital gain distributions from
      investments in portfolio shares .....................            307          2,935        49,036        38,865       137,576
   Net realized long-term capital gain distributions from
      investments in portfolio shares .....................          4,992          8,481       121,495        79,361        70,360
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ........................................          5,276         21,311       254,198       163,379       229,190
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................        (15,106)         2,468      (318,706)     (282,549)      268,282
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ....................................   $     (9,716)  $    178,867   $   (35,819)  $  (119,578)  $   518,021
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                           RYDEX
                                                                    PIONEER VARIABLE                                      VARIABLE
                                                              CONTRACTS TRUST (CONTINUED)      ROYCE CAPITAL FUND          TRUST
                                                              ---------------------------   -------------------------   -----------
                                                                                                                            CLS
                                                                 SMALL CAP      STRATEGIC                               ADVISORONE
                                                                   VALUE          INCOME     MICRO-CAP     SMALL-CAP      AMERIGO
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $        114   $    155,088   $    28,689   $      (408)  $    20,549
   Net realized gain (loss) on investments in portfolio
      shares ..............................................          5,276         21,311       254,198       163,379       229,190
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................        (15,106)         2,468      (318,706)     (282,549)      268,282
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................         (9,716)       178,867       (35,819)     (119,578)      518,021
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....        270,721      2,078,746       590,798     1,179,749       864,460
   Contract redemptions ...................................         (1,952)      (371,214)      (30,519)      (50,035)      (83,696)
   Net transfers ..........................................         32,719      3,929,998       222,709       412,197     2,332,060
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions .....................        301,488      5,637,530       782,988     1,541,911     3,112,824
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............        291,772      5,816,397       747,169     1,422,333     3,630,845
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................             --             --     1,373,536     1,248,920     2,084,352
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .....................   $    291,772   $  5,816,397   $ 2,120,705   $ 2,671,253   $ 5,715,197
====================================================================================================================================

*     See Footnote 7 for details.

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
    CLS        ABSOLUTE
ADVISORONE      RETURN                        BASIC                      COMMODITIES      CONSUMER        DOW 2X
 CLERMONT     STRATEGIES      BANKING       MATERIALS    BIOTECHNOLOGY   STRATEGY (o)*    PRODUCTS     STRATEGY (p)*   ELECTRONICS
------------------------------------------------------------------------------------------------------------------------------------
$    28,761   $    49,672   $     4,014   $      1,696   $          --   $          --   $   24,839   $        3,296   $         --

         --            --            --            157              --              --           --               36             45
         --            --            --             20              --              --           --                5              5
------------------------------------------------------------------------------------------------------------------------------------
         --            --            --            177              --              --           --               41             50
------------------------------------------------------------------------------------------------------------------------------------
     28,761        49,672         4,014          1,519              --              --       24,839            3,255            (50)
------------------------------------------------------------------------------------------------------------------------------------

      6,336        13,046       (53,008)       154,237           1,328          41,788      (18,120)         (28,872)        (6,937)

     83,690         7,993            --         55,815              --              --       66,546           33,003             --

    119,505         4,828            --         36,753              --              --       40,443            2,132             --
------------------------------------------------------------------------------------------------------------------------------------
    209,531        25,867       (53,008)       246,805           1,328          41,788       88,869            6,263         (6,937)
------------------------------------------------------------------------------------------------------------------------------------

   (176,640)      (49,641)       (5,449)       (78,526)         (6,407)         16,417      (79,765)         (31,597)       (47,894)
------------------------------------------------------------------------------------------------------------------------------------
$    61,652   $    25,898   $   (54,443)  $    169,798   $      (5,079)  $      58,205   $   33,943   $      (22,079)  $    (54,881)
====================================================================================================================================

====================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
    CLS        ABSOLUTE
ADVISORONE      RETURN                        BASIC                      COMMODITIES      CONSUMER        DOW 2X
 CLERMONT     STRATEGIES      BANKING       MATERIALS    BIOTECHNOLOGY   STRATEGY (o)*    PRODUCTS     STRATEGY (p)*   ELECTRONICS
------------------------------------------------------------------------------------------------------------------------------------
$    28,761   $    49,672   $     4,014   $      1,519   $          --   $          --   $   24,839   $        3,255   $        (50)
    209,531        25,867       (53,008)       246,805           1,328          41,788       88,869            6,263         (6,937)

   (176,640)      (49,641)       (5,449)       (78,526)         (6,407)         16,417      (79,765)         (31,597)       (47,894)
------------------------------------------------------------------------------------------------------------------------------------
     61,652        25,898       (54,443)       169,798          (5,079)         58,205       33,943          (22,079)       (54,881)
------------------------------------------------------------------------------------------------------------------------------------

     30,470       280,487            --        211,988           3,142          30,088       12,328           36,458         10,717
    (31,832)      (89,306)         (287)       (62,394)        (28,592)        (45,903)      (4,048)         (18,002)       (48,213)
    816,223       771,430      (106,816)     1,260,220         200,701         279,688      565,956           79,664        465,679
------------------------------------------------------------------------------------------------------------------------------------

    814,861       962,611      (107,103)     1,409,814         175,251         263,873      574,236           98,120        428,183
------------------------------------------------------------------------------------------------------------------------------------
    876,513       988,509      (161,546)     1,579,612         170,172         322,078      608,179           76,041        373,302
------------------------------------------------------------------------------------------------------------------------------------
    583,540       347,141       210,665        154,593          33,898          67,497      306,400          355,660          6,163
------------------------------------------------------------------------------------------------------------------------------------
$ 1,460,053   $ 1,335,650   $    49,119   $  1,734,205   $     204,070   $     389,575   $  914,579   $      431,701   $    379,465
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                      --------------------------------------------------------------
                                                                                                 ESSENTIAL    ESSENTIAL   ESSENTIAL
                                                                                      ENERGY     PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                                         ENERGY      SERVICES   AGGRESSIVE  CONSERVATIVE   MODERATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $        --  $        --  $      839  $      5,341  $   2,213
Expenses:
   Mortality and expense risk fees ................................           634          119          --            --         --
   Administrative fees ............................................            82           15          --            --         --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..............................................           716          134          --            --         --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..........................          (716)        (134)        839         5,341      2,213
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ............................................       155,117      138,149       1,863        (1,447)    (1,643)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................         3,499        2,236         112         2,296        148
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................       147,412       87,344          19            80        122
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ................................................       306,028      227,729       1,994           929     (1,373)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................        26,170       28,532          43        (8,601)       157
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ....   $   331,482  $   256,127  $    2,876  $     (2,331) $     997
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                      --------------------------------------------------------------
                                                                                                 ESSENTIAL    ESSENTIAL   ESSENTIAL
                                                                                      ENERGY     PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                                         ENERGY      SERVICES   AGGRESSIVE  CONSERVATIVE   MODERATE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................   $      (716) $      (134) $      839  $      5,341  $   2,213
   Net realized gain (loss) on investments in portfolio shares ....       306,028      227,729       1,994           929     (1,373)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................        26,170       28,532          43        (8,601)       157
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......       331,482      256,127       2,876        (2,331)       997
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............       335,152      230,048       4,309            24     13,930
   Contract redemptions ...........................................      (138,643)    (116,271)       (268)          (90)   (39,585)
   Net transfers ..................................................     1,154,475    1,599,264      21,690        55,867     81,786
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .....................................     1,350,984    1,713,041      25,731        55,801     56,131
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................     1,682,466    1,969,168      28,607        53,470     57,128
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       592,945      277,674          --       148,494     39,700
------------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ............................   $ 2,275,411  $ 2,246,842  $   28,607  $    201,964  $  96,828
====================================================================================================================================

*     See Footnote 7 for details.

==============================================================================================================================
                                               RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                                                    INVERSE
                              GOVERNMENT                                             INVERSE       GOVERNMENT      INVERSE
EUROPE 1.25X   FINANCIAL       LONG BOND        HEALTH      HEDGED                   DOW 2X        LONG BOND       MID-CAP
STRATEGY (q)*   SERVICES   1.2X STRATEGY (r)*    CARE       EQUITY      INTERNET  STRATEGY (s)*  STRATEGY (t)*  STRATEGY (u)*
------------------------------------------------------------------------------------------------------------------------------
$      18,307  $    5,247  $           69,006  $      --  $   62,735   $      --  $       6,872  $         793  $       2,057

           37          --                  13         98          --           4             --             --             --
            5          --                   2         13          --           1             --             --             --
------------------------------------------------------------------------------------------------------------------------------
           42          --                  15        111          --           5             --             --             --
------------------------------------------------------------------------------------------------------------------------------
       18,265       5,247              68,991       (111)     62,735          (5)         6,872            793          2,057
------------------------------------------------------------------------------------------------------------------------------

     (151,793)   (104,535)            194,840    (14,867)     (1,076)     (7,521)       (68,673)       (45,864)       (20,603)

       65,082      14,914                  --     21,330       8,275          --             --             --             --

        9,134      13,999                  --      1,121      11,955          --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
      (77,577)    (75,622)            194,840      7,584      19,154      (7,521)       (68,673)       (45,864)       (20,603)
------------------------------------------------------------------------------------------------------------------------------

       (6,866)    (35,504)              9,998    (27,159)   (105,525)    (29,502)        28,406         (3,520)        (3,193)
------------------------------------------------------------------------------------------------------------------------------
$     (66,178) $ (105,879) $          273,829  $ (19,686) $  (23,636)  $ (37,028) $     (33,395) $     (48,591) $     (21,739)
==============================================================================================================================

==============================================================================================================================
                                               RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                                                    INVERSE
                              GOVERNMENT                                             INVERSE       GOVERNMENT      INVERSE
EUROPE 1.25X   FINANCIAL       LONG BOND        HEALTH       HEDGED                   DOW 2X       LONG BOND       MID-CAP
STRATEGY (q)*   SERVICES   1.2X STRATEGY (r)*    CARE        EQUITY     INTERNET  STRATEGY (s)*  STRATEGY (t)*  STRATEGY (u)*
------------------------------------------------------------------------------------------------------------------------------
$      18,265  $    5,247  $           68,991  $    (111) $    62,735  $      (5) $       6,872  $         793  $       2,057
      (77,577)    (75,622)            194,840      7,584       19,154     (7,521)       (68,673)       (45,864)       (20,603)

       (6,866)    (35,504)              9,998    (27,159)    (105,525)   (29,502)        28,406         (3,520)        (3,193)
------------------------------------------------------------------------------------------------------------------------------
      (66,178)   (105,879)            273,829    (19,686)     (23,636)   (37,028)       (33,395)       (48,591)       (21,739)
------------------------------------------------------------------------------------------------------------------------------

      336,734      23,598              90,491    104,758      251,666      1,643         24,897          1,053          3,753
      (76,919)    (15,373)            (74,573)   (40,042)     (45,253)    (2,175)        (1,943)        (4,930)           (63)
      297,190     150,613              20,264    434,551      685,063    477,039        943,726        (55,855)        89,459
------------------------------------------------------------------------------------------------------------------------------

      557,005     158,838              36,182    499,267      891,476    476,507        966,680        (59,732)        93,149
------------------------------------------------------------------------------------------------------------------------------
      490,827      52,959             310,011    479,581      867,840    439,479        933,285       (108,323)        71,410
------------------------------------------------------------------------------------------------------------------------------
      411,525      96,381             135,070    157,616      323,797     44,993        115,894        165,396         44,149
------------------------------------------------------------------------------------------------------------------------------
$     902,352  $  149,340  $          445,081  $ 637,197  $ 1,191,637  $ 484,472  $   1,049,179  $      57,073  $     115,559
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                 INVERSE        INVERSE        INVERSE
                                                                   OTC       RUSSELL 2000      S&P 500     JAPAN 1.25X    LARGE-CAP
                                                              STRATEGY (v)*  STRATEGY (w)*  STRATEGY (x)*  STRATEGY (y)*    GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...  $     122,524  $      16,590  $      22,240  $      47,736  $      --
Expenses:
   Mortality and expense risk fees .........................            160             --             --             11         24
   Administrative fees .....................................             21             --             --              1          3
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ........................................            181             --             --             12         27
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................        122,343         16,590         22,240         47,724        (27)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...................................       (554,346)       (29,028)       (69,441)      (203,679)   (37,240)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ..................             --             --             --             --      9,787
   Net realized long-term capital gain distributions
     from investments in portfolio shares ..................             --             --             --             --      3,555
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ............................................       (554,346)       (29,028)       (69,441)      (203,679)   (23,898)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................          4,985          7,627          2,948         41,669      3,941
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................  $    (427,018) $      (4,811) $     (44,253) $    (114,286) $ (19,984)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                 INVERSE        INVERSE        INVERSE
                                                                   OTC       RUSSELL 2000      S&P 500     JAPAN 1.25X    LARGE-CAP
                                                              STRATEGY (v)*  STRATEGY (w)*  STRATEGY (x)*  STRATEGY (y)*    GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................  $     122,343  $      16,590  $      22,240  $      47,724  $     (27)
   Net realized gain (loss) on investments in portfolio
     shares ................................................       (554,346)       (29,028)       (69,441)      (203,679)   (23,898)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ....................          4,985          7,627          2,948         41,669      3,941
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations .........................................       (427,018)        (4,811)       (44,253)      (114,286)   (19,984)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....            995          4,645         10,012          6,256     64,034
   Contract redemptions ....................................        (61,852)       (98,685)       (69,568)       (14,359)   (51,493)
   Net transfers ...........................................        483,404        218,112        494,217        (74,976)   375,409
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ................................        422,547        124,072        434,661        (83,079)   387,950
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............         (4,471)       119,261        390,408       (197,365)   367,966
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................        326,879        193,551         22,281        316,320    223,534
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $     322,408  $     312,812  $     412,689  $     118,955  $ 591,500
====================================================================================================================================

*     See Footnote 7 for details.

==============================================================================================================
                                    RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------
LARGE-CAP              MID CAP 1.5X    MID-CAP     MID-CAP    MULTI-CAP                OTC 2X
  VALUE     LEISURE   STRATEGY (z)*     GROWTH      VALUE    CORE EQUITY    NOVA    STRATEGY (aa)*      OTC
--------------------------------------------------------------------------------------------------------------
$   5,153  $      --  $      14,215  $       --  $    6,839  $       187  $  9,025  $       10,150  $     669

      168         79            673           3           1           --       126              54        662
       21         10             88          --           1           --        16               7         86
--------------------------------------------------------------------------------------------------------------
      189         89            761           3           2           --       142              61        748
--------------------------------------------------------------------------------------------------------------
    4,964        (89)        13,454          (3)      6,837          187     8,883          10,089        (79)
--------------------------------------------------------------------------------------------------------------

   22,054    (27,056)      (392,762)   (180,652)     29,317        5,006   (23,954)     (1,348,545)   501,559

   24,185     10,174         30,653      22,250          --        1,631        --              --         --

   13,978      3,003         76,768      19,186         331          855        --              --         --
--------------------------------------------------------------------------------------------------------------
   60,217    (13,879)      (285,341)   (139,216)     29,648        7,492   (23,954)     (1,348,545)   501,559
--------------------------------------------------------------------------------------------------------------

  (48,090)    (7,873)       (25,271)      8,362       1,698       (6,164)  (54,935)        (42,574)   (24,130)
--------------------------------------------------------------------------------------------------------------
$  17,091  $ (21,841) $    (297,158) $ (130,857) $   38,183  $     1,515  $(70,006) $   (1,381,030) $ 477,350
==============================================================================================================

==============================================================================================================
                                    RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------
LARGE-CAP              MID CAP 1.5X    MID-CAP     MID-CAP    MULTI-CAP                OTC 2X
  VALUE     LEISURE   STRATEGY (z)*     GROWTH      VALUE    CORE EQUITY    NOVA    STRATEGY (aa)*     OTC
--------------------------------------------------------------------------------------------------------------
$   4,964  $     (89) $      13,454  $       (3) $    6,837  $       187  $  8,883  $       10,089  $     (79)
   60,217    (13,879)      (285,341)   (139,216)     29,648        7,492   (23,954)     (1,348,545)   501,559

  (48,090)    (7,873)       (25,271)      8,362       1,698       (6,164)  (54,935)        (42,574)   (24,130)
--------------------------------------------------------------------------------------------------------------
   17,091    (21,841)      (297,158)   (130,857)     38,183        1,515   (70,006)     (1,381,030)   477,350
--------------------------------------------------------------------------------------------------------------

  133,816      3,293        379,873      28,394      82,952       22,680    80,616          50,994     52,232
 (102,336)   (21,729)      (233,941)    (53,260)    (38,521)        (223)  (10,672)       (267,068)   (16,882)
 (371,014)  (371,357)    (1,163,877)  1,204,835    (417,102)       5,061   (13,130)      3,373,726    271,198
--------------------------------------------------------------------------------------------------------------

 (339,534)  (389,793)    (1,017,945)  1,179,969    (372,671)      27,518    56,814       3,157,652    306,548
--------------------------------------------------------------------------------------------------------------
 (322,443)  (411,634)    (1,315,103)  1,049,112    (334,488)      29,033   (13,192)      1,776,622    783,898
--------------------------------------------------------------------------------------------------------------
  553,487    475,746      1,863,451     112,791     642,539           --   721,431       1,179,101     91,345
--------------------------------------------------------------------------------------------------------------
$ 231,044  $  64,112  $     548,348  $1,161,903  $  308,051  $    29,033  $708,239  $    2,955,723  $ 875,243
==============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===============================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                              -----------------------------------------------------------------
                                                                                                   RUSSELL         RUSSELL
                                                               PRECIOUS      REAL                  2000 1.5X        2000 2X
                                                                METALS      ESTATE   RETAILING  STRATEGY (ab)*  STRATEGY (ac)*
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...  $       --  $   4,884  $      --  $        3,091  $           30
Expenses:
   Mortality and expense risk fees .........................           2         --         --             703              --
   Administrative fees .....................................          --         --         --              91              --
-------------------------------------------------------------------------------------------------------------------------------
     Total expenses ........................................           2         --         --             794              --
-------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................          (2)     4,884         --           2,297              30
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...................................      52,591   (234,423)    (5,023)       (289,017)        (73,969)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ..................          --     12,181      5,150              --           1,335
   Net realized long-term capital gain distributions
     from investments in portfolio shares ..................          --     12,181      9,870          10,375              --
-------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
          portfolio shares .................................      52,591   (210,061)     9,997        (278,642)        (72,634)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................    (135,870)   (30,026)   (17,444)        (47,022)        (19,525)
-------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
          operations .......................................  $  (83,281) $(235,203) $  (7,447) $     (323,367) $      (92,129)
===============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===============================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                              -----------------------------------------------------------------
                                                                                                   RUSSELL         RUSSELL
                                                               PRECIOUS      REAL                  2000 1.5X        2000 2X
                                                                METALS      ESTATE   RETAILING  STRATEGY (ab)*  STRATEGY (ac)*
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................  $       (2) $   4,884  $      --  $        2,297  $           30
   Net realized gain (loss) on investments in portfolio
     shares ................................................      52,591   (210,061)     9,997        (278,642)        (72,634)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ....................    (135,870)   (30,026)   (17,444)        (47,022)        (19,525)
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..........................................     (83,281)  (235,203)    (7,447)       (323,367)        (92,129)
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....     256,461     30,653      1,643         122,683              (1)
   Contract redemptions ....................................    (217,052)  (102,913)      (171)        (54,619)         (3,575)
   Net transfers ...........................................   1,234,664    115,259    (10,736)     (4,384,299)        719,281
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ................................   1,274,073     42,999     (9,264)     (4,316,235)        715,705
-------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............   1,190,792   (192,204)   (16,711)     (4,639,602)        623,576
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................   1,435,225    374,624     42,228       4,770,084              --
-------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $2,626,017  $ 182,420  $  25,517  $      130,482  $      623,576
===============================================================================================================================

*     See Footnote 7 for details.

============================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    U.S.
                                                    STRENGTHENING                                               GOVERNMENT
  S&P 500 2X       SECTOR    SMALL-CAP  SMALL-CAP     DOLLAR 2X                     TELE-                          MONEY
STRATEGY (ad)*    ROTATION     GROWTH     VALUE     STRATEGY (ae)*  TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION     MARKET
----------------------------------------------------------------------------------------------------------------------------
$        4,414  $        --  $      --  $   1,389  $           --  $       --  $          636  $           --  $    451,114

            56           --         10         80              --         167              28             238         1,842
             7           --          1         10              --          22               4              31           241
----------------------------------------------------------------------------------------------------------------------------
            63           --         11         90              --         189              32             269         2,083
----------------------------------------------------------------------------------------------------------------------------
         4,351           --        (11)     1,299              --        (189)            604            (269)      449,031
----------------------------------------------------------------------------------------------------------------------------

       (83,230)      49,467    (59,560)  (108,881)        (16,498)    (82,605)          6,282             (68)           --

        37,931       65,898     48,887     58,704              --          --              --              --            --

         9,280       27,327     34,613     40,874              --          --              --          68,722            --
----------------------------------------------------------------------------------------------------------------------------
       (36,019)     142,692     23,940     (9,303)        (16,498)    (82,605)          6,282          68,654            --
----------------------------------------------------------------------------------------------------------------------------

         3,594      (24,568)   (69,433)   (91,860)         (5,314)     (5,381)        (21,972)        (80,123)           --
----------------------------------------------------------------------------------------------------------------------------
$      (28,074) $   118,124  $ (45,504) $ (99,864) $      (21,812) $  (88,175) $      (15,086) $      (11,738) $    449,031
============================================================================================================================

============================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    U.S.
                                                    STRENGTHENING                                               GOVERNMENT
  S&P 500 2X       SECTOR    SMALL-CAP  SMALL-CAP     DOLLAR 2X                     TELE-                          MONEY
STRATEGY (ad)*    ROTATION     GROWTH     VALUE    STRATEGY (ae)*  TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION      MARKET
----------------------------------------------------------------------------------------------------------------------------
$        4,351  $        --  $     (11) $   1,299  $           --  $     (189) $          604  $         (269) $    449,031
       (36,019)     142,692     23,940     (9,303)        (16,498)    (82,605)          6,282          68,654            --

         3,594      (24,568)   (69,433)   (91,860)         (5,314)     (5,381)        (21,972)        (80,123)           --
----------------------------------------------------------------------------------------------------------------------------
       (28,074)     118,124    (45,504)   (99,864)        (21,812)    (88,175)        (15,086)        (11,738)      449,031
----------------------------------------------------------------------------------------------------------------------------

       796,182      260,160    136,169    126,876           3,872          --           9,473              --    20,416,033
      (740,137)     (15,236)   (34,284)   (56,897)           (202)    (30,874)        (31,642)         (6,219)   (3,649,623)
       115,234      705,417    409,608   (226,618)        301,356     357,163         397,225         104,584   (16,194,324)
----------------------------------------------------------------------------------------------------------------------------

       171,279      950,341    511,493   (156,639)        305,026     326,289         375,056          98,365       572,086
----------------------------------------------------------------------------------------------------------------------------
       143,205    1,068,465    465,989   (256,503)        283,214     238,114         359,970          86,627     1,021,117
----------------------------------------------------------------------------------------------------------------------------
       992,346      265,564    268,812    710,632              --      40,178           9,965          36,028    14,139,461
----------------------------------------------------------------------------------------------------------------------------
$    1,135,551  $ 1,334,029  $ 734,801  $ 454,129  $      283,214  $  278,292  $      369,935  $      122,655  $ 15,160,578
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                      T. ROWE PRICE
                                                        RYDEX VARIABLE TRUST (CONTINUED)      SELIGMAN PORTFOLIOS     EQUITY SERIES
                                                        --------------------------------  --------------------------  --------------
                                                                            WEAKENING     COMMUNICATIONS
                                                                            DOLLAR 2X           AND         GLOBAL      BLUE CHIP
                                                          UTILITIES      STRATEGY (af)*     INFORMATION   TECHNOLOGY    GROWTH II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ...............................  $      23,634  $          42,327  $           --  $       --  $       4,508
Expenses:
   Mortality and expense risk fees ...................              5                 --              61          63             --
   Administrative fees ...............................              1                 --               8           8             --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .................................              6                 --              69          71             --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............         23,628             42,327             (69)        (71)         4,508
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................        (83,664)            58,924         115,050      23,803        132,145
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...........         74,686                 --              --          --             --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...........         84,763                 --              --          --             --
------------------------------------------------------------------------------------------------------------------------------------
            Net realized gain (loss) on investments in
               portfolio shares ......................         75,785             58,924         115,050      23,803        132,145
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................        (81,124)           (37,337)        (20,349)     (4,597)        63,168
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations .......................  $      18,289  $          63,914   $      94,632   $  19,135  $     199,821
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                      T. ROWE PRICE
                                                        RYDEX VARIABLE TRUST (CONTINUED)      SELIGMAN PORTFOLIOS     EQUITY SERIES
                                                        --------------------------------  --------------------------  --------------
                                                                            WEAKENING     COMMUNICATIONS
                                                                            DOLLAR 2X           AND         GLOBAL      BLUE CHIP
                                                          UTILITIES      STRATEGY (af)*     INFORMATION   TECHNOLOGY    GROWTH II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................  $      23,628  $          42,327  $          (69) $      (71) $       4,508
   Net realized gain (loss) on investments in
      portfolio shares ...............................         75,785             58,924         115,050      23,803        132,145
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .........................................        (81,124)           (37,337)        (20,349)     (4,597)        63,168
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
      from operations ................................         18,289             63,914          94,632      19,135        199,821
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) ...........................        152,455             13,387         206,841      25,749      3,358,857
   Contract redemptions ..............................       (114,173)           (49,684)        (26,426)     (3,016)       (42,522)
   Net transfers .....................................        974,701             (7,257)       (546,476)    168,851      1,287,063
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...............      1,012,983            (43,554)       (366,061)    191,584      4,603,398
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......      1,031,272             20,360        (271,429)    210,719      4,803,219
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................        267,176            273,732         722,791      96,637        843,339
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ................  $   1,298,448  $         294,092  $      451,362  $  307,356  $   5,646,558
====================================================================================================================================

*     See Footnote 7 for details.

===================================================================================================================================
                                 T. ROWE      THIRD AVENUE
        T. ROWE PRICE          PRICE FIXED      VARIABLE
 EQUITY SERIES (CONTINUED)    INCOME SERIES   SERIES TRUST                   VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------   -------------   ------------   ----------------------------------------------------------------------
   EQUITY         HEALTH       LIMITED-TERM                   ABSOLUTE                     EMERGING         HARD           REAL
 INCOME II     SCIENCES II     BOND II (k)*       VALUE        RETURN         BOND         MARKETS         ASSETS         ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
$    37,380   $          --   $       1,015   $    142,839   $    4,549   $     54,209   $     8,939    $     2,118    $    11,775

         --              --              --          1,542           --             41         2,173             47            393
         --              --              --            201           --              5           284              6             51
-----------------------------------------------------------------------------------------------------------------------------------
         --              --              --          1,743           --             46         2,457             53            444
-----------------------------------------------------------------------------------------------------------------------------------
     37,380              --           1,015        141,096        4,549         54,163         6,482          2,065         11,331
-----------------------------------------------------------------------------------------------------------------------------------

    115,475          68,738             119         28,145        6,354          4,426     1,026,774        344,266         47,566

     17,143          57,035              --          6,089        7,392             --       139,289         61,325            288

    180,110          63,616              --        405,582        8,245             --       213,774        145,288        113,149
-----------------------------------------------------------------------------------------------------------------------------------
    312,728         189,389             119        439,816       21,991          4,426     1,379,837        550,879        161,003
-----------------------------------------------------------------------------------------------------------------------------------

   (388,150)        (51,890)            480     (1,095,370)     (15,857)        77,681       (94,603)       355,345       (246,284)
-----------------------------------------------------------------------------------------------------------------------------------
$   (38,042)  $     137,499   $       1,614   $   (514,458)  $   10,683   $    136,270   $ 1,291,716    $   908,289    $   (73,950)
===================================================================================================================================

===================================================================================================================================
                                 T. ROWE      THIRD AVENUE
        T. ROWE PRICE          PRICE FIXED      VARIABLE
 EQUITY SERIES (CONTINUED)    INCOME SERIES   SERIES TRUST                   VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------   -------------   ------------   ----------------------------------------------------------------------
   EQUITY         HEALTH       LIMITED-TERM                   ABSOLUTE                     EMERGING         HARD           REAL
 INCOME II     SCIENCES II     BOND II (k)*       VALUE        RETURN         BOND         MARKETS         ASSETS         ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
$    37,380   $          --   $       1,015   $    141,096   $    4,549   $     54,163   $     6,482    $     2,065    $    11,331
    312,728         189,389             119        439,816       21,991          4,426     1,379,837        550,879        161,003

   (388,150)        (51,890)            480     (1,095,370)     (15,857)        77,681       (94,603)       355,345       (246,284)
-----------------------------------------------------------------------------------------------------------------------------------
    (38,042)        137,499           1,614       (514,458)      10,683        136,270     1,291,716        908,289        (73,950)
-----------------------------------------------------------------------------------------------------------------------------------

  2,445,954         237,559          39,808      2,928,470       56,452        754,728       771,537      1,049,474        593,407
    (86,477)         (7,483)           (385)      (186,257)     (12,560)       (63,751)      (57,028)      (180,399)       (22,055)
    451,117         913,371          62,804      1,971,139     (229,419)       469,134      (292,505)       376,804        392,082
-----------------------------------------------------------------------------------------------------------------------------------

  2,810,594       1,143,447         102,227      4,713,352     (185,527)     1,160,111       422,004      1,245,879        963,434
-----------------------------------------------------------------------------------------------------------------------------------
  2,772,552       1,280,946         103,841      4,198,894     (174,844)     1,296,381     1,713,720      2,154,168        889,484
-----------------------------------------------------------------------------------------------------------------------------------
  1,380,854         378,211              --      3,484,920      492,813        846,942     1,812,910      2,472,848      1,100,472
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,153,406   $   1,659,157   $     103,841   $  7,683,814   $  317,969   $  2,143,323   $ 3,526,630    $ 4,627,016    $ 1,989,956
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==========================================================================================================================
                                                                                      WELLS FARGO
                                                                                  ADVANTAGE VT FUNDS
                                                                            -----------------------------
                                                                                                               COMBINED
                                                                              DISCOVERY      OPPORTUNITY         TOTAL
---------------------------------------------------------------------------------------------------------   --------------
Investment income:
   Income dividends from investments in portfolio shares ................   $         --    $      2,315    $   6,946,873
Expenses:
   Mortality and expense risk fees ......................................          2,742             948           48,971
   Administrative fees ..................................................            358             123            6,386
---------------------------------------------------------------------------------------------------------   --------------
      Total expenses ....................................................          3,100           1,071           55,357
---------------------------------------------------------------------------------------------------------   --------------
         Net investment income (expense) ................................         (3,100)          1,244        6,891,516
---------------------------------------------------------------------------------------------------------   --------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................................        145,584          18,781        2,251,036
   Net realized short-term capital gain distributions from investments
      in portfolio shares ...............................................             --           7,065        2,097,480
   Net realized long-term capital gain distributions from investments
      in portfolio shares ...............................................             --          47,185        5,391,747
---------------------------------------------------------------------------------------------------------   --------------
         Net realized gain (loss) on investments in portfolio shares ....        145,584          73,031        9,740,263
---------------------------------------------------------------------------------------------------------   --------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ..................................................         25,966         (57,263)      (6,270,344)
---------------------------------------------------------------------------------------------------------   --------------
            Net increase (decrease) in net assets from operations .......   $    168,450    $     17,012    $  10,361,435
=========================================================================================================   ==============

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==========================================================================================================================
                                                                                      WELLS FARGO
                                                                                  ADVANTAGE VT FUNDS
                                                                            -----------------------------
                                                                                                               COMBINED
                                                                              DISCOVERY      OPPORTUNITY         TOTAL
---------------------------------------------------------------------------------------------------------   --------------
Changes from operations:
   Net investment income (expense) ......................................   $     (3,100)   $      1,244    $   6,891,516
   Net realized gain (loss) on investments in portfolio shares ..........        145,584          73,031        9,740,263
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ...............................................         25,966         (57,263)      (6,270,344)
---------------------------------------------------------------------------------------------------------   --------------
      Net increase (decrease) in net assets from operations .............        168,450          17,012       10,361,435
---------------------------------------------------------------------------------------------------------   --------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..................        122,642          92,447      197,240,416
   Contract redemptions .................................................        (34,129)        (44,690)     (23,939,961)
   Net transfers ........................................................         50,417         (14,272)        (176,087)
---------------------------------------------------------------------------------------------------------   --------------
      Net increase (decrease) in net assets from contract
         owners' transactions ...........................................        138,930          33,485      173,124,368
---------------------------------------------------------------------------------------------------------   --------------
         Net increase (decrease) in net assets ..........................        307,380          50,497      183,485,803
---------------------------------------------------------------------------------------------------------   --------------
Net assets, beginning of period .........................................        677,460         294,175      150,844,498
---------------------------------------------------------------------------------------------------------   --------------
            Net assets, end of period ...................................   $    984,840    $    344,672    $ 334,330,301
=========================================================================================================   ==============

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

==============================================================================================================================
                                                                                 40|86 SERIES TRUST
                                                          --------------------------------------------------------------------
                                                                                         FIXED       GOVERNMENT      HIGH
                                                            BALANCED       EQUITY        INCOME      SECURITIES    YIELD (a)
------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..........................................   $    11,249   $    10,142   $     4,386   $     4,691   $    14,922
Expenses:
   Mortality and expense risk fees ....................         1,638         4,475           455           972            34
   Administrative fees ................................           214           583            59           127             5
------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..................................         1,852         5,058           514         1,099            39
------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..............         9,397         5,084         3,872         3,592        14,883
------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .............................         6,243        16,975          (514)        2,327       (44,703)
   Net realized short-term capital gain distributions
   from investments in portfolio shares ...............            --            --            --            --            --
         Net realized long-term capital gain
            distributions from investments in portfolio
            shares ....................................            --       220,107            --            --            --
------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..........................         6,243       237,082          (514)        2,327       (44,703)
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ....................        57,978       (91,335)        1,695          (393)       45,239
------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ................................   $    73,618   $   150,831   $     5,053   $     5,526   $    15,419
==============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

==============================================================================================================================
                                                                                 40|86 SERIES TRUST
                                                          --------------------------------------------------------------------
                                                                                         FIXED       GOVERNMENT      HIGH
                                                            BALANCED       EQUITY        INCOME      SECURITIES    YIELD (a)
------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................   $     9,397   $     5,084   $     3,872   $     3,592   $    14,883
   Net realized gain (loss) on investments
      in portfolio shares .............................         6,243       237,082          (514)        2,327       (44,703)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ..........................................        57,978       (91,335)        1,695          (393)       45,239
------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...................................        73,618       150,831         5,053         5,526        15,419
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
   breakage) ..........................................       761,760       617,285        77,839       136,073         9,843
   Contract redemptions ...............................       (40,178)      (46,078)       (5,545)      (32,935)     (391,437)
   Net transfers ......................................       188,661       620,489       (40,353)        2,921      (581,920)
------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ...........       910,243     1,191,696        31,941       106,059      (963,514)
------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ........       983,861     1,342,527        36,994       111,585      (948,095)
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................       135,890       499,968        95,119       110,798       948,095
------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .................   $ 1,119,751   $ 1,842,495   $   132,113   $   222,383   $        --
==============================================================================================================================

a)    For the period January 1, 2006 through August 31, 2006 (liquidation of fund).

b)    For the period April 28, 2006 (inception of fund) through December 31,
      2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d)    Formerly AIM Real Estate prior to its name change on July 3, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
    40|86
   SERIES
   TRUST
 (CONTINUED)                                                AIM VARIABLE INSURANCE FUNDS
------------   ---------------------------------------------------------------------------------------------------------------------
                                                                              GLOBAL         GLOBAL
    MONEY                         CORE           CORE         FINANCIAL       HEALTH          REAL           HIGH         MID CAP
   MARKET       BASIC VALUE    EQUITY (b)      STOCK (c)      SERVICES         CARE        ESTATE (d)        YIELD      CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$    853,614   $        135   $        407   $        123   $        665   $         --   $     33,795   $    189,623   $       472

       3,223             --             87             47              1             --          3,830             40            --
         420             --             11              6             --             --            499              5            --
------------------------------------------------------------------------------------------------------------------------------------
       3,643             --             98             53              1             --          4,329             45            --
------------------------------------------------------------------------------------------------------------------------------------
     849,971            135            309             70            664             --         29,466        189,578           472
------------------------------------------------------------------------------------------------------------------------------------

          --          3,252              3            832         11,261         (3,732)        96,993       (176,774)         (574)

          --            296             --             --             --             --         16,616             --           839

          --          4,398             --             --            257             --        100,094             --         5,897
------------------------------------------------------------------------------------------------------------------------------------
          --          7,946              3            832         11,518         (3,732)       213,703       (176,774)        6,162
------------------------------------------------------------------------------------------------------------------------------------

          --          4,155          2,623           (141)        (3,779)           803         71,976        135,480        (2,834)
------------------------------------------------------------------------------------------------------------------------------------
$    849,971   $     12,236   $      2,935   $        761   $      8,403   $     (2,929)  $    315,145   $    148,284   $     3,800
====================================================================================================================================

====================================================================================================================================
    40|86
   SERIES
   TRUST
 (CONTINUED)                                                AIM VARIABLE INSURANCE FUNDS
------------   ---------------------------------------------------------------------------------------------------------------------
                                                                              GLOBAL         GLOBAL
    MONEY                         CORE           CORE         FINANCIAL       HEALTH          REAL           HIGH         MID CAP
   MARKET       BASIC VALUE    EQUITY (b)      STOCK (c)      SERVICES         CARE        ESTATE (d)        YIELD      CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$    849,971   $        135   $        309   $         70   $        664   $         --   $     29,466   $    189,578   $       472
          --          7,946              3            832         11,518         (3,732)       213,703       (176,774)        6,162

          --          4,155          2,623           (141)        (3,779)           803         71,976        135,480        (2,834)
------------------------------------------------------------------------------------------------------------------------------------

     849,971         12,236          2,935            761          8,403         (2,929)       315,145        148,284         3,800
------------------------------------------------------------------------------------------------------------------------------------

  28,345,711             --         69,467             --         18,443        100,800        547,324         68,285         8,981
  (7,975,463)        (3,419)           (11)        (2,153)        (1,228)          (938)       (43,560)       (53,632)       (2,252)
 (19,306,467)       (16,290)        16,931        (11,167)      (140,177)       (68,170)       661,734       (878,007)       46,035

   1,063,781        (19,709)        86,387        (13,320)      (122,962)        31,692      1,165,498       (863,354)       52,764
------------------------------------------------------------------------------------------------------------------------------------
   1,913,752         (7,473)        89,322        (12,559)      (114,559)        28,763      1,480,643       (715,070)       56,564
------------------------------------------------------------------------------------------------------------------------------------
  11,890,432        118,799             --         12,559        159,396         10,822        229,676      3,301,683            --
------------------------------------------------------------------------------------------------------------------------------------
$ 13,804,184   $    111,326   $     89,322   $         --   $     44,837   $     39,585   $  1,710,319   $  2,586,613   $    56,564
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===============================================================================================================================
                                                               AIM
                                                             VARIABLE
                                                          INSURANCE FUNDS
                                                            (CONTINUED)                   THE ALGER AMERICAN FUND
                                                          ---------------   ---------------------------------------------------
                                                                                        LEVERAGED     MIDCAP        SMALL
                                                             TECHNOLOGY       GROWTH      ALLCAP      GROWTH    CAPITALIZATION
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..........................................   $            --   $     467   $      --   $      --   $           --
Expenses:
   Mortality and expense risk fees ....................                --         387         930       1,785              366
   Administrative fees ................................                --          50         122         233               47
-------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..................................                --         437       1,052       2,018              413
-------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..............                --          30      (1,052)     (2,018)            (413)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .............................            12,506       8,914      18,331      (3,004)          45,253
   Net realized short-term capital gain distributions
      from investments in portfolio shares ............                --          --          --      23,133               --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ............                --          --          --       8,628               --
-------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..........................            12,506       8,914      18,331      28,757           45,253
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ....................            10,222       6,777      16,203      (1,320)          46,986
-------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ................................   $        22,728   $  15,721   $  33,482   $  25,419   $       91,826
===============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===============================================================================================================================
                                                               AIM
                                                             VARIABLE
                                                          INSURANCE FUNDS
                                                            (CONTINUED)                   THE ALGER AMERICAN FUND
                                                          ---------------   ---------------------------------------------------
                                                                                        LEVERAGED     MIDCAP        SMALL
                                                             TECHNOLOGY       GROWTH      ALLCAP      GROWTH    CAPITALIZATION
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................   $            --   $      30   $  (1,052)  $  (2,018)  $         (413)
   Net realized gain (loss) on investments in portfolio
      shares ..........................................            12,506       8,914      18,331      28,757           45,253
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..............            10,222       6,777      16,203      (1,320)          46,986
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...................................            22,728      15,721      33,482      25,419           91,826
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) .......................................            16,600     176,590      82,285     194,274          251,041
   Contract redemptions ...............................            (2,799)    (10,865)    (14,904)     (9,359)         (22,850)
   Net transfers ......................................            17,583    (102,481)    (84,867)     38,927          281,131
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ................            31,384      63,244     (17,486)    223,842          509,322
-------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ........            54,112      78,965      15,996     249,261          601,148
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................           230,128     301,807     227,740     141,185          168,004
-------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .................   $       284,240   $ 380,772   $ 243,736   $ 390,446   $      769,152
===============================================================================================================================

a)    For the period May 1, 2006 (inception of fund) through December 31, 2006.

b) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond prior to their name changes on April 28, 2006.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================
                                                                                                                  DIREXION
       ALLIANCE VARIABLE                                                                         CREDIT SUISSE   INSURANCE
     PRODUCTS SERIES FUNDS                   AMERICAN CENTURY VARIABLE PORTFOLIOS                 TRUST FUNDS    TRUST (b)
------------------------------   -------------------------------------------------------------   ------------   ------------
                                                                                                  COMMODITY
    GROWTH         SMALL-MID                INCOME &    INFLATION                                   RETURN       DYNAMIC VP
AND INCOME (a)   CAP VALUE (a)   BALANCED    GROWTH    PROTECTION   INTERNATIONAL     VALUE      STRATEGY (a)   HY BOND (b)
----------------------------------------------------------------------------------------------------------------------------
$           --   $          --   $  1,141   $  2,664   $   11,676   $       7,080   $    3,770   $        179   $    33,509

            --              --         --         49           64              92          414             --            --
            --              --         --          7            9              12           53             --            --
----------------------------------------------------------------------------------------------------------------------------
            --              --         --         56           73             104          467             --            --
----------------------------------------------------------------------------------------------------------------------------
            --              --      1,141      2,608       11,603           6,976        3,303            179        33,509
----------------------------------------------------------------------------------------------------------------------------

         3,533               1       (523)    75,089        3,120         (13,143)      18,784           (733)        2,570

            --              --        686         --           --              --       12,442             --            --

            --              --      3,140         --           --              --       11,338             --            --
----------------------------------------------------------------------------------------------------------------------------
         3,533               1      3,303     75,089        3,120         (13,143)      42,564           (733)        2,570
----------------------------------------------------------------------------------------------------------------------------

         4,660             481     24,250     46,838          (68)         64,259       70,707           (864)        9,997
----------------------------------------------------------------------------------------------------------------------------
$        8,193   $         482   $ 28,694   $124,535   $   14,655   $      58,092   $  116,574   $     (1,418)  $    46,076
============================================================================================================================

============================================================================================================================
                                                                                                                  DIREXION
       ALLIANCE VARIABLE                                                                         CREDIT SUISSE   INSURANCE
     PRODUCTS SERIES FUNDS                   AMERICAN CENTURY VARIABLE PORTFOLIOS                 TRUST FUNDS    TRUST (b)
------------------------------   -------------------------------------------------------------   ------------   ------------
                                                                                                  COMMODITY
    GROWTH         SMALL-MID                INCOME &    INFLATION                                   RETURN       DYNAMIC VP
AND INCOME (a)   CAP VALUE (a)   BALANCED    GROWTH    PROTECTION   INTERNATIONAL     VALUE      STRATEGY (a)   HY BOND (b)
----------------------------------------------------------------------------------------------------------------------------
$           --   $          --   $  1,141   $  2,608   $   11,603   $       6,976   $    3,303   $        179   $    33,509
         3,533               1      3,303     75,089        3,120         (13,143)      42,564           (733)        2,570

         4,660             481     24,250     46,838          (68)         64,259       70,707           (864)        9,997
----------------------------------------------------------------------------------------------------------------------------
         8,193             482     28,694    124,535       14,655          58,092      116,574         (1,418)       46,076
----------------------------------------------------------------------------------------------------------------------------

            --              --    344,577    247,234       48,257         305,104      150,446         16,624            --
       (36,126)             (4)    (9,429)   (34,270)     (22,225)        (55,034)     (36,118)           (13)       (1,160)
       120,974           4,999     92,162    141,080      (36,288)        378,757      839,652          1,383       927,954
----------------------------------------------------------------------------------------------------------------------------

        84,848           4,995    427,310    354,044      (10,256)        628,827      953,980         17,994       926,794
----------------------------------------------------------------------------------------------------------------------------
        93,041           5,477    456,004    478,579        4,399         686,919    1,070,554         16,576       972,870
----------------------------------------------------------------------------------------------------------------------------
            --              --         --    128,272       82,311           7,318      195,078             --        96,080
----------------------------------------------------------------------------------------------------------------------------
$       93,041   $       5,477   $456,004   $606,851   $   86,710   $     694,237   $1,265,632   $     16,576   $ 1,068,950
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                                                          DREYFUS
                                                                                                                         INVESTMENT
                                                                                  DIREXION INSURANCE TRUST               PORTFOLIOS
                                                                     -------------------------------------------------  ------------
                                                                      EVOLUTION  EVOLUTION VP  EVOLUTION  EVOLUTION VP
                                                                       ALL CAP      ALL CAP     MANAGED      MANAGED     SMALL CAP
                                                                     EQUITY (a)   EQUITY (b)    BOND (a)    BOND (b)    STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........   $       --  $         67  $      --  $        359  $     2,499
Expenses:
   Mortality and expense risk fees ...............................           --            --         --            --           --
   Administrative fees ...........................................           --            --         --            --           --
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..............................................           --            --         --            --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................           --            67         --           359        2,499
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................       11,316            15        762            --        7,231
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................           --         5,456         --            --        2,427
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................           --             3         --            --       11,743
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ..................................................       11,316         5,474        762            --       21,401
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................           --        (2,094)        --          (530)      23,797
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....   $   11,316  $      3,447  $     762  $       (171) $    47,697
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                                                          DREYFUS
                                                                                                                         INVESTMENT
                                                                                  DIREXION INSURANCE TRUST               PORTFOLIOS
                                                                     -------------------------------------------------  ------------
                                                                      EVOLUTION  EVOLUTION VP  EVOLUTION  EVOLUTION VP
                                                                       ALL CAP      ALL CAP     MANAGED      MANAGED     SMALL CAP
                                                                     EQUITY (a)   EQUITY (b)    BOND (a)    BOND (b)    STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................   $       --  $         67  $      --  $        359  $     2,499
   Net realized gain (loss) on investments in portfolio shares ...       11,316         5,474        762            --       21,401
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................           --        (2,094)        --          (530)      23,797
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......       11,316         3,447        762          (171)      47,697
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........           --         7,126         --        (2,232)   1,084,652
   Contract redemptions ..........................................       (1,531)          (99)      (554)          (37)      (3,339)
   Net transfers .................................................       (9,785)      461,600       (208)      243,884     (336,455)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ..............................................      (11,316)      468,627       (762)      241,615      744,858
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................           --       472,074         --       241,444      792,555
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................           --            --         --            --       80,436
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................   $       --  $    472,074  $      --  $    241,444  $   872,991
====================================================================================================================================

a) For the period November 1, 2006 (inception of fund) through November 13, 2006 (funds closed)

b)    For the period November 13, 2006 (inception of fund) through December 31,
      2006.

c)    For the period November 1, 2006 (inception of fund) through December 31,
      2006.

d)    For the period May 1, 2006 (inception of fund) through December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
                                                                                                                          JANUS
                                   DREYFUS VARIABLE                                                                       ASPEN
                                   INVESTMENT FUNDS                        FEDERATED INSURANCE SERIES                    SERIES
                             ---------------------------   ---------------------------------------------------------   ----------
  DREYFUS
  SOCIALLY       DREYFUS                                                   HIGH                                          GROWTH
RESPONSIBLE       STOCK      DISCIPLINED   INTERNATIONAL    CAPITAL       INCOME     INTERNATIONAL                     AND INCOME
   GROWTH         INDEX         STOCK          VALUE       INCOME II     BOND II       EQUITY II     KAUFMANN II (c)   (INST) (d)
----------------------------------------------------------------------------------------------------------------------------------
$        15   $     44,243   $     2,027   $      11,991   $   1,575   $   106,986   $         603   $            --   $    4,787

        143          2,324            58           1,776          37           209              32                --          765
         19            303             8             232           5            27               4                --          100
----------------------------------------------------------------------------------------------------------------------------------
        162          2,627            66           2,008          42           236              36                --          865
----------------------------------------------------------------------------------------------------------------------------------
       (147)        41,616         1,961           9,983       1,533       106,750             567                --        3,922
----------------------------------------------------------------------------------------------------------------------------------

        501        (16,185)        4,731          11,312       7,240       (71,571)         37,491                --       (1,957)

         --             --            --          17,343          --            --              --                --           --

         --             --            --          50,411          --            --              --                --           --
----------------------------------------------------------------------------------------------------------------------------------
        501        (16,185)        4,731          79,066       7,240       (71,571)         37,491                --       (1,957)
----------------------------------------------------------------------------------------------------------------------------------

        412        255,748         3,819         157,085      28,204        42,394          (6,530)              122       17,600
----------------------------------------------------------------------------------------------------------------------------------
$       766   $    281,179   $    10,511   $     246,134   $  36,977   $    77,573   $      31,528   $           122   $   19,565
==================================================================================================================================

==================================================================================================================================
                                                                                                                          JANUS
                                   DREYFUS VARIABLE                                                                       ASPEN
                                   INVESTMENT FUNDS                        FEDERATED INSURANCE SERIES                    SERIES
                             ---------------------------   ---------------------------------------------------------   -----------
  DREYFUS
  SOCIALLY       DREYFUS                                                   HIGH                                          GROWTH
RESPONSIBLE       STOCK      DISCIPLINED   INTERNATIONAL    CAPITAL       INCOME     INTERNATIONAL                     AND INCOME
   GROWTH         INDEX         STOCK          VALUE       INCOME II     BOND II       EQUITY II     KAUFMANN II (c)   (INST) (d)
----------------------------------------------------------------------------------------------------------------------------------
$      (147)  $     41,616   $     1,961   $       9,983   $   1,533   $   106,750   $         567   $            --   $    3,922
        501        (16,185)        4,731          79,066       7,240       (71,571)         37,491                --       (1,957)

        412        255,748         3,819         157,085      28,204        42,394          (6,530)              122       17,600
----------------------------------------------------------------------------------------------------------------------------------
        766        281,179        10,511         246,134      36,977        77,573          31,528               122       19,565
----------------------------------------------------------------------------------------------------------------------------------

         --      2,886,879       221,414         746,583     365,955       323,371          28,605                --       76,456
       (275)       (28,308)       (5,608)        (61,149)    (12,718)      (19,564)         (2,328)               (5)      (3,319)
     (4,975)       560,798      (200,511)      1,107,652     146,755       628,990        (202,764)            3,098      267,859
----------------------------------------------------------------------------------------------------------------------------------

     (5,250)     3,419,369        15,295       1,793,086     499,992       932,797        (176,487)            3,093      340,996
----------------------------------------------------------------------------------------------------------------------------------
     (4,484)     3,700,548        25,806       2,039,220     536,969     1,010,370        (144,959)            3,215      360,561
----------------------------------------------------------------------------------------------------------------------------------
     13,694        305,071         4,731         348,367       3,109       189,043         180,236                --       64,810
----------------------------------------------------------------------------------------------------------------------------------
$     9,210   $  4,005,619   $    30,537   $   2,387,587   $ 540,078   $ 1,199,413   $      35,277   $         3,215   $  425,371
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                 JANUS ASPEN SERIES (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                                 GROWTH     INTERNATIONAL  INTERNATIONAL   LARGE CAP    LARGE CAP
                                                               AND INCOME       GROWTH         GROWTH       GROWTH        GROWTH
                                                             (SERVICE) (b)    (INST) (a)   (SERVICE) (b)  (INST) (a)  (SERVICE) (b)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..  $          --  $      46,902  $          --  $    2,961  $          --
Expenses:
   Mortality and expense risk fees ........................             --            152             --       1,763             --
   Administrative fees ....................................             --             20             --         230             --
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................             --            172             --       1,993             --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ....................             --         46,730             --         968             --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................          2,871       (111,381)       448,172      24,969          9,607
   Net realized short-term capital gain distributions from
     investments in portfolio shares ......................             --             --             --          --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ......................             --             --             --          --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...........................................          2,871       (111,381)       448,172      24,969          9,607
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................           (400)       488,891        (63,796)     39,369         (2,283)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .......................................  $       2,471  $     424,240  $     384,376  $   65,306  $       7,324
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                 JANUS ASPEN SERIES (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                                 GROWTH     INTERNATIONAL  INTERNATIONAL   LARGE CAP    LARGE CAP
                                                               AND INCOME       GROWTH         GROWTH       GROWTH        GROWTH
                                                             (SERVICE) (b)    (INST) (a)   (SERVICE) (b)  (INST) (a)  (SERVICE) (b)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................  $          --  $      46,730  $          --  $      968  $          --
   Net realized gain (loss) on investments in portfolio
     shares ...............................................          2,871       (111,381)       448,172      24,969          9,607
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ......................           (400)       488,891        (63,796)     39,369         (2,283)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .........................................          2,471        424,240        384,376      65,306          7,324
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....        103,233        868,863        290,164     118,228        169,205
   Contract redemptions ...................................           (392)       (60,071)        (3,709)   (103,628)          (779)
   Net transfers ..........................................       (112,732)     2,088,415     (1,262,664)    507,667       (290,479)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ...............................         (9,891)     2,897,207       (976,209)    522,267       (122,053)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..............         (7,420)     3,321,447       (591,833)    587,573       (114,729)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................          7,420         11,433        591,833     173,784        114,729
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ........................  $          --  $   3,332,880  $          --  $  761,357  $          --
====================================================================================================================================

a)    For the period May 1, 2006 (inception of fund) through December 31, 2006.

b)    For the period January 1, 2006 through May 1, 2006 (funds closed).

c)    Formerly Equity prior to its name change effective May 1, 2007.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                     JANUS ASPEN SERIES (CONTINUED)                                     LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------   -----------------------------------------------------
 MID CAP        MID CAP       WORLDWIDE      WORLDWIDE        INTECH                       U.S.
  GROWTH         GROWTH         GROWTH         GROWTH      RISK-MANAGED     EMERGING     STRATEGIC   INTERNATIONAL
(INST) (a)   (SERVICE) (b)    (INST) (a)   (SERVICE) (b)    GROWTH (a)      MARKETS     EQUITY (c)       EQUITY      SMALL CAP
-------------------------------------------------------------------------------------------------------------------------------
$       --   $          --   $     9,893   $          --   $         --   $     6,991   $      906   $      12,362   $      --

     1,136              --         2,084              --             --            41           29              --         636
       149              --           271              --             --             5            4              --          83
-------------------------------------------------------------------------------------------------------------------------------
     1,285              --         2,355              --             --            46           33              --         719
-------------------------------------------------------------------------------------------------------------------------------
    (1,285)             --         7,538              --             --         6,945          873          12,362        (719)
-------------------------------------------------------------------------------------------------------------------------------

     4,942             727         8,180           8,065             (1)       86,097        8,513           8,518      (5,175)

        --              --            --              --             --        37,077           --          14,900       3,612

        --              --            --              --          1,001        54,646           --          36,540       3,841
-------------------------------------------------------------------------------------------------------------------------------
     4,942             727         8,180           8,065          1,000       177,820        8,513          59,958       2,278
-------------------------------------------------------------------------------------------------------------------------------

    38,666              --       101,817             (38)        (1,156)      271,240       16,885          70,034      13,264
-------------------------------------------------------------------------------------------------------------------------------
$   42,323   $         727   $   117,535   $       8,027   $       (156)  $   456,005   $   26,271   $     142,354   $  14,823
===============================================================================================================================

===============================================================================================================================
                     JANUS ASPEN SERIES (CONTINUED)                                     LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------   -----------------------------------------------------
 MID CAP        MID CAP       WORLDWIDE      WORLDWIDE        INTECH                       U.S.
  GROWTH         GROWTH         GROWTH         GROWTH      RISK-MANAGED     EMERGING     STRATEGIC   INTERNATIONAL
(INST) (a)   (SERVICE) (b)    (INST) (a)   (SERVICE) (b)    GROWTH (a)      MARKETS     EQUITY (c)       EQUITY      SMALL CAP
-------------------------------------------------------------------------------------------------------------------------------
$   (1,285)  $          --   $     7,538   $          --   $         --   $     6,945   $      873   $      12,362   $    (719)
     4,942             727         8,180           8,065          1,000       177,820        8,513          59,958       2,278

    38,666              --       101,817             (38)        (1,156)      271,240       16,885          70,034      13,264
-------------------------------------------------------------------------------------------------------------------------------
    42,323             727       117,535           8,027           (156)      456,005       26,271         142,354      14,823
-------------------------------------------------------------------------------------------------------------------------------

    69,598             708       377,880           8,055             --       888,912       91,438         513,730      55,574
    (8,375)         (1,051)      (63,220)         (5,776)           (20)      (96,902)      (4,656)        (79,131)       (611)
   299,680            (384)      472,532         (12,469)        23,720     2,868,435       99,787       1,348,597     829,609
-------------------------------------------------------------------------------------------------------------------------------

   360,903            (727)      787,192         (10,190)        23,700     3,660,445      186,569       1,783,196     884,572
-------------------------------------------------------------------------------------------------------------------------------
   403,226              --       904,727          (2,163)        23,544     4,116,450      212,840       1,925,550     899,395
-------------------------------------------------------------------------------------------------------------------------------
   103,080              --       204,818           2,163             --       355,033       15,184          45,697      30,684
-------------------------------------------------------------------------------------------------------------------------------
$  506,306   $          --   $ 1,109,545   $          --   $     23,544   $ 4,471,483   $  228,024   $   1,971,247   $ 930,079
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                      --------------------------------------------------------------
                                                                                                  GLOBAL
                                                                      AGGRESSIVE                HIGH YIELD    LARGE CAP   STRATEGIC
                                                                        GROWTH      ALL CAP       BOND (b)     GROWTH        BOND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $       --   $      156   $    15,394   $      --   $  50,668
Expenses:
   Mortality and expense risk fees ................................           --           --            --          --         695
   Administrative fees ............................................           --           --            --          --          91
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..............................................           --           --            --          --         786
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..........................           --          156        15,394          --      49,882
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .........................................          487        1,601       (23,250)      3,499      (2,177)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................           --           31            --          --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................           --          389         1,539          --         547
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ................................................          487        2,021       (21,711)      3,499      (1,630)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................       10,981          151        29,447      18,010     (15,822)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ....   $   11,468   $    2,328   $    23,130   $  21,509   $  32,430
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                      --------------------------------------------------------------
                                                                                                  GLOBAL
                                                                      AGGRESSIVE                HIGH YIELD    LARGE CAP   STRATEGIC
                                                                        GROWTH      ALL CAP       BOND (b)     GROWTH        BOND
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................   $       --   $      156   $    15,394   $      --   $  49,882
   Net realized gain (loss) on investments in portfolio shares ....          487        2,021       (21,711)      3,499      (1,630)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................       10,981          151        29,447      18,010     (15,822)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......       11,468        2,328        23,130      21,509      32,430
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............      194,499       74,611       117,557     116,758     681,175
   Contract redemptions ...........................................       (2,055)         (36)       (6,471)       (664)    (19,194)
   Net transfers ..................................................       91,017      (64,765)     (373,385)     86,541     127,683
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .....................................      283,461        9,810      (262,299)    202,635     789,664
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................      294,929       12,138      (239,169)    224,144     822,094
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................        6,082           --       508,590          --     124,007
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .............................   $  301,011   $   12,138   $   269,421   $ 224,144   $ 946,101
====================================================================================================================================

a) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.

b) Formerly High Yield Bond prior to its name change effective September 1, 2006.

c)    Formerly High Income Bond prior to its name change effective May 1, 2007.

d) Formerly Limited Maturity Bond prior to its name change effective May 1, 2007.

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================
                                                               NEUBERGER BERMAN
LORD ABBETT SERIES FUNDS                                   ADVISOR MANAGEMENT TRUST
------------------------   --------------------------------------------------------------------------------------------
                                         LEHMAN         LEHMAN
                                        BROTHERS       BROTHERS
AMERICA'S     GROWTH AND               HIGH INCOME   SHORT DURATION    MID-CAP                               SOCIALLY
  VALUE         INCOME      FASCIANO    BOND (c)        BOND (d)       GROWTH       PARTNERS     REGENCY    RESPONSIVE
-----------------------------------------------------------------------------------------------------------------------
$    1,524   $     9,744   $      --   $     9,605   $       53,027   $      --   $    12,836   $   1,399   $      142

        --         1,900          --            --               47          --            78           5           --
        --           248          --            --                6          --            11           1           --
-----------------------------------------------------------------------------------------------------------------------
        --         2,148          --            --               53          --            89           6           --
-----------------------------------------------------------------------------------------------------------------------
     1,524         7,596          --         9,605           52,974          --        12,747       1,393          142
-----------------------------------------------------------------------------------------------------------------------

     3,095        19,096       1,440         2,986             (684)     10,574       (24,025)     14,795        2,374

       414           981          --            --               --          --        21,157       2,288           36

       857        25,128       2,759            --               --          --       176,550      17,113          969
-----------------------------------------------------------------------------------------------------------------------
     4,366        45,205       4,199         2,986             (684)     10,574       173,682      34,196        3,379
-----------------------------------------------------------------------------------------------------------------------
     1,252        13,758      (2,952)       (3,109)          (7,056)     12,223       (25,390)        (15)       5,482
-----------------------------------------------------------------------------------------------------------------------
$    7,142   $    66,559   $   1,247   $     9,482   $       45,234   $  22,797   $   161,039   $  35,574   $    9,003
=======================================================================================================================

=======================================================================================================================
                                                               NEUBERGER BERMAN
LORD ABBETT SERIES FUNDS                                   ADVISOR MANAGEMENT TRUST
------------------------   --------------------------------------------------------------------------------------------
                                         LEHMAN         LEHMAN
                                        BROTHERS       BROTHERS
AMERICA'S     GROWTH AND               HIGH INCOME   SHORT DURATION    MID-CAP                               SOCIALLY
  VALUE         INCOME      FASCIANO    BOND (c)        BOND (d)       GROWTH       PARTNERS     REGENCY    RESPONSIVE
-----------------------------------------------------------------------------------------------------------------------
$    1,524   $     7,596   $      --   $     9,605   $       52,974   $      --   $    12,747   $   1,393   $      142
     4,366        45,205       4,199         2,986             (684)     10,574       173,682      34,196        3,379

     1,252        13,758      (2,952)       (3,109)          (7,056)     12,223       (25,390)        (15)       5,482
-----------------------------------------------------------------------------------------------------------------------
     7,142        66,559       1,247         9,482           45,234      22,797       161,039      35,574        9,003
-----------------------------------------------------------------------------------------------------------------------

    55,678       399,892     135,858        36,068          383,178     209,225     1,306,347     192,031       13,253
      (213)      (22,538)     (1,644)       (2,415)         (12,661)    (29,499)      (38,491)     (5,144)        (453)
     3,486       107,940       7,280       134,962        1,206,291       3,554       (22,130)     39,066       29,525
-----------------------------------------------------------------------------------------------------------------------

    58,951       485,294     141,494       168,615        1,576,808     183,280     1,245,726     225,953       42,325
-----------------------------------------------------------------------------------------------------------------------
    66,093       551,853     142,741       178,097        1,622,042     206,077     1,406,765     261,527       51,328
-----------------------------------------------------------------------------------------------------------------------
        --       150,866      31,746            --           78,331       6,502       211,892     137,259       39,898
-----------------------------------------------------------------------------------------------------------------------
$   66,093   $   702,719   $ 174,487   $   178,097   $    1,700,373   $ 212,579   $ 1,618,657   $ 398,786   $   91,226
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                 PIMCO VARIABLE INSURANCE TRUST
                                                              ----------------------------------------------------------------------
                                                                                                             FOREIGN
                                                                            COMMODITY-                        BOND
                                                                 ALL        REALRETURN       EMERGING      US DOLLAR   GLOBAL BOND
                                                               ASSETS (a)  STRATEGY (a)  MARKETS BOND (a)  HEDGED (a)  UNHEDGED (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..............................................   $     9,253  $     33,073  $         26,028  $    4,265  $      8,493
Expenses:
   Mortality and expense risk fees ........................            --            --                --          --            --
   Administrative fees ....................................            --            --                --          --            --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................            --            --                --          --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..................         9,253        33,073            26,028       4,265         8,493
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................         1,106        (3,087)           (9,043)        527         9,180
   Net realized short-term capital gain distributions from
      investments in portfolio shares .....................           163         4,570            16,238       2,471            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .....................           479           133             1,607         556            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..............................         1,748         1,616             8,802       3,554         9,180
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................        (3,804)      (57,248)           24,774      (1,992)       (3,696)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ....................................   $     7,197  $    (22,559) $         59,604  $    5,827  $     13,977
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                 PIMCO VARIABLE INSURANCE TRUST
                                                              ----------------------------------------------------------------------
                                                                                                             FOREIGN
                                                                            COMMODITY-                        BOND
                                                                 ALL        REALRETURN       EMERGING      US DOLLAR   GLOBAL BOND
                                                               ASSETS (a)  STRATEGY (a)  MARKETS BOND (a)  HEDGED (a)  UNHEDGED (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $     9,253  $     33,073  $         26,028  $    4,265  $      8,493
   Net realized gain (loss) on investments in portfolio
      shares ..............................................         1,748         1,616             8,802       3,554         9,180
   Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares .................        (3,804)      (57,248)           24,774      (1,992)       (3,696)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................         7,197       (22,559)           59,604       5,827        13,977
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....         7,362       617,703           374,627      58,758        62,998
   Contract redemptions ...................................           (88)       (3,447)           (4,488)       (157)       (4,521)
   Net transfers ..........................................       243,976       590,724         1,891,782     178,304       209,300
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
          contract owners' transactions ...................       251,250     1,204,980         2,261,921     236,905       267,777
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............       258,447     1,182,421         2,321,525     242,732       281,754
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................            --            --                --          --            --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .....................   $   258,447  $  1,182,421  $      2,321,525  $  242,732  $    281,754
====================================================================================================================================

a)    For the period May 1, 2006 (inception of fund) through December 31, 2006.

b)    For the period November 1, 2006 (inception of fund) through December 31,
      2006.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
                                                                                                                 PIONEER
                                                                                                                VARIABLE
                                                                                                                CONTRACTS
                                         PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                               TRUST
--------------------------------------------------------------------------------------------------------------  ----------
                                          REALESTATE-
   HIGH          LOW          MONEY       REALRETURN       REAL        SHORT-       STOCKPLUS          TOTAL       CORE
 YIELD (a)   DURATION (b)     MARKET     STRATEGY (a)     RETURN       TERM      TOTAL RETURN (a)     RETURN     BOND (b)
--------------------------------------------------------------------------------------------------------------------------
$   122,594  $        478  $    254,293  $      6,805  $    44,314  $    40,613  $          2,596  $   158,379  $   2,425

         --            --            10            --          312           17                --           --         --
         --            --             1            --           41            3                --           --         --
--------------------------------------------------------------------------------------------------------------------------
         --            --            11            --          353           20                --           --         --
--------------------------------------------------------------------------------------------------------------------------
    122,594           478       254,282         6,805       43,961       40,593             2,596      158,379      2,425
--------------------------------------------------------------------------------------------------------------------------

     19,085            --            --         3,942       (3,232)        (747)             (881)      (6,459)       (97)

         --            --            --            --       47,149           --               688       35,518         --

         --            --            --            --           --           --               852           --         --
--------------------------------------------------------------------------------------------------------------------------
     19,085            --            --         3,942       43,917         (747)              659       29,059        (97)
--------------------------------------------------------------------------------------------------------------------------
    110,425          (295)           --           284      (78,516)         495            15,566         (710)       183
--------------------------------------------------------------------------------------------------------------------------
$   252,104  $        183  $    254,282  $     11,031  $     9,362  $    40,341  $         18,821  $   186,728  $   2,511
==========================================================================================================================

==========================================================================================================================
                                                                                                                 PIONEER
                                                                                                                VARIABLE
                                                                                                                CONTRACTS
                                         PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                               TRUST
-------------------------  -----------------------------------------------------------------------------------  ----------
                                         REALESTATE-
   HIGH          LOW         MONEY        REALRETURN       REAL        SHORT-       STOCKPLUS         TOTAL        CORE
 YIELD (a)   DURATION (b)   MARKET       STRATEGY (a)    RETURN        TERM      TOTAL RETURN (a)     RETURN     BOND (b)
--------------------------------------------------------------------------------------------------------------------------
$   122,594  $        478  $    254,282  $      6,805  $    43,961  $    40,593  $          2,596  $   158,379  $   2,425
     19,085            --            --         3,942       43,917         (747)              659       29,059        (97)

    110,425          (295)           --           284      (78,516)         495            15,566         (710)       183
--------------------------------------------------------------------------------------------------------------------------
    252,104           183       254,282        11,031        9,362       40,341            18,821      186,728      2,511
--------------------------------------------------------------------------------------------------------------------------

    109,676         8,547    18,923,022        59,122    1,389,259    1,064,282               (64)   3,627,123     97,126
    (78,640)       (1,135)     (439,691)      (64,914)     (66,883)     (99,465)           (4,617)    (109,423)       (75)
  4,502,754        71,919    (6,021,055)      174,211      241,487      542,697           195,279    1,763,866     (4,339)
--------------------------------------------------------------------------------------------------------------------------

  4,533,790        79,331    12,462,276       168,419    1,563,863    1,507,514           190,598    5,281,566     92,712
--------------------------------------------------------------------------------------------------------------------------
  4,785,894        79,514    12,716,558       179,450    1,573,225    1,547,855           209,419    5,468,294     95,223
--------------------------------------------------------------------------------------------------------------------------
         --            --       898,083            --      200,346       96,132                --      499,894         --
--------------------------------------------------------------------------------------------------------------------------
$ 4,785,894  $     79,514  $ 13,614,641  $    179,450  $ 1,773,571  $ 1,643,987  $        209,419  $ 5,968,188  $  95,223
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

=============================================================================================================================
                                                                       PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                              ---------------------------------------------------------------
                                                                                                                     GLOBAL
                                                                EMERGING       EQUITY                                 HIGH
                                                              MARKETS (a)      INCOME     EUROPE (b)      FUND     YIELD (a)
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $        --   $    21,080   $    8,316   $   2,071   $     136
Expenses:
   Mortality and expense risk fees ........................            --           269           --         136          --
   Administrative fees ....................................            --            35           --          18          --
-----------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................            --           304           --         154          --
-----------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ....................            --        20,776        8,316       1,917         136
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
     shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................             2        40,540       60,488      11,152          --
   Net realized short-term capital gain distributions
     from investments in portfolio shares .................            --            --           --          --          --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................            --         3,988           --          --          --
-----------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .................................             2        44,528       60,488      11,152          --
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................        25,172        67,580       (4,686)     15,296          86
-----------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .......................................   $    25,174   $   132,884   $   64,118   $  28,365   $     222
=============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

=============================================================================================================================
                                                                       PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                              ---------------------------------------------------------------
                                                                                                                     GLOBAL
                                                                EMERGING       EQUITY                                 HIGH
                                                              MARKETS (a)      INCOME     EUROPE (b)      FUND     YIELD (a)
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $        --   $    20,776   $    8,316   $   1,917   $     136
   Net realized gain (loss) on investments in
     portfolio shares .....................................             2        44,528       60,488      11,152          --
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ....        25,172        67,580       (4,686)     15,296          86
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .........................................        25,174       132,884       64,118      28,365         222
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....            --       544,262      134,289     296,190          --
   Contract redemptions ...................................           (29)      (26,410)     (17,153)    (13,382)         (4)
   Net transfers ..........................................       395,103     1,601,572     (352,125)    163,694      88,947
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ......................       395,074     2,119,424     (234,989)    446,502      88,943
-----------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..............       420,248     2,252,308     (170,871)    474,867      89,165
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................            --        35,089      170,871      55,015          --
-----------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ........................   $   420,248   $ 2,287,397   $       --   $ 529,882   $  89,165
=============================================================================================================================

a)    For the period November 1, 2006 (inception of fund) through December 31,
      2006.

b) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

c)    For the period February 3, 2006 (inception of fund) through December 31,
      2006.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
                                                              ROYCE
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)           CAPITAL FUND                      RYDEX VARIABLE TRUST
--------------------------------------------------  ------------------------  ------------------------------------------------
   HIGH     INTERNATIONAL   MID CAP       MONEY                               CLS ADVISORONE  CLS ADVISORONE  ABSOLUTE RETURN
   YIELD      VALUE (a)      VALUE       MARKET      MICRO-CAP    SMALL-CAP       AMERIGO        CLERMONT      STRATEGIES (c)
------------------------------------------------------------------------------------------------------------------------------
$   52,571  $          --  $      --  $      2,434  $     2,095  $       640  $        1,827  $       11,786  $         3,828

        --             --         --            --          892        1,277              --              --               --
        --             --         --            --          117          167              --              --               --
------------------------------------------------------------------------------------------------------------------------------
        --             --         --            --        1,009        1,444              --              --               --
------------------------------------------------------------------------------------------------------------------------------
    52,571             --         --         2,434        1,086         (804)          1,827          11,786            3,828
------------------------------------------------------------------------------------------------------------------------------

   (29,738)         1,637      9,591            --       29,544       32,169          51,726           1,792            7,900

     3,011             --      3,738            --        9,543       15,722          25,599           7,114            2,642

     3,300             --      9,265            --       54,286       31,941         144,468          17,003            2,223
------------------------------------------------------------------------------------------------------------------------------
   (23,427)         1,637     22,594            --       93,373       79,832         221,793          25,909           12,765
------------------------------------------------------------------------------------------------------------------------------

     9,670          6,949         98            --       33,602       23,864         (43,164)          1,130              597
------------------------------------------------------------------------------------------------------------------------------
$   38,814  $       8,586  $  22,692  $      2,434  $   128,061  $   102,892  $      180,456  $       38,825  $        17,190
==============================================================================================================================

==============================================================================================================================
                                                              ROYCE
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)           CAPITAL FUND                      RYDEX VARIABLE TRUST
--------------------------------------------------  ------------------------  ------------------------------------------------
   HIGH     INTERNATIONAL   MID CAP       MONEY                               CLS ADVISORONE  CLS ADVISORONE  ABSOLUTE RETURN
   YIELD      VALUE (a)      VALUE       MARKET      MICRO-CAP    SMALL-CAP       AMERIGO        CLERMONT      STRATEGIES (c)
------------------------------------------------------------------------------------------------------------------------------
$   52,571  $          --  $      --  $      2,434  $     1,086  $      (804) $        1,827  $       11,786  $         3,828
   (23,427)         1,637     22,594            --       93,373       79,832         221,793          25,909           12,765

     9,670          6,949         98            --       33,602       23,864         (43,164)          1,130              597
------------------------------------------------------------------------------------------------------------------------------
    38,814          8,586     22,692         2,434      128,061      102,892         180,456          38,825           17,190
------------------------------------------------------------------------------------------------------------------------------

   777,630         16,171    101,421     1,585,697      661,309      663,484         255,563              18          131,545
   (15,946)          (438)      (692)         (725)     (17,393)     (19,349)        (42,336)        (18,123)            (413)
  (599,968)       707,219    245,753    (1,656,078)     481,661      154,474         994,032         428,153          198,819
------------------------------------------------------------------------------------------------------------------------------

   161,716        722,952    346,482       (71,106)   1,125,577      798,609       1,207,259         410,048          329,951
------------------------------------------------------------------------------------------------------------------------------
   200,530        731,538    369,174       (68,672)   1,253,638      901,501       1,387,715         448,873          347,141
------------------------------------------------------------------------------------------------------------------------------
   711,009             --     15,478        68,672      119,898      347,419         696,637         134,667               --
------------------------------------------------------------------------------------------------------------------------------
$  911,539  $     731,538  $ 384,652  $         --  $ 1,373,536  $ 1,248,920  $    2,084,352  $      583,540  $       347,141
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                ----------------------------------------------------------------
                                                                              BASIC                      COMMODITIES    CONSUMER
                                                                 BANKING    MATERIALS   BIOTECHNOLOGY   STRATEGY (g)    PRODUCTS
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares .................................................   $     624   $     889   $          --   $         --   $  1,810
Expenses:
   Mortality and expense risk fees ..........................          --          36               8             --         --
   Administrative fees ......................................          --           4               1             --         --
--------------------------------------------------------------------------------------------------------------------------------
     Total expenses .........................................          --          40               9             --         --
--------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ......................         624         849              (9)            --      1,810
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
     portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ........................      (1,091)      5,087          (2,568)       (19,885)    13,194
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...................          --         364              --             --      1,254
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...................          --         924              --             --        904
--------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ...................................      (1,091)      6,375          (2,568)       (19,885)    15,352
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .......................       1,650        (949)         (1,202)        (4,809)     1,837
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .........................................   $   1,183   $   6,275   $      (3,779)  $    (24,694)  $ 18,999
================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

=================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                -----------------------------------------------------------------
                                                                              BASIC                      COMMODITIES    CONSUMER
                                                                 BANKING    MATERIALS   BIOTECHNOLOGY   STRATEGY (g)    PRODUCTS
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $     624   $     849   $          (9)  $         --   $   1,810
   Net realized gain (loss) on investments in portfolio
     shares .................................................      (1,091)      6,375          (2,568)       (19,885)     15,352
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ........................       1,650        (949)         (1,202)        (4,809)      1,837
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..       1,183       6,275          (3,779)       (24,694)     18,999
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......          --      23,418              --         48,119          --
   Contract redemptions .....................................      (2,871)     (3,386)           (368)          (258)     (1,269)
   Net transfers ............................................     202,038      73,564         (13,904)        44,330     288,670
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions .................................     199,167      93,596         (14,272)        92,191     287,401
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ................     200,350      99,871         (18,051)        67,497     306,400
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................      10,315      54,722          51,949             --          --
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..........................   $ 210,665   $ 154,593   $      33,898   $     67,497   $ 306,400
=================================================================================================================================

a) Formerly Dynamic Dow prior to its name change effective July 3, 2007 and Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

b) Formerly Dynamic OTC prior to its name change effective July 3, 2007 and Velocity 100 prior to its name change effective May 1, 2006.

c) Formerly Dynamic Russell 2000 prior to its name change effective July 3, 2007 and for the period November 1, 2006 (inception of fund) through December 31, 2006.

d) Formerly Dynamic S&P 500 prior to its name change effective July 3, 2007 and Titan 500 prior to its name change effective May 1, 2006.

e) Formerly Dynamic Strengthening Dollar prior to its name change effective July 3, 2007 and Strengthening Dollar prior to its name change effective May 1, 2006.

f) Formerly Dynamic Weakening Dollar prior to its name change effective July 3, 2007 and Weakening Dollar prior to its name change effective May 1, 2006.

g)    Formerly Commodities prior to its name change effective May 1, 2007.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================
                                             RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                           STRENGTHENING   WEAKENING
   DOW 2X        OTC 2X     RUSSELL 2000 2X   S&P 500 2X     DOLLAR 2X      DOLLAR 2X                             ENERGY
STRATEGY (a)  STRATEGY (b)    STRATEGY (c)   STRATEGY (d)   STRATEGY (e)  STRATEGY (f)  ELECTRONICS    ENERGY    SERVICES
---------------------------------------------------------------------------------------------------------------------------
$      1,356  $        888  $            --  $      2,203  $         366  $     12,283  $        --  $      --  $       --

          31            21               --            45             --            --          105        121         118
           4             2               --             6             --            --           14         16          16
---------------------------------------------------------------------------------------------------------------------------
          35            23               --            51             --            --          119        137         134
---------------------------------------------------------------------------------------------------------------------------
       1,321           865               --         2,152            366        12,283         (119)      (137)       (134)
---------------------------------------------------------------------------------------------------------------------------

       7,296       195,921          (47,558)      (22,253)          (721)        3,338       (1,739)   (78,653)     22,164

      22,905            --               --         8,679             --            76           --     56,336       3,133

       5,042            --               --            --             --           114           --     69,439      55,192
---------------------------------------------------------------------------------------------------------------------------
      35,243       195,921          (47,558)      (13,574)          (721)        3,528       (1,739)    47,122      80,489
---------------------------------------------------------------------------------------------------------------------------

     (11,992)       10,309               --        (6,485)            --       (12,333)       1,026    (75,648)    (52,487)
---------------------------------------------------------------------------------------------------------------------------
$     24,572  $    207,095  $       (47,558) $    (17,907) $        (355) $      3,478  $      (832) $ (28,663) $   27,868
===========================================================================================================================

===========================================================================================================================
                                             RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                           STRENGTHENING   WEAKENING
   DOW 2X        OTC 2X     RUSSELL 2000 2X   S&P 500 2X     DOLLAR 2X      DOLLAR 2X                             ENERGY
STRATEGY (a)  STRATEGY (b)    STRATEGY (c)   STRATEGY (d)   STRATEGY (e)  STRATEGY (f)  ELECTRONICS    ENERGY    SERVICES
---------------------------------------------------------------------------------------------------------------------------
$      1,321  $        865  $            --  $      2,152  $         366  $     12,283  $      (119) $    (137) $     (134)
      35,243       195,921          (47,558)      (13,574)          (721)        3,528       (1,739)    47,122      80,489

     (11,992)       10,309               --        (6,485)            --       (12,333)       1,026    (75,648)    (52,487)
---------------------------------------------------------------------------------------------------------------------------
      24,572       207,095          (47,558)      (17,907)          (355)        3,478         (832)   (28,663)     27,868
---------------------------------------------------------------------------------------------------------------------------

         (37)      157,058               --           303         (4,690)           --           --    103,436      97,609
      (4,973)       (6,015)            (220)       (2,870)        (4,720)         (130)      (5,603)   (13,865)    (16,331)
     317,314       207,958           47,778       925,671          9,765       270,384      (37,489)   520,732    (162,943)
---------------------------------------------------------------------------------------------------------------------------

     312,304       359,001           47,558       923,104            355       270,254      (43,092)   610,303     (81,665)
---------------------------------------------------------------------------------------------------------------------------
     336,876       566,096               --       905,197             --       273,732      (43,924)   581,640     (53,797)
---------------------------------------------------------------------------------------------------------------------------
      18,784       613,005               --        87,149             --            --       50,087     11,305     331,471
---------------------------------------------------------------------------------------------------------------------------
$    355,660  $  1,179,101  $            --  $    992,346  $          --  $    273,732  $     6,163  $ 592,945  $  277,674
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                                                                                       GOVERNMENT
                                                               ESSENTIAL       ESSENTIAL    EUROPE 1.25X  FINANCIAL  LONG BOND 1.2X
                                                            CONSERVATIVE (a)  MODERATE (a)  STRATEGY (b)   SERVICES   STRATEGY (c)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ...................................      $    1,887    $      1,114  $      3,318  $   3,010     $   100,576
Expenses:
   Mortality and expense risk fees .......................              --              --            16         --              --
   Administrative fees ...................................              --              --             2         --              --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .....................................              --              --            18         --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................           1,887           1,114         3,300      3,010         100,576
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................              --              --        (1,506)    (3,119)        463,656
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............              77              14         5,163      9,670              --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...............              --              --           235      1,062              --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .............................              77              14         3,892      7,613         463,656
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................             354          (1,428)       (2,672)       254          (8,596)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations ..............................      $    2,318    $       (300) $      4,520  $  10,877     $   555,636
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                                                                                       GOVERNMENT
                                                               ESSENTIAL       ESSENTIAL    EUROPE 1.25X  FINANCIAL  LONG BOND 1.2X
                                                            CONSERVATIVE (a)  MODERATE (a)  STRATEGY (b)  SERVICES    STRATEGY (c)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................      $    1,887    $      1,114  $      3,300  $   3,010     $   100,576
   Net realized gain (loss) on investments in
      portfolio shares ...................................              77              14         3,892      7,613         463,656
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................             354          (1,428)       (2,672)       254          (8,596)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .................................           2,318            (300)        4,520     10,877         555,636
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...              --          40,000        69,313      5,278          38,220
   Contract redemptions ..................................             (44)             --        (4,785)    (1,814)       (299,945)
   Net transfers .........................................         146,220              --       324,438     82,040        (330,891)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...................         146,176          40,000       388,966     85,504        (592,616)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........         148,494          39,700       393,486     96,381         (36,980)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................              --              --        18,039         --         172,050
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .....................      $  148,494    $     39,700  $    411,525  $  96,381     $   135,070
====================================================================================================================================

a)    For the period November 1, 2006 (inception of fund) through December 31,
      2006.

b) Formerly Europe Advantage prior to its name change effective July 3, 2007 and Large-Cap Europe prior to its name change effective May 1, 2006.

c) Formerly Government Long Bond Advantage prior to its name change effective July 3, 2007 and U.S. Government Bond prior to its name change effective May 1, 2006.

d)    For the period February 3, 2006 (inception of fund) through December 31,
      2006.

e) Formerly Inverse Dynamic Dow prior to its name change effective July 3, 2007 and Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

f) Formerly Inverse Government Long Bond prior to its name change effective July 3, 2007 and Juno prior to its name change effective May 1, 2006.

g) Formerly Inverse OTC prior to its name change effective July 3, 2007 and Arktos prior to its name change effective May 1, 2006.

h) Formerly Inverse Russell 2000 prior to its name change effective July 3, 2007 and Inverse Small-Cap prior to its name change effective May 1, 2006.

i) Formerly Inverse S&P 500 prior to its name change effective July 3, 2007 and Ursa prior to its name change effective May 1, 2006.

j)    Formerly Inverse Mid-Cap prior to its name change effective July 3, 2007.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================
                                          RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                INVERSE
                                  INVERSE      GOVERNMENT      INVERSE      INVERSE       INVERSE       INVERSE
 HEALTH     HEDGED                 DOW 2X      LONG BOND       MID-CAP        OTC       RUSSELL 2000    S&P 500
  CARE    EQUITY (d)  INTERNET  STRATEGY (e)  STRATEGY (f)  STRATEGY (j)  STRATEGY (g)  STRATEGY (h)  STRATEGY (i)
-------------------------------------------------------------------------------------------------------------------
$     --  $    3,847  $     --  $      1,594  $      1,055  $     10,471  $     51,857  $     90,617  $     33,709

      34          --        --            --           235            --           130            --            --
       5          --        --            --            30            --            17            --            --
-------------------------------------------------------------------------------------------------------------------
      39          --        --            --           265            --           147            --            --
-------------------------------------------------------------------------------------------------------------------
     (39)      3,847        --         1,594           790        10,471        51,710        90,617        33,709
-------------------------------------------------------------------------------------------------------------------

   8,263       6,588     3,738        (8,965)      (19,213)         (668)      (60,401)      (11,103)      (67,587)

   5,818       5,387        --            --            --            --            --            --            --

      --       1,894        --            --            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------
  14,081      13,869     3,738        (8,965)      (19,213)         (668)      (60,401)      (11,103)      (67,587)
-------------------------------------------------------------------------------------------------------------------

  (4,190)      4,125    (1,213)         (278)        3,968           425          (322)       (1,068)          181
-------------------------------------------------------------------------------------------------------------------
$  9,852  $   21,841  $  2,525  $     (7,649) $    (14,455) $     10,228  $     (9,013) $     78,446  $    (33,697)
===================================================================================================================

====================================================================================================================
                                          RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                                 INVERSE
                                    INVERSE     GOVERNMENT     INVERSE       INVERSE        INVERSE      INVERSE
  HEALTH     HEDGED                 DOW 2X      LONG BOND      MID-CAP         OTC       RUSSELL 2000    S&P 500
   CARE    EQUITY (d)  INTERNET  STRATEGY (e)  STRATEGY (f)  STRATEGY (j)  STRATEGY (g)  STRATEGY (h)  STRATEGY (i)
--------------------------------------------------------------------------------------------------------------------
$     (39) $    3,847  $     --  $      1,594  $        790  $     10,471  $     51,710  $     90,617  $     33,709
   14,081      13,869     3,738        (8,965)      (19,213)         (668)      (60,401)      (11,103)      (67,587)

   (4,190)      4,125    (1,213)         (278)        3,968           425          (322)       (1,068)          181
--------------------------------------------------------------------------------------------------------------------
    9,852      21,841     2,525        (7,649)      (14,455)       10,228        (9,013)       78,446       (33,697)
--------------------------------------------------------------------------------------------------------------------

       --      41,402     3,130        81,439        29,571         5,625        15,421       830,345        76,902
     (833)    (43,352)   (3,352)       (4,341)      (28,354)       (2,156)     (119,071)      (41,231)      (77,279)
  124,063     303,906    25,413        46,445      (146,049)       30,452       215,781      (796,141)      (43,645)
--------------------------------------------------------------------------------------------------------------------

  123,230     301,956    25,191       123,543      (144,832)       33,921       112,131        (7,027)      (44,022)
--------------------------------------------------------------------------------------------------------------------
  133,082     323,797    27,716       115,894      (159,287)       44,149       103,118        71,419       (77,719)
--------------------------------------------------------------------------------------------------------------------
   24,534          --    17,277            --       324,683            --       223,761       122,132       100,000
--------------------------------------------------------------------------------------------------------------------
$ 157,616  $  323,797  $ 44,993  $    115,894  $    165,396  $     44,149  $    326,879  $    193,551  $     22,281
====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ------------------------------------------------------------
                                                                         JAPAN 1.25X  LARGE-CAP  LARGE-CAP             MID-CAP 1.5X
                                                                        STRATEGY (a)   GROWTH      VALUE     LEISURE   STRATEGY (b)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $      9,650  $      --  $   3,168  $      --  $        904
Expenses:
   Mortality and expense risk fees ...................................            98         64         70          8           517
   Administrative fees ...............................................            13          8          9          1            67
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .................................................           111         72         79          9           584
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................         9,539        (72)     3,089         (9)          320
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................         5,732     14,897     24,549     10,990        68,873
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................        43,760      3,390      3,854      8,316        52,248
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................         5,131        705      6,282      4,554        11,601
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares ......................................        54,623     18,992     34,685     23,860       132,722
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................       (64,930)     1,553     (1,844)    (4,615)      (37,037)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......  $       (768) $  20,473  $  35,930  $  19,236  $     96,005
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                       RYDEX VARIABLE TRUST (CONTINUED)
                                                                         -----------------------------------------------------------
                                                                         JAPAN 1.25X  LARGE-CAP  LARGE-CAP             MID-CAP 1.5X
                                                                         STRATEGY (a)   GROWTH     VALUE     LEISURE   STRATEGY (b)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................................  $     9,539  $     (72) $   3,089  $      (9) $        320
   Net realized gain (loss) on investments in portfolio shares ........       54,623     18,992     34,685     23,860       132,722
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares .............................................      (64,930)     1,553     (1,844)    (4,615)      (37,037)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...........         (768)    20,473     35,930     19,236        96,005
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ................      116,056     39,913     97,886        625        38,314
   Contract redemptions ...............................................      (14,432)   (18,411)   (89,888)    (5,928)      (18,262)
   Net transfers ......................................................      (51,737)   147,418    382,054    461,813     1,696,194
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions .................................................       49,887    168,920    390,052    456,510     1,716,246
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ........................       49,119    189,393    425,982    475,746     1,812,251
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................................      267,201     34,141    127,505         --        51,200
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .................................  $   316,320  $ 223,534  $ 553,487  $ 475,746  $  1,863,451
====================================================================================================================================

a) Formerly Japan Advantage prior to its name change effective July 3, 2007 and Large Cap Japan prior to its name change effective May 1, 2006.

b) Formerly Mid Cap Advantage prior to its name change effective July 3, 2007 and Medius prior to its name change effective May 1, 2006.

c) Formerly Russell 2000 Advantage prior to its name change effective July 3, 2007 and Mekros prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================
                                      RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------
 MID-CAP    MID-CAP                            PRECIOUS     REAL                 RUSSELL 2000 1.5X   SECTOR
 GROWTH      VALUE       NOVA         OTC       METALS     ESTATE     RETAILING     STRATEGY (c)    ROTATION
-------------------------------------------------------------------------------------------------------------
$      --  $   3,448  $   1,510  $         --  $       --  $   9,108  $      --     $      3,631    $     --

        6          3         90           935          44         64         --              651          23
        1         --         12           122           6          8         --               85           3
-------------------------------------------------------------------------------------------------------------
        7          3        102         1,057          50         72         --              736          26
-------------------------------------------------------------------------------------------------------------
       (7)     3,445      1,408        (1,057)        (50)     9,036         --            2,895         (26)
-------------------------------------------------------------------------------------------------------------

  (20,002)    39,066     22,431       280,809     (38,131)     2,741      3,354          519,309       6,968

    4,451         --         --            --          --      6,671        226               --       1,228

    2,276         --         --            --          --     11,030        785               --      11,220
-------------------------------------------------------------------------------------------------------------
  (13,275)    39,066     22,431       280,809     (38,131)    20,442      4,365          519,309      19,416
-------------------------------------------------------------------------------------------------------------

   (6,424)    10,345      4,432        77,925      76,054    (11,352)    (1,196)          32,985      10,530
-------------------------------------------------------------------------------------------------------------
$ (19,706) $  52,856  $  28,271  $    357,677  $   37,873  $  18,126  $   3,169     $    555,189    $ 29,920
=============================================================================================================

=============================================================================================================

                                      RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------
 MID-CAP    MID-CAP                             PRECIOUS      REAL               RUSSELL 2000 1.5X   SECTOR
 GROWTH      VALUE       NOVA         OTC        METALS      ESTATE   RETAILING     STRATEGY (c)    ROTATION
-------------------------------------------------------------------------------------------------------------
$      (7) $   3,445  $   1,408  $     (1,057) $      (50) $   9,036  $      --     $      2,895    $    (26)
  (13,275)    39,066     22,431       280,809     (38,131)    20,442      4,365          519,309      19,416

   (6,424)    10,345      4,432        77,925      76,054    (11,352)    (1,196)          32,985      10,530
-------------------------------------------------------------------------------------------------------------
  (19,706)    52,856     28,271       357,677      37,873     18,126      3,169          555,189      29,920
-------------------------------------------------------------------------------------------------------------

   54,610     61,552      5,575           383     193,030         (6)        --           47,906     122,291
  (78,273)   (86,453)    (4,964)     (123,050)    (16,037)   (21,200)    (1,770)         (34,875)    (38,452)
  (79,036)   436,190    651,754    (4,196,329)    900,607    358,692     40,829        4,146,002     102,751
-------------------------------------------------------------------------------------------------------------

 (102,699)   411,289    652,365    (4,318,996)  1,077,600    337,486     39,059        4,159,033     186,590
-------------------------------------------------------------------------------------------------------------
 (122,405)   464,145    680,636    (3,961,319)  1,115,473    355,612     42,228        4,714,222     216,510
-------------------------------------------------------------------------------------------------------------
  235,196    178,394     40,795     4,052,664     319,752     19,012         --           55,862      49,054
-------------------------------------------------------------------------------------------------------------
$ 112,791  $ 642,539  $ 721,431  $     91,345  $1,435,225  $ 374,624  $  42,228     $  4,770,084    $265,564
=============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                               SMALL-CAP   SMALL-CAP                    TELE-
                                                                GROWTH       VALUE     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $       --   $   3,845   $       --   $        1,244   $           --
Expenses:
   Mortality and expense risk fees ........................           22          12           11                7               17
   Administrative fees ....................................            3           1            1                1                2
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................           25          13           12                8               19
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..................          (25)      3,832          (12)           1,236              (19)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................     (271,994)     26,609       39,775           19,946             (802)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ................        1,662      17,307           --            1,217               --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ................        4,937      22,950           --               --               --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares .................................     (265,395)     66,866       39,775           21,163             (802)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................         (947)      3,060         (189)             126           (2,645)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................   $ (266,367)  $  73,758   $   39,574   $       22,525   $       (3,466)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                               SMALL-CAP   SMALL-CAP                    TELE-
                                                                GROWTH       VALUE     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $      (25)  $   3,832   $      (12)  $        1,236   $          (19)
   Net realized gain (loss) on investments in portfolio
      shares ..............................................     (265,395)     66,866       39,775           21,163             (802)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................         (947)      3,060         (189)             126           (2,645)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................     (266,367)     73,758       39,574           22,525           (3,466)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....      221,113      95,450           39               --            8,292
   Contract redemptions ...................................       (7,811)    (31,269)      (4,553)            (429)          (4,628)
   Net transfers ..........................................      291,240     534,346        5,118          (12,131)          (9,263)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .............................      504,542     598,527          604          (12,560)          (5,599)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............      238,175     672,285       40,178            9,965           (9,065)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................       30,637      38,347           --               --           45,093
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .....................   $  268,812   $ 710,632   $   40,178   $        9,965   $       36,028
====================================================================================================================================

a) For the period May 1, 2006 (inception of fund) through December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                              THIRD        VAN ECK
                                                                                                              AVENUE      WORLDWIDE
                                                                                                             VARIABLE     INSURANCE
RYDEX VARIABLE TRUST (CONTINUED)     SELIGMAN PORTFOLIOS              T. ROWE PRICE EQUITY SERIES          SERIES TRUST  TRUST FUND
--------------------------------  --------------------------  -------------------------------------------  ------------  -----------
      U.S.
   GOVERNMENT                     COMMUNICATIONS
     MONEY                              AND         GLOBAL        BLUE         EQUITY         HEALTH                      ABSOLUTE
     MARKET         UTILITIES       INFORMATION   TECHNOLOGY  CHIP II (a)  INCOME II (a)  SCIENCES II (a)      VALUE       RETURN
------------------------------------------------------------------------------------------------------------------------------------
$        452,828  $        4,233  $           --  $       --  $     1,617  $       7,482  $            --  $     30,621  $       --

           1,385              20              31          34           --             --               --         1,231          --
             181               2               4           5           --             --               --           161          --
------------------------------------------------------------------------------------------------------------------------------------
           1,566              22              35          39           --             --               --         1,392          --
------------------------------------------------------------------------------------------------------------------------------------
         451,262           4,211             (35)        (39)       1,617          7,482               --        29,229          --
------------------------------------------------------------------------------------------------------------------------------------

              --           9,358          (1,000)        247       12,952            253              (85)        3,498       3,302

              --              --              --          --           --          5,388               --         1,428          --

              --           1,877              --          --           --         25,863               --       102,869          --
------------------------------------------------------------------------------------------------------------------------------------
              --          11,235          (1,000)        247       12,952         31,504              (85)      107,795       3,302
------------------------------------------------------------------------------------------------------------------------------------

              --             513          26,055       7,365       49,802         61,836           20,285        80,689      16,906
------------------------------------------------------------------------------------------------------------------------------------
$        451,262  $       15,959  $       25,020  $    7,573  $    64,371  $     100,822  $        20,200  $    217,713  $   20,208
====================================================================================================================================

====================================================================================================================================
                                                                                                              THIRD        VAN ECK
                                                                                                              AVENUE      WORLDWIDE
                                                                                                             VARIABLE     INSURANCE
RYDEX VARIABLE TRUST (CONTINUED)     SELIGMAN PORTFOLIOS              T. ROWE PRICE EQUITY SERIES          SERIES TRUST  TRUST FUND
--------------------------------  --------------------------  -------------------------------------------  ------------  -----------
      U.S.
   GOVERNMENT                     COMMUNICATIONS
     MONEY                              AND         GLOBAL        BLUE         EQUITY         HEALTH                      ABSOLUTE
     MARKET         UTILITIES       INFORMATION   TECHNOLOGY  CHIP II (a)  INCOME II (a)  SCIENCES II (a)      VALUE       RETURN
------------------------------------------------------------------------------------------------------------------------------------
$        451,262  $        4,211  $          (35) $      (39) $     1,617  $       7,482  $            --  $     29,229  $       --
              --          11,235          (1,000)        247       12,952         31,504              (85)      107,795       3,302

              --             513          26,055       7,365       49,802         61,836           20,285        80,689      16,906
------------------------------------------------------------------------------------------------------------------------------------
         451,262          15,959          25,020       7,573       64,371        100,822           20,200       217,713      20,208
------------------------------------------------------------------------------------------------------------------------------------

      23,508,296         147,412          16,924      73,731       68,955        318,693            2,804     2,004,757     239,935
      (1,398,080)         (7,171)           (987)     (6,424)     (28,444)        (3,147)          (3,063)      (28,574)     (7,454)
     (17,628,166)        (29,954)        680,905      20,555      738,457        964,486          358,270       864,478     240,124
------------------------------------------------------------------------------------------------------------------------------------

       4,482,050         110,287         696,842      87,862      778,968      1,280,032          358,011     2,840,661     472,605
------------------------------------------------------------------------------------------------------------------------------------
       4,933,312         126,246         721,862      95,435      843,339      1,380,854          378,211     3,058,374     492,813
------------------------------------------------------------------------------------------------------------------------------------
       9,206,149         140,930             929       1,202           --             --               --       426,546          --
------------------------------------------------------------------------------------------------------------------------------------
$     14,139,461  $      267,176  $      722,791  $   96,637  $   843,339  $   1,380,854  $       378,211  $  3,484,920  $  492,813
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                                                        WELLS FARGO
                                                                                   VAN ECK WORLDWIDE                   ADVANTAGE VT
                                                                             INSURANCE TRUST FUND (CONTINUED)              FUNDS
                                                               -----------------------------------------------------   -------------
                                                                              EMERGING         HARD          REAL
                                                                   BOND        MARKETS        ASSETS        ESTATE       DISCOVERY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $     5,731   $     1,383   $       392   $       976   $         --
Expenses:
   Mortality and expense risk fees .........................            38         1,619           144           392          2,175
   Administrative fees .....................................             5           211            19            51            283
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................            43         1,830           163           443          2,458
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................         5,688          (447)          229           533         (2,458)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..................................        14,721        28,012        22,212        39,604          2,906
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................            --         2,527        11,112         1,416             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................            --        19,244        22,184        16,773             --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares ............................        14,721        49,783        55,508        57,793          2,906
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................        18,893       116,671        41,944       119,652         77,011
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................   $    39,302   $   166,007   $    97,681   $   177,978   $     77,459
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                                                        WELLS FARGO
                                                                                   VAN ECK WORLDWIDE                   ADVANTAGE VT
                                                                             INSURANCE TRUST FUND (CONTINUED)              FUNDS
                                                               -----------------------------------------------------   -------------
                                                                              EMERGING         HARD          REAL
                                                                   BOND        MARKETS        ASSETS        ESTATE       DISCOVERY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $     5,688   $      (447)  $       229   $       533   $     (2,458)
   Net realized gain (loss) on investments in portfolio
      shares ...............................................        14,721        49,783        55,508        57,793          2,906
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...................        18,893       116,671        41,944       119,652         77,011
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................        39,302       166,007        97,681       177,978         77,459
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....       297,977       342,331       496,899       133,098        456,694
   Contract redemptions ....................................       (15,634)      (56,750)      (17,702)       (7,868)       (15,951)
   Net transfers ...........................................       506,766     1,091,831     1,587,714       761,451         (3,908)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..............................       789,109     1,377,412     2,066,911       886,681        436,835
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............       828,411     1,543,419     2,164,592     1,064,659        514,294
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................        18,531       269,491       308,256        35,813        163,166
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ......................   $   846,942   $ 1,812,910   $ 2,472,848   $ 1,100,472   $    677,460
====================================================================================================================================

      The accompanying notes are an integral part of these financial statements.

==============================
 WELLS FARGO
ADVANTAGE VT
    FUNDS
 (CONTINUED)
--------------
                   COMBINED
OPPORTUNITY         TOTAL
--------------  --------------

$          --   $   3,280,010

        1,000          47,323
          130           6,173
--------------  --------------
        1,130          53,496
--------------  --------------
       (1,130)      3,226,514
--------------  --------------

          602       2,078,102

           --         618,977

       21,809       1,434,892
--------------  --------------
       22,411       4,131,971
--------------  --------------

        2,118       2,755,763
--------------  --------------
$      23,399   $  10,114,248
==============  ==============

==============================
 WELLS FARGO
ADVANTAGE VT
    FUNDS
 (CONTINUED)
--------------
                   COMBINED
 OPPORTUNITY        TOTAL
--------------  --------------

$      (1,130)  $   3,226,514
       22,411       4,131,971

        2,118       2,755,763
--------------  --------------
       23,399      10,114,248
--------------  --------------

       84,481     108,330,368
       (3,568)    (13,503,493)
       12,908          98,393
--------------  --------------

       93,821      94,925,268
--------------  --------------
      117,220     105,039,516
--------------  --------------
      176,955      45,804,982
--------------  --------------
$     294,175   $ 150,844,498
==============  ==============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 AND 2006

================================================================================

(1) GENERAL

      Jefferson National Life Annuity Account G ("Account G") was established on September 26, 1997 by the Jefferson National Life Insurance Company ("Company"), and commenced operations on April 29, 1998. Account G is used as a funding vehicle for several flexible premium deferred annuity contracts issued by the Company. The products that are funded through Account G are Monument, Monument Advisor AK AZ CA CO FL MI MO OH SC ("Monument Advisor Limited") and Monument Advisor, which are registered under the Securities Act of 1933. Account G is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code.

      Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc. ("JNF Holdings") ,a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company. The Monument and Monument Advisor Limited (which was initially offered December 19, 2004) are no longer offered effective December 13, 2005 and May 1, 2005, respectively. Monument Advisor was offered effective May 4, 2005.

      As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holdings, an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC"). This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards No. 141, "Business Combinations". From then forward the Company is wholly-owned by JNFC. JNFC is a wholly owned subsidiary of Inviva, Inc. and JNF Holdings,

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the JNF Balanced and Equity portfolios, but subadvises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters

      Currently, however, there are no legal proceedings to which Account G is a party or to which the assets of Account G are subject. Neither the Company nor Jefferson National Financial Securities Corporation (formerly Inviva Securities Corporation prior to its name change effective July 1, 2006), the distributor of the Account G's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account G.

      The following Variable Account investment options are available with only certain variable annuities offered through Account G.:

AIM VARIABLE INSURANCE FUNDS
      Basic Value Fund Series II
      Capital Development Series I
      Core Equity Fund Series I
      Financial Services Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      Government Securities Series I
      High Yield Fund Series I
      International Growth Series I
      Mid Cap Core Equity Fund Series II
      Technology Fund Series I

THE ALGER AMERICAN FUND
      Growth Portfolio
      Leveraged AllCap Portfolio
      MidCap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Growth and Income Portfolio - Class A
      Small-Mid Cap Value Portfolio - Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Large Company Value Fund
      Ultra Fund
      Value Fund
      Vista Fund

CREDIT SUISSE TRUST
      Commodity Return Strategy Portfolio

DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund
      Evolution VP All Cap Equity Fund
      Evolution VP Managed Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
      Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
      International Value Portfolio

FEDERATED INSURANCE SERIES
      Capital Income Fund II
      High Income Bond Fund II
      International Equity Fund II
      Kaufmann Fund II
      Market Opportunity Fund II

JANUS ASPEN SERIES - INSTITUTIONAL SHARES
      Balanced Portfolio
      Forty Portfolio
      Global Sciences Portfolio
      Growth and Income Portfolio
      Large Cap Growth Portfolio
      Mid Cap Growth Portfolio
      Mid Cap Value Portfolio
      Worldwide Growth Portfolio

JANUS ASPEN SERIES - SERVICE SHARES
      INTECH Risk-Managed Core Portfolio
      INTECH Risk-Managed Growth Portfolio
      Small Company Value Portfolio

LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Portfolio
      International Equity Portfolio
      Small Cap Portfolio
      US Strategic Equity Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      Aggressive Growth Portfolio
      Capital and Income Portfolio
      Fundamental Value Portfolio
      Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST
      Global High Yield Bond Portfolio
      Government Portfolio
      Strategic Bond Portfolio

LORD ABBETT SERIES FUND, INC.
      America's Value Portfolio
      Bond Debentures Portfolio
      Growth and Income Portfolio
      International Portfolio
      Large Cap Core Portfolio

NATIONWIDE VARIABLE INSURANCE TRUST
      Bond Index Fund
      International index Fund
      Mid Cap Index Fund
      S&P 500 Index Fund
      Small Cap Index Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Lehman Brothers High Income Bond Portfolio
      Lehman Brothers Short Duration Bond Portfolio
      Fasciano Portfolio
      Mid-Cap Growth Portfolio
      Partners Portfolio
      Regency Portfolio
      Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
      Changing Parameters
      JNF Balanced Fund
      JNF Equity Fund

PIMCO VARIABLE INSURANCE TRUST
      All Asset Portfolio
      CommodityRealReturn Strategy Portfolio
      Emerging Markets Bond Portfolio
      Foreign Bond US Dollar Hedged Portfolio
      Global Bond Unhedged Portfolio
      High Yield Portfolio
      Long Term US Government Portfolio
      Low Duration Portfolio
      Money Market Portfolio
      RealEstateRealReturn Portfolio
      Real Return Bond Portfolio
      Short-Term Portfolio
      StocksPLUS Total Return Portfolio
      Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
      Bond Portfolio
      Cullen Value Portfolio
      Emerging Markets Portfolio
      Equity Income Portfolio
      Fund Portfolio
      Global High Yield Portfolio
      High Yield Portfolio
      International Value Portfolio
      Mid Cap Value Portfolio
      Small Cap Value Portfolio
      Strategic Income Portfolio

ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio

RYDEX VARIABLE TRUST
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Clermont Fund
      Absolute Return Strategies Fund
      Banking Fund
      Basic Materials Fund
      Biotechnology Fund
      Commodities Strategy Fund
      Consumer Products Fund
      Dow 2X Strategy Fund
      Electronics Fund
      Energy Fund
      Energy Services Fund
      Essential Portfolio Aggressive Fund
      Essential Portfolio Conservative Fund
      Essential Portfolio Moderate Fund
      Europe 1.25X Strategy Fund
      Financial Services Fund
      Government Long Bond 1.2X Strategy Fund
      Health Care Fund
      Hedged Equity Fund
      Internet Fund
      Inverse Dow 2X Strategy Fund
      Inverse Government Long Bond Strategy Fund
      Inverse Mid-Cap Strategy Fund
      Inverse OTC Strategy Fund
      Inverse Russell 2000 Strategy Fund
      Inverse S&P 500 Strategy Fund
      Japan 1.25X Strategy Fund
      Large-Cap Growth Fund
      Large-Cap Value Fund
      Leisure Fund
      Mid Cap 1.5X Strategy Fund
      Mid-Cap Growth Fund
      Mid-Cap Value Fund
      Multi-Cap Core Equity Fund
      Nova Fund
      OTC 2X Strategy Fund
      OTC Fund
      Precious Metals Fund
      Real Estate Fund
      Retailing Fund
      Russell 2000 1.5X Strategy Fund
      Russell 2000 2X Strategy Fund
      S&P 500 2X Strategy Fund
      Sector Rotation Fund
      Small-Cap Growth Fund
      Small-Cap Value Fund
      Strengthening Dollar 2X Strategy Fund
      Technology Fund
      Telecommunications Fund
      Transportation Fund
      U.S. Government Money Market Fund
      Utilities Fund
      Weakening Dollar 2X Strategy Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
      Communications and Information Portfolio
      Global Technology Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

THIRD AVENUE VARIABLE SERIES TRUST

      Value Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

      Blue Chip Growth II
      Equity Income II
      Health Science II

T. ROWE PRICE FIXED INCOME SERIES, INC.

      Limited-Term Bond II

VAN ECK WORLDWIDE INSURANCE TRUST

      Absolute Return Fund
      Bond Fund
      Emerging Markets Fund
      Hard Assets Fund
      Real Estate Fund

WELLS FARGO ADVANTAGE VT FUNDS

      Discovery Fund
      Opportunity Fund
      Small-Mid Cap Value Fund

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account G does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $2,097,524,899 and $1,289,010,362 for the years ended December 31, 2007 and
2006, respectively. The aggregate proceeds from sales of investments in portfolio shares were $1,910,020,465 and $1,188,804,306 for the years ended December 31, 2007 and 2006, respectively.

(4) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor and Monument Advisor Limited contract. These fees were $ 255,440 and $98,097 for the years ended December 31, 2007 and 2006, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

      The Company deducts a total daily charge from the total investments of the Monument product, which is equivalent to an effective annual rate of 1.30 percent, consisting of the 1.15 percent for the mortality and expense risks and ..15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $48,971 and $47,323 for the years ended December 31, 2007 and 2006, respectively. The administrative expenses were $6,386 and $6,173 for the years ended December 31, 2007 and 2006, respectively.

      Pursuant to an agreement between Account G for the Monument product and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

accompanying Statements of Changes in Net Assets. These sales and administrative charges were $1,030 and $1,246 for the years ended December 31, 2007 and 2006, respectively.

      Effective May 1, 2007, the Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $3,299 for the year ended December 31, 2007.

(5) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account G.

      As the total return is presented using the minimum (Monument Advisor) and maximum (Monument) expense ratio unit values, not all products are represented. It is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

========================================================================================================================
                                                             AS OF DECEMBER 31*
                                                       ------------------------------              INVESTMENT
                                                       UNITS      UNIT     NET ASSETS     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)     VALUE      (000S)      RETURN       RATIO       RATIO
------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
 Basic Value Fund
   2007  Total .....................................      15                 $  192                    0.25%
         Monument Advisor ..........................      --     $ 12.64         --        1.36%         --        N/A
         Monument ..................................      --       16.41         --        0.06%         --       1.30%
   2006  Total .....................................       9                    111                    0.11%
         Monument Advisor ..........................      --       12.47         --       12.95%         --        N/A
         Monument ..................................      --       16.40         --       11.49%         --       1.30%
   2005  Total .....................................      11                    119                    0.00%
         Monument Advisor ..........................      --       11.04         --        8.66%         --        N/A
         Inception May 4 ...........................      --       10.16         --         N/A         N/A        N/A
         Monument ..................................      --       14.71         --        4.03%         --       1.30%
   2004  Monument ..................................      --       14.14         --        9.43%       0.00%      1.30%
   2003  Monument ..................................      --       12.92         --       29.22%       0.00%      1.30%
         Inception May 1 ...........................      --        9.99         --         N/A         N/A        N/A
 Capital Development Fund
   2007  Total .....................................      --                     --                    0.00%
         Monument Advisor ..........................      --        9.87         --        0.20%         --        N/A
         Inception November 9, 2007 ................      --        9.85         --         N/A         N/A        N/A
 Core Equity Fund
   2007  Total .....................................      10                    113                    1.13%
         Monument Advisor ..........................      --       11.85         --        8.12%         --        N/A
         Monument ..................................      --       11.60         --        6.72%         --       1.30%
   2006  Total .....................................       8                     89                    1.60%
         Monument Advisor ..........................      --       10.96         --        9.16%         --        N/A
         Inception April 28 ........................      --       10.04         --         N/A         N/A        N/A
         Monument ..................................      --       10.87         --        8.27%         --       1.30%
         Inception April 28 ........................      --       10.04         --         N/A         N/A        N/A
 Financial Services Fund
   2007  Total .....................................      --                      4                    1.19%
         Monument Advisor ..........................      --       10.30         --      -22.21%         --        N/A
         Monument ..................................      --       10.31         --      -23.23%         --       1.30%
   2006  Total .....................................       3                     45                    1.38%
         Monument Advisor ..........................      --       13.24         --       16.45%         --        N/A
         Monument ..................................      --       13.43         --       14.98%         --       1.30%
   2005  Total .....................................      14                    159                    5.72%
         Monument Advisor ..........................      --       11.37         --       11.04%         --        N/A
         Inception May 4 ...........................      --       10.24         --         N/A         N/A        N/A
         Monument ..................................      --       11.68         --        4.47%         --       1.30%
   2004  Monument ..................................      --       11.18         --        7.31%       0.00%      1.30%
   2003  Monument ..................................      --       10.42          3       27.91%       0.25%      1.30%
 Global Health Care Fund
   2007  Total .....................................      12                    159                    0.00%
         Monument Advisor ..........................      --       13.27         --       11.89%         --        N/A
         Monument ..................................      --       12.51         --       10.41%         --       1.30%
   2006  Total .....................................       3                     40                    0.00%
         Monument Advisor ..........................      --       11.86         --        5.24%         --        N/A
         Monument ..................................      --       11.33         --        3.85%         --       1.30%
   2005  Total .....................................       1                     11                    0.00%
         Monument Advisor ..........................      --       11.27         --       11.25%         --        N/A
         Inception May 4 ...........................      --       10.13         --         N/A         N/A        N/A
         Monument ..................................      --       10.91         --        6.75%         --       1.30%
   2004  Monument ..................................      --       10.22          3        6.18%       0.00%      1.30%
   2003  Monument ..................................      --        9.63          2       26.13%       0.00%      1.30%
 Global Real Estate Fund
   2007  Total .....................................     179                  2,967                    5.83%
         Monument Advisor ..........................      --       15.78         --       -5.57%         --        N/A
         Monument ..................................      --       29.04         --       -6.77%         --       1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

========================================================================================================================
                                                             AS OF DECEMBER 31*
                                                       ------------------------------              INVESTMENT
                                                       UNITS      UNIT     NET ASSETS     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)     VALUE      (000S)      RETURN       RATIO       RATIO
------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS: (continued)
 Global Real Estate Fund (continued)
   2006  Total .....................................      90                 $ 1,710                   3.33%
         Monument Advisor ..........................      --     $ 16.71          --      42.58%         --        N/A
         Monument ..................................      --       31.15          --      40.76%         --       1.30%
   2005  Total .....................................      12                     230                   1.54%
         Monument Advisor ..........................      --       11.72          --      16.15%         --        N/A
         Inception May 4 ...........................      --       10.09          --        N/A         N/A        N/A
         Monument ..................................      --       22.13          --      12.79%         --       1.30%
   2004  Monument ..................................       5       19.62          92      34.79%       1.16%      1.30%
   2003  Monument ..................................       1       14.56           9      37.03%       1.87%      1.30%
 Government Securities Fund
   2007  Total .....................................      --                      --                   0.00%
         Monument Advisor ..........................      --       10.13                  1.20%          --        N/A
         Inception November 9, 2007 ................      --       10.01          --        N/A         N/A        N/A
 High Yield Fund
   2007  Total .....................................      64                     748                   1.47%
         Monument Advisor ..........................      --       11.72          --       1.30%         --        N/A
         Monument ..................................      --       11.93          --      -0.08%         --       1.30%
   2006  Total .....................................     224                   2,587                  13.90%
         Monument Advisor ..........................      --       11.57          --      10.72%         --        N/A
         Monument ..................................      --       11.94          --       9.24%         --       1.30%
   2005  Total .....................................     316                   3,302                  49.60%
         Monument Advisor ..........................      --       10.45          --       4.19%         --        N/A
         Inception May 4 ...........................      --       10.03          --        N/A         N/A        N/A
         Monument ..................................      --       10.93          --       1.39%         --       1.30%
   2004  Monument ..................................      --       10.78           4       8.12%       3.07%      1.30%
         Inception May 1 ...........................      --        9.97          --        N/A         N/A        N/A
 International Growth Fund
   2007  Total .....................................       1                      12                   1.04%
         Monument Advisor ..........................      --        9.67          --      -1.43%         --        N/A
         Inception November 9, 2007 ................      --        9.81          --        N/A         N/A        N/A
 Mid Cap Core Equity Fund
   2007  Total .....................................      35                     463                   0.06%
         Monument Advisor ..........................      --       13.32          --       9.27%         --        N/A
         Monument ..................................      --       17.41          --       7.87%         --       1.30%
   2006  Total .....................................       5                      57                   2.75%
         Monument Advisor ..........................      --       12.19          --      11.02%         --        N/A
         Monument ..................................      --       16.14          --       9.57%         --       1.30%
   2005  Total .....................................      --                      --                   0.00%
         Monument Advisor ..........................      --       10.98          --       8.71%         --        N/A
         Inception May 4 ...........................      --       10.10          --        N/A         N/A        N/A
         Monument ..................................      --       14.73          --       5.90%         --       1.30%
   2004  Monument ..................................      --       13.91          --      12.06%       0.00%      1.30%
   2003  Monument ..................................      --       12.41          --      24.65%       0.00%      1.30%
         Inception May 1 ...........................      --        9.96          --        N/A         N/A        N/A
 Technology Fund
   2007  Total .....................................       2                      29                   0.00%
         Monument Advisor ..........................      --       13.80                   7.64%         --        N/A
         Monument ..................................      --        6.58                   6.30%         --       1.30%
   2006  Total .....................................      22                     284                   0.00%
         Monument Advisor ..........................      --       12.82          --      10.52%         --        N/A
         Monument ..................................      --        6.19          --       8.98%         --       1.30%
   2005  Total .....................................      20                     230                   0.00%
         Monument Advisor ..........................      --       11.60          --      14.17%         --        N/A
         Inception May 4 ...........................      --       10.16          --        N/A         N/A        N/A
         Monument ..................................      --        5.68          --       0.89%         --       1.30%
   2004  Monument ..................................       6        5.63          31       3.33%       0.00%      1.30%
   2003  Monument ..................................      --        5.45           2      43.42%       0.00%      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

========================================================================================================================
                                                             AS OF DECEMBER 31*
                                                       ------------------------------              INVESTMENT
                                                       UNITS      UNIT     NET ASSETS     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)     VALUE      (000S)      RETURN       RATIO       RATIO
------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
 Growth Portfolio
   2007  Total .....................................     112                 $ 1,685                   0.27%
         Monument Advisor ..........................      --     $ 14.90          --      19.97%         --        N/A
         Monument ..................................      --       21.20          --      18.37%         --       1.30%
   2006  Total .....................................      30                     381                   0.12%
         Monument Advisor ..........................      --       12.42          --       5.17%         --        N/A
         Monument ..................................      --       17.91          --       3.77%         --       1.30%
   2005  Total .....................................      25                     302                   0.11%
         Monument Advisor ..........................      --       11.81          --      16.13%         --        N/A
         Inception May 4 ...........................      --       10.17          --        N/A         N/A        N/A
         Monument ..................................      --       17.26          --      10.64%         --       1.30%
   2004  Monument ..................................       4       15.60          58       4.11%       0.00%      1.30%
   2003  Monument ..................................       5       14.98          71      33.42%       0.00%      1.30%
THE ALGER AMERICAN FUND:
 Leveraged AllCap Portfolio
   2007  Total .....................................     304                   5,873                   0.00%
         Monument Advisor ..........................      --       19.20          --      33.52%         --        N/A
         Monument ..................................      --       32.65          --      31.81%         --       1.30%
   2006  Total .....................................      15                     244                   0.00%
         Monument Advisor ..........................      --       14.38          --      19.24%         --        N/A
         Monument ..................................      --       24.77          --      17.73%         --       1.30%
   2005  Total .....................................      16                     228                   0.00%
         Monument Advisor ..........................      --       12.06          --      18.82%         --        N/A
         Inception May 4 ...........................      --       10.15          --        N/A         N/A        N/A
         Monument ..................................      --       21.04          --      12.94%         --       1.30%
   2004  Monument ..................................       4       18.63          73       6.80%       0.00%      1.30%
   2003  Monument ..................................       5       17.44          94      32.99%       0.00%      1.30%
 MidCap Growth Portfolio
   2007  Total .....................................     200                   3,553                   0.00%
         Monument Advisor ..........................      --       17.23          --      31.53%         --        N/A
         Monument ..................................      --       34.51          --      29.83%         --       1.30%
   2006  Total .....................................      23                     390                   0.00%
         Monument Advisor ..........................      --       13.10          --      10.18%         --        N/A
         Monument ..................................      --       26.58          --       8.71%         --       1.30%
   2005  Total .....................................       6                     141                   0.00%
         Monument Advisor ..........................      --       11.89          --      17.14%         --        N/A
         Inception May 4 ...........................      --       10.15          --        N/A         N/A        N/A
         Monument ..................................      --       24.45          --       8.43%         --       1.30%
   2004  Monument ..................................       6       22.55         144      11.58%       0.00%      1.30%
   2003  Monument ..................................       9       20.21         177      45.89%       0.00%      1.30%
 Small Capitalization Portfolio
   2007  Total .....................................      67                   1,200                   0.00%
         Monument Advisor ..........................      --       17.89                  17.23%         --        N/A
         Monument ..................................      --       18.96                  15.68%         --       1.30%
   2006  Total .....................................      50                     769                   0.00%
         Monument Advisor ..........................      --       15.26          --      19.97%         --        N/A
         Monument ..................................      --       16.39          --      18.51%         --       1.30%
   2005  Total .....................................      13                     168                   0.00%
         Monument Advisor ..........................      --       12.72          --      25.07%         --        N/A
         Inception May 4 ...........................      --       10.17          --        N/A         N/A        N/A
         Monument ..................................      --       13.83          --      15.35%         --       1.30%
   2004  Monument ..................................       5       11.99          61      15.08%       0.00%      1.30%
   2003  Monument ..................................       8       10.42          82      40.51%       0.00%      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

========================================================================================================================
                                                             AS OF DECEMBER 31*
                                                       ------------------------------              INVESTMENT
                                                       UNITS      UNIT     NET ASSETS     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)     VALUE      (000S)      RETURN       RATIO       RATIO
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
 Growth and Income Portfolio
   2007  Total .....................................      39                 $   456                   0.80%
         Monument Advisor ..........................      --     $ 11.73          --       5.20%         --        N/A
         Monument ..................................      --       14.14          --       3.82%         --       1.30%
   2006  Total .....................................       8                      93                   0.00%
         Monument Advisor ..........................      --       11.15          --      11.95%         --        N/A
         Inception May 1 ...........................      --        9.96          --        N/A         N/A        N/A
         Monument ..................................      --       13.62          --      15.72%         --       1.30%
   2005  Total .....................................      --                      --                   2.67%
         Monument ..................................      --       11.77          --       3.52%         --       1.30%
   2004  Monument ..................................      --       11.37           1      10.04%       0.89%      1.30%
   2003  Monument ..................................       1       10.33           1      30.79%       1.10%      1.30%
 Small-Mid Cap Value Portfolio
   2007  Total .....................................      83                     886                   0.80%
         Monument Advisor ..........................               10.68          --       1.52%         --        N/A
   2006  Total .....................................       1                       5                   0.00%
         Monument Advisor ..........................      --       10.52          --       5.20%         --        N/A
         Inception May 1 ...........................      --       10.00          --        N/A         N/A        N/A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
 Balanced Fund
   2007  Total .....................................     101                   1,235                   1.90%
         Monument Advisor ..........................      --       12.25          --       4.88%         --        N/A
   2006  Total .....................................      39                     456                   0.57%
         Monument Advisor ..........................      --       11.68          --       9.67%         --        N/A
   2005  Total .....................................      --                      --                    N/A
         Monument Advisor ..........................      --       10.65          --       5.76%         --        N/A
         Inception May 4 ...........................      --       10.07          --        N/A         N/A        N/A
 Income & Growth Fund
   2007  Total .....................................      89                   1,123                   1.40%
         Monument Advisor ..........................      --       12.61          --      -0.08%         --        N/A
         Monument ..................................      --       13.43          --      -1.40%         --       1.30%
   2006  Total .....................................      48                     607                   0.57%
         Monument Advisor ..........................      --       12.62          --      17.18%         --        N/A
         Monument ..................................      --       13.62          --      15.62%         --       1.30%
   2005  Total .....................................      12                     128                   0.37%
         Monument Advisor ..........................      --       10.77          --       6.53%         --        N/A
         Inception May 4 ...........................      --       10.11          --        N/A         N/A        N/A
         Monument ..................................      --       11.78          --       3.24%         --       1.30%
   2004  Monument ..................................       1       11.41           7      11.53%       1.81%      1.30%
   2003  Monument ..................................       3       10.23          31      27.70%       1.25%      1.30%
 Inflation Protection Fund
   2007  Total .....................................     106                   1,194                   4.74%
         Monument Advisor ..........................      --       11.21          --       9.58%         --        N/A
         Monument ..................................      --       11.47          --       8.11%         --       1.30%
   2006  Total .....................................       8                      87                   4.98%
         Monument Advisor ..........................      --       10.23          --       1.49%         --        N/A
         Monument ..................................      --       10.61          --       0.19%         --       1.30%
   2005  Total .....................................       8                      82                   4.79%
         Monument Advisor ..........................      --       10.08          --       0.70%         --        N/A
         Inception May 4 ...........................      --       10.01          --        N/A         N/A        N/A
         Monument ..................................      --       10.59          --       0.28%         --       1.30%
   2004  Monument ..................................      --       10.56          --       5.18%       0.00%      1.30%
         Inception May 1 ...........................      --       10.04          --        N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

========================================================================================================================
                                                             AS OF DECEMBER 31*
                                                       ------------------------------              INVESTMENT
                                                       UNITS      UNIT     NET ASSETS     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)     VALUE      (000S)      RETURN       RATIO       RATIO
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
 International Fund
   2007  Total .....................................     156                 $ 2,683                   0.18%
         Monument Advisor ..........................      --     $ 17.21          --      18.12%         --        N/A
         Monument ..................................      --       15.90          --      16.57%         --       1.30%
   2006  Total .....................................      48                     694                   1.81%
         Monument Advisor ..........................      --       14.57          --      24.96%         --        N/A
         Monument ..................................      --       13.64          --      23.44%         --       1.30%
   2005  Total .....................................       1                       7                   1.29%
         Monument Advisor ..........................      --       11.66          --      14.99%         --        N/A
         Inception May 4 ...........................      --       10.14          --        N/A         N/A        N/A
         Monument ..................................      --       11.05          --      11.73%         --       1.30%
   2004  Monument ..................................       1        9.89           9      13.46%       0.92%      1.30%
   2003  Monument ..................................       3        8.72          29      22.90%       0.01%      1.30%
 Large Company Value Fund
   2007  Total .....................................       3                      29                   0.00%
         Monument Advisor ..........................      --        9.46          --      -5.78%         --        N/A
         Inception May 1 ...........................      --       10.04          --        N/A         N/A        N/A
 Ultra Fund
   2007  Total .....................................     117                   1,357                   0.00%
         Monument Advisor ..........................      --       11.64          --      16.17%         --        N/A
         Inception May 1 ...........................      --       10.02          --        N/A         N/A        N/A
 Value Fund
   2007  Total .....................................     103                   1,259                   0.97%
         Monument Advisor ..........................      --       12.14          --      -5.16%         --        N/A
         Monument ..................................      --       16.68          --      -6.40%         --       1.30%
   2006  Total .....................................      98                   1,266                   0.64%
         Monument Advisor ..........................      --       12.80          --      18.63%         --        N/A
         Monument ..................................      --       17.82          --      17.16%         --       1.30%
   2005  Total .....................................      17                     195                   0.53%
         Monument Advisor ..........................      --       10.79          --       6.41%         --        N/A
         Inception May 4 ...........................      --       10.14          --        N/A         N/A        N/A
         Monument ..................................      --       15.21          --       3.68%         --       1.30%
   2004  Monument ..................................       5       14.67          66      12.82%       0.59%      1.30%
   2003  Monument ..................................       2       13.00          24      27.29%       0.92%      1.30%
 Vista Fund
   2007  Total .....................................      33                     408                   0.00%
         Monument Advisor ..........................      --       12.48          --      25.18%         --        N/A
         Inception May 1 ...........................      --        9.97          --        N/A         N/A        N/A
CREDIT SUISSE TRUST:
 Commodity Return Strategy Portfolio
   2007  Total .....................................      23                     258                   6.80%
         Monument Advisor ..........................      --       11.40          --      17.40%         --        N/A
   2006  Total .....................................       2                      17                   2.90%
         Monument Advisor ..........................      --        9.71          --      -4.24%         --        N/A
         Inception May 1 ...........................      --       10.14          --        N/A         N/A        N/A
DIREXION INSURANCE TRUST:
 Dynamic VP HY Bond Fund
   2007  Total .....................................     284                   3,099                   5.07%
         Monument Advisor ..........................      --       10.92          --      -1.80%         --        N/A
   2006  Total .....................................      96                   1,069                   9.21%
         Monument Advisor ..........................      --       11.12          --       6.21%         --        N/A
   2005  Total .....................................       9                      96                  17.63%
         Monument Advisor ..........................      --       10.47          --       3.97%         --        N/A
         Inception May 4 ...........................      --       10.07          --        N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================
                                                            AS OF DECEMBER 31*
                                                       ----------------------------            INVESTMENT
                                                        UNITS    UNIT    NET ASSETS    TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)     RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST: (continued)
   Evolution VP All Cap Equity Fund
     2007   Total ..................................      17              $   183                 0.11%
            Monument Advisor .......................      --    $10.62         --      3.11%        --        N/A
     2006   Total ..................................      46                  472                 0.02%
            Monument Advisor .......................      --     10.30         --      1.78%        --        N/A
            Inception November 1 ...................      --     10.12         --       N/A        N/A        N/A
   Evolution VP Managed Bond Fund
     2007   Total ..................................       9                   88                 2.38%
            Monument Advisor .......................             10.11         --      1.20%        --        N/A
     2006   Total ..................................      24                  241                 0.28%
            Monument Advisor .......................      --      9.99         --     -0.20%        --        N/A
            Inception November 1 ...................      --     10.01         --       N/A        N/A        N/A
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
     2007   Total ..................................     158                2,058                 0.24%
            Monument Advisor .......................      --     13.05         --     -0.68%        --        N/A
     2006   Total ..................................      66                  873                 0.38%
            Monument Advisor .......................      --     13.14         --     14.46%        --        N/A
     2005   Total ..................................       7                   80                 0.00%
            Monument Advisor .......................      --     11.48         --     12.88%        --        N/A
            Inception May 4 ........................      --     10.17         --       N/A        N/A        N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     2007   Total ..................................       4                   52                 0.19%
            Monument Advisor .......................      --     12.87         --      7.79%        --        N/A
            Monument ...............................      --     10.24         --      6.33%        --       1.30%
     2006   Total ..................................       1                    9                 0.12%
            Monument Advisor .......................      --     11.94         --      9.14%        --        N/A
            Monument ...............................      --      9.63         --      7.84%        --       1.30%
     2005   Total ..................................       2                   14                 0.00%
            Monument Advisor .......................      --     10.94         --      8.32%        --        N/A
            Inception May 4 ........................      --     10.10         --       N/A        N/A        N/A
            Monument ...............................      --      8.93         --      2.29%        --       1.30%
     2004   Monument ...............................       2      8.73         14      4.84%      0.34%      1.30%
     2003   Monument ...............................       2      8.33         16     24.38%      0.09%      1.30%
DREYFUS STOCK INDEX FUND
     2007   Total ..................................     793               10,479                 1.91%
            Monument Advisor .......................      --     13.22         --      5.25%        --        N/A
            Monument ...............................      --     13.15         --      3.87%        --       1.30%
     2006   Total ..................................     319                4,006                 1.95%
            Monument Advisor .......................      --     12.56         --     15.55%        --        N/A
            Monument ...............................      --     12.66         --     14.05%        --       1.30%
     2005   Total ..................................      28                  305                 1.57%
            Monument Advisor .......................      --     10.87         --      7.41%        --        N/A
            Inception May 4 ........................      --     10.12         --       N/A        N/A        N/A
            Monument ...............................      --     11.10         --      3.35%        --       1.30%
     2004   Monument ...............................      25     10.74        273      9.18%      1.80%      1.30%
     2003   Monument ...............................      30      9.84        295     26.71%      1.42%      1.30%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
     2007   Total ..................................     393                5,773                 1.27%
            Monument Advisor .......................      --     14.61         --      4.21%        --        N/A
            Monument ...............................      --     18.38         --      2.80%        --       1.30%
     2006   Total ..................................     167                2,388                 0.86%
            Monument Advisor .......................      --     14.02         --     22.55%        --        N/A
            Monument ...............................      --     17.88         --     21.06%        --       1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================
                                                            AS OF DECEMBER 31*
                                                       ----------------------------            INVESTMENT
                                                       UNITS     UNIT    NET ASSETS    TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)     RETURN     RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: (continued)
   International Value Portfolio (continued)
     2005   Total ..................................      28               $  348                 0.00%
            Monument Advisor .......................      --    $11.44         --     13.04%        --        N/A
            Inception May 4 ........................      --     10.12         --       N/A        N/A        N/A
            Monument ...............................      --     14.77         --     10.47%        --       1.30%
     2004   Monument ...............................      11     13.37        147     18.43%      1.44%      1.30%
     2003   Monument ...............................       5     11.29         60     34.60%      0.54%      1.30%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     2007   Total ..................................      60                  770                 4.28%
            Monument Advisor .......................      --     12.94         --      4.02%        --        N/A
            Monument ...............................      --     10.00         --      2.67%        --       1.30%
     2006   Total ..................................      43                  540                 0.84%
            Monument Advisor .......................      --     12.44         --     15.61%        --        N/A
            Monument ...............................      --      9.74         --     14.19%        --       1.30%
     2005   Total ..................................      --                    3                 5.06%
            Monument Advisor .......................      --     10.76         --      6.85%        --        N/A
            Inception May 4 ........................      --     10.07         --       N/A        N/A        N/A
            Monument ...............................      --      8.53         --      4.92%        --       1.30%
     2004   Monument ...............................      --      8.13          3      8.51%      4.36%      1.30%
     2003   Monument ...............................       1      7.49          3     19.11%      6.50%      1.30%
   High Income Bond Fund II
     2007   Total ..................................     125                1,514                 7.17%
            Monument Advisor .......................      --     12.12         --      3.41%        --        N/A
            Monument ...............................      --     13.25         --      2.08%        --       1.30%
     2006   Total ..................................     102                1,199                14.40%
            Monument Advisor .......................      --     11.72         --     10.88%        --        N/A
            Monument ...............................      --     12.98         --      9.35%        --       1.30%
     2005   Total ..................................      18                  189                 7.68%
            Monument Advisor .......................      --     10.57         --      5.59%        --        N/A
            Inception May 4 ........................      --     10.01         --       N/A        N/A        N/A
            Monument ...............................      --     11.87         --      1.37%        --       1.30%
     2004   Monument ...............................       3     11.71         35      9.02%      7.14%      1.30%
     2003   Monument ...............................       3     10.74         28     20.64%      7.58%      1.30%
   International Equity Fund II
     2007   Total ..................................      73                1,096                 0.02%
            Monument Advisor .......................      --     14.95         --      9.52%        --        N/A
            Monument ...............................      --     20.03         --      8.15%        --       1.30%
     2006   Total ..................................       3                   35                 0.26%
            Monument Advisor .......................      --     13.65         --     18.90%        --        N/A
            Monument ...............................      --     18.52         --     17.36%        --       1.30%
     2005   Total ..................................      16                  180                 0.00%
            Monument Advisor .......................      --     11.48         --     13.21%        --        N/A
            Inception May 4 ........................      --     10.14         --       N/A        N/A        N/A
            Monument ...............................      --     15.78         --      7.64%        --       1.30%
     2004   Monument ...............................       1     14.66          8     12.60%      0.00%      1.30%
     2003   Monument ...............................      --     13.02          7     30.15%      0.00%      1.30%
   Kaufmann Fund II
     2007   Total ..................................      37                  469                 0.00%
            Monument Advisor .......................      --     12.72         --     20.68%        --        N/A
     2006   Total ..................................      --                    3                 0.00%
            Monument Advisor .......................      --     10.54         --      6.04%        --        N/A
            Inception November 1 ...................      --      9.94         --       N/A        N/A        N/A
   Market Opportunity Fund II
     2007   Total ..................................       8                   82                 0.68%
            Monument Advisor .......................      --     10.01         --     -1.48%        --        N/A
     2006   Total ..................................      --                   --                 0.00%
            Monument Advisor .......................      --     10.16         --      1.50%        --        N/A
            Inception November 1 ...................      --     10.01         --       N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================
                                                            AS OF DECEMBER 31*
                                                       ----------------------------            INVESTMENT
                                                       UNITS     UNIT    NET ASSETS    TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)     RETURN     RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - INSTITUTIONAL:
   Balanced Portfolio
     2007   Total ..................................      66               $  692                 2.41%
            Monument Advisor .......................      --    $10.49         --      5.01%        --        N/A
            Inception May 1 ........................      --      9.99         --       N/A        N/A        N/A
   Forty Portfolio
     2007   Total ..................................      29                  372                 0.48%
            Monument Advisor .......................      --     12.80         --     28.00%        --        N/A
            Inception May 1 ........................      --     10.00         --       N/A        N/A        N/A
   Global Life Sciences Portfolio
     2007   Total ..................................       3                   30                 0.00%
            Monument Advisor .......................      --     10.97         --      9.59%        --        N/A
            Inception May 1 ........................      --     10.01         --       N/A        N/A        N/A
   Growth and Income Portfolio
     2007   Total ..................................     166                1,841                 2.73%
            Monument Advisor .......................      --     10.92         --      8.76%        --        N/A
            Monument ...............................      --     17.22         --      7.36%        --       1.30%
     2006   Total ..................................      40                  425                 1.75%
            Monument Advisor .......................      --     10.04         --      0.50%        --        N/A
            Inception May 1 ........................      --      9.99         --       N/A        N/A        N/A
            Monument ...............................      --     16.04         --      6.65%        --       1.30%
     2005   Monument ...............................       4     15.04         65     10.91%      0.64%      1.30%
     2004   Monument ...............................       5     13.56         63     10.46%      0.66%      1.30%
     2003   Monument ...............................       5     12.28         59     20.03%      1.32%      1.30%
            Inception March 21 .....................      --     10.23         --       N/A        N/A        N/A
   International Growth Portfolio
     2007   Total ..................................     607                9,129                 0.70%
            Monument Advisor .......................      --     15.00         --     28.31%        --        N/A
            Monument ...............................      --     40.72         --     26.66%        --       1.30%
     2006   Total ..................................     283                3,333                 1.92%
            Monument Advisor .......................      --     11.69         --     16.55%        --        N/A
            Inception May 1 ........................      --     10.03         --       N/A        N/A        N/A
            Monument ...............................      --     32.15         --     45.15%        --       1.30%
     2005   Monument ...............................       1     22.15         11     30.60%      2.79%      1.30%
     2004   Monument ...............................      --     16.96         --     17.38%      0.00%      1.30%
     2003   Monument ...............................      --     14.45         --     42.55%      3.83%      1.30%
            Inception March 21 .....................      --     10.14         --       N/A        N/A        N/A
   Large Cap Growth Portfolio
     2007   Total ..................................      92                1,123                 0.82%
            Monument Advisor .......................      --     12.07         --     15.06%        --        N/A
            Monument ...............................      --     12.88         --     13.58%        --       1.30%
     2006   Total ..................................      72                  761                 0.45%
            Monument Advisor .......................      --     10.49         --      5.32%        --        N/A
            Inception May 1 ........................      --      9.96         --       N/A        N/A        N/A
            Monument ...............................      --     11.34         --      9.88%        --       1.30%
     2005   Monument ...............................      17     10.32        174      2.99%      0.30%      1.30%
     2004   Monument ...............................      27     10.02        273      3.15%      0.13%      1.30%
     2003   Monument ...............................      35      9.71        345     30.03%      0.10%      1.30%
   Mid Cap Growth Portfolio
     2007   Total ..................................     123                1,622                 0.27%
            Monument Advisor .......................      --     12.87         --     22.11%        --        N/A
            Monument ...............................      --     17.72         --     20.46%        --       1.30%
     2006   Total ..................................      45                  506                 0.00%
            Monument Advisor .......................      --     10.54         --      6.14%        --        N/A
            Inception May 1 ........................      --      9.93         --       N/A        N/A        N/A
            Monument ...............................      --     14.71         --     12.12%        --       1.30%
     2005   Monument ...............................       8     13.12        103     10.90%      0.00%      1.30%
     2004   Monument ...............................      22     11.83        265     19.17%      0.00%      1.30%
     2003   Monument ...............................      24      9.93        241     33.36%      0.00%      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

=====================================================================================================================
                                                            AS OF DECEMBER 31*
                                                       ----------------------------             INVESTMENT
                                                        UNITS    UNIT    NET ASSETS     TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)      RETURN     RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - INSTITUTIONAL: (continued)
   Mid Cap Value Portfolio
     2007   Total ..................................      60               $  598                  4.20%
            Monument Advisor .......................      --    $10.00         --      -0.10%        --        N/A
            Inception May 1 ........................      --     10.01         --        N/A        N/A        N/A
   Worldwide Growth Portfolio
     2007   Total ..................................     161                1,992                  0.83%
            Monument Advisor .......................      --     12.26         --       9.66%        --        N/A
            Monument ...............................      --     13.35         --       8.18%        --       1.30%
     2006   Total ..................................      98                1,110                  1.72%
            Monument Advisor .......................      --     11.18         --      12.14%        --        N/A
            Inception May 1 ........................      --      9.97         --        N/A        N/A        N/A
            Monument ...............................      --     12.34         --      16.64%        --       1.30%
     2005   Monument ...............................      19     10.58        205       4.55%      1.20%      1.30%
     2004   Monument ...............................      32     10.12        322       3.41%      1.00%      1.30%
     2003   Monument ...............................      37      9.79        367      22.39%      1.57%      1.30%
JANUS ASPEN SERIES - SERVICE
   INTECH Risk-Managed Core Portfolio
     2007   Total ..................................       6                   69                  0.94%
            Monument Advisor .......................      --     11.23         --       6.14%        --        N/A
     2006   Total ..................................      --                   --                  0.00%
            Monument Advisor .......................      --     10.58         --       6.33%        --        N/A
            Inception May 1 ........................      --      9.95         --        N/A        N/A        N/A
   INTECH Risk-Managed Growth Portfolio
     2007   Total ..................................       2                   23                  0.00%
            Monument Advisor .......................      --     11.40         --       9.83%        --        N/A
     2006   Total ..................................       2                   24                  0.00%
            Monument Advisor .......................      --     10.38         --       4.32%        --        N/A
            Inception May 1 ........................      --      9.95         --        N/A        N/A        N/A
   Small Company Value Portfolio - Service
     2007   Total ..................................       7                   63                  0.00%
            Monument Advisor .......................      --      8.99         --     -10.28%        --        N/A
            Inception May 1 ........................      --     10.02         --        N/A        N/A        N/A
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     2007   Total ..................................     173                4,175                  1.66%
            Monument Advisor .......................      --     24.11         --      33.28%        --        N/A
            Monument ...............................      --     29.70         --      31.59%        --       1.30%
     2006   Total ..................................     247                4,471                  0.48%
            Monument Advisor .......................      --     18.09         --      29.96%        --        N/A
            Monument ...............................      --     22.57         --      28.24%        --       1.30%
     2005   Total ..................................      25                  355                  0.30%
            Monument Advisor .......................      --     13.92         --      36.07%        --        N/A
            Inception May 4 ........................      --     10.23         --        N/A        N/A        N/A
            Monument ...............................      --     17.60         --      39.02%        --       1.30%
     2004   Monument ...............................      --     12.66         --      28.92%      0.00%      1.30%
            Inception May 1 ........................      --      9.82         --        N/A        N/A        N/A
   International Equity Portfolio
     2007   Total ..................................     143                2,226                  2.82%
            Monument Advisor .......................      --     15.54         --      10.76%        --        N/A
            Monument ...............................      --     16.32         --       9.31%        --       1.30%
     2006   Total ..................................     141                1,971                  1.19%
            Monument Advisor .......................      --     14.03         --      22.53%        --        N/A
            Monument ...............................      --     14.93         --      20.99%        --       1.30%
     2005   Total ..................................       4                   46                  0.00%
            Monument Advisor .......................      --     11.45         --      12.81%        --        N/A
            Inception May 4 ........................      --     10.15         --        N/A        N/A        N/A
            Monument ...............................      --     12.34         --       9.20%        --       1.30%
     2004   Monument ...............................      --     11.30         --      13.80%      0.00%      1.30%
            Inception May 1 ........................      --      9.93         --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================
                                                            AS OF DECEMBER 31*
                                                       ----------------------------            INVESTMENT
                                                        UNITS    UNIT    NET ASSETS    TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)     RETURN     RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.: (continued)
   Small Cap Portfolio
     2007   Total ..................................      8                 $ 103                 0.00%
            Monument Advisor .......................     --     $12.08         --     -7.22%        --        N/A
            Monument ...............................     --      16.71         --     -8.39%        --       1.30%
     2006   Total ..................................     70                   930                 0.00%
            Monument Advisor .......................     --      13.02         --     16.04%        --        N/A
            Monument ...............................     --      18.24         --     14.57%        --       1.30%
     2005   Total ..................................      2                    31                 0.00%
            Monument Advisor .......................     --      11.22         --     10.54%        --        N/A
            Inception May 4 ........................     --      10.15         --       N/A        N/A        N/A
            Monument ...............................     --      15.92         --      2.64%        --       1.30%
     2004   Monument ...............................      2      15.51         37     13.40%      0.00%      1.30%
     2003   Monument ...............................      2      13.68         31     35.45%      0.00%      1.30%
   US Strategic Equity Portfolio
     2007   Total ..................................     23                   291                 1.10%
            Monument Advisor .......................     --      12.45         --     -0.95%        --        N/A
            Monument ...............................     --      13.12         --     -2.24%        --       1.30%
     2006   Total ..................................     18                   228                 0.71%
            Monument Advisor .......................     --      12.57         --     17.48%        --        N/A
            Monument ...............................     --      13.42         --     15.99%        --       1.30%
     2005   Total ..................................      1                    15                 0.00%
            Monument Advisor .......................     --      10.70         --      5.73%        --        N/A
            Inception May 4 ........................     --      10.12         --       N/A        N/A        N/A
            Monument ...............................     --      11.57         --      2.03%        --       1.30%
     2004   Monument ...............................     --      11.34         --     10.36%      0.00%      1.30%
     2003   Monument ...............................     --      10.28         --     22.41%      0.00%      1.30%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth Portfolio
     2007   Total ..................................     29                   278                 0.00%
            Monument Advisor .......................     --       9.65         --     -2.53%        --        N/A
            Inception April 30, 2007 ...............     --       9.90         --       N/A        N/A        N/A
   Capital and Income Portfolio
     2007   Total ..................................     47                   477                 1.51%
            Monument Advisor .......................     --      10.11         --      1.61%        --        N/A
            Inception April 30, 2007 ...............     --       9.95         --       N/A        N/A        N/A
            Monument ...............................     --      10.02         --      0.70%        --       1.30%
            Inception April 30, 2007 ...............     --       9.95         --       N/A        N/A        N/A
   Fundamental Value Portfolio
     2007   Total ..................................     18                   170                 6.34%
            Monument Advisor .......................     --       9.59         --     -3.13%        --        N/A
            Inception April 30, 2007 ...............     --       9.90         --       N/A        N/A        N/A
            Monument ...............................     --       9.50         --     -4.04%        --       1.30%
            Inception April 30, 2007 ...............     --       9.90         --       N/A        N/A        N/A
   Large Cap Growth Portfolio
     2007   Total ..................................     26                   259                 0.06%
            Monument Advisor .......................     --      10.02         --      1.21%        --        N/A
            Inception April 30, 2007 ...............     --       9.90         --       N/A        N/A        N/A
            Monument ...............................     --       9.93         --      0.30%        --       1.30%
            Inception April 30, 2007 ...............     --       9.90         --       N/A        N/A        N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond Portfolio
     2007   Total ..................................     29                   344                 7.27%
            Monument Advisor .......................             11.75         --     -0.09%        --        N/A
     2006   Total ..................................     23                   269                 5.31%
            Monument Advisor .......................     --      11.76         --     10.63%        --        N/A
     2005   Total ..................................     48                   509                18.31%
            Monument Advisor .......................     --      10.63         --      5.88%        --        N/A
            Inception May 4 ........................     --      10.04         --       N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                           AS OF DECEMBER 31*
                                                                     ------------------------------            INVESTMENT
                                                                      UNITS     UNIT     NET ASSETS    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                 (000S)     VALUE      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST: (continued)
   Government Portfolio
      2007   Total ...............................................       13              $      139                 18.71%
             Monument Advisor ....................................       --   $  10.79           --     2.57%          --       N/A
      2006   Total ...............................................       --                      --                  0.00%
             Monument Advisor ....................................       --      10.52           --     4.06%          --       N/A
      2005   Total ...............................................       --                      --                  0.00%
             Monument Advisor ....................................       --      10.11           --     1.00%          --       N/A
             Inception May 4 .....................................       --      10.01           --      N/A          N/A       N/A
   Strategic Bond Portfolio
      2007   Total ...............................................      108                   1,186                  4.47%
             Monument Advisor ....................................       --      10.97           --     2.05%          --       N/A
             Monument ............................................       --      11.21           --     0.63%          --      1.30%
      2006   Total ...............................................       88                     946                  8.57%
             Monument Advisor ....................................       --      10.75           --     4.98%          --       N/A
             Monument ............................................       --      11.14           --     3.72%          --      1.30%
      2005   Total ...............................................       12                     124                  6.36%
             Monument Advisor ....................................       --      10.24           --     2.20%          --       N/A
             Inception May 4 .....................................       --      10.02           --      N/A          N/A       N/A
             Monument ............................................       --      10.74           --     1.13%          --      1.30%
      2004   Monument ............................................        5      10.62           52     6.20%       44.93%     1.30%
             Inception May 1 .....................................       --      10.00           --      N/A          N/A       N/A
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
      2007   Total ...............................................       24                     311                  4.62%
             Monument Advisor ....................................       --      12.66           --     3.18%          --       N/A
             Monument ............................................       --      16.58           --     1.84%          --      1.30%
      2006   Total ...............................................        5                      66                  4.77%
             Monument Advisor ....................................       --      12.27           --    14.57%          --       N/A
             Monument ............................................       --      16.28           --    13.06%          --      1.30%
      2005   Total ...............................................       --                      --                  0.00%
             Monument Advisor ....................................       --      10.71           --     6.04%          --       N/A
             Inception May 4 .....................................       --      10.10           --      N/A          N/A       N/A
             Monument ............................................       --      14.40           --     2.49%          --      1.30%
      2004   Monument ............................................       --      14.05           --    14.94%        0.00%     1.30%
      2003   Monument ............................................       --      12.22           --    22.24%        0.00%     1.30%
             Inception May 1 .....................................       --       9.99           --      N/A          N/A       N/A
   Bond Debenture Portfolio
      2007   Total ...............................................       --                      --                  0.00%
             Monument Advisor ....................................       --       9.97           --    -0.10%          --       N/A
             Inception November 9, 2007 ..........................       --       9.98           --      N/A          N/A       N/A
   Growth and Income Portfolio
      2007   Total ...............................................      128                   1,730                  1.59%
             Monument Advisor ....................................       --      13.07           --     3.48%          --       N/A
             Monument ............................................       --      22.05           --     2.08%          --      1.30%
      2006   Total ...............................................       50                     703                  2.40%
             Monument Advisor ....................................       --      12.63           --    17.27%          --       N/A
             Monument ............................................       --      21.60           --    15.82%          --      1.30%
      2005   Total ...............................................        8                     150                  0.94%
             Monument Advisor ....................................       --      10.77           --     6.42%          --       N/A
             Inception May 4 .....................................       --      10.12           --      N/A          N/A       N/A
             Monument ............................................       --      18.65           --     1.91%          --      1.30%
      2004   Monument ............................................       10      18.30          187    11.17%        0.85%     1.30%
      2003   Monument ............................................       10      16.46          160    29.32%        0.86%     1.30%
   International Portfolio
      2007   Total ...............................................        6                      59                  2.70%
             Monument Advisor ....................................       --       9.40           --    -3.79%          --       N/A
             Inception November 9, 2007 ..........................       --       9.77           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                           AS OF DECEMBER 31*
                                                                     ------------------------------            INVESTMENT
                                                                      UNITS     UNIT     NET ASSETS    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                 (000S)     VALUE      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.: (continued)
   Large Cap Core Portfolio
      2007   Total ...............................................       --              $       --                  0.00%
             Monument Advisor ....................................       --   $  10.07           --     2.34%          --       N/A
             Inception November 9, 2007 ..........................       --       9.84           --      N/A          N/A       N/A
NATIONWIDE VARIABLE INSURANCE TRUST:
   Bond Index Fund
      2007   Total ...............................................       69                     727                  8.01%
             Monument Advisor ....................................       --      10.48           --     4.80%          --       N/A
             Inception May 1 .....................................       --      10.00           --      N/A          N/A       N/A
   International Index Fund
      2007   Total ...............................................      147                   1,492                  1.84%
             Monument Advisor ....................................       --      10.18           --     1.70%          --       N/A
             Inception May 1 .....................................       --      10.01           --      N/A          N/A       N/A
   Mid Cap Index Fund
      2007   Total ...............................................       21                     203                  1.78%
             Monument Advisor ....................................       --       9.89           --    -1.40%          --       N/A
             Inception May 1 .....................................       --      10.03           --      N/A          N/A       N/A
   S&P 500 Index Fund
      2007   Total ...............................................      317                   3,176                  1.89%
             Monument Advisor ....................................       --      10.01           --    -0.20%          --       N/A
             Inception May 1 .....................................       --      10.03           --      N/A          N/A       N/A
   Small Cap Index Fund
      2007   Total ...............................................       22                     208                  1.86%
             Monument Advisor ....................................       --       9.46           --    -5.59%          --       N/A
             Inception May 1 .....................................       --      10.02           --      N/A          N/A       N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Lehman Brothers High Income Bond Portfolio
      2007   Total ...............................................       21                     233                  2.31%
             Monument Advisor ....................................       --      11.33           --     1.07%          --       N/A
      2006   Total ...............................................       16                     178                 12.32%
             Monument Advisor ....................................       --      11.21           --     7.48%          --       N/A
      2005   Total ...............................................       --                      --                  0.00%
             Monument Advisor ....................................       --      10.43           --     3.99%          --       N/A
             Inception May 4 .....................................       --      10.03           --      N/A          N/A       N/A
   Lehman Brothers Short Term Duration Bond Portfolio
      2007   Total ...............................................      189                   2,085                  3.25%
             Monument Advisor ....................................       --      11.05           --     4.74%          --       N/A
             Monument ............................................       --      12.83           --     3.38%          --      1.30%
      2006   Total ...............................................      161                   1,700                  5.85%
             Monument Advisor ....................................       --      10.55           --     4.25%          --       N/A
             Monument ............................................       --      12.41           --     2.82%          --      1.30%
      2005   Total ...............................................        8                      78                  1.04%
             Monument Advisor ....................................       --      10.12           --     1.10%          --       N/A
             Inception May 4 .....................................       --      10.01           --      N/A          N/A       N/A
             Monument ............................................       --      12.07           --     0.17%          --      1.30%
      2004   Monument ............................................        2      12.05           26    -0.51%        3.55%     1.30%
      2003   Monument ............................................        2      12.11           28     1.10%        1.91%     1.30%
   Fasciano Portfolio
      2007   Total ...............................................       17                     197                  0.00%
             Monument Advisor ....................................       --      11.88           --     0.51%          --       N/A
             Monument ............................................       --      14.51           --    -0.75%          --      1.30%
      2006   Total ...............................................       15                     174                  0.00%
             Monument Advisor ....................................       --      11.82           --     5.25%          --       N/A
             Monument ............................................       --      14.62           --     3.84%          --      1.30%
      2005   Total ...............................................        3                      32                  0.00%
             Monument Advisor ....................................       --      11.23           --    10.97%          --       N/A
             Inception May 4 .....................................       --      10.12           --      N/A          N/A       N/A
             Monument ............................................       --      14.08           --     1.59%          --      1.30%
      2004   Monument ............................................       --      13.86           --    10.44%        0.00%     1.30%
      2003   Monument ............................................       --      12.55           --    24.99%        0.00%     1.30%
             Inception May 1 .....................................       --      10.04           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                           AS OF DECEMBER 31*
                                                                     ------------------------------            INVESTMENT
                                                                      UNITS     UNIT     NET ASSETS    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                 (000S)     VALUE      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Mid-Cap Growth Portfolio
      2007   Total ...............................................       51              $      876                  0.00%
             Monument Advisor ....................................       --   $  17.09           --    22.60%          --       N/A
             Monument ............................................       --      13.41           --    20.92%          --      1.30%
      2006   Total ...............................................       15                     213                  0.00%
             Monument Advisor ....................................       --      13.94           --    14.64%          --       N/A
             Monument ............................................       --      11.09           --    13.28%          --      1.30%
      2005   Total ...............................................        1                       7                  0.00%
             Monument Advisor ....................................       --      12.16           --    20.04%          --       N/A
             Inception May 4 .....................................       --      10.13           --      N/A          N/A       N/A
             Monument ............................................       --       9.79           --    12.27%          --      1.30%
      2004   Monument ............................................       --       8.72           --    14.79%        0.00%     1.30%
      2003   Monument ............................................       --       7.60           --    26.42%        0.00%     1.30%
   Partners Portfolio
      2007   Total ...............................................      204                   3,021                  0.73%
             Monument Advisor ....................................       --      14.79           --     9.39%          --       N/A
             Monument ............................................       --      15.32           --     7.89%          --      1.30%
      2006   Total ...............................................      119                   1,619                  1.06%
             Monument Advisor ....................................       --      13.52           --    12.20%          --       N/A
             Monument ............................................       --      14.20           --    10.85%          --      1.30%
      2005   Total ...............................................       18                     212                  1.88%
             Monument Advisor ....................................       --      12.05           --    18.84%          --       N/A
             Inception May 4 .....................................       --      10.14           --      N/A          N/A       N/A
             Monument ............................................       --      12.81           --    16.45%          --      1.30%
      2004   Monument ............................................        1      11.00           16    17.48%        0.00%     1.30%
      2003   Monument ............................................        1       9.36            7    33.35%        0.00%     1.30%
  Regency Portfolio
      2007   Total ...............................................       41                     544                  0.48%
             Monument Advisor ....................................       --      13.41           --     3.23%          --       N/A
             Monument ............................................       --      19.48           --     1.94%          --      1.30%
      2006   Total ...............................................       31                     399                  0.72%
             Monument Advisor ....................................       --      12.99           --    11.22%          --       N/A
             Monument ............................................       --      19.11           --     9.76%          --      1.30%
      2005   Total ...............................................       12                     137                  0.14%
             Monument Advisor ....................................       --      11.68           --    14.96%          --       N/A
             Inception May 4 .....................................       --      10.16           --      N/A          N/A       N/A
             Monument ............................................       --      17.41           --    10.54%          --      1.30%
      2004   Monument ............................................        1      15.75           10    20.77%        0.08%     1.30%
      2003   Monument ............................................       --      13.04           --    30.28%        0.00%     1.30%
             Inception May 1 .....................................       --      10.01           --      N/A          N/A       N/A
   Socially Responsive Portfolio
      2007   Total ...............................................       17                     231                  0.10%
             Monument Advisor ....................................       --      13.74           --     7.60%          --       N/A
             Monument ............................................       --      14.21           --     6.20%          --      1.30%
      2006   Total ...............................................        7                      91                  0.19%
             Monument Advisor ....................................       --      12.77           --    13.71%          --       N/A
             Monument ............................................       --      13.38           --    12.25%          --      1.30%
      2005   Total ...............................................        3                      40                  0.00%
             Monument Advisor ....................................       --      11.23           --    10.75%          --       N/A
             Inception May 4 .....................................       --      10.14           --      N/A          N/A       N/A
             Monument ............................................       --      11.92           --     5.49%          --      1.30%
      2004   Monument ............................................       --      11.30           --    12.89%        0.00%     1.30%
             Inception May 1 .....................................       --      10.01           --      N/A          N/A       N/A
NORTHERN LIGHTS VARIABLE TRUST:
   Changing Parameters Portfolio
      2007   Total ...............................................      804                   8,129                  0.00%
             Monument Advisor ....................................       --      10.11           --     1.10%          --       N/A
             Inception July 2 ....................................       --      10.00           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                           AS OF DECEMBER 31*
                                                                     ------------------------------            INVESTMENT
                                                                     UNITS      UNIT     NET ASSETS    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                 (000S)     VALUE      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
   JNF Balanced Portfolio
      2007   Total ...............................................       34              $      426                  1.03%
             Monument Advisor ....................................       --   $   9.88           --    -1.50%          --       N/A
             Inception May 1 .....................................       --      10.03           --      N/A          N/A       N/A
             Monument ............................................       --       9.79                 -2.39%          --      1.30%
             Inception May 1 .....................................       --      10.03           --      N/A          N/A       N/A
   JNF Equity Portfolio
      2007   Total ...............................................      215                   1,946                  0.00%
             Monument Advisor ....................................       --       9.05           --    -9.59%          --       N/A
             Inception May 1 .....................................       --      10.01           --      N/A          N/A       N/A
             Monument ............................................       --       8.97           --   -10.39%          --      1.30%
             Inception May 1 .....................................       --      10.01           --      N/A          N/A       N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      2007   Total ...............................................      182                   2,061                 10.35%
             Monument Advisor ....................................       --      11.35           --     8.30%          --       N/A
      2006   Total ...............................................       25                     258                  5.88%
             Monument Advisor ....................................       --      10.48           --     5.12%          --       N/A
             Inception May 1 .....................................       --       9.97           --      N/A          N/A       N/A
   CommodityRealReturn Strategy Portfolio
      2007   Total ...............................................      255                   3,016                  4.84%
             Monument Advisor ....................................       --      11.84           --    23.20%          --       N/A
      2006   Total ...............................................      123                   1,182                  6.14%
             Monument Advisor ....................................       --       9.61           --    -4.95%          --       N/A
             Inception May 1 .....................................       --      10.11           --      N/A          N/A       N/A
   Emerging Markets Portfolio
      2007   Total ...............................................      122                   1,402                  5.76%
             Monument Advisor ....................................       --      11.46           --     5.82%          --       N/A
      2006   Total ...............................................      214                   2,322                  3.59%
             Monument Advisor ....................................       --      10.83           --     8.52%          --       N/A
             Inception May 1 .....................................       --       9.98           --      N/A          N/A       N/A
   Foreign Bond US Dollar-Hedged Portfolio
      2007   Total ...............................................      184                   1,969                  3.41%
             Monument Advisor ....................................       --      10.70           --     3.58%          --       N/A
      2006   Total ...............................................       23                     243                  2.36%
             Monument Advisor ....................................       --      10.33           --     3.20%          --       N/A
             Inception May 1 .....................................       --      10.01           --      N/A          N/A       N/A
   Global Bond Unhedged Portfolio
      2007   Total ...............................................      104                   1,165                  3.25%
             Monument Advisor ....................................       --      11.25           --     9.65%          --       N/A
      2006   Total ...............................................       27                     282                  2.31%
             Monument Advisor ....................................       --      10.26           --     2.60%          --       N/A
             Inception May 1 .....................................       --      10.00           --      N/A          N/A       N/A
   High Yield Portfolio
      2007   Total ...............................................      103                   1,132                  6.92%
             Monument Advisor ....................................       --      11.00           --     3.48%          --       N/A
      2006   Total ...............................................      450                   4,786                  4.51%
             Monument Advisor ....................................       --      10.63           --     6.41%          --       N/A
             Inception May 1 .....................................       --       9.99           --      N/A          N/A       N/A
   Long Term US Government Portfolio
      2007   Total ...............................................       87                     952                  4.60%
             Monument Advisor ....................................       --      10.91           --     9.76%          --       N/A
      2006   Total ...............................................       --                      --                  0.00%
             Monument Advisor ....................................       --       9.94           --    -1.09%          --       N/A
             Inception November 1 ................................       --      10.05           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

===================================================================================================================
                                                             AS OF DECEMBER 31*
                                                       ----------------------------            INVESTMENT
                                                        UNITS    UNIT    NET ASSETS    TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)     RETURN      RATIO      RATIO
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Low Duration Portfolio
     2007   Total ..................................      229             $  2,469                 4.74%
            Monument Advisor .......................       --   $10.79          --      7.36%        --        N/A
     2006   Total ..................................        8                   80                 0.82%
            Monument Advisor .......................       --    10.05          --      0.40%        --        N/A
            Inception November 1 ...................       --    10.01          --       N/A        N/A        N/A
   Money Market Portfolio
     2007   Total ..................................    5,931               66,413                 4.65%
            Monument Advisor .......................       --    11.20          --      4.87%        --        N/A
            Monument ...............................       --    10.82          --      3.44%        --       1.30%
     2006   Total ..................................    1,275               13,615                 4.81%
            Monument Advisor .......................       --    10.68          --      4.60%        --        N/A
            Monument ...............................       --    10.46          --      3.26%        --       1.30%
     2005   Total ..................................       88                  898                 2.14%
            Monument Advisor .......................       --    10.21          --      2.10%        --        N/A
            Inception May 4 ........................       --    10.00          --       N/A        N/A        N/A
            Monument ...............................       --    10.13          --      1.50%        --       1.30%
     2004   Monument ...............................       --     9.98          --     -0.20%      0.00%      1.30%
            Inception May 1 ........................       --    10.00          --       N/A        N/A        N/A
   Real Estate Real Return Strategy Portfolio
     2007   Total ..................................      105                1,093                24.01%
            Monument Advisor .......................       --    10.45          --    -12.63%        --        N/A
     2006   Total ..................................       15                  179                 8.33%
            Monument Advisor .......................       --    11.96          --     21.79%        --        N/A
            Inception May 1 ........................       --     9.82          --       N/A        N/A        N/A
   Real Return Portfolio
     2007   Total ..................................      362                4,063                 4.66%
            Monument Advisor .......................       --    11.23          --     10.64%        --        N/A
            Monument ...............................       --    12.38          --      9.27%        --       1.30%
     2006   Total ..................................      172                1,774                 4.41%
            Monument Advisor .......................       --    10.15          --      0.69%        --        N/A
            Monument ...............................       --    11.33          --     -0.61%        --       1.30%
     2005   Total ..................................       19                  200                 2.59%
            Monument Advisor .......................       --    10.08          --      0.80%        --        N/A
            Inception May 4 ........................       --    10.00          --       N/A        N/A        N/A
            Monument ...............................       --    11.40          --      0.80%        --       1.30%
     2004   Monument ...............................        3    11.31          34      7.48%      0.96%      1.30%
     2003   Monument ...............................       --    10.52          --      4.86%      0.69%      1.30%
            Inception May 1 ........................       --    10.03          --       N/A        N/A        N/A
   Short-Term Portfolio
     2007   Total ..................................      270                2,995                 4.69%
            Monument Advisor .......................       --    11.09          --      4.52%        --        N/A
            Monument ...............................       --    10.76          --      3.16%        --       1.30%
     2006   Total ..................................      155                1,644                 4.44%
            Monument Advisor .......................       --    10.61          --      4.22%        --        N/A
            Monument ...............................       --    10.43          --      2.86%        --       1.30%
     2005   Total ..................................        9                   96                 2.38%
            Monument Advisor .......................       --    10.18          --      1.80%        --        N/A
            Inception May 4 ........................       --    10.00          --       N/A        N/A        N/A
            Monument ...............................       --    10.14          --      1.20%        --       1.30%
     2004   Monument ...............................        2    10.02          16      0.20%      1.39%      1.30%
            Inception May 1 ........................       --    10.00          --       N/A        N/A        N/A
   StockPLUS(R) Total Return Portfolio
     2007   Total ..................................       60                  728                 4.26%
            Monument Advisor .......................       --    12.09          --      9.51%        --        N/A
     2006   Total ..................................       19                  209                 1.32%
            Monument Advisor .......................       --    11.04          --     11.52%        --        N/A
            Inception May 1 ........................       --     9.90          --       N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

===================================================================================================================
                                                             AS OF DECEMBER 31*
                                                       ----------------------------            INVESTMENT
                                                        UNITS    UNIT    NET ASSETS    TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)     RETURN      RATIO      RATIO
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Total Return Portfolio
     2007   Total ..................................    1,669             $ 19,097                 4.81%
            Monument Advisor .......................       --   $11.44          --      8.75%        --        N/A
            Monument ...............................       --    11.65          --      7.27%        --       1.30%
     2006   Total ..................................      566                5,969                 4.55%
            Monument Advisor .......................       --    10.52          --      3.85%        --        N/A
            Monument ...............................       --    10.86          --      2.55%        --       1.30%
     2005   Total ..................................       49                  500                 2.81%
            Monument Advisor .......................       --    10.13          --      1.10%        --        N/A
            Inception May 4 ........................       --    10.02          --       N/A        N/A        N/A
            Monument ...............................       --    10.59          --      1.05%        --       1.30%
     2004   Monument ...............................        3    10.48          27      3.57%      1.87%      1.30%
     2003   Monument ...............................       --    10.12          --      1.08%      2.69%      1.30%
            Inception May 1 ........................       --    10.01          --       N/A        N/A        N/A
PIONEER VARIABLE CONTRACTS TRUST:
   Bond Portfolio
     2007   Total ..................................        3                   29                 0.64%
            Monument Advisor .......................       --    10.15          --      1.30%        --        N/A
            Inception November 9, 2007 .............       --    10.02          --       N/A        N/A        N/A
   Cullen Value Portfolio
     2007   Total ..................................       73                  810                 2.42%
            Monument Advisor .......................       --    11.02          --      6.47%        --        N/A
     2006   Total ..................................       --                   --                 0.00%
            Monument Advisor .......................       --    10.35          --      4.12%        --        N/A
            Inception November 1 ...................       --     9.94          --       N/A        N/A        N/A
   Emerging Markets Portfolio
     2007   Total ..................................      102                1,626                 0.21%
            Monument Advisor .......................       --    15.91          --     42.44%        --        N/A
     2006   Total ..................................       38                  420                 0.00%
            Monument Advisor .......................       --    11.17          --     11.25%        --        N/A
            Inception November 1 ...................       --    10.04          --       N/A        N/A        N/A
   Equity Income Portfolio
     2007   Total ..................................      195                2,537                 2.30%
            Monument Advisor .......................       --    13.00          --      0.54%        --        N/A
            Monument ...............................       --    13.08          --     -0.76%        --       1.30%
     2006   Total ..................................      177                2,287                 3.44%
            Monument Advisor .......................       --    12.93          --     22.10%        --        N/A
            Monument ...............................       --    13.18          --     20.59%        --       1.30%
     2005   Total ..................................        3                   35                 2.15%
            Monument Advisor .......................       --    10.59          --      4.96%        --        N/A
            Inception May 4 ........................       --    10.09          --       N/A        N/A        N/A
            Monument ...............................       --    10.93          --      4.10%        --       1.30%
     2004   Monument ...............................       --    10.50           2     14.56%      1.30%      1.30%
     2003   Monument ...............................        2     9.17          14     20.69%      1.67%      1.30%
   Fund Portfolio
     2007   Total ..................................      136                1,818                 1.15%
            Monument Advisor .......................       --    13.35          --      4.79%        --        N/A
            Monument ...............................       --    11.59          --      3.39%        --       1.30%
     2006   Total ..................................       42                  530                 1.47%
            Monument Advisor .......................       --    12.74          --     16.35%        --        N/A
            Monument ...............................       --    11.21          --     14.86%        --       1.30%
     2005   Total ..................................        5                   55                 1.09%
            Monument Advisor .......................       --    10.95          --      8.20%        --        N/A
            Inception May 4 ........................       --    10.12          --       N/A        N/A        N/A
            Monument ...............................       --     9.76          --      4.61%        --       1.30%
     2004   Monument ...............................        2     9.33          20      9.48%      1.03%      1.30%
     2003   Monument ...............................        1     8.52          10     21.84%      1.20%      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

===================================================================================================================
                                                             AS OF DECEMBER 31*
                                                       ----------------------------            INVESTMENT
                                                        UNITS    UNIT    NET ASSETS    TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)     RETURN      RATIO      RATIO
-------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Global High Yield Portfolio
     2007   Total ..................................       35             $    371                 7.52%
            Monument Advisor .......................       --   $10.49          --      2.14%        --        N/A
     2006   Total ..................................        9                   89                 1.02%
            Monument Advisor .......................       --    10.27          --      2.60%        --        N/A
            Inception November 1 ...................       --    10.01          --       N/A        N/A        N/A
   High Yield Portfolio
     2007   Total ..................................      725                8,743                 5.24%
            Monument Advisor .......................       --    12.05          --      5.52%        --        N/A
     2006   Total ..................................       80                  912                 5.41%
            Monument Advisor .......................       --    11.42          --      8.25%        --        N/A
     2005   Total ..................................       67                  711                 3.20%
            Monument Advisor .......................       --    10.55          --      5.18%        --        N/A
            Inception May 4 ........................       --    10.03          --       N/A        N/A        N/A
   International Value Portfolio
     2007   Total ..................................       91                1,092                 0.44%
            Monument Advisor .......................       --    11.96          --     13.26%        --        N/A
            Monument ...............................       --    11.23          --     11.74%        --       1.30%
     2006   Total ..................................       69                  732                 0.00%
            Monument Advisor .......................       --    10.56          --      5.49%        --        N/A
            Inception November 1 ...................       --    10.01          --       N/A        N/A        N/A
            Monument ...............................       --    10.05          --      0.70%        --       1.30%
            Inception December 15 ..................              9.98          --       N/A        N/A        N/A
   Mid Cap Value Portfolio
     2007   Total ..................................      106                1,372                 0.61%
            Monument Advisor .......................       --    12.99          --      5.35%        --        N/A
     2006   Total ..................................       31                  385                 0.00%
            Monument Advisor .......................       --    12.33          --     12.30%        --        N/A
     2005   Total ..................................        1                   15                 0.00%
            Monument Advisor .......................       --    10.98          --      8.39%        --        N/A
            Inception May 4 ........................       --    10.13          --       N/A        N/A        N/A
   Money Market Portfolio
     2007   Total ..................................       --    11.16           4                 4.60%
            Monument Advisor .......................                                    4.79%        --        N/A
     2006   Total ..................................       --                   --                 4.00%
            Monument Advisor .......................       --    10.65          --      4.51%        --        N/A
     2005   Total ..................................        7                   69                 2.07%
            Monument Advisor .......................       --    10.19          --      1.90%        --        N/A
            Inception May 4 ........................       --    10.00          --       N/A        N/A        N/A
   Small Cap Value Portfolio
     2007   Total ..................................       30                  292                 0.14%
            Monument Advisor .......................       --     9.57          --     -7.18%        --        N/A
     2006   Total ..................................       --                   --                 0.00%
            Monument Advisor .......................       --    10.31          --      4.78%        --        N/A
            Inception November 1 ...................       --     9.84          --       N/A        N/A        N/A
   Strategic Income Portfolio
     2007   Total ..................................      541                5,816                 5.16%
            Monument Advisor .......................       --    10.74          --      6.13%        --        N/A
     2006   Total ..................................       --                   --                 0.00%
            Monument Advisor .......................       --    10.12          --      1.00%        --        N/A
            Inception November 1 ...................       --    10.02          --       N/A        N/A        N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
     2007   Total ..................................      135                2,121                 1.36%
            Monument Advisor .......................       --    15.45          --      3.97%        --        N/A
            Monument ...............................       --    22.42          --      2.61%        --       1.30%
     2006   Total ..................................       90                1,374                 0.29%
            Monument Advisor .......................       --    14.86          --     21.11%        --        N/A
            Monument ...............................       --    21.85          --     19.53%        --       1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

===================================================================================================================
                                                             AS OF DECEMBER 31*
                                                       ----------------------------            INVESTMENT
                                                        UNITS    UNIT    NET ASSETS    TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)     RETURN      RATIO      RATIO
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND: (continued)
   Micro-Cap Portfolio (continued)
     2005   Total ..................................        8             $    120                 0.82%
            Monument Advisor .......................       --   $12.27          --     21.13%        --        N/A
            Inception May 4 ........................       --    10.13          --       N/A        N/A        N/A
            Monument ...............................       --    18.28          --     10.19%        --       1.30%
     2004   Monument ...............................        3    16.59          42     12.34%      0.00%      1.30%
     2003   Monument ...............................        1    14.77          21     46.91%      0.00%      1.30%
            Inception May 1 ........................       --    10.05          --       N/A        N/A        N/A
   Small-Cap Portfolio
     2007   Total ..................................      205                2,671                 0.07%
            Monument Advisor .......................       --    12.75          --     -2.07%        --        N/A
            Monument ...............................       --    20.30          --     -3.43%        --       1.30%
     2006   Total ..................................       92                1,249                 0.09%
            Monument Advisor .......................       --    13.02          --     15.53%        --        N/A
            Monument ...............................       --    21.02          --     14.12%        --       1.30%
     2005   Total ..................................       28                  347                 0.00%
            Monument Advisor .......................       --    11.27          --     11.14%        --        N/A
            Inception May 4 ........................       --    10.14          --       N/A        N/A        N/A
            Monument ...............................       --    18.42          --      7.16%        --       1.30%
     2004   Monument ...............................        6    17.19         104     23.33%      0.00%      1.30%
     2003   Monument ...............................        1    13.94          21     39.64%      0.00%      1.30%
            Inception May 1 ........................       --     9.98          --       N/A        N/A        N/A
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
     2007   Total ..................................      395                5,715                 0.51%
            Monument Advisor .......................       --    14.48          --     13.75%        --        N/A
     2006   Total ..................................      164                2,084                 0.11%
            Monument Advisor .......................       --    12.73          --     12.36%        --        N/A
     2005   Total ..................................       61                  697                 0.00%
            Monument Advisor .......................       --    11.33          --     11.74%        --        N/A
            Inception May 4 ........................       --    10.14          --       N/A        N/A        N/A
   CLS Advisor One Clermont Fund
     2007   Total ..................................      120                1,460                 2.82%
            Monument Advisor .......................       --    12.20          --      6.18%        --        N/A
     2006   Total ..................................       51                  584                 3.24%
            Monument Advisor .......................       --    11.49          --      8.40%        --        N/A
     2005   Total ..................................       13                  135                 0.00%
            Monument Advisor .......................       --    10.60          --      5.37%        --        N/A
            Inception May 4 ........................       --    10.06          --       N/A        N/A        N/A
   Absolute Return Strategies Fund
     2007   Total ..................................      123                1,336                 4.20%
            Monument Advisor .......................       --    10.83          --      3.84%        --        N/A
     2006   Total ..................................       33                  347                 1.78%
            Monument Advisor .......................       --    10.43          --      4.30%        --        N/A
            Inception February 3 ...................       --    10.00          --       N/A        N/A        N/A
   Banking Fund
     2007   Total ..................................        6                   49                 3.92%
            Monument Advisor .......................       --     8.65          --    -27.13%        --        N/A
            Monument ...............................       --     8.79          --    -28.01%                 1.30%
     2006   Total ..................................       18                  211                 2.40%
            Monument Advisor .......................       --    11.87          --     11.25%        --        N/A
            Monument ...............................       --    12.21          --      9.80%        --       1.30%
     2005   Total ..................................        1                   10                 0.00%
            Monument Advisor .......................       --    10.67          --      4.61%        --        N/A
            Inception May 4 ........................       --    10.20          --       N/A        N/A        N/A
            Monument ...............................       --    11.12          --     -3.97%        --       1.30%
     2004   Monument ...............................       --    11.58          --     14.65%      0.07%      1.30%
            Inception May 1 ........................       --    10.10          --       N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

=====================================================================================================================
                                                            AS OF DECEMBER 31*
                                                       -----------------------------            INVESTMENT
                                                        UNITS    UNIT    NET ASSETS     TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Basic Materials Fund
     2007   Total ..................................     94                $1,734                  0.19%
            Monument Advisor .......................     --     $18.35         --       33.94%       --         N/A
            Monument ...............................     --      20.29         --       32.27%       --        1.30%
     2006   Total ..................................     11                   155                  1.34%
            Monument Advisor .......................     --      13.70         --       22.32%       --         N/A
            Monument ...............................     --      15.34         --       20.69%       --        1.30%
     2005   Total ..................................      5                    55                  3.00%
            Monument Advisor .......................     --      11.20         --        9.91%       --         N/A
            Inception May 4 ........................     --      10.19         --         N/A       N/A         N/A
            Monument ...............................     --      12.71         --        2.67%       --        1.30%
     2004   Monument ...............................     --      12.38         --       24.17%     0.00%       1.30%
            Inception May 1 ........................     --       9.97         --         N/A       N/A         N/A
   Biotechnology Fund
     2007   Total ..................................     16                   204                  0.00%
            Monument Advisor .......................     --      12.37         --        4.39%       --         N/A
            Monument ...............................     --       9.94         --        3.01%       --        1.30%
     2006   Total ..................................      3                    34                  0.00%
            Monument Advisor .......................     --      11.85         --       -3.27%       --         N/A
            Monument ...............................     --       9.65         --       -4.55%       --        1.30%
     2005   Total ..................................      4                    52                  0.00%
            Monument Advisor .......................     --      12.25         --       21.17%       --         N/A
            Inception May 4 ........................     --      10.11         --         N/A       N/A         N/A
            Monument ...............................     --      10.11         --        9.18%       --        1.30%
     2004   Monument ...............................     --       9.26         --       -5.51%     0.00%       1.30%
            Inception May 1 ........................     --       9.80         --         N/A       N/A         N/A
   Commodities Strategy Fund
     2007   Total ..................................     37                   390                  0.00%
            Monument Advisor .......................     --      10.40         --       31.15%       --         N/A
     2006   Total ..................................      9                    67                  0.00%
            Monument Advisor .......................     --       7.93         --      -17.91%       --         N/A
     2005   Total ..................................     --                    --                  0.00%
            Monument Advisor .......................     --       9.66         --       -3.88%       --         N/A
            Inception October 21 ...................     --      10.05         --         N/A       N/A         N/A
   Consumer Products Fund
     2007   Total ..................................     69                   915                  5.43%
            Monument Advisor .......................     --      13.22         --       11.09%       --         N/A
            Monument ...............................     --      13.01         --        9.70%       --        1.30%
     2006   Total ..................................     26                   306                  1.40%
            Monument Advisor .......................     --      11.90         --       17.36%       --         N/A
            Monument ...............................     --      11.86         --       15.93%       --        1.30%
     2005   Total ..................................     --                    --                  8.63%
            Monument Advisor .......................     --      10.14         --        0.70%       --         N/A
            Inception May 4 ........................     --      10.07         --         N/A       N/A         N/A
            Monument ...............................     --      10.23         --       -1.73%       --        1.30%
     2004   Monument ...............................     --      10.41         --        3.07%     0.00%       1.30%
            Inception May 1 ........................     --      10.10         --         N/A       N/A         N/A
   Dow 2X Strategy Fund
     2007   Total ..................................     28                   432                  1.07%
            Monument Advisor .......................     --      15.19         --        8.19%       --         N/A
            Monument ...............................     --      14.42         --        6.74%       --        1.30%
     2006   Total ..................................     25                   356                  0.81%
            Monument Advisor .......................     --      14.04         --       30.48%       --         N/A
            Monument ...............................     --      13.51         --       28.91%       --        1.30%
     2005   Total ..................................      2                    19                  0.55%
            Monument Advisor .......................     --      10.76         --        4.98%       --         N/A
            Inception May 4 ........................     --      10.25         --         N/A       N/A         N/A
            Monument ...............................     --      10.48         --       -5.07%       --        1.30%
     2004   Monument ...............................     --      11.04         --       11.29%     0.00%       1.30%
            Inception July 15 ......................     --       9.92                    N/A       N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

=====================================================================================================================
                                                            AS OF DECEMBER 31*
                                                       -----------------------------            INVESTMENT
                                                        UNITS    UNIT    NET ASSETS     TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Electronics Fund
     2007   Total ..................................      31               $  379                  0.00%
            Monument Advisor .......................      --    $12.17         --       -2.48%       --         N/A
            Monument ...............................      --      9.09         --       -3.71%       --        1.30%
     2006   Total ..................................      --                    6                  0.00%
            Monument Advisor .......................      --     12.48         --        2.46%       --         N/A
            Monument ...............................      --      9.44         --        1.18%       --        1.30%
     2005   Total ..................................       5                   50                  0.00%
            Monument Advisor .......................      --     12.18         --       19.18%       --         N/A
            Inception May 4 ........................      --     10.22         --         N/A       N/A         N/A
            Monument ...............................      --      9.33         --        2.53%       --        1.30%
     2004   Monument ...............................      --      9.10         --       -6.57%     0.00%       1.30%
            Inception May 1 ........................      --      9.74         --         N/A       N/A         N/A
   Energy Fund
     2007   Total ..................................     118                2,275                  0.00%
            Monument Advisor .......................      --     19.11         --       33.26%       --         N/A
            Monument ...............................      --     24.05         --       31.49%       --        1.30%
     2006   Total ..................................      41                  593                  0.00%
            Monument Advisor .......................      --     14.34         --       11.94%       --         N/A
            Monument ...............................      --     18.29         --       10.51%       --        1.30%
     2005   Total ..................................       1                   11                  0.02%
            Monument Advisor .......................      --     12.81         --       26.46%       --         N/A
            Inception May 4 ........................      --     10.13         --         N/A       N/A         N/A
            Monument ...............................      --     16.55         --       36.78%       --        1.30%
     2004   Monument ...............................      --     12.10         --       18.40%     0.00%       1.30%
            Inception May 1 ........................      --     10.22         --         N/A       N/A         N/A
   Energy Services Fund
     2007   Total ..................................     104                2,247                  0.00%
            Monument Advisor .......................      --     21.66         --       37.09%       --         N/A
            Monument ...............................      --     26.24         --       35.33%       --        1.30%
     2006   Total ..................................      18                  278                  0.00%
            Monument Advisor .......................      --     15.80         --       10.96%       --         N/A
            Monument ...............................      --     19.39         --        9.55%       --        1.30%
     2005   Total ..................................      23                  331                  0.00%
            Monument Advisor .......................      --     14.24         --       39.74%       --         N/A
            Inception May 4 ........................      --     10.19         --         N/A       N/A         N/A
            Monument ...............................      --     17.70         --       46.40%       --        1.30%
     2004   Monument ...............................      --     12.09         --       18.88%     0.00%       1.30%
            Inception May 1 ........................      --     10.17         --         N/A       N/A         N/A
   Essential Portfolio Aggressive Fund
     2007   Total ..................................       3                   29                  1.80%
            Monument Advisor .......................      --     10.99         --        6.70%       --         N/A
     2006   Total ..................................      --                   --                  0.00%
            Monument Advisor .......................      --     10.30         --        3.94%       --         N/A
            Inception November 1 ...................      --      9.91         --         N/A       N/A         N/A
   Essential Portfolio Conservative Fund
     2007   Total ..................................      19                  202                  4.96%
            Monument Advisor .......................      --     10.79         --        6.41%       --         N/A
     2006   Total ..................................      15                  148                  1.41%
            Monument Advisor .......................      --     10.14         --        1.60%       --         N/A
            Inception November 1 ...................      --      9.98         --         N/A       N/A         N/A
   Essential Portfolio Moderate Fund
     2007   Total ..................................       9                   97                  7.31%
            Monument Advisor .......................      --     10.96         --        6.51%       --         N/A
     2006   Total ..................................       4                   40                 11.21%
            Monument Advisor .......................      --     10.29         --        3.42%       --         N/A
            Inception November 1 ...................      --      9.95         --         N/A       N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

=====================================================================================================================
                                                            AS OF DECEMBER 31*
                                                       -----------------------------            INVESTMENT
                                                        UNITS    UNIT    NET ASSETS     TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Europe 1.25X Strategy Fund
     2007   Total ..................................      56               $  902                  1.99%
            Monument Advisor .......................      --    $16.06         --       13.02%       --         N/A
            Monument ...............................      --     18.04         --       11.56%       --        1.30%
     2006   Total ..................................      29                  412                  2.92%
            Monument Advisor .......................      --     14.21         --       29.54%       --         N/A
            Monument ...............................      --     16.17         --       27.83%       --        1.30%
     2005   Total ..................................       2                   18                  0.29%
            Monument Advisor .......................      --     10.97         --        7.65%       --         N/A
            Inception May 4 ........................      --     10.19         --         N/A       N/A         N/A
            Monument ...............................      --     12.65         --        4.98%       --        1.30%
     2004   Monument ...............................       1     12.05         13       19.19%    73.77%       1.30%
            Inception May 1 ........................      --     10.11         --         N/A       N/A         N/A
   Financial Services Fund
     2007   Total ..................................      14                  149                  2.78%
            Monument Advisor .......................      --     10.67         --      -18.80%       --         N/A
            Monument ...............................      --     10.82         --      -19.85%       --        1.30%
     2006   Total ..................................       7                   96                  4.66%
            Monument Advisor .......................      --     13.14         --       16.70%       --         N/A
            Monument ...............................      --     13.50         --       15.29%       --        1.30%
     2005   Total ..................................      --                   --                  7.17%
            Monument Advisor .......................      --     11.26         --       10.50%       --         N/A
            Inception May 4 ........................      --     10.19         --         N/A       N/A         N/A
            Monument ...............................      --     11.71         --        2.00%       --        1.30%
     2004   Monument ...............................      --     11.48         --       14.23%     0.00%       1.30%
            Inception May 1 ........................      --     10.05         --         N/A       N/A         N/A
   Government Long Bond 1.2X Strategy Fund
     2007   Total ..................................      42                  445                  4.66%
            Monument Advisor .......................      --     10.68         --        9.76%       --         N/A
            Monument ...............................      --     11.40         --        8.26%       --        1.30%
     2006   Total ..................................      14                  135                  5.09%
            Monument Advisor .......................      --      9.73         --       -3.18%       --         N/A
            Monument ...............................      --     10.53         --       -4.36%       --        1.30%
     2005   Total ..................................      17                  172                  2.78%
            Monument Advisor .......................      --     10.05         --        2.34%       --         N/A
            Inception May 4 ........................      --      9.82         --         N/A       N/A         N/A
            Monument ...............................      --     11.01         --        6.38%       --        1.30%
     2004   Monument ...............................      --     10.35         --        6.99%     0.00%       1.30%
     2003   Monument ...............................      --      9.67         --       -3.12%     2.13%       1.30%
            Inception May 1 ........................      --      9.98         --         N/A       N/A         N/A
   Health Care Fund
     2007   Total ..................................      52                  637                  0.00%
            Monument Advisor .......................      --     12.16         --        6.02%       --         N/A
            Monument ...............................      --     11.94         --        4.65%       --        1.30%
     2006   Total ..................................      14                  158                  0.00%
            Monument Advisor .......................      --     11.47         --        5.13%       --         N/A
            Monument ...............................      --     11.41         --        3.82%       --        1.30%
     2005   Total ..................................       2                   25                  0.00%
            Monument Advisor .......................      --     10.91         --        8.13%       --         N/A
            Inception May 4 ........................      --     10.09         --         N/A       N/A         N/A
            Monument ...............................      --     10.99         --        9.14%       --        1.30%
     2004   Monument ...............................      --     10.07         --        0.00%     0.00%       1.30%
            Inception May 1 ........................      --     10.07         --         N/A       N/A         N/A
   Hedged Equity Fund
     2007   Total ..................................     111                1,192                  6.16%
            Monument Advisor .......................      --     10.74         --        3.17%       --         N/A
     2006   Total ..................................      31                  324                  1.93%
            Monument Advisor .......................      --     10.41         --        4.10%       --         N/A
            Inception February 3 ...................      --     10.00         --         N/A       N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

=====================================================================================================================
                                                            AS OF DECEMBER 31*
                                                       -----------------------------            INVESTMENT
                                                        UNITS    UNIT    NET ASSETS     TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)      RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Internet Fund
     2007   Total ..................................      33               $  484                  0.00%
            Monument Advisor .......................      --    $14.59         --       10.36%       --         N/A
            Monument ...............................      --     12.86         --        8.98%       --        1.30%
     2006   Total ..................................       3                   45                  0.00%
            Monument Advisor .......................      --     13.22         --        9.71%       --         N/A
            Monument ...............................      --     11.80         --        8.26%       --        1.30%
     2005   Total ..................................       1                   17                  0.00%
            Monument Advisor .......................      --     12.05         --       16.76%       --         N/A
            Inception May 4 ........................      --     10.32         --         N/A       N/A         N/A
            Monument ...............................      --     10.90         --       -2.68%       --        1.30%
     2004   Monument ...............................      --     11.20         --       14.40%     0.00%       1.30%
            Inception May 1 ........................      --      9.79         --         N/A       N/A         N/A
   Inverse Dow 2X Strategy Fund
     2007   Total ..................................     159                1,049                  3.17%
            Monument Advisor .......................      --      6.59         --       -8.98%       --         N/A
            Monument ...............................      --      6.06         --      -10.22%       --        1.30%
     2006   Total ..................................      16                  116                  2.62%
            Monument Advisor .......................      --      7.24         --      -21.73%       --         N/A
            Monument ...............................      --      6.75         --      -22.77%       --        1.30%
     2005   Total ..................................      --                   --                  4.39%
            Monument Advisor .......................      --      9.25         --       -5.23%       --         N/A
            Inception May 4 ........................      --      9.76         --         N/A       N/A         N/A
            Monument ...............................      --      8.74         --        0.34%       --        1.30%
     2004   Monument ...............................      --      8.71         --      -13.59%     0.00%       1.30%
            Inception July 15 ......................      --     10.08                    N/A       N/A         N/A
   Inverse Government Long Bond Strategy Fund
     2007   Total ..................................       6                   57                  0.72%
            Monument Advisor .......................      --     10.34         --       -4.52%       --         N/A
            Monument ...............................      --      8.16         --       -5.77%       --        1.30%
     2006   Total ..................................      15                  165                  0.68%
            Monument Advisor .......................      --     10.83         --        8.08%       --         N/A
            Monument ...............................      --      8.66         --        6.65%       --        1.30%
     2005   Total ..................................      33                  325                  0.00%
            Monument Advisor .......................      --     10.02         --       -1.28%       --         N/A
            Inception May 4 ........................      --     10.15         --         N/A       N/A         N/A
            Monument ...............................      --      8.12         --       -6.45%       --        1.30%
     2004   Monument ...............................       6      8.68         48      -11.81%     0.00%       1.30%
     2003   Monument ...............................       3      9.84         26       -1.58%     0.00%       1.30%
            Inception May 1 ........................      --      9.99         --         N/A       N/A         N/A
   Inverse Mid-Cap Strategy Fund
     2007   Total ..................................      14                  116                  2.83%
            Monument Advisor .......................      --      8.30         --       -1.89%       --         N/A
            Monument ...............................      --      7.28         --       -3.32%       --        1.30%
     2006   Total ..................................       5                   44                 14.68%
            Monument Advisor .......................      --      8.46         --       -3.86%       --         N/A
            Monument ...............................      --      7.53         --       -5.04%       --        1.30%
     2005   Total ..................................      --                   --                  5.13%
            Monument Advisor .......................      --      8.80         --      -10.84%       --         N/A
            Inception May 4 ........................      --      9.87         --         N/A       N/A         N/A
            Monument ...............................      --      7.93         --       -9.37%       --        1.30%
     2004   Monument ...............................      --      8.75         --      -11.97%     0.00%       1.30%
            Inception July 15 ......................      --      9.94                    N/A       N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

=======================================================================================================
                                               AS OF DECEMBER 31*
                                          ----------------------------             INVESTMENT
                                           UNITS     UNIT   NET ASSETS    TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                       (000S)    VALUE     (000S)      RETURN      RATIO      RATIO
-------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse OTC Strategy Fund
     2007   Total .....................     41                 $ 322                  5.48%
            Monument Advisor ..........     --     $ 7.78         --     -11.29%        --        N/A
            Monument ..................     --       7.36         --     -12.49%        --       1.30%
     2006   Total .....................     37                   327                  4.88%
            Monument Advisor ..........     --       8.77         --      -1.46%        --        N/A
            Monument ..................     --       8.41         --      -2.66%        --       1.30%
     2005   Total .....................     25                   224                  0.00%
            Monument Advisor ..........     --       8.90         --      -9.46%        --        N/A
            Inception May 4 ...........     --       9.83         --        N/A        N/A        N/A
            Monument ..................     --       8.64         --       0.00%        --       1.30%
     2004   Monument ..................     --       8.64         --     -14.54%      0.00%      1.30%
            Inception May 1 ...........     --      10.11         --        N/A        N/A        N/A
   Inverse Russell 2000 Strategy Fund
     2007   Total .....................     39                   313                  4.37%
            Monument Advisor ..........     --       8.10         --       5.33%        --        N/A
            Monument ..................     --       7.32         --       3.98%        --       1.30%
     2006   Total .....................     25                   194                  6.10%
            Monument Advisor ..........     --       7.69         --     -11.91%        --        N/A
            Monument ..................     --       7.04         --     -13.09%        --       1.30%
     2005   Total .....................     14                   122                  0.41%
            Monument Advisor ..........     --       8.73         --     -11.10%        --        N/A
            Inception May 4 ...........     --       9.82         --        N/A        N/A        N/A
            Monument ..................     --       8.10         --      -4.26%        --       1.30%
     2004   Monument ..................     --       8.46         --     -15.06%      0.00%      1.30%
            Inception July 15 .........     --       9.96                   N/A        N/A        N/A
   Inverse S&P 500 Strategy Fund
     2007   Total .....................     47                   413                  4.22%
            Monument Advisor ..........     --       8.85         --       0.91%        --        N/A
            Monument ..................     --       6.33         --      -0.47%        --       1.30%
     2006   Total .....................      3                    22                 10.22%
            Monument Advisor ..........     --       8.77         --      -7.49%        --        N/A
            Monument ..................     --       6.36         --      -8.75%        --       1.30%
     2005   Total .....................     11                   100                  0.00%
            Monument Advisor ..........     --       9.48         --      -4.15%        --        N/A
            Inception May 4 ...........     --       9.89         --        N/A        N/A        N/A
            Monument ..................     --       6.97         --      -1.97%        --       1.30%
     2004   Monument ..................     --       7.11         --     -11.40%      0.00%      1.30%
     2003   Monument ..................      3       8.02         25     -19.64%      0.00%      1.30%
            Inception May 1 ...........     --       9.98         --        N/A        N/A        N/A
   Japan 1.25X Strategy Fund
     2007   Total .....................      9                   119                 17.31%
            Monument Advisor ..........     --      12.61         --     -11.20%        --        N/A
            Monument ..................     --      11.15         --     -12.41%        --       1.30%
     2006   Total .....................     23                   316                  7.40%
            Monument Advisor ..........     --      14.20         --       5.11%        --        N/A
            Monument ..................     --      12.73         --       3.75%        --       1.30%
     2005   Total .....................     20                   267                  0.00%
            Monument Advisor ..........     --      13.51         --      32.71%        --        N/A
            Inception May 4 ...........     --      10.18         --        N/A        N/A        N/A
            Monument ..................     --      12.27         --      18.78%        --       1.30%
     2004   Monument ..................      2      10.33         21       4.66%      0.00%      1.30%
            Inception May 1 ...........     --       9.87         --       N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

=======================================================================================================
                                               AS OF DECEMBER 31*
                                          ----------------------------             INVESTMENT
                                           UNITS     UNIT   NET ASSETS    TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                       (000S)    VALUE     (000S)      RETURN      RATIO      RATIO
-------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Large-Cap Growth Fund
     2007   Total .....................     51                 $ 592                  0.00%
            Monument Advisor ..........     --     $11.71         --       4.93%        --        N/A
            Monument ..................     --      11.36         --       3.56%        --       1.30%
     2006   Total .....................     20                   224                  0.00%
            Monument Advisor ..........     --      11.16         --       5.38%        --        N/A
            Monument ..................     --      10.97         --       4.08%        --       1.30%
     2005   Total .....................      3                    34                  0.11%
            Monument Advisor ..........     --      10.59         --       4.85%        --        N/A
            Inception May 4 ...........     --      10.10         --        N/A        N/A        N/A
            Monument ..................     --      10.54         --       0.48%        --       1.30%
     2004   Monument ..................     --      10.49         --       5.32%      0.00%      1.30%
            Inception July 15 .........     --       9.96         --        N/A        N/A        N/A
   Large-Cap Value Fund
     2007   Total .....................     19                   231                  0.86%
            Monument Advisor ..........     --      12.18         --      -5.36%        --        N/A
            Monument ..................     --      12.46         --      -6.60%        --       1.30%
     2006   Total .....................     43                   553                  1.13%
            Monument Advisor ..........     --      12.87         --      17.64%        --        N/A
            Monument ..................     --      13.34         --      16.10%        --       1.30%
     2005   Total .....................     12                   128                  1.27%
            Monument Advisor ..........     --      10.94         --       7.68%        --        N/A
            Inception May 4 ...........     --      10.16         --        N/A        N/A        N/A
            Monument ..................     --      11.49         --       2.86%        --       1.30%
     2004   Monument ..................     --      11.17         --      12.15%      0.00%      1.30%
            Inception July 15 .........     --       9.96         --        N/A        N/A        N/A
   Leisure Fund
     2007   Total .....................      5                    64                  0.00%
            Monument Advisor ..........     --      12.24         --      -2.55%        --        N/A
            Monument ..................     --      12.68         --      -3.79%        --       1.30%
     2006   Total .....................     38                   476                  0.00%
            Monument Advisor ..........     --      12.56         --      23.50%        --        N/A
            Monument ..................     --      13.18         --      21.92%        --       1.30%
     2005   Total .....................     --                    --                  0.00%
            Monument Advisor ..........     --      10.17         --       0.00%        --        N/A
            Inception May 4 ...........     --      10.17         --        N/A        N/A        N/A
            Monument ..................     --      10.81         --      -6.08%        --       1.30%
     2004   Monument ..................     --      11.51         --      14.87%      0.00%      1.30%
            Inception May 1 ...........     --      10.02         --        N/A        N/A        N/A
   Mid Cap 1.5X Strategy Fund
     2007   Total .....................     38                   548                  0.71%
            Monument Advisor ..........     --      14.03         --       3.54%        --        N/A
            Monument ..................     --      22.45         --       2.23%        --       1.30%
     2006   Total .....................    136                 1,863                  0.23%
            Monument Advisor ..........     --      13.55         --      10.52%        --        N/A
            Monument ..................     --      21.96         --       9.04%        --       1.30%
     2005   Total .....................      4                    51                  0.00%
            Monument Advisor ..........     --      12.26         --      20.20%        --        N/A
            Inception May 4 ...........     --      10.20         --        N/A        N/A        N/A
            Monument ..................     --      20.14         --      12.58%        --       1.30%
     2004   Monument ..................      1      17.89         23      20.59%      0.00%      1.30%
     2003   Monument ..................     --      14.84         --      48.36%      0.00%      1.30%
            Inception May 1 ...........     --       9.99         --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

=======================================================================================================
                                               AS OF DECEMBER 31*
                                          ----------------------------             INVESTMENT
                                           UNITS     UNIT   NET ASSETS    TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                       (000S)    VALUE     (000S)      RETURN      RATIO      RATIO
-------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Mid-Cap Growth Fund
     2007   Total .....................     89                $1,162                  0.00%
            Monument Advisor ..........     --     $13.04         --       8.40%        --        N/A
            Monument ..................     --      13.27         --       7.10%        --       1.30%
     2006   Total .....................      9                   113                  0.00%
            Monument Advisor ..........     --      12.03         --       3.17%        --        N/A
            Monument ..................     --      12.39         --       1.81%        --       1.30%
     2005   Total .....................     20                   235                  0.00%
            Monument Advisor ..........     --      11.66         --      15.10%        --        N/A
            Inception May 4 ...........     --      10.13         --        N/A        N/A        N/A
            Monument ..................     --      12.17         --       9.94%        --       1.30%
     2004   Monument ..................     --      11.07         --      10.04%      0.00%      1.30%
            Inception July 15 .........     --      10.06         --        N/A        N/A        N/A
   Mid-Cap Value Fund
     2007   Total .....................     24                   308                  1.10%
            Monument Advisor ..........     --      12.68         --      -4.88%        --        N/A
            Monument ..................     --      13.14         --      -6.08%        --       1.30%
     2006   Total .....................     48                   643                  1.24%
            Monument Advisor ..........     --      13.33         --      17.14%        --        N/A
            Monument ..................     --      13.99         --      15.52%        --       1.30%
     2005   Total .....................     16                   178                  0.47%
            Monument Advisor ..........     --      11.38         --      12.23%        --        N/A
            Inception May 4 ...........     --      10.14         --        N/A        N/A        N/A
            Monument ..................     --      12.11         --       6.98%        --       1.30%
     2004   Monument ..................     --      11.32         --      12.75%      0.00%      1.30%
            Inception July 15 .........     --      10.04         --        N/A        N/A        N/A
   Multi-Cap Core Equity Fund
     2007   Total .....................     3                     29                  0.28%
            Monument Advisor ..........     --      10.45         --      -5.26%        --        N/A
     2006   Total .....................     --                    --                  0.00%
            Monument Advisor ..........     --      11.03         --      10.63%        --        N/A
            Inception February 3 ......     --       9.97         --        N/A        N/A        N/A
   Nova Fund
     2007   Total .....................     53                   708                  1.00%
            Monument Advisor ..........     --      13.42         --       1.13%        --        N/A
            Monument ..................     --      13.59         --      -0.15%        --       1.30%
     2006   Total .....................     54                   721                  1.14%
            Monument Advisor ..........     --      13.27         --      19.33%        --        N/A
            Monument ..................     --      13.61         --      17.73%        --       1.30%
     2005   Total .....................     4                     41                  0.23%
            Monument Advisor ..........     --      11.12         --       9.23%        --        N/A
            Inception May 4 ...........     --      10.18         --        N/A        N/A        N/A
            Monument ..................     --      11.56         --       2.57%        --       1.30%
     2004   Monument ..................     55     11.27         622      13.17%      0.01%      1.30%
     2003   Monument ..................     4       9.96          37      37.40%      0.00%      1.30%
   OTC 2X Strategy Fund
     2007   Total .....................     172                2,956                  0.31%
            Monument Advisor ..........     --      17.16         --      28.16%        --        N/A
            Monument ..................     --      15.19         --      26.48%        --       1.30%
     2006   Total .....................     88                 1,179                  0.06%
            Monument Advisor ..........     --      13.39         --       4.86%        --        N/A
            Monument ..................     --      12.01         --       3.53%        --       1.30%
     2005   Total .....................     48                   613                  0.00%
            Monument Advisor ..........     --      12.77         --      23.50%        --        N/A
            Inception May 4 ...........     --      10.34         --        N/A        N/A        N/A
            Monument ..................     --      11.60         --      -4.29%        --       1.30%
     2004   Monument ..................     59      12.12        716      24.05%     27.50%      1.30%
            Inception May 1 ...........     --       9.77         --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

==================================================================================================================================
                                                                         AS OF DECEMBER 31*
                                                                   ------------------------------             INVESTMENT
                                                                   UNITS      UNIT     NET ASSETS    TOTAL      INCOME     EXPENSE
      YEAR     PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
    OTC Fund
      2007     Total ...........................................     60                 $   875                   0.04%
               Monument Advisor ................................     --     $  14.32         --      17.76%         --        N/A
               Monument ........................................     --        17.14         --      16.28%         --       1.30%
      2006     Total ...........................................      7                      91                   0.00%
               Monument Advisor ................................     --        12.16         --       5.83%         --        N/A
               Monument ........................................     --        14.74         --       4.39%         --       1.30%
      2005     Total ...........................................    351                   4,053                   0.00%
               Monument Advisor ................................     --        11.49         --      12.98%         --        N/A
               Inception May 4 .................................     --        10.17         --        N/A         N/A        N/A
               Monument ........................................     --        14.12         --      -0.21%         --       1.30%
      2004     Monument ........................................     49        14.15        700       7.97%       0.00%      1.30%
      2003     Monument ........................................     86        13.11      1,126      43.54%       0.00%      1.30%
    Precious Metals Fund
      2007     Total ...........................................    124                   2,626                   0.00%
               Monument Advisor ................................     --        21.12         --      19.52%         --        N/A
               Monument ........................................     --        19.35         --      17.99%         --       1.30%
      2006     Total ...........................................     81                   1,435                   0.00%
               Monument Advisor ................................     --        17.67         --      21.44%         --        N/A
               Monument ........................................     --        16.40         --      19.88%         --       1.30%
      2005     Total ...........................................     22                     320                   0.00%
               Monument Advisor ................................     --        14.55         --      41.67%         --        N/A
               Inception May 4 .................................     --        10.27         --        N/A         N/A        N/A
               Monument ........................................     --        13.68         --      19.37%         --       1.30%
      2004     Monument ........................................     --        11.46         --      14.60%       0.00%      1.30%
               Inception May 1 .................................     --        10.00         --        N/A         N/A        N/A
    Real Estate Fund
      2007     Total ...........................................     15                     182                   1.01%
               Monument Advisor ................................     --        11.82         --     -19.15%         --        N/A
               Monument ........................................     --        14.58         --     -20.15%         --       1.30%
      2006     Total ...........................................     26                     375                   4.34%
               Monument Advisor ................................     --        14.62         --      30.77%         --        N/A
               Monument ........................................     --        18.26         --      29.05%         --       1.30%
      2005     Total ...........................................      2                      19                   2.01%
               Monument Advisor ................................     --        11.18         --      10.80%         --        N/A
               Inception May 4 .................................     --        10.09         --        N/A         N/A        N/A
               Monument ........................................     --        14.15         --       5.75%         --       1.30%
      2004     Monument ........................................      1        13.38          6      32.61%       1.65%      1.30%
               Inception May 1 .................................     --        10.09         --        N/A         N/A        N/A
    Retailing Fund
      2007     Total ...........................................      2                      26                   0.00%
               Monument Advisor ................................     --        10.61         --     -12.60%         --        N/A
               Monument ........................................     --        10.42         --     -13.67%         --       1.30%
      2006     Total ...........................................      3                      42                   0.00%
               Monument Advisor ................................     --        12.14         --      10.06%         --        N/A
               Monument ........................................     --        12.07         --       8.64%         --       1.30%
      2005     Total ...........................................     --                      --                   0.00%
               Monument Advisor ................................     --        11.03         --       8.78%         --        N/A
               Inception May 4 .................................     --        10.14         --        N/A         N/A        N/A
               Monument ........................................     --        11.11         --       4.12%         --       1.30%
      2004     Monument ........................................     --        10.67         --       6.81%       0.00%      1.30%
               Inception May 1 .................................     --         9.99         --        N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

==================================================================================================================================
                                                                         AS OF DECEMBER 31*
                                                                   ------------------------------             INVESTMENT
                                                                   UNITS      UNIT     NET ASSETS    TOTAL      INCOME     EXPENSE
      YEAR     PRODUCT                                             (000S)    VALUE       (000S)     RETURN       RATIO      RATIO
----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Russell 2000 1.5X Strategy Fund
      2007     Total ...........................................      8                 $   130                   0.24%
               Monument Advisor ................................     --     $  13.73         --      -6.73%         --        N/A
               Monument ........................................     --        22.03         --      -7.98%         --       1.30%
      2006     Total ...........................................    322                   4,770                   0.25%
               Monument Advisor ................................     --        14.72         --      20.85%         --        N/A
               Monument ........................................     --        23.94         --      19.28%         --       1.30%
      2005     Total ...........................................      3                      56                  11.06%
               Monument Advisor ................................     --        12.18         --      18.37%         --        N/A
               Inception May 4 .................................     --        10.29         --        N/A         N/A        N/A
               Monument ........................................     --        20.07         --       2.61%         --       1.30%
      2004     Monument ........................................      3        19.56         60      23.57%       0.00%      1.30%
      2003     Monument ........................................     --        15.83         --      58.07%      60.37%      1.30%
               Inception May 1 .................................     --        10.01         --        N/A         N/A        N/A
   Russell 2000 2X Strategy Fund
      2007     Total ...........................................     69                     624                   0.01%
               Monument Advisor ................................     --         9.09         --     -12.60%         --        N/A
      2006     Total ...........................................     --                      --                   0.00%
               Monument Advisor ................................     --        10.40         --       8.11%         --        N/A
               Inception November 1 ............................     --         9.62         --        N/A         N/A        N/A
   S&P 500 2X Strategy Fund
      2007     Total ...........................................     80                   1,136                   0.91%
               Monument Advisor ................................     --        14.12         --       0.64%         --        N/A
               Monument ........................................     --        14.31         --      -0.69%         --       1.30%
      2006     Total ...........................................     71                     992                   2.78%
               Monument Advisor ................................     --        14.03         --      23.61%         --        N/A
               Monument ........................................     --        14.41         --      22.12%         --       1.30%
      2005     Total ...........................................      8                      87                   0.00%
               Monument Advisor ................................     --        11.35         --      10.84%         --        N/A
               Inception May 4 .................................     --        10.24         --        N/A         N/A        N/A
               Monument ........................................     --        11.80         --       1.99%         --       1.30%
      2004     Monument ........................................     51        11.57        594      15.12%       0.00%      1.30%
               Inception May 1 .................................     --        10.05         --        N/A         N/A        N/A
   Sector Rotation Fund
      2007     Total ...........................................     82                   1,334                   0.00%
               Monument Advisor ................................     --        16.31         --      22.82%         --        N/A
               Monument ........................................     --        20.44         --      21.16%         --       1.30%
      2006     Total ...........................................     19                     266                   0.00%
               Monument Advisor ................................     --        13.28         --      11.32%         --        N/A
               Monument ........................................     --        16.87         --       9.97%         --       1.30%
      2005     Total ...........................................      4                      49                   0.00%
               Monument Advisor ................................     --        11.93         --      17.54%         --        N/A
               Inception May 4 .................................     --        10.15         --        N/A         N/A        N/A
               Monument ........................................     --        15.34         --      12.22%         --       1.30%
      2004     Monument ........................................     --        13.67         --       9.30%       0.00%      1.30%
      2003     Monument ........................................     --        12.51         --      24.76%        N/A       1.30%
               Inception May 1 .................................     --        10.02         --        N/A         N/A        N/A
   Small-Cap Growth Fund
      2007     Total ...........................................     60                     735                   0.00%
               Monument Advisor ................................     --        12.25         --      -0.16%         --        N/A
               Monument ........................................     --        12.68         --      -1.40%         --       1.30%
      2006     Total ...........................................     22                     269                   0.00%
               Monument Advisor ................................     --        12.27         --       7.73%         --        N/A
               Monument ........................................     --        12.86         --       6.37%         --       1.30%
      2005     Total ...........................................      3                      31                   0.00%
               Monument Advisor ................................     --        11.39         --      12.22%         --        N/A
               Inception May 4 .................................     --        10.15         --        N/A         N/A        N/A
               Monument ........................................     --        12.09         --       4.86%         --       1.30%
      2004     Monument ........................................     --        11.53         --      14.61%       0.00%      1.30%
               Inception July 15 ...............................     --        10.06         --        N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

============================================================================================================
                                                 AS OF DECEMBER 31*
                                            -----------------------------              INVESTMENT
                                             UNITS     UNIT    NET ASSETS     TOTAL      INCOME     EXPENSE
        YEAR   PRODUCT                      (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Small-Cap Value Fund
        2007   Total ....................     43                $    454                  0.21%
               Monument Advisor .........     --     $ 10.68          --     -20.30%        --        N/A
               Monument .................     --       10.88          --     -21.44%        --       1.30%
        2006   Total ....................     53                     711                  0.94%
               Monument Advisor .........     --       13.40          --      19.22%        --        N/A
               Monument .................     --       13.85          --      17.67%        --       1.30%
        2005   Total ....................      3                      38                  0.00%
               Monument Advisor .........     --       11.24          --      10.30%        --        N/A
               Inception May 4 ..........     --       10.19          --        N/A        N/A        N/A
               Monument .................     --       11.77          --       2.35%        --       1.30%
        2004   Monument .................     --       11.50          --      14.54%      0.00%      1.30%
               Inception July 15 ........     --       10.04          --        N/A        N/A        N/A
   Strengthening Dollar 2X Strategy Fund
        2007   Total ....................     34                     283                  0.00%
               Monument Advisor .........     --        8.27          --     -10.88%        --        N/A
        2006   Total ....................     --                      --                  1.03%
               Monument Advisor .........     --        9.28          --     -10.60%        --        N/A
        2005   Total ....................     --                      --                  1.07%
               Monument Advisor .........     --       10.38          --       2.57%        --        N/A
               Inception October 21 .....     --       10.12          --        N/A        N/A        N/A
   Technology Fund
        2007   Total ....................     21                     278                  0.00%
               Monument Advisor .........     --       13.58          --      10.41%        --        N/A
               Monument .................     --       12.14          --       8.98%        --       1.30%
        2006   Total ....................      3                      40                  0.00%
               Monument Advisor .........     --       12.30          --       5.85%        --        N/A
               Monument .................     --       11.14          --       4.50%        --       1.30%
        2005   Total ....................     --                      --                  0.00%
               Monument Advisor .........     --       11.62          --      14.94%        --        N/A
               Inception May 4 ..........     --       10.11          --        N/A        N/A        N/A
               Monument .................     --       10.66          --       1.81%        --       1.30%
        2004   Monument .................     --       10.47          --       6.40%      0.00%      1.30%
               Inception May 1 ..........     --        9.84          --        N/A        N/A        N/A
   Telecommunications Fund
        2007   Total ....................     25                     370                  0.30%
               Monument Advisor .........     --       14.87          --       9.18%        --        N/A
               Monument .................     --       13.76          --       7.75%        --       1.30%
        2006   Total ....................      1                      10                  1.36%
               Monument Advisor .........     --       13.62          --      19.58%        --        N/A
               Monument .................     --       12.77          --      18.02%        --       1.30%
        2005   Total ....................     --                      --                  0.00%
               Monument Advisor .........     --       11.39          --      12.33%        --        N/A
               Inception May 4 ..........     --       10.14          --        N/A        N/A        N/A
               Monument .................     --       10.82          --      -0.18%        --       1.30%
        2004   Monument .................     --       10.84          --       9.61%      0.00%      1.30%
               Inception May 1 ..........     --        9.89          --        N/A        N/A        N/A
   Transportation Fund
        2007   Total ....................     10                     123                  0.00%
               Monument Advisor .........     --       12.21          --      -8.81%        --        N/A
               Monument .................     --       12.85          --      -9.95%        --       1.30%
        2006   Total ....................      3                      36                  0.00%
               Monument Advisor .........     --       13.39          --       7.38%        --        N/A
               Monument .................     --       14.27          --       6.02%        --       1.30%
        2005   Total ....................      4                      45                  0.00%
               Monument Advisor .........     --       12.47          --      22.25%        --        N/A
               Inception May 4 ..........     --       10.20          --        N/A        N/A        N/A
               Monument .................     --       13.46          --       7.08%        --       1.30%
        2004   Monument .................      1       12.57           7      25.45%      0.00%      1.30%
               Inception May 1 ..........     --       10.02          --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================
                                                            AS OF DECEMBER 31*
                                                       ----------------------------            INVESTMENT
                                                        UNITS    UNIT    NET ASSETS    TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)     RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   U.S. Government Money Market Fund
     2007   Total ..................................    1,385              $15,160                3.71%
            Monument Advisor .......................       --   $10.95          --     3.89%        --        N/A
            Monument ...............................       --    10.44          --     2.55%        --       1.30%
     2006   Total ..................................    1,342               14,139                3.80%
            Monument Advisor .......................       --    10.54          --     3.74%        --        N/A
            Monument ...............................       --    10.18          --     2.52%        --       1.30%
     2005   Total ..................................      907                9,206                1.61%
            Monument Advisor .......................       --    10.16          --     1.60%        --        N/A
            Inception May 4 ........................       --    10.00          --      N/A        N/A        N/A
            Monument ...............................       --     9.93          --     0.61%        --       1.30%
     2004   Monument ...............................        8     9.87          83    -0.62%      0.48%      1.30%
     2003   Monument ...............................        3     9.93          27    -0.78%      0.03%      0.95%
   Utilities Fund
     2007   Total ..................................       90                1,298                2.98%
            Monument Advisor .......................       --    14.48          --    12.86%        --        N/A
            Monument ...............................       --    16.75          --    11.44%        --       1.30%
     2006   Total ..................................       21                  267                2.82%
            Monument Advisor .......................       --    12.83          --    20.92%        --        N/A
            Monument ...............................       --    15.03          --    19.38%        --       1.30%
     2005   Total ..................................       13                  141                0.59%
            Monument Advisor .......................       --    10.61          --     5.47%        --        N/A
            Inception May 4 ........................       --    10.06          --      N/A        N/A        N/A
            Monument ...............................       --    12.59          --     9.10%        --       1.30%
     2004   Monument ...............................        3    11.54          35    14.71%      0.35%      1.30%
            Inception May 1                                --    10.06          --      N/A        N/A        N/A
   Weakening Dollar 2X Strategy Fund
     2007   Total ..................................       22                  294               10.10%
            Monument Advisor .......................       --    13.35          --    18.14%        --        N/A
     2006   Total ..................................       24                  274               14.87%
            Monument Advisor .......................       --    11.30          --    16.62%        --        N/A
     2005   Total ..................................       --                   --                0.00%
            Monument Advisor .......................       --     9.69          --    -1.92%        --        N/A
            Inception October 21 ...................       --     9.88          --      N/A        N/A        N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     2007   Total ..................................       29                  451                0.00%
            Monument Advisor .......................       --    16.82          --    15.13%        --        N/A
            Monument ...............................       --     8.18          --    13.61%        --       1.30%
     2006   Total ..................................       50                  723                0.00%
            Monument Advisor .......................       --    14.61          --    22.06%        --        N/A
            Monument ...............................       --     7.20          --    20.40%        --       1.30%
     2005   Total ..................................       --                    1                0.00%
            Monument Advisor .......................       --    11.97          --    18.05%        --        N/A
            Inception May 4 ........................       --    10.14          --      N/A        N/A        N/A
            Monument ...............................       --     5.98          --     6.22%        --       1.30%
     2004   Monument ...............................       --     5.63           2     9.37%      0.00%      1.30%
     2003   Monument ...............................       --     5.15           1    42.20%      0.00%      1.30%
   Global Technology Portfolio
     2007   Total ..................................       20                  307                0.00%
            Monument Advisor .......................       --    16.34          --    15.31%        --        N/A
            Monument ...............................       --     6.75          --    13.83%        --       1.30%
     2006   Total ..................................        7                   97                0.00%
            Monument Advisor .......................       --    14.17          --    17.69%        --        N/A
            Monument ...............................       --     5.93          --    16.05%        --       1.30%
     2005   Total ..................................       --                    1                0.00%
            Monument Advisor .......................       --    12.04          --    18.85%        --        N/A
            Inception May 4 ........................       --    10.13          --      N/A        N/A        N/A
            Monument ...............................       --     5.11          --     6.68%        --       1.30%
     2004   Monument ...............................       --     4.79           2     2.45%      0.00%      1.30%
     2003   Monument ...............................       --     4.68           2    34.30%      0.00%      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================
                                                            AS OF DECEMBER 31*
                                                       ----------------------------            INVESTMENT
                                                        UNITS    UNIT    NET ASSETS    TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)     RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC:
   Blue Chip Portfolio II
     2007   Total ..................................     474               $5,647                 0.17%
            Monument Advisor .......................      --    $11.92         --     12.45%        --        N/A
     2006   Total ..................................      80                  843                 0.43%
            Monument Advisor .......................      --     10.60         --      6.43%        --        N/A
            Inception May 1 ........................      --      9.96         --       N/A        N/A        N/A
   Equity Income Portfolio II
     2007   Total ..................................     364                4,153                 1.68%
            Monument Advisor .......................      --     11.42         --      3.07%        --        N/A
     2006   Total ..................................     125                1,381                 1.40%
            Monument Advisor .......................      --     11.08         --     10.91%        --        N/A
            Inception May 1 ........................      --      9.99         --       N/A        N/A        N/A
   Health Sciences Portfolio II
     2007   Total ..................................     131                1,659                 0.00%
            Monument Advisor .......................      --     12.64         --     17.69%        --        N/A
     2006   Total ..................................      35                  378                 0.00%
            Monument Advisor .......................      --     10.74         --      8.16%        --        N/A
            Inception May 1 ........................      --      9.93         --       N/A        N/A        N/A
T. ROWE PRICE FIXED INCOME SERIES, INC.:
   Limited-Term Bond Portfolio II
     2007   Total ..................................      10                  104                 2.73%
            Monument Advisor .......................      --     10.34         --      3.40%        --        N/A
            Inception May 1 ........................      --     10.00         --       N/A        N/A        N/A
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
     2007   Total ..................................     572                7,684                 2.48%
            Monument Advisor .......................      --     13.35         --     -4.85%        --        N/A
            Monument ...............................      --     19.78         --     -6.03%        --       1.30%
     2006   Total ..................................     246                3,485                 1.66%
            Monument Advisor .......................      --     14.03         --     15.85%        --        N/A
            Monument ...............................      --     21.05         --     14.28%        --       1.30%
     2005   Total ..................................      34                  427                 0.98%
            Monument Advisor .......................      --     12.11         --     18.96%        --        N/A
            Inception May 4 ........................      --     10.18         --       N/A        N/A        N/A
            Monument ...............................      --     18.42         --     13.14%        --       1.30%
     2004   Monument ...............................       3     16.28         42     18.37%      0.70%      1.30%
     2003   Monument ...............................      --     13.75         --     37.54%      0.00%      1.30%
            Inception May 1 ........................      --      9.99         --       N/A        N/A        N/A
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return Fund
     2007   Total ..................................      28                  318                 0.77%
            Monument Advisor .......................      --     11.38         --      4.12%        --        N/A
            Monument ...............................      --     10.65         --      2.70%        --       1.30%
     2006   Total ..................................      45                  493                 0.00%
            Monument Advisor .......................      --     10.93         --      8.65%        --        N/A
            Monument ...............................      --     10.37         --      7.24%        --       1.30%
     2005   Total ..................................      --                   --                 0.00%
            Monument Advisor .......................      --     10.06         --      0.70%        --        N/A
            Inception May 4 ........................      --      9.99         --       N/A        N/A        N/A
            Monument ...............................      --      9.67         --     -1.12%        --       1.30%
     2004   Monument ...............................      --      9.78         --     -1.54%      0.00%      1.30%
     2003   Monument ...............................      --      9.93         --     -0.67%      0.00%      1.30%
            Inception May 1 ........................      --      9.99         --       N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================
                                                            AS OF DECEMBER 31*
                                                       ----------------------------            INVESTMENT
                                                        UNITS    UNIT    NET ASSETS    TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)     RETURN      RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: (continued)
   Bond Fund
     2007   Total ..................................     188               $2,143                 4.15%
            Monument Advisor .......................      --    $11.40         --      9.72%        --        N/A
            Monument ...............................      --     15.28         --      8.29%        --       1.30%
     2006   Total ..................................      82                  847                 0.99%
            Monument Advisor .......................      --     10.39         --      6.45%        --        N/A
            Monument ...............................      --     14.11         --      5.06%        --       1.30%
     2005   Total ..................................       2                   19                18.43%
            Monument Advisor .......................      --      9.76         --     -2.59%        --        N/A
            Inception May 4 ........................      --     10.02         --       N/A        N/A        N/A
            Monument ...............................      --     13.43         --     -4.28%        --       1.30%
     2004   Monument ...............................       3     14.03         37      7.74%      5.22%      1.30%
     2003   Monument ...............................       1     13.02         11     16.64%     -0.03%      1.30%
   Emerging Markets Fund
     2007   Total ..................................     141                3,527                 0.23%
            Monument Advisor .......................      --     24.96         --     37.60%        --        N/A
            Monument ...............................      --     25.44         --     35.82%        --       1.30%
     2006   Total ..................................     100                1,813                 0.23%
            Monument Advisor .......................      --     18.14         --     39.54%        --        N/A
            Monument ...............................      --     18.73         --     37.72%        --       1.30%
     2005   Total ..................................      20                  269                 0.83%
            Monument Advisor .......................      --     13.00         --     27.08%        --        N/A
            Inception May 4 ........................      --     10.23         --       N/A        N/A        N/A
            Monument ...............................      --     13.60         --     30.27%        --       1.30%
     2004   Monument ...............................      19     10.44        195     24.25%      0.27%      1.30%
     2003   Monument ...............................       5      8.40         41     52.20%      0.40%      1.30%
   Hard Assets Fund
     2007   Total ..................................     174                4,627                 0.07%
            Monument Advisor .......................      --     26.60         --     45.36%        --        N/A
            Monument ...............................      --     36.75         --     43.50%        --       1.30%
     2006   Total ..................................     135                2,473                 0.05%
            Monument Advisor .......................      --     18.30         --     24.49%        --        N/A
            Monument ...............................      --     25.61         --     22.89%        --       1.30%
     2005   Total ..................................      20                  308                 0.05%
            Monument Advisor .......................      --     14.70         --     44.97%        --        N/A
            Inception May 4 ........................      --     10.14         --       N/A        N/A        N/A
            Monument ...............................      --     20.84         --     49.71%        --       1.30%
     2004   Monument ...............................       1     13.92         11     22.36%      0.00%      1.30%
     2003   Monument ...............................      --     11.38         --     43.21%      0.66%      1.30%
   Real Estate Fund
     2007   Total ..................................     119                1,990                 0.69%
            Monument Advisor .......................      --     16.59         --      0.85%        --        N/A
            Monument ...............................      --     25.96         --     -0.42%        --       1.30%
     2006   Total ..................................      66                1,101                 0.16%
            Monument Advisor .......................      --     16.45         --     30.97%        --        N/A
            Monument ...............................      --     26.07         --     29.25%        --       1.30%
     2005   Total ..................................       2                   36                 2.05%
            Monument Advisor .......................      --     12.56         --     24.85%        --        N/A
            Inception May 4 ........................      --     10.06         --       N/A        N/A        N/A
            Monument ...............................      --     20.17         --     19.42%        --       1.30%
     2004   Monument ...............................       2     16.89         30     34.45%      1.41%      1.30%
     2003   Monument ...............................       3     12.56         32     32.76%      0.02%      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================
                                                            AS OF DECEMBER 31*
                                                       ----------------------------            INVESTMENT
                                                        UNITS    UNIT    NET ASSETS    TOTAL     INCOME     EXPENSE
     YEAR   PRODUCT                                    (000S)    VALUE     (000S)     RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
     2007   Total ..................................      59               $ 985                  0.00%
            Monument Advisor .......................      --    $17.34        --      22.37%        --        N/A
            Monument ...............................      --     15.53        --      20.76%        --       1.30%
     2006   Total ..................................      49                 677                  0.00%
            Monument Advisor .......................      --     14.17        --      14.64%        --        N/A
            Monument ...............................      --     12.86        --      13.20%        --       1.30%
     2005   Total ..................................      14                 163                  0.00%
            Monument Advisor .......................      --     12.36        --      20.47%        --        N/A
            Inception May 4 ........................      --     10.26        --        N/A       0.00%        N/A
            Monument ...............................      --     11.36        --      14.75%        --       1.30%
            Inception April 8 ......................      --      9.90        --        N/A        N/A        N/A
   Opportunity Fund
     2007   Total ..................................      24                 345                  0.67%
            Monument Advisor .......................      --     13.70        --       6.70%        --        N/A
            Monument ...............................      --     18.00        --       5.26%        --       1.30%
     2006   Total ..................................      21                 294                  0.00%
            Monument Advisor .......................      --     12.84        --      12.14%        --        N/A
            Monument ...............................      --     17.10        --      10.75%        --       1.30%
     2005   Total ..................................      13                 177                  0.00%
            Monument Advisor .......................      --     11.45        --      12.81%        --        N/A
            Inception May 4 ........................      --     10.15        --        N/A        N/A        N/A
            Monument ...............................      --     15.44        --       6.56%        --       1.30%
     2004   Monument ...............................       7     14.49       100      16.66%      0.00%      1.30%
     2003   Monument ...............................       5     12.42        62      35.24%      0.01%      1.30%
   Small-Mid Cap Value Fund
     2007   Total ..................................      --                  --                  0.00%
            Monument Advisor .......................      --      9.44        --      -3.87%        --        N/A
            Inception November 9, 2007 .............      --      9.82        --        N/A        N/A        N/A

* Unless otherwise indicated.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(6) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2007 was as follows:

                                                                                NUMBER                                     NUMBER
                                                                               OF UNITS                                   OF UNITS
                                                                              BEGINNING       UNITS          UNITS           END
                                                                    NOTES*     OF YEAR      PURCHASED      REDEEMED       OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced .....................................................      j        72,188.5      21,295.8      (93,484.3)           --
   Equity .......................................................      j       121,155.6      46,457.5     (167,613.1)           --
   Fixed Income .................................................      a        11,318.9          73.6      (11,392.5)           --
   Government Securities ........................................      a        19,344.8       2,209.8      (21,554.6)           --
   Money Market .................................................      a     1,290,712.9     851,291.4   (2,142,004.3)           --
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ..................................................                8,928.2      42,945.4      (36,717.7)     15,155.9
   Core Equity ..................................................                8,156.5       6,384.5       (4,981.5)      9,559.5
   Financial Services ...........................................                3,386.6       5,319.8       (8,301.8)        404.6
   Global Health Care ...........................................                3,336.5      11,544.2       (2,829.4)     12,051.3
   Global Real Estate ...........................................               89,953.8     524,254.7     (435,063.3)    179,145.2
   High Yield ...................................................              223,517.8   1,246,829.3   (1,406,512.6)     63,834.5
   International Growth .........................................     ah              --      19,016.9      (17,758.0)      1,258.9
   Mid Cap Core Equity ..........................................                4,642.1      44,263.1      (14,122.4)     34,782.8
   Technology ...................................................               22,179.7      34,942.1      (55,025.0)      2,096.8
THE ALGER AMERICAN FUND:
   Growth .......................................................               29,830.4     135,612.8      (53,323.0)    112,120.2
   Leveraged AllCap .............................................               14,513.9     723,265.5     (434,247.6)    303,531.8
   MidCap Growth ................................................               23,370.4     608,528.6     (431,736.7)    200,162.3
   Small Capitalization .........................................               50,230.7      67,387.3      (50,639.1)     66,978.9
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ............................................                8,340.9      43,405.5      (12,850.1)     38,896.3
   Small-Mid Cap Value ..........................................                  520.8      97,822.0      (15,316.7)     83,026.1
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced .....................................................               39,047.5      89,590.7      (27,896.7)    100,741.5
   Income & Growth ..............................................               48,076.1      88,931.8      (47,943.5)     89,064.4
   Inflation Protection .........................................                8,472.6     155,378.8      (57,352.5)    106,498.9
   International ................................................               47,676.1     471,257.5     (362,976.0)    155,957.6
   Large Company Value ..........................................      k              --      30,245.2      (27,153.6)      3,091.6
   Ultra ........................................................      k              --     118,089.2       (1,477.0)    116,612.2
   Value ........................................................               98,114.0      341889.3     (337,169.2)    102,834.1
   Vista ........................................................      k              --     128,679.3      (95,995.1)     32,684.2
CREDIT SUISSE TRUST:
   Commodity Return Strategy ....................................                1,706.6      38,486.4      (17,586.6)     22,606.4
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ...........................................               96,130.8   1,551,819.7   (1,364,285.9)    283,664.6
   Evolution VP All Cap Equity ..................................               45,820.3      56,068.6      (84,682.6)     17,206.3
   Evolution VP Managed Bond ....................................               24,160.3      10,653.5      (26,103.6)      8,710.2
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ........................................               66,462.0     106,429.1      (15,206.3)    157,684.8
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .......................                  956.9       3,415.1         (162.3)      4,209.7
DREYFUS STOCK INDEX FUND: .......................................              318,871.3     617,536.1     (143,445.7)    792,961.7
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock ............................................      i         2,463.1      16,599.3      (19,062.4)           --
   International Value ..........................................              167,487.3     303,869.8      (78,392.0)    392,965.1
FEDERATED INSURANCE SERIES:
   Capital Income II ............................................               43,490.9      39,472.2      (23,414.4)     59,548.7
   High Income Bond II ..........................................              101,900.7     132,544.1     (109,426.0)    125,018.8
   International Equity II ......................................                2,575.8     107,014.8      (36,276.6)     73,314.0
   Kaufmann II ..................................................                  305.0      61,974.9      (25,435.9)     36,844.0
   Market Opportunity II ........................................                     --      10,989.9       (2,819.0)      8,170.9
JANUS ASPEN SERIES- INSTITUTIONAL:
   Balanced .....................................................      k              --      95,074.1      (29,133.4)     65,940.7
   Forty ........................................................      k              --      29,942.1         (883.4)     29,058.7
   Global Life Sciences .........................................      k              --       2,720.6           (3.6)      2,717.0
-----------------------------------------------------------------------------------------------------------------------------------

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

===================================================================================================================================
                                                                                NUMBER                                     NUMBER
                                                                               OF UNITS                                   OF UNITS
                                                                              BEGINNING       UNITS          UNITS           END
                                                                    NOTES*     OF YEAR      PURCHASED       REDEEMED      OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - INSTITUTIONAL: (continued)
   Growth and Income ............................................               39,733.4     158,259.1      (32,346.6)    165,645.9
   International Growth .........................................              283,359.4     632,583.5     (309,122.7)    606,820.2
   Large Cap Growth .............................................               71,660.3      66,186.0      (45,483.4)     92,362.9
   Mid Cap Growth ...............................................               45,300.1     129,065.7      (50,909.7)    123,456.1
   Mid Cap Value ................................................      k              --      64,181.5       (4,337.8)     59,843.7
   Worldwide Growth .............................................               97,832.3      96,731.6      (33,093.9)    161,470.0
JANUS ASPEN SERIES: SERVICE
   INTECH Risk-Managed Core - Service ...........................                     --       6,180.4          (23.5)      6,156.9
   INTECH Risk-Managed Growth - Service .........................                2,268.4       2,007.7       (2,297.5)      1,978.6
   Small Company Value - Service ................................      k              --       7,067.5          (28.9)      7,038.6
LAZARD RETIREMENT SERIES:
   Emerging Markets .............................................              247,059.3   1,006,949.6   (1,080,888.0)    173,120.9
   International Equity .........................................              140,502.7     222,084.3     (219,363.4)    143,223.6
   Small Cap ....................................................               70,037.4      15,811.8      (77,517.2)      8,332.0
   US Strategic Equity ..........................................      l        18,145.8      41,573.9      (36,357.0)     23,362.7
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth ............................................      b              --      34,732.8       (5,891.2)     28,841.6
   Capital and Income ...........................................      b              --      49,787.6       (2,613.2)     47,174.4
   Fundamental Value ............................................      b              --      20,134.4       (2,353.4)     17,781.0
   Large Cap Growth .............................................      b              --      35,136.7       (9,239.0)     25,897.7
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond .......................................      c        22,910.2      28,165.5      (21,836.5)     29,239.2
   Government ...................................................      d              --      14,545.4       (1,656.7)     12,888.7
   Strategic Bond ...............................................      c        87,749.3      96,906.4      (76,469.7)    108,186.0
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth ............................................      e           930.2         783.9       (1,714.1)           --
   All Cap Value ................................................      f        22,770.4         712.9      (23,483.3)           --
   Large Cap Growth .............................................      g        18,937.4       3,012.7      (21,950.1)           --
   Total Return .................................................      h              --      29,660.4      (29,660.4)           --
LORD ABBETT SERIES FUND:
   America's Value ..............................................                5,386.4      37,047.6      (17,976.7)     24,457.3
   Growth and Income ............................................               49,919.5     116,930.7      (39,165.9)    127,684.3
   International ................................................     ah              --       6,235.6           (0.7)      6,234.9
NATIONWIDE VARIABLE INSURANCE TRUST:
   Bond Index ...................................................      k              --      69,493.0          (64.5)     69,428.5
   International Index ..........................................      k              --     146,633.1          (55.2)    146,577.9
   Mid Cap Index ................................................      k              --      20,576.7          (19.9)     20,556.8
   S&P 500 Index ................................................      k              --     317,264.4          (99.0)    317,165.4
   Small Cap Index ..............................................      k              --      22,033.9          (15.5)     22,018.4
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Lehman Brothers High Income Bond .............................      m        15,889.2     857,554.8     (852,898.8)     20,545.2
   Lehman Brothers Short Duration Bond ..........................      n       161,235.7     170,826.2     (143,359.5)    188,702.4
   Fasciano .....................................................               14,759.9      16,108.4      (14,297.7)     16,570.6
   Mid-Cap Growth ...............................................               15,244.2     200,382.0     (164,345.2)     51,281.0
   Partners .....................................................              118,903.9     466,794.1     (381,414.9)    204,283.1
   Regency ......................................................               30,708.6      66,873.6      (57,061.0)     40,521.2
   Socially Responsive ..........................................                7,143.4      40,096.1      (30,406.8)     16,832.7
NORTHERN LIGHTS VARIABLE TRUST:
   Changing Parameters ..........................................     ag              --   1,093,894.8     (289,879.3)    804,015.5
   JNF Balanced .................................................      k              --      92,131.5      (58,494.9)     33,636.6
   JNF Equity ...................................................      k              --     267,150.8      (51,767.0)    215,383.8
PIMCO VARIABLE INSURANCE TRUST:
   All Assets ...................................................               24,659.3     209,533.7      (52,624.8)    181,568.2
   CommodityRealReturn Strategy .................................              123,096.6     263,932.6     (132,257.9)    254,771.3
   Emerging Markets Bond ........................................              214,282.2     435,469.3     (527,424.2)    122,327.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS             UNITS           END
                                                              NOTES*      OF YEAR       PURCHASED         REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Foreign Bond US Dollar-Hedged ..........................                23,497.4       207,389.3        (46,950.7)     183,936.0
   Global Bond Unhedged ...................................                27,468.8       469,802.1       (393,716.3)     103,554.6
   High Yield .............................................               450,284.4       884,820.5     (1,232,159.8)     102,945.1
   Long Term US Government ................................                      --       175,915.3        (88,675.0)      87,240.3
   Low Duration ...........................................                 7,910.4       566,046.2       (345,200.3)     228,756.3
   Money Market ...........................................             1,274,451.2    48,165,546.2    (43,508,562.7)   5,931,434.7
   RealEstateRealReturn Strategy ..........................                14,998.6       102,267.1        (12,666.1)     104,599.6
   Real Return ............................................               171,546.8       539,330.9       (349,335.5)     361,542.2
   Short Term .............................................               154,902.8       350,995.3       (235,826.2)     270,071.9
   StockPLUS(R) Total Return ..............................                18,977.2        55,011.8        (13,781.8)      60,207.2
   Total Return ...........................................               566,043.8     1,921,413.8       (817,817.5)   1,669,640.1
PIONEER VARIABLE CONTRACTS TRUST:
   Bond ...................................................     ah               --         2,814.1               --        2,814.1
   Core Bond ..............................................     ai          9,150.0        45,344.8        (54,494.8)            --
   Cullen Value ...........................................                      --       495,151.4       (421,654.7)      73,496.7
   Emerging Markets .......................................                37,626.5     1,411,604.0     (1,347,021.7)     102,208.8
   Equity Income ..........................................               176,859.5       253,551.2       (235,284.8)     195,125.9
   Fund ...................................................                41,705.8       139,303.6        (44,781.7)     136,227.7
   Global High Yield ......................................                 8,685.1     1,402,884.1     (1,376,161.5)      35,407.7
   High Yield .............................................                79,846.0     1,248,457.0       (603,004.8)     725,298.2
   International ..........................................                69,289.7       293,619.5       (271,581.4)      91,327.8
   Mid Cap Value ..........................................                31,204.3       262,255.3       (187,828.1)     105,631.5
   Money Market ...........................................                      --           843.4           (489.7)         353.7
   Small Cap Value ........................................                      --        37,116.7         (6,638.7)      30,478.0
   Strategic Income .......................................                      --     1,255,346.8       (714,004.1)     541,342.7
ROYCE CAPITAL FUND:
   Micro-Cap ..............................................                90,313.6       637,006.8       (591,882.9)     135,437.5
   Small-Cap ..............................................                92,085.4       165,737.8        (52,770.0)     205,053.2
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo .................................               163,776.7       253,129.3        (22,199.1)     394,706.9
   CLS AdvisorOne Clermont ................................                50,799.5        80,233.9        (11,378.6)     119,654.8
   Absolute Return Strategies .............................                33,275.5       146,135.0        (56,109.6)     123,300.9
   Banking ................................................                17,752.8       206,700.4       (218,776.7)       5,676.5
   Basic Materials ........................................                11,208.6       609,873.5       (526,688.6)      94,393.5
   Biotechnology ..........................................                 2,861.4        94,034.1        (80,395.8)      16,499.7
   Commodities Strategy ...................................      o          8,506.4       179,325.7       (150,359.3)      37,472.8
   Consumer Products ......................................                25,743.9       639,771.4       (596,335.9)      69,179.4
   Dow 2X Strategy ........................................      p         25,325.8       325,108.0       (321,972.9)      28,460.9
   Electronics ............................................                   493.6        79,710.2        (49,030.4)      31,173.4
   Energy .................................................                40,850.5       476,259.4       (399,090.3)     118,019.6
   Energy Services ........................................                17,538.3       374,084.8       (288,121.6)     103,501.5
   Essential Portfolio Aggressive .........................                      --         5,702.3         (3,098.4)       2,603.9
   Essential Portfolio Conservative .......................                14,646.7        66,690.9        (62,623.2)      18,714.4
   Essential Portfolio Moderate ...........................                 3,859.7         9,009.7         (4,035.1)       8,834.3
   Europe 1.25X Strategy ..................................      q         28,896.3       743,462.2       (716,183.3)      56,175.2
   Financial Services .....................................                 7,335.0       251,113.4       (244,451.3)      13,997.1
   Government Long Bond 1.2X Strategy .....................      r         13,875.8     9,708,646.1     (9,680,863.9)      41,658.0
   Health Care ............................................                13,741.2       398,051.9       (359,379.5)      52,413.6
   Hedged Equity ..........................................                31,112.8       214,004.6       (134,121.4)     110,996.0
   Internet ...............................................                 3,403.2       107,981.9        (78,189.4)      33,195.7
   Inverse Dow 2X Strategy ................................      s         16,007.0       916,990.8       (773,777.2)     159,220.6
   Inverse Government Long Bond Strategy ..................      t         15,270.1       746,111.6       (755,863.6)       5,518.1
   Inverse Mid-Cap Strategy ...............................      u          5,216.4       268,461.7       (259,747.9)      13,930.2
   Inverse OTC Strategy ...................................      v         37,268.0    37,824,189.8    (37,820,025.2)      41,432.6
   Inverse Russell 2000 Strategy ..........................      w         25,169.4     1,642,837.9     (1,629,401.6)      38,605.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED         REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse S&P 500 Strategy ...............................      x          2,539.8     1,247,758.1     (1,203,642.0)      46,655.9
   Japan 1.25X Strategy ...................................      y         22,430.1       311,843.0       (324,837.7)       9,435.4
   Large Cap Growth .......................................                20,057.3       397,544.6       (367,085.7)      50,516.2
   Large Cap Value ........................................                42,978.9       289,750.9       (313,755.3)      18,974.5
   Leisure ................................................                37,860.2       114,084.9       (146,726.6)       5,218.5
   Mid Cap 1.5X Strategy ..................................      z        136,112.3     3,378,330.0     (3,476,866.5)      37,575.8
   Mid-Cap Growth .........................................                 9,368.4       994,959.7       (915,249.3)      89,078.8
   Mid-Cap Value ..........................................                48,209.2       599,028.3       (622,944.3)      24,293.2
   Multi-Cap Core Equity ..................................                      --        28,099.0        (25,320.9)       2,778.1
   Nova ...................................................                54,343.4       333,418.6       (334,986.2)      52,775.8
   OTC 2X Strategy ........................................     aa         88,085.4    19,182,202.0    (19,097,973.1)     172,314.3
   OTC ....................................................                 6,956.4     1,800,793.8     (1,747,681.3)      60,068.9
   Precious Metals ........................................                81,242.4       637,715.7       (594,641.3)     124,316.8
   Real Estate ............................................                25,627.4       468,215.1       (478,413.7)      15,428.8
   Retailing ..............................................                 3,477.3        93,777.0        (94,850.1)       2,404.2
   Russell 2000 1.5X Strategy .............................     ab        322,341.9     2,713,938.1     (3,028,274.5)       8,005.5
   Russell 2000 2X Strategy ...............................     ac               --       998,030.7       (929,422.7)      68,608.0
   S&P 500 2X Strategy ....................................     ad         70,695.4     1,625,051.2     (1,615,336.1)      80,410.5
   Sector Rotation ........................................                19,206.9       108,003.7        (45,399.9)      81,810.7
   Small-Cap Growth .......................................                21,860.0       257,702.6       (219,591.0)      59,971.6
   Small-Cap Value ........................................                52,983.4       295,387.4       (305,840.4)      42,530.4
   Strengthening Dollar 2X Strategy .......................     ae               --       179,052.7       (144,786.3)      34,266.4
   Technology .............................................                 3,265.5       315,847.7       (298,082.4)      21,030.8
   Telecommunications .....................................                   743.0       148,658.2       (124,513.3)      24,887.9
   Transportation .........................................                 2,675.5       273,657.7       (266,291.1)      10,042.1
   U.S. Government Money Market ...........................             1,341,535.3    46,493,110.7    (46,449,757.1)   1,384,888.9
   Utilities ..............................................                20,812.5       745,698.2       (676,871.5)      89,639.2
   Weakening Dollar 2X Strategy ...........................     af         24,215.0       295,183.7       (297,373.4)      22,025.3
SELIGMAN PORTFOLIOS, INC:
   Communications and Information .........................                49,837.3        84,198.0       (105,466.6)      28,568.7
   Global Technology ......................................                 7,341.3        40,828.3        (28,533.3)      19,636.3
T. ROWE PRICE EQUITY SERIES:
   Blue Chip Growth II ....................................                79,563.7       570,394.7       (176,386.1)     473,572.3
   Equity Income II .......................................               124,630.7       457,852.4       (218,636.3)     363,846.8
   Health Sciences II .....................................                35,209.7       163,964.6        (67,955.0)     131,219.3
T. ROWE PRICE FIXED INCOME SERIES:
   Limited-Term Bond II ...................................      k               --        12,566.2         (2,527.9)      10,038.3
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..................................................               245,603.8       435,106.3       (108,413.9)     572,296.2
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ........................................                45,080.1        65,063.6        (82,190.8)      27,952.9
   Bond ...................................................                81,435.5       124,030.1        (17,497.5)     187,968.1
   Emerging Markets .......................................                99,628.5     1,083,628.1     (1,042,146.8)     141,109.8
   Hard Assets ............................................               134,841.8       274,614.4       (235,889.1)     173,567.1
   Real Estate ............................................                66,176.0       114,185.9        (61,211.5)     119,150.4
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ..............................................                49,335.5        51,381.9        (42,152.5)      58,564.9
   Opportunity ............................................                21,097.9        16,342.3        (13,502.8)      23,937.4
                                                                       -------------------------------------------------------------
                                                                       12,529,958.4   222,098,941.7   (207,795,558.0)  26,833,342.1
                                                                       =============================================================

* See Footnote 7 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(6) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2006 was as follows:

                                                                              NUMBER                                       NUMBER
                                                                             OF UNITS                                     OF UNITS
                                                                            BEGINNING        UNITS          UNITS           END
                                                                   NOTES     OF YEAR       PURCHASED       REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced .................................................                  6,836.8       67,732.9        (2,381.2)     72,188.5
   Equity ...................................................                 24,092.0      113,712.7       (16,649.1)    121,155.6
   Fixed Income .............................................                  7,151.3       10,610.4        (6,442.8)     11,318.9
   Government Securities ....................................                  8,089.1       85,734.0       (74,478.3)     19,344.8
   High Yield ...............................................        v        90,886.3       26,896.7      (117,783.0)           --
   Money Market .............................................              1,156,261.9   37,021,768.2   (36,887,317.2)  1,290,712.9
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ..............................................                 10,760.4        3,278.5        (5,110.7)      8,928.2
   Core Equity ..............................................        c              --        8,157.5            (1.0)      8,156.5
   Core Stock ...............................................        b           854.7             --          (854.7)           --
   Financial Services .......................................                 14,020.4       11,748.7       (22,382.5)      3,386.6
   Global Health Care .......................................                    959.9       18,357.0       (15,980.4)      3,336.5
   Global Real Estate .......................................        f        12,055.2      241,284.0      (163,385.4)     89,953.8
   High Yield ...............................................                315,940.5      520,059.5      (612,482.2)    223,517.8
   Mid Cap Core .............................................                       --        7,242.1        (2,600.0)      4,642.1
   Technology ...............................................                 19,839.3       28,830.0       (26,489.6)     22,179.7
THE ALGER AMERICAN FUND:
   Growth ...................................................                 24,620.9       24,867.8       (19,658.3)     29,830.4
   Leveraged AllCap .........................................                 16,035.1       36,593.2       (38,114.4)     14,513.9
   Midcap Growth ............................................                  5,775.4       23,668.0        (6,073.0)     23,370.4
   Small Capitalization .....................................                 13,017.1      116,481.5       (79,267.9)     50,230.7
ALLIANCE VARIABLE PRODUCT SERIES, INC.:
   Growth and Income ........................................        x              --       11,629.8        (3,288.9)      8,340.9
   Small-Mid Cap Value ......................................        x              --          521.2            (0.4)        520.8
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
   Balanced .................................................                       --       39,902.4          (854.9)     39,047.5
   Income & Growth ..........................................                 11,871.2      107,503.3       (71,298.4)     48,076.1
   Inflation Protection .....................................                  8,127.9       78,407.0       (78,062.3)      8,472.6
   International ............................................                    662.0      107,137.5       (60,123.4)     47,676.1
   Value ....................................................                 17,059.2      131,113.5       (50,058.7)     98,114.0
CREDIT SUISSE TRUST:
   Commodity Return Strategy ................................        x              --        4,760.3        (3,053.7)      1,706.6
DIREXION INSURANCE TRUST:                                            d
   Dynamic VP HY Bond .......................................        d         9,176.9      232,991.8      (146,037.9)     96,130.8
   Evolution All Cap Equity .................................        y              --       31,342.7       (31,342.7)           --
   Evolution Managed Bond ...................................        y              --       11,089.4       (11,089.4)           --
   Evolution VP All Cap Equity ..............................        z              --       51,206.4        (5,386.1)     45,820.3
   Evolution VP Managed Bond ................................        z              --       24,873.2          (712.9)     24,160.3
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index ....................................                  7,006.2       87,517.4       (28,061.6)     66,462.0
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND ....................                  1,533.7          200.7          (777.5)        956.9
DREYFUS STOCK INDEX FUND ....................................                 27,721.4      396,669.2      (105,519.3)    318,871.3
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock ........................................                    472.4       36,569.8       (34,579.1)      2,463.1
   International Value ......................................                 27,866.3      190,262.9       (50,641.9)    167,487.3
FEDERATED INSURANCE SERIES:
   Capital Income II ........................................                    364.5       52,691.0        (9,564.6)     43,490.9
   High Income Bond II ......................................                 17,824.0      276,542.2      (192,465.5)    101,900.7
   International Equity II ..................................                 15,689.7       68,169.6       (81,283.5)      2,575.8
   Kaufmann II ..............................................       ab              --          305.5            (0.5)        305.0
JANUS ASPEN SERIES:
   Growth and Income - Inst. ................................        x         4,309.2       53,726.9       (18,302.7)     39,733.4
   Growth and Income - Service ..............................        w           633.4       24,082.2       (24,715.6)           --
   INTECH Risk-Managed Growth - Service .....................        x              --        2,270.3            (1.9)      2,268.4
   International Growth - Inst. .............................        x           516.1      538,774.5      (255,931.2)    283,359.4
   International Growth - Service ...........................        w        43,458.0      210,518.3      (253,976.3)           --

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                              NUMBER                                       NUMBER
                                                                             OF UNITS                                     OF UNITS
                                                                            BEGINNING        UNITS          UNITS           END
                                                                 NOTES       OF YEAR       PURCHASED       REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
   Large Cap Growth - Inst ..................................        x        16,845.0      101,740.6       (46,925.3)     71,660.3
   Large Cap Growth - Service ...............................        w        10,346.4       18,559.1       (28,905.5)           --
   Mid Cap Growth - Inst. ...................................        x         7,859.1       38,521.1        (1,080.1)     45,300.1
   Mid Cap Growth - Service .................................        w              --       12,311.6       (12,311.6)           --
   Worldwide Growth - Inst. .................................        x        19,365.2      123,575.6       (45,108.5)     97,832.3
   Worldwide Growth - Service ...............................        w           196.2       31,228.6       (31,424.8)           --
LAZARD RETIREMENT SERIES:
   Emerging Markets .........................................                 25,338.9      462,505.2      (240,784.8)    247,059.3
   US Strategic Equity ......................................       ai         1,419.6       27,767.8       (11,041.6)     18,145.8
   International Equity .....................................                  3,990.9      241,228.3      (104,716.5)    140,502.7
   Small Cap ................................................                  1,927.1       90,893.0       (22,782.7)     70,037.4
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.:                     u
   Aggressive Growth ........................................        u              --        8,110.8        (7,180.6)        930.2
   All Cap Value ............................................        u           511.0       24,752.0        (2,492.6)     22,770.4
   Global High Yield Bond ...................................    u, aa        47,850.4      170,779.6      (195,719.8)     22,910.2
   Large Cap Growth .........................................        u              --       28,588.7        (9,651.3)     18,937.4
   Strategic Bond ...........................................        u        11,871.1       95,853.0       (19,974.8)     87,749.3
LORD ABBETT SERIES FUND:
   America's Value ..........................................                       --        8,459.9        (3,073.5)      5,386.4
   Growth and Income ........................................                  8,437.7       72,739.3       (31,257.5)     49,919.5
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano .................................................                  2,826.4       24,933.1       (12,999.6)     14,759.9
   Lehman Brothers High Income Bond .........................       af              --       21,689.7        (5,800.5)     15,889.2
   Lehman Brothers Short Duration Bond ......................       ag         7,596.0      179,103.7       (25,464.0)    161,235.7
   Mid Cap Growth ...........................................                    534.8       44,476.1       (29,766.7)     15,244.2
   Partners .................................................                 17,533.4      191,742.4       (90,371.9)    118,903.9
   Regency ..................................................                 11,682.8       55,806.3       (36,780.5)     30,708.6
   Socially Responsive ......................................                  3,552.3        8,246.4        (4,655.3)      7,143.4
PIMCO VARIABLE INSURANCE TRUST:
   All Assets ...............................................        x              --       30,687.6        (6,028.3)     24,659.3
   CommodityRealReturn Strategy .............................        x              --      143,657.1       (20,560.5)    123,096.6
   Emerging Markets Bond ....................................        x              --      302,713.6       (88,431.4)    214,282.2
   Foreign Bond US Dollar-Hedged ............................        x              --       26,965.2        (3,467.8)     23,497.4
   Global Bond Unhedged .....................................        x              --       93,912.4       (66,443.6)     27,468.8
   High Yield ...............................................        x              --      717,479.1      (267,194.7)    450,284.4
   Low Duration .............................................       ab              --        8,023.4          (113.0)      7,910.4
   Money Market .............................................                 87,980.2    5,118,837.3    (3,932,366.3)  1,274,451.2
   Real Return ..............................................                 19,538.7      241,199.7       (89,191.6)    171,546.8
   RealReturn Strategy ......................................        x              --       20,623.2        (5,624.6)     14,998.6
   Short Term ...............................................                  9,445.1      190,219.0       (44,761.3)    154,902.8
   StockPLUS Total Return ...................................        x              --       36,953.3       (17,976.1)     18,977.2
   Total Return .............................................                 49,348.0      809,861.5      (293,165.7)    566,043.8
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ................................................       ab              --        9,804.0          (654.0)      9,150.0
   Emerging Markets .........................................       ab              --       37,629.1            (2.6)     37,626.5
   Equity Income ............................................                  3,260.5      239,343.5       (65,744.5)    176,859.5
   Europe ...................................................       ac        15,529.9       76,249.6       (91,779.5)           --
   Fund .....................................................                  5,244.4       52,893.4       (16,432.0)     41,705.8
   Global High Yield ........................................       ab              --        8,685.4            (0.3)      8,685.1
   High Yield ...............................................                 67,414.0      401,441.0      (389,009.0)     79,846.0
   International Value ......................................       ab              --       73,561.2        (4,271.5)     69,289.7
   Mid Cap Value ............................................                  1,409.7       61,874.6       (32,080.0)     31,204.3
   Money Market .............................................                  6,741.2      154,140.7      (160,881.9)           --
ROYCE CAPITAL FUND:
   Micro Cap ................................................                  8,427.9      176,108.0       (94,222.3)     90,313.6
   Small Cap ................................................                 28,007.6      109,087.8       (45,010.0)     92,085.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                           NUMBER                                          NUMBER
                                                                          OF UNITS                                        OF UNITS
                                                                          BEGINNING       UNITS            UNITS             END
                                                             NOTES         OF YEAR      PURCHASED         REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
   Absolute Return Strategies ..........................        a                --        66,623.7        (33,348.2)      33,275.5
   Banking .............................................                      986.8        35,463.3        (18,697.3)      17,752.8
   Basic Materials .....................................                    4,864.8        60,017.1        (53,673.3)      11,208.6
   Biotechnology .......................................                    4,258.4        38,206.5        (39,603.5)       2,861.4
   CLS AdvisorOne Amerigo ..............................                   61,490.3       160,561.8        (58,275.4)     163,776.7
   CLS AdvisorOne Clermont .............................                   12,704.8        42,981.1         (4,886.4)      50,799.5
   Commodities Strategy ................................       ah                          82,917.3        (74,410.9)       8,506.4
   Consumer Products ...................................                         --       109,597.4        (83,853.5)      25,743.9
   Dow 2X Strategy .....................................        l           1,832.6       530,453.3       (506,960.1)      25,325.8
   Electronics .........................................                    4,721.7        66,289.8        (70,517.9)         493.6
   Energy ..............................................                      683.0       187,550.2       (147,382.7)      40,850.5
   Energy Services .....................................                   22,970.7       192,578.7       (198,011.1)      17,538.3
   Essential Portfolio Conservative ....................       ab                          29,302.5        (14,655.8)      14,646.7
   Essential Portfolio Moderate ........................       ab                           3,859.7                --       3,859.7
   Europe 1.25X Strategy ...............................        j           1,624.5       121,994.5        (94,722.7)      28,896.3
   Financial Services ..................................                         --        66,854.1        (59,519.1)       7,335.0
   Government Long Bond 1.2X Strategy ..................        q          17,119.9    22,873,480.7    (22,876,724.8)      13,875.8
   Health Care .........................................                    2,246.5        73,324.3        (61,829.6)      13,741.2
   Hedged Equity .......................................        a                          68,170.8        (37,058.0)      31,112.8
   Internet ............................................                    1,480.3        21,889.1        (19,966.2)       3,403.2
   Inverse 2X Strategy Dow .............................        g                --       354,288.3       (338,281.3)      16,007.0
   Inverse Government Long Bond Strategy ...............        i          32,952.9       662,318.0       (680,000.8)      15,270.1
   Inverse Mid-Cap Strategy ............................       ac                --       315,660.1       (310,443.7)       5,216.4
   Inverse OTC Strategy ................................        e          25,168.2    11,278,556.7    (11,266,456.9)      37,268.0
   Inverse Russell 2000 Strategy .......................        h          13,983.4     7,156,377.1     (7,145,191.1)      25,169.4
   Inverse S&P 500 Strategy ............................        r          10,543.7       702,165.0       (710,168.9)       2,539.8
   Japan 1.25X Strategy ................................        k          19,976.3       181,169.0       (178,715.2)      22,430.1
   Large Cap Growth ....................................                    3,224.3        68,371.1        (51,538.1)      20,057.3
   Large Cap Value .....................................                   11,836.1       279,733.3       (248,590.5)      42,978.9
   Leisure .............................................                         --        78,719.3        (40,859.1)      37,860.2
   Mid Cap 1.5X Strategy ...............................        m           3,578.7     1,435,412.1     (1,302,878.5)     136,112.3
   Mid-Cap Growth ......................................                   20,187.3       205,450.6       (216,269.5)       9,368.4
   Mid-Cap Value .......................................                   15,698.1       267,215.4       (234,704.3)      48,209.2
   Multi-Cap Core Equity ...............................        a                --              --               --             --
   Nova ................................................                    3,666.7       183,255.6       (132,578.9)      54,343.4
   OTC .................................................                  351,377.5     1,925,207.6     (2,269,628.7)       6,956.4
   OTC 2X Strategy .....................................        s          48,112.1    10,489,534.1    (10,449,560.8)      88,085.4
   Precious Metals .....................................                   22,166.0       467,094.6       (408,018.2)      81,242.4
   Real Estate .........................................                    1,565.4       164,939.9       (140,877.9)      25,627.4
   Retailing ...........................................                         --        42,173.9        (38,696.6)       3,477.3
   Russell 2000 1.5X Strategy ..........................        n           2,963.8     5,050,488.9     (4,731,110.8)     322,341.9
   Russell 2000 2X Strategy ............................   ab, ad                --       414,411.0       (414,411.0)            --
   S&P 500 2X Strategy .................................        p           7,681.5       460,778.4       (397,764.5)      70,695.4
   Sector Rotation .....................................                    4,113.0        95,179.1        (80,085.2)      19,206.9
   Small-Cap Growth ....................................                    2,746.6     1,221,787.2     (1,202,673.8)      21,860.0
   Small-Cap Value .....................................                    3,489.3       391,550.5       (342,056.4)      52,983.4
   Strengthening Dollar 2X Strategy ....................        o                --       229,229.9       (229,229.9)            --
   Technology ..........................................                         --       354,715.4       (351,449.9)       3,265.5
   Telecommunications ..................................                         --        69,623.2        (68,880.2)         743.0
   Transportation ......................................                    3,617.5        27,963.4        (28,905.4)       2,675.5
   U.S. Government Money Market ........................                  906,670.5    24,682,149.1    (24,247,284.3)   1,341,535.3
   Utilities ...........................................                   13,150.0       112,324.4       (104,661.9)      20,812.5
   Weakening Dollar 2X Strategy ........................        t                --       244,334.2       (220,119.2)      24,215.0
SELIGMAN PORTFOLIO, INC.:
   Communications & Information ........................                      155.4        70,419.5        (20,737.6)      49,837.3
   Global Technology ...................................                      235.5        42,864.2        (35,758.4)       7,341.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED         REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES:
   Blue Chip Growth II .................................        x                --       104,068.9        (24,505.2)      79,563.7
   Equity Income II ....................................        x                --       124,964.5           (333.8)     124,630.7
   Health Sciences II ..................................        x                --        43,965.5         (8,755.8)      35,209.7
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ...............................................                   33,760.7       416,838.2       (204,995.1)     245,603.8
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return .....................................                         --        82,272.9        (37,192.8)      45,080.1
   Bond ................................................                    1,807.1       158,627.9        (78,999.5)      81,435.5
   Emerging Markets ....................................                   20,306.6       173,976.3        (94,654.4)      99,628.5
   Hard Assets .........................................                   20,646.6       201,843.7        (87,648.5)     134,841.8
   Real Estate .........................................                    1,808.2       118,535.8        (54,168.0)      66,176.0
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ...........................................                   14,358.7        38,436.6         (3,459.8)      49,335.5
   Opportunity .........................................                   13,579.7         8,261.9           (743.7)      21,097.9
                                                                        ------------------------------------------------------------
                                                                        4,195,631.6   148,392,732.5   (140,058,405.7)  12,529,958.4
                                                                        ============================================================

a)    For the period February 3, 2006 (inception of fund) through December 31,
      2006.

b) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

c)    For the period April 28, 2006 (inception of fund) through December 31,
      2006.

d) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond Fund prior to their name changes on April 28, 2006.

e) Formerly Inverse OTC prior to its name change effective July 3, 2007 and Arktos prior to its name change effective May 1, 2006.

f) Formerly AIM VI Real Estate prior to its name change effective May 1, 2006.

g) Formerly Inverse Dynamic Dow prior to its name change effective July 3, 2007 and Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

h) Formerly Inverse Russell 2000 prior to its name change effective July 3, 2007 and Inverse Small-Cap prior to its name change effective May 1, 2006.

i) Formerly Inverse Government Long Bond prior to its name change effective July 3, 2007 and Juno prior to its name change effective May 1, 2006.

j) Formerly Europe Advantage prior to its name change effective July 3, 2007 and Large-Cap Europe prior to its name change effective May 1, 2006.

k) Formerly Japan Advantage prior to its name change effective July 3, 2007 and Large Cap Japan prior to its name change effective May 1, 2006.

l) Formerly Dynamic Dow prior to its name change effective July 3, 2007 and Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

m) Formerly Mid Cap Advantage prior to its name change effective July 3, 2007 and Medius prior to its name change effective May 1, 2006.

n) Formerly Russell 2000 Advantage prior to its name change effective July 3, 2007 and Mekros prior to its name change effective May 1, 2006.

o) Formerly Dynamic Strengthening Dollar prior to its name change effective July 3, 2007 and Strengthening Dollar prior to its name change effective May 1, 2006.

p) Formerly Dynamic S&P 500 prior to its name change effective July 3, 2007 and Titan 500 prior to its name change effective May 1, 2006.

q) Formerly Government Long Bond Advantage prior to its name change effective July 3, 2007 and U.S. Government Bond prior to its name change effective May 1, 2006.

r) Formerly Inverse S&P 500 prior to its name change effective July 3, 2007 and Ursa prior to its name change effective May 1, 2006.

s) Formerly Dynamic OTC prior to its name change effective July 3, 2007 and Velocity 100 prior to its name change effective May 1, 2006.

t) Formerly Dynamic Weakening Dollar prior to its name change effective July 3, 2007 and Weakening Dollar prior to its name change effective May 1, 2006.

u) Formerly Salomon Brothers Variable Series Funds prior to its name change effective May 1, 2006.

v)    For the period January 1, 2006 through August 31, 2006 (liquidation of fund).

w)    For the period January 1, 2006 through May 1, 2006 (funds closed).

x)    For the period May 1, 2006 (inception of fund) through December 31, 2006.

y) For the period November 1, 2006 through November 13, 2006 (date of closure).

z)    For the period November 13, 2006 (inception of fund) through December 31,
      2006.

aa) Formerly LMP Variable High Yield prior to its name change effective September 1, 2006.

ab)   For the period November 1, 2006 (inception of fund) through December 31,
      2006.

ac) For the period January 1, 2006 through November 13, 2006 (fund merged into International Value).

ad) Formerly Dynamic Russell 2000 prior to its name change effective July 3, 2007.

ae)   Formerly Inverse Mid-Cap prior to its name change effective July 3, 2007.

af)   Formerly High Income Bond prior to its name change effective May 1, 2007.

ag) Formerly Limited Maturity Bond prior to its name change effective May 1, 2007.

ah)   Formerly Commodities prior to its name change effective May 1, 2007.

ai)   Formerly Equity prior to its name change effective May 1, 2007.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(7) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

a)    For the period January 1, 2007 through March 29, 2007 (liquidation of fund).

b)    For the period April 27, 2007 (inception of fund) through December 31,
      2007.

c) Formerly in Legg Mason Partners Variable Portfolio I until move on April 27, 2007.

d)    Formerly in Legg Mason Partners Investment Series until move on April 27,
      2007.

e) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Aggressive Growth).

f) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Fundamental Value).

g) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Large Cap Growth).

h) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Capital and Income).

i)    For the period January 1, 2007 through April 27, 2007 (liquidation of fund).

j)    For the period of January 1, 2007 through April 30, 2007 (liquidation of fund).

k)    For the period May 1, 2007 (inception of fund) through December 31, 2007.

l) Lazard US Strategic Equity was formerly Lazard Equity prior to its name change effective May 1, 2007.

m) Neuberger Lehman Brothers High Income Bond was formerly Neuberger High Income Bond prior to its name change effective May 1, 2007.

n) Neuberger Lehman Brothers Short Duration Bond was formerly Neuberger Limited Maturity Bond prior to its name change effective May 1, 2007.

o) Rydex Commodities Strategy was formerly Rydex Commodities prior to its name change effective May 1, 2007.

p) Rydex Dow 2X Strategy was formerly Rydex Dynamic Dow prior to its name change effective July 3, 2007.

q) Rydex Europe 1.25 X Strategy was formerly Rydex Europe Advantage prior to its name change effective July 3, 2007.

r) Rydex Government Long Bond 1.2X Strategy was formerly Rydex Government Long Bond Advantage prior to its name change effective July 3, 2007.

s) Rydex Inverse Dow 2X Strategy was formerly Rydex Inverse Dynamic Dow prior to its name change effective July 3, 2007.

t) Rydex Inverse Government Long Bond Strategy was formerly Rydex Inverse Government Long Bond prior to its name change effective July 3, 2007.

u) Rydex Inverse Mid-Cap Strategy was formerly Rydex Inverse Mid-Cap prior to its name change effective July 3, 2007.

v) Rydex Inverse OTC Strategy was formerly Rydex Inverse OTC prior to its name change effective July 3, 2007.

w) Rydex Inverse Russell 2000 Strategy was formerly Rydex Inverse Russell 2000 prior to its name change effective July 3, 2007

x) Rydex Inverse S&P 500 Strategy was formerly Rydex Inverse S&P 500 prior to its name change effective July 3, 2007.

y) Rydex Japan 1.25X Strategy was formerly Rydex Japan Advantage prior to its name change effective July 3, 2007.

z) Rydex Mid Cap 1.5X Strategy was formerly Rydex Mid Cap Advantage prior to its name change effective July 3, 2007.

aa) Rydex OTC 2X Strategy was formerly Rydex Dynamic OTC prior to its name change effective July 3, 2007.

ab) Rydex Russell 2000 1.5X Strategy was formerly Rydex Russell 2000 Advantage prior to its name change effective July 3, 2007.

ac) Rydex Russell 2000 2X Strategy was formerly Rydex Dynamic Russell 2000 prior to its name change effective July 3, 2007.

ad) Rydex S&P 500 2X Strategy was formerly Rydex Dynamic S&P 500 prior to its name change effective July 3, 2007.

ae) Rydex Strengthening Dollar 2X Strategy was formerly Rydex Dynamic Strengthening Dollar prior to its name change effective July 3, 2007.

af) Rydex Weakening Dollar 2X Strategy was formerly Rydex Dynamic Weakening Dollar prior to its name change effective July 3, 2007.

ag)   For the period July 2, 2007 (inception of fund) through December 31, 2007.

ah) For the period November 9, 2007(inception of fund) through December 31, 2007.

ai)   For the period of January 1, 2007 through November 9, 2007 (liquidation of fund).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(8) SUBSEQUENT EVENTS

      Effective January 3, 2008, Inviva, Inc., Jefferson National Life Insurance Company's (the "Company") ultimate parent, completed a restructuring transaction whereby it exchanged $111.5 million of debt ($91.5 million principal and $20 million accrued interest) for (a) cash and new debt of approximately $9 million and $7.6 million, including future interest payments, respectively; and (b) a portion of its equity interest in Jefferson National Financial Corp. (JNFC). The new debt resides at JNFC, but will ultimately be serviced by the Company at an annual cost of approximately $0.3 million to $0.5 million. On January 2, 2008, to facilitate the restructuring, the Company paid a $3.6 million extraordinary distribution, which was approved by the Texas Department of Insurance. On a pro forma basis, this dividend will reduce the Company's statutory capital and surplus from $41.1 million to $37.4 million and reduce risk-based capital from 690% to 633% authorized control level.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account G as of December 31, 2007, the related statements of operations and changes in net assets for the years ended December 31, 2007 and 2006, and the financial highlights for each of the three years for the period ended December 31, 2007. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account G as of December 31, 2007, the results of its operations, changes in its net assets for the years ended December 31, 2007 and 2006, and financial highlights for each of the three years for the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP

New York, New York
March 21, 2008

================================================================================

                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

                             SPONSOR
                             Jefferson National Life Insurance Company

                             DISTRIBUTOR
                             Jefferson National Financial Securities Corporation

                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO Seidman, LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      The following financial statements are included in Part B of the Registration Statement:

      The financial statements of Jefferson National Life Insurance Company at December 31, 2007 and 2006, and for the three years then ended December 31, 2007.

      The financial statements of Jefferson National Life Annuity Account G at December 31, 2007 and for each of the two years then ended December 31, 2007.

(b)   Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(1)  (a)       Resolution of Board of Directors of the Company authorizing  (2)
               the establishment of the Separate Account.

     (b)       Resolution Changing the Name of the Separate Account         (1)

(2)            Not Applicable.

(3)  (a) (i)   Form of Principal Underwriter's Agreement of the Company     (1)
               on behalf of the Separate Account and Inviva Securities
               Corporation.

         (ii)  Form of Amendment to Principal Underwriter's Agreement       (1)

     (b)       Form of Selling Agreement                                    (1)

(4)  (a)       Form of Individual Contract Fixed and Variable Accounts.     (1)
               (22-4056)

     (b)       Form of Group Contract.                                      (2)

     (c)       Form of Group Certificate.                                   (2)

     (d)       Form of Endorsement Amending MVA Provision                   (1)

     (e)       Form of IRA Endorsement                                      (1)

     (f)       Form of Roth IRA Endorsement                                 (1)

     (g)       Form of JSA Endorsement                                      (1)

     (h)       Form of Individual Contract Fixed and Variable Accounts.     (11)
               (JNL-2300)

     (i)       Form of Electronic Administration Endorsement (JNL-4020)     (11)

     (j)       Form of Individual Contract Fixed and Variable Accounts.     (12)
               (JNL-2300-1)

     (k)       Form of Joint Owner Endorsement. (MONADV-END 01/07)          (13)

     (l)       Form of Transaction Fee Rider. (JNL-TRXFEE-2007)             (13)

     (m)       Form of Individual Contract Fixed and Variable Accounts.     (13)
               (JNL-2300-2)

(5)  (a)       Form of Application for Individual Annuity Contract.         (1)
               (JNL-6000)

     (b)       Form of JNL Individual Application. (JNL-6005)               (11)

     (c)       Form of JNL Individual Application. (JNL-6005-2)             (12)

     (d)       Form of JNL Individual Application. (JNL-6005-3)             (13)

     (e)       Form of JNL Individual Application (JNL-6005-4)              (14)

(6)  (a)       Amended and Restated Articles of Incorporation of Conseco    (1)
               Variable Insurance Company.

     (b)       Amended and Restated By-Laws of the Company.                 (1)

(7)            Not Applicable.

(8)  (a)       Form of Participation Agreement dated October 23, 2002       (1)
               with Conseco Series Trust and Conseco Equity Sales, Inc.
               and amendments thereto dated September 10, 2003 and February 1, 2001.

         (i)   Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement dated October 23, 2002 by and among 40|86 Series
               Trust, 40|86 Advisors, Inc. and Jefferson National Life
               Insurance Company.

     (b) (i)   Form of Participation Agreement by and among A I M           (3)
               Distributors, Inc., Jefferson National Life Insurance
               Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

         (ii)  Form of Amendment dated April 6, 2004 to the Participation   (1)
               Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

         (iii) Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

         (iv)  Form of Amendment dated May 1, 2008 to the Participation     (14)
               Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.

     (c) (i)   Form of Participation Agreement among the Alger American     (4)
               Fund, Great American Reserve Insurance Company and Fred
               Alger and Company, Inc. dated March 31, 1995.

         (ii)  Form of Amendment dated November 5, 1999 to the              (5)
               Participation Agreement among the Alger American Fund,
               Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (iii) Form of Amendment dated January 31, 2001 to the              (5)
               Participation Agreement among the Alger American Fund,
               Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (iv) Form of Amendments August 4, 2003 and March 22, 2004 to the (1) Participation Agreement among the Alger American Fund,
               Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (v)   Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement among the Alger American Fund, Jefferson National
               Life Insurance Company and Fred Alger and Company, Inc.
               dated March 31, 1995.

         (vi)  Form of Amendment dated May 1, 2008 to the Participation     (14)
               Agreement among The Alger American Fund, Jefferson National
               Life Insurance Company and Fred Alger and Company, Inc.
               dated March 31, 1995.

     (d) (i)   Form of Participation Agreement between Great American       (4)
               Reserve Insurance Company and American Century Investment Services as of 1997.

         (ii)  Form of Amendment dated November 15, 1997 to the             (5)
               Participation Agreement between Great American Reserve
               Insurance Company and American Century Investment Services as of 1997.

         (iii) Form of Amendment dated December 31, 1997 to the             (5)
               Participation Agreement between Great American Reserve
               Insurance Company and American Century Investment Services as of 1997.

         (iv)  Form of Amendment dated January 13, 2000 to the              (5)
               Participation Agreement between Great American Reserve
               Insurance Company and American Century Investment Services as of 1997.

         (v)   Form of Amendment dated February 9, 2001 to the              (5)
               Participation Agreement between Great American Reserve

               Insurance Company and American Century Investment Services as of 1997.

         (vi)  Form of Amendments dated July 31, 2003 and March 25, 2004    (1)
               to the Participation Agreement between Great American
               Reserve Insurance Company and American Century Investment Services as of 1997.

         (vii) Form of Amendments dated May 1, 2005 to the Participation    (10)
               Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.

         (viii Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.

         (ix)  Form of Amendment dated May 1, 2007 to the Participation     (13)
               Agreement between Jefferson National Life Insurance Company and American Century Investment Services.

     (e) (i)   Form of Participation Agreement dated May 1, 1995 by and     (5)
               among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth
               Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (ii) Form of Amendment dated March 21, 2002 to the Participation (5) Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The
               Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
               Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (iii) Form of Amendment dated May 1, 2003 to the Participation     (1)
               Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The
               Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
               Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (iv) Form of Amendment dated 2004 to the Participation Agreement (1) dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus
               Socially Responsible Growth Fund, Inc., Dreyfus Life and
               Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (v)   Form of Amendment dated May 1, 2005 to the Participation     (10)
               Agreement dated May 1, 1995 by and among Jefferson National
               Life Insurance Company, Dreyfus Variable Investment Fund,
               The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
               Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

     (f) (i)   Form of Participation Agreement dated March 6, 1995 by and   (4)
               among Great American Reserve Insurance Company and
               Insurance Management Series, Federated Securities Corp.

         (ii) Form of Amendment dated 1999 to the Participation Agreement (5) dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated
               Securities Corp.

         (iii) Form of Amendment dated January 31, 2001 to the              (5)
               Participation Agreement dated March 6, 1995 by and among
               Conseco Variable Insurance Company, Federated Insurance
               Series and Federated Securities Corp.

         (iv) Form of Amendment dated 2004 to the Participation Agreement (1) dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated
               Securities Corp.

         (v)   Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement dated March 6, 1995 by and among Jefferson
               National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

     (g) (i) Form of Participation Agreement by and among First American (6) Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

         (ii) Form of Amendment dated April 25, 2001 to the Participation (5) Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

         (iii) Form of Amendment dated May 1, 2003 to the Participation     (1)
               Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

     (h) (i)   Form of Participation Agreement among Janus Aspen Series,    (1)
               Janus Distributors LLC and Jefferson National Life
               Insurance Company dated February 1, 2001 and Form of
               Amendment dated July 2003 thereto.

         (ii)  Form of Amendment dated May 1, 2005 to the Participation     (10)
               Agreement among Janus Aspen Series, Janus

               Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

         (iii) Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated
               February 1, 2001.

         (iv)  Form of Amendment dated May 1, 2008 to the Participation     (14)
               Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated
               February 1, 2001(Service and Institutional)

     (i) (i)   Form of Participation Agreement among Lazard Retirement      (1)
               Series, Inc., Lazard Asset Management, LLC, Inviva
               Securities Corporation and Jefferson National Life
               Insurance Company dated May 1, 2003.

         (ii) Form of Amendment dated March 21, 2004 to the Participation (1) Agreement among Lazard Retirement Series, Inc., Lazard
               Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1,
               2003.

     (j) (i) Form of Participation Agreement dated April 10, 1997 by and (4) among Lord, Abbett & Co. and Great American Reserve
               Insurance Company.

         (ii)  Form of Amendment dated December 1, 2001 to the              (7)
               Participation Agreement dated April 10, 1997 by and among
               Lord, Abbett & Co. and Great American Reserve Insurance
               Company.

         (iii) Form of Amendment dated May 1, 2003 to the Participation     (1)
               Agreement dated April 10, 1997 by and among Lord, Abbett &
               Co. and Great American Reserve Insurance Company.

     (k) (i) Form of Participation Agreement dated April 30, 1997 by and (5) among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company.

         (ii)  Form of Amendment dated May 1, 2000 to the Participation     (5)
               Agreement dated April 30, 1997 by and among Neuberger
               Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco
               Variable Insurance Company.

         (iii) Form of Amendment dated January 31, 2001 to the              (5)
               Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers
               Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

         (iv)  Form of Amendment dated May 1, 2004 to the Participation     (8)
               Agreement dated April 30, 1997 by and among Neuberger
               Berman Advisers Management Trust, Neuberger Berman
               Management Incorporated and Jefferson National Life
               Insurance Company.

         (v)   Form of Amendment dated April 4, 2004 to the Participation   (1)
               Agreement dated April 30, 1997 by and among Neuberger
               Berman Advisers Management Trust, Neuberger Berman
               Management Incorporated and Jefferson National Life
               Insurance Company.

         (vi)  Form of Amendment dated May 1, 2005 to the Participation     (10)
               Agreement dated April 30, 1997 by and among Neuberger
               Berman Advisers Management Trust, Neuberger Berman
               Management Incorporated and Jefferson National Life
               Insurance Company.

         (vii) Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement dated April 30, 1997 by and among Neuberger
               Berman Advisers Management Trust, Neuberger Berman
               Management Incorporated and Jefferson National Life
               Insurance Company.

         (viii Form of Amendment dated May 1, 2007 to the Participation     (13)
               Agreement dated April 30, 1997 by and among Neuberger
               Berman Advisers Management Trust, Neuberger Berman
               Management Incorporated and Jefferson National Life
               Insurance Company.

     (l) (i)   Form of Participation Agreement dated May 1, 2003 by and     (1)
               among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance
               Company and amended dated April 13, 2004 thereto.

         (ii)  Form of Amendment dated May 1, 2005 to the Participation     (10)
               Agreement dated May 1, 2003 by and among PIMCO Variable
               Insurance Trust, PIMCO Advisors Distributors LLC and
               Jefferson National Life Insurance Company.

         (iii) Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement dated May 1, 2003 by and among PIMCO Variable
               Insurance Trust, PIMCO Advisors Distributors LLC and
               Jefferson National Life Insurance Company.

         (iv)  Form of Amendment dated May 1, 2008 to the Participation     (14)
               Agreement dated May 1, 2003 by and among PIMCO Variable
               Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

     (m) (i)   Form of Participation Agreement dated May 1, 2003 among      (1)
               Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

         (ii)  Form of amendment to Participation Agreement dated May 1,    (10)
               2003 among Pioneer Variable Contract Trust, Jefferson
               National Life Insurance Company, Pioneer Investment
               Management, Inc. and Pioneer Funds Distributor, Inc.

         (iii) Form of amendment to Participation Agreement dated May 1,    (12)
               2006 among Pioneer Variable Contract Trust, Jefferson
               National Life Insurance Company, Pioneer Investment
               Management, Inc. and Pioneer Funds Distributor, Inc.

         (iv)  Form of amendment to Participation Agreement dated May 1,    (14)
               2008 among Pioneer Variable Contract Trust, Jefferson
               National Life Insurance Company, Pioneer Investment
               Management, Inc. and Pioneer Funds Distributor, Inc.

     (n)       Form of Participation Agreement dated May 1, 2003 by and     (1)
               among Royce Capital Fund, Royce & Associates, LLC and
               Jefferson National Life Insurance Company and Inviva
               Securities Corporation and Form of Amendment dated April 5,
               2004 thereto.

         (i)   Form of amendment to Participation Agreement dated May 1,    (12)
               2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva
               Securities Corporation.

         (ii)  Form of amendment to Participation Agreement dated May 1,    (14)
               2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson
               National Securities Corporation.

     (o) (i) Form of Participation Agreement dated March 24, 2000 by and (9) among Conseco Variable Insurance Company, RYDEX Variable
               Trust and PADCO Financial Services, Inc.

         (ii)  Form of Amendment dated April 13, 2004 to the Form of        (1)
               Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

         (iii) Form of Amendment dated May 1, 2005 to the Form of           (10)
               Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
               Trust and PADCO Financial Services, Inc.

         (iv)  Form of Amendment dated May 1, 2006 to the Form of           (12)
               Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
               Trust and PADCO Financial Services, Inc.

         (v)   Form of Amendment dated March 31, 2008 to the Form of        (14)
               Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
               Trust and Rydex Distributors, Inc.

     (p) (i)   Form of Participation Agreement dated April 2004 between     (1)
               Jefferson National Life Insurance Company and Citigroup
               Global Markets Inc.

         (ii)  Form of Amendment dated May 1, 2005 to Form of               (10)
               Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global
               Markets Inc.

         (iii) Form of Amendment dated April 28, 2007 to Form of            (13)
               Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global
               Markets Inc. (Legg Mason)

     (q) (i)   Form of Participation Agreement dated May 1, 2000 by and     (6)
               among Seligman Portfolios, Inc., Seligman Advisors, Inc.
               and Conseco Variable Insurance Company.

         (ii)  Form of Amendment dated January 31, 2001 to the              (5)
               Participation Agreement dated May 1, 2000 by and among
               Seligman Portfolios, Inc., Seligman Advisors, Inc. and
               Conseco Variable Insurance Company.

         (iii) Form of Amendment dated August 5, 2003 to the Participation (1) Agreement dated May 1, 2000 by and among Seligman
               Portfolios, Inc., Seligman Advisors, Inc. and Conseco
               Variable Insurance Company.

         (iv) Form of Amendment dated 2004 to the Participation Agreement (1) dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance
               Company.

         (v)   Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement dated May 1, 2000 by and among Seligman
               Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
               National Life Insurance Company.

         (vi) Form of Amendment dated March 31, 2008 to the Participation (14) Agreement dated May 1, 2000 by and among Seligman
               Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
               National Life Insurance Company.

     (r) (i) Form of Participation Agreement dated April 30, 1997 by and (5) among Great American Reserve Insurance Company, Strong
               Variable Insurance Funds, Inc., Strong Special Fund II,
               Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

         (ii)  Form of Amendment dated December 11, 1997 to Participation   (5)
               Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

         (iii) Form of Amendment dated December 14. 1999 to Participation   (5)
               Agreement dated April 30, 1997 by and among Conseco
               Variable Insurance Company, Strong Variable Insurance
               Funds, Inc., Strong Opportunity Fund II, Inc., Strong
               Capital Management, Inc. and Strong Investments, Inc.

         (iv)  Form of Amendment dated March 1, 2001 to Participation       (5)
               Agreement dated April 30, 1997 by and among Conseco
               Variable Insurance Company, Strong Variable Insurance
               Funds, Inc., Strong Opportunity Fund II, Inc., Strong
               Capital Management, Inc. and Strong Investments, Inc.

         (v)   Form of Amendments dated December 2, 2003 and April5, 2004   (1)
               to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc.,
               Strong Capital Management, Inc. and Strong Investments,
               Inc.

     (s) (i)   Form of Participation Agreement dated May 1, 2003 with by    (8)
               and among Third Avenue Management LLC and Jefferson
               National Life Insurance Company.

         (ii)  Form of Amendment dated April 6, 2004 to the Participation   (1)
               Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance
               Company.

     (t) (i)   Form of Participation Agreement dated February 29, 2000 by   (5)
               and among Conseco Variable Insurance Company, Van Eck
               Worldwide Insurance Trust and Van Eck Associates
               Corporation.

         (ii)  Form of Amendment dated January 31, 2001 to Participation    (5)
               Agreement dated February 29, 2000 by and among Conseco
               Variable Insurance Company, Van Eck Worldwide Insurance
               Trust and Van Eck Associates Corporation.

         (iii) Form of Amendment dated January 31, 2001 to Participation    (5)
               Agreement dated February 29, 2000 by and among Conseco
               Variable Insurance Company, Van Eck Worldwide Insurance
               Trust and Van Eck Associates Corporation.

         (iv)  Form of Amendment dated May 1, 2003 to Participation         (8)
               Agreement dated March 1, 1995 by and among Van Eck
               Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

     (u) (i)   Form of Participation Agreement between Jefferson National   (1)
               Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

         (ii) Form of Amendment dated 2004 to the Participation Agreement (1) between Jefferson National Life Insurance Company, Bisys
               Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

     (v) (i)   Form of Participation Agreement between Jefferson National   (10)
               Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

         (ii)  Form of Amendment dated May 1, 2006 to Participation         (12)
               Agreement between Jefferson National Life Insurance
               Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

         (iii) Form of Amendment dated May 1, 2008 to Participation         (14)
               Agreement between Jefferson National Life Insurance
               Company, Jefferson National Securities Corporation, Wells
               Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

     (w) (i)   Form of Participation Agreement between Jefferson National   (10)
               Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

         (ii)  Form of Amendment dated May 1, 2006 to Participation         (12)
               Agreement between Jefferson National Life Insurance
               Company, Rafferty Asset Management, LLC and Potomac
               Insurance Trust dated May 1, 2005.

         (iii) Form of Amendment dated May 1, 2008 to Participation         (14)
               Agreement between Jefferson National Life Insurance
               Company, Rafferty Asset Management, LLC and Direxion
               Insurance Trust dated May 1, 2005.

     (x) (i)   Form of Participation Agreement between Jefferson National   (12)
               Life Insurance Company, Alliance Capital Management L.P.
               and AllianceBernstein Investment Research and Management,
               Inc. dated May 1, 2006.

         (ii)  Form of Amendment dated March 8, 2008 to Form of             (14)
               Participation Agreement between Jefferson National Life
               Insurance Company, AllianceBernstein L.P. and
               AllianceBernstein Investments, Inc. dated May 1, 2006.

     (y) (i)   Form of Participation Agreement between Jefferson National   (12)
               Life Insurance Company, T. Rowe Price Investment Services,
               Inc. and the various T. Rowe Price funds dated May 1, 2006.

         (ii)  Form of Amendment dated May 1, 2007 to Participation         (13)
               Agreement between Jefferson National Life Insurance
               Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.

     (z) (i)   Form of Participation Agreement between Jefferson National   (12)
               Life Insurance Company, Credit Suisse Trust, Credit Suisse
               Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006.

     (aa)(i)   Form of Participation Agreement between Northern Lights      (13)
               Variable Trust and Jefferson National Life Insurance
               Company dated May 1, 2007.

         (ii)  Form of Amended Participation Agreement between Northern     (14)
               Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.

     (bb)(i) Form of Participation Agreement between Nationwide Variable (13) Insurance Trust, Nationwide Fund Distributors LLC and
               Jefferson National Life Insurance Company dated May 1,
               2007.

     (cc)(i)   Form of Participation Agreement between Vanguard Variable    (14)
               Insurance Fund, The Vanguard Group, Inc., Vanguard
               Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008.

     (dd)(i)   Form of Participation Agreement between Jefferson National   (14)
               Life Insurance Company, Financial Investors Variable
               Insurance Trust, ALPS Advisers, Inc., and ALPS
               Distributors, Inc. dated May 1, 2008.

     (ee)(i)   Form of Participation Agreement between Jefferson National   (14)
               Life Insurance Company, ALPS Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1,
               2008.

(9)            Opinion and Consent of Counsel.                              (14)

(10)           Consent of Independent Registered Public Accounting Firm     (14)

(11)           Financial Statements omitted from Item 23 above.             N/A

(12)           Initial Capitalization Agreement.                            N/A

(13) (a) (i)   Powers of Attorney                                           (1)

         (ii)  Powers of Attorney - for Laurence Greenberg                  (11)

         (iii) Powers of Attorney - for Robert Jefferson                    (12)

(1) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on April 30, 2004 (Accession

Number 0000912057-04-000471).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on January 23, 1996 (Accession Number 0000928389-96-000012).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 16 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-17501) filed electronically on form N-4 on May 2, 2005 (Accession Number 0000930413-05-003264).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 17 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003358).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 4 and 20 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2007 (Accession Number 0000930413-07-003460).

(14) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

      The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                 POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                   Director, Chairman of the Board
Tracey Hecht Smilow              Director
Laurence P. Greenberg            Director, Chief Executive Officer and President
Timothy D. Rogers                Chief Financial Officer and Treasurer
Craig A. Hawley (1)              General Counsel and Secretary
David Lau (1)                    Chief Operating Officer
Brian Heaphy                     Director--Mergers & Acquisitions
Jeff Fritsche                    Tax Director
Michael Girouard                 Chief Investment Officer
Joseph Vap (1)                   Controller
Matthew Grove                    Chief Marketing Officer
Dean C. Kehler (2)               Director
Robert Jefferson (3)             Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                              Organizational Chart

---------------------
   Smilow & Hecht
and Family Members(1)
---------------------
         |
         | 100%
         |
    -----------    ------------     ---------    ---------    ---------    ---------    -------
      Inviva,      Inviva, Inc.      Series A     Series B     Series C     Series D    Secured
      L.L.C.        Management      Preferred    Preferred    Preferred    Preferred     Notes
       (CA)           and            Stock(3)     Stock(4)     Stock(5)     Stock(6)
                   Employees(2)     ---------    ---------    ---------    ---------    -------
    -----------    ------------         |            |            |            |           |
         |              |               |            |            |            |           |
         | 75%          | 25%           |            |            |            |           |
         |              |               |            |            |            |           |
    -------------------------------------------------------------------------------------------
                                          Inviva, Inc.
                                              (DE)
    -------------------------------------------------------------------------------------------
                                               |         |
                                           ----| 100%    |
                                           |             |
    ----------------------------------------             |
    |                         |            |             |
    |                         |            |             |
    |                         |            |             |
---------               -------------  ---------         |   -----------     -----------     -----------
  Lifco                  JNF Holding     Inviva          |
 Holding                Company, Inc.  Insurance         |    JNFC ESOP        Inviva,         Trimaran
 Company,                   (DE)         Agency,         |                      L.L.C.         Entities
Inc. (DE)                              Inc. (DE)         |
---------               -------------  ---------         |   -----------     -----------     -----------
                             |                           |        |               |               |
                             |                           |        |               |               |
                             |                           |        |               |               |
             ------------------                          |        |               |               |
             Jefferson National                          |        |               |               |
              Financial Corp.  --------------------------------------------------------------------
                  (DE)(7)
             ------------------
                     |
                     |  100%
                     |
            ---------------------------------------------------------------------------------------------
            |                                |                               |                          |
            |                                |                               |                          |
---------------------------   ---------------------------------   -----------------------   --------------------------
     Jefferson National       Jefferson National Life Insurance   JNF Advisors, Inc. (DE)    JNF Asset Management, LLC
Securities Corporation (DE)               Company (TX)
---------------------------   ---------------------------------   -----------------------   --------------------------

(1) Smilow and Hecht are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership:
      Smilow and Hecht -- 51.6%, D. Aaron LLC -- 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) -- 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) -- 0.4%. Interest ownership in D. Aaron LLC: Smilow -- 50%, each of his three (3) minor children -- 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred (together, the "Series A") both of which are non-voting. The majority of the Series A is held by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock -- three (3) members; (ii) Common Stock -- two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A -- one (1) member; (iv) Series B -- three (3) members; and (v) Series C -- one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

(7) Each of these statutory trusts was created in order to consummate Inviva's participation in a pooled private placement offering of Trust Preferred Securities. Inviva, Inc. owns, in each case, all of the common stock of the trust.

(8) Jefferson National Financial Corp. is owned 75% by JNF Holding Company, Inc. and 25% by Inviva, Inc.

ITEM 27. NUMBER OF CONTRACT OWNERS

      As of March 7, 2008, the number of Monument Advisor contracts funded by Jefferson National Life Annuity Account G was 1,618 of which 114 were qualified contracts and 1,504 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

      The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                      POSITIONS AND OFFICES
Craig A. Hawley                  President, General Counsel and Secretary
Robert B. Jefferson*             Director*
Edward J. O'Brien, IV            Chief Financial Officer

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

      (c)   JNSC retains no compensation or commissions from the registrant.


                                                                   COMPENSATION
                                                                        ON
                                       NET UNDERWRITING             REDEMPTION
       NAME OF PRINCIPAL                DISCOUNTS AND                   OR                  BROKERAGE
          UNDERWRITER                    COMMISSIONS               ANNUITIZATION           COMMISSIONS             COMPENSATION
Jefferson National Securities                None                      None                    None                    None
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 5 and 21 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 7th day of April, 2008.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:      /s/ Laurence P. Greenberg*
Name:    Laurence P. Greenberg
Title:   CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

      SIGNATURE                             TITLE                         DATE
/s/ David A. Smilow*           Chairman of the Board                     4/7/08
Name: David Smilow

/s/ Tracey Hecht Smilow*       Director                                  4/7/08
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*     Director, Chief Executive Officer         4/7/08
Name: Laurence Greenberg       and President

/s/ Timothy D. Rogers*         Chief Financial Officer and Treasurer     4/7/08
Name: Timothy D. Rogers

/s/ Dean C. Kehler*            Director                                  4/7/08
Name: Dean C. Kehler

/s/ Robert Jefferson*          Director                                  4/7/08
Name: Robert Jefferson

Name:  Craig A. Hawley*                                                  4/7/08
Attorney in Fact

                                  EXHIBIT INDEX

(5)  (e)        Form of JNL Individual Application (JNL-6005-4)

(8)  (b) (iv)   Form of Amendment dated May 1, 2008 to the Participation
                Agreement by and among A I M Distributors, Inc., Jefferson
                National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.

     (c)  (vi)  Form of Amendment dated May 1, 2008 to the Participation
                Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

     (h)  (iv)  Form of Amendment dated May 1, 2008 to the Participation
                Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional).

     (l)  (iv)  Form of Amendment dated May 1, 2008 to the Participation
                Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

     (m)  (iv)  Form of Amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

     (n)  (ii)  Form of Amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.

     (o)  (v)   Form of Amendment dated March 31, 2008 to the Participation
                Agreement dated March 24, 2000 by and among Jefferson National
                Life Insurance Company, RYDEX Variable Trust and Rydex
                Distributors, Inc.

     (q)  (vi)  Form of Amendment dated March 31, 2008 to the Participation
                Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

     (v)  (iii) Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

     (w)  (iii) Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.

     (x)  (ii)  Form of Amendment dated March 8, 2008 to Form of Participation
                Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.

     (aa) (ii)  Form of Amended Participation Agreement between Northern Lights
                Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.

     (cc) (i) Form of Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008.

     (dd) (i) Form of Participation Agreement between Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008.

     (ee) (i) Form of Participation Agreement between Jefferson National Life Insurance Company, ALPS Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008.

(9)             Opinion and Consent of Counsel.

(10)            Consent of Independent Registered Public Accounting Firm.

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